UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Steven I. Koszalka

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2016

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

1	Letter to investors
4	Fund reviews

Investment portfolios

45	Global Growth Fund
48	Global Small Capitalization Fund
52	Growth Fund
55	International Fund
59	New World Fund®
63	Blue Chip Income and Growth Fund
65	Global Growth and Income Fund
68	Growth-Income Fund
72	International Growth and Income Fund
75	Capital Income Builder®
79	Asset Allocation Fund
84	Global Balanced Fund
89	Bond Fund
95	Global Bond Fund
100	High-Income Bond Fund
105	Mortgage Fund
109	Ultra-Short Bond Fund
111	U.S. Government/AAA-Rated Securities Fund
115	Managed Risk Growth Fund
116	Managed Risk International Fund
117	Managed Risk Blue Chip Income and Growth Fund
118	Managed Risk Growth-Income Fund
119	Managed Risk Asset Allocation Fund
120	Financial statements

Fellow investors:

Market returns were mixed for the six months ended June 30, 2016. U.S. and emerging markets stocks closed higher while many European markets fell. Slowing global growth, aggressive action on the part of central banks, the possibility of another interest rate hike in the U.S. and the decision by British voters to leave the European Union created uncertainty for investors.

Global equity market returns were tepid in aggregate, as the MSCI World Index rose 0.66%* for the period, but there were pockets of strength and weakness. Emerging markets registered some of the best results as the MSCI EM (Emerging Markets) Index climbed 6.41%. Brazil (+46.34%), Russia (+20.43%), Indonesia (+15.79%) and South Africa (+15.64%) were among the biggest gainers. A rebound in commodity prices, expectations for political reform and economic stimulus measures fueled returns.

The MSCI USA Index advanced 3.58%, helped in part by stronger job and housing numbers.

Sluggish growth, deflationary pressures and the potential impact of a “Brexit” dampened returns in a number of European markets. Overall, the MSCI Europe Index declined 5.13%, with Italy (–20.89%), Ireland (–13.61%) and Spain (–11.45%) suffering double-digit losses. Elsewhere among developed markets, Japan slipped 5.58%, hindered by a strengthening yen and the effects of negative interest rates on its banking system.

In bond markets, U.S. investment-grade and high-yield corporates advanced 7.68% and 9.06%, respectively, as investors sought higher yields than those offered by U.S. Treasuries. Barclays Global Aggregate Index, a measure of global investment-grade bonds (rated BBB/Baa and above), rose 8.96%, while the Barclays U.S. Aggregate Index (which measures U.S. investment-grade bonds) improved 5.31%. The 10-year Treasury yield, which stood at 2.27% on December 31, 2015, dropped to 1.49% as weak employment data and the Brexit referendum lowered expectations of a rate hike by the Federal Reserve. U.S. dollar–denominated emerging markets bonds, as measured by the J.P. Morgan EMBI (Emerging Markets Bond Index) Global, rose 10.90% as their higher yields were popular in a low-rate environment.

The U.S. dollar depreciated against most currencies. In developed markets, gains were led by the Japanese yen (+17.26%), Canadian dollar (+6.96%) and Singapore dollar (+5.41%). The Swiss franc and euro also improved, up 2.75% and 2.27%, respectively. The British pound, however, declined 9.30% against the greenback.

*	Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

American Funds Insurance Series	1

Among developing markets, the Brazilian real (+23.49%) and Russian ruble (+14.34%) finished strong, while the Mexican peso (–6.39%) and Chinese renminbi (–2.26%) fell. Currency returns are calculated by MSCI.

AFIS funds with exposure to U.S. equities and REITS fared well during the period. With the exception of Ultra-Short Bond Fund, which was hampered by low short-term interest rates, the series’ bond funds all recorded positive returns. On May 1, 2016, the Cash Management Fund was converted to Ultra-Short Bond Fund in accordance with shareholder approval on December 4, 2015.

Looking ahead

The U.S. economy continues to show signs of slow improvement, even as many countries around the globe struggle with sluggish growth and low inflation. As the Fed adopts a more data-driven approach to rate hikes and central banks focus on lowering rates to inject liquidity into the global financial system, we could have a “lower-for-longer” rate environment. We will, of course, closely monitor the impact to security markets and currencies. We are also headed into the final innings of the U.S. presidential election cycle, and will be watching for changes in that arena. We may be in a low-return environment overall, but we will continue to actively seek securities that are particularly attractive due to their innovation, fundamentals or valuation levels.

Our investment approach — based on extensive research, a long-term outlook and close attention to valuation — has served investors well over time. We continue to have confidence this will remain the case, and thank you for your support.

We look forward to reporting to you again in six months’ time.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

August 9, 2016

2	American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund,* Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of other expenses so that they will not exceed 0.28%. The waivers and reimbursements will be in effect through at least May 1, 2017, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights table in this report for details.

Although Capital Income Builder has a plan of distribution for Class 2 shares, fees for distribution services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” section of the prospectus for information on the fees for distribution permitted to be charged by the funds.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

*Effective May 1, 2016, Cash Management Fund was converted to American Funds Insurance Series — Ultra-Short Bond Fund.SM

American Funds Insurance Series	3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund lost 3.42% for the six months ended June 30, 2016, trailing its benchmark, the MSCI All Country World Index,* which gained 1.23%.

It was a challenging and volatile period for global markets amid weaker global economic growth. In Britain voters opted to leave the European Union, raising questions about EU stability and the potential for an economic downturn in Europe.

The financials and consumer discretionary sectors contributed most to relative returns. The latter included the fund’s biggest equity holding at period-end, Amazon, which was also among the top five contributors to relative returns. Stock selection in the information technology sector also contributed to the fund on an absolute and relative basis. TSMC, AAC Technologies and ASML were among the top five contributors to relative returns.

The fund’s weakest sectors on a relative basis were health care, consumer staples and industrials. Health care was the biggest detractor to relative returns, and Regeneron Pharmaceuticals and Vertex Pharmaceuticals dragged the most. Among consumer staples, Associated British Foods was also a detractor.

On a geographic basis, holdings in China, Taiwan and the Netherlands contributed most to the fund’s returns. Investments in the U.S., the U.K. and Denmark were the weakest.

Despite volatility in the U.S. and Europe, and disappointing economic growth in much of the world, the fund’s portfolio managers are optimistic they will continue to find good companies whose values are not yet fully reflected in their share prices.

Country diversification	Percent of net assets
The Americas
United States	41.4%
Canada	1.5
Other	.7
43.6

Europe
United Kingdom	6.4
Denmark	4.2
France	3.6
Netherlands	2.6
Finland	2.2
Switzerland	2.0
Germany	2.0
Spain	1.9
Sweden	1.3
Other	1.1
27.3

Asia/Pacific Basin
Japan	7.7
Taiwan	3.7
China	3.6
India	2.8
Hong Kong	2.7
South Korea	1.0
Other	.9
22.4

Other regions
South Africa	1.1

Short-term securities & other assets less liabilities	5.6

Total	100.0%

Largest individual equity securities	Percent of net assets
Amazon	5.93%
Novo Nordisk	3.89
TSMC	3.70
Home Depot	2.73
ASML	2.43
Vertex Pharmaceuticals	2.11
Priceline Group	1.96
Regeneron Pharmaceuticals	1.96
Alphabet	1.90
AIA Group	1.79

4	American Funds Insurance Series

Global Growth Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio

Class 1	–4.17%	7.99%	7.15%	9.12%	.55%
Class 2	–4.38	7.71	6.88	8.86	.80
Class 4	–4.62	7.54	6.65	8.60	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund lost 3.99% for the six months ended June 30, 2016, trailing its benchmark, the MSCI All Country World Small Cap Index,* which gained 2.22%.

The U.S. economy continues to improve, but it was a challenging and volatile period for global markets. China is in the midst of an economic slowdown, and Japan is struggling to recover from its recession.

Investments in information technology stocks aided results, led by AAC Technologies Holdings. Energy holdings benefited returns as the price of oil rebounded during the period. Health care stocks were the biggest detractors, with Ultragenyx Pharmaceutical and Endo International falling the most. While a number of our current investments have fallen out of favor, we believe health care will continue to be a growing and dynamic part of the global economy, and are confident in the long-term prospects of these companies.

Consumer discretionary stocks — the fund’s largest sector by concentration — lagged for the period. Industrials and utilities stocks detracted on an absolute and relative basis.

Various portfolio managers in the fund have divergent thoughts on what lies ahead, with views ranging from a constructive outlook to the stark possibility of a global recession. We acknowledge that the results in this period should be better. We hope to report improved results in the periods ahead, and we thank you for your continued loyalty.

Country diversification	Percent of net assets
The Americas
United States	39.9%
Canada	2.3
Brazil	2.1
Other	.3
44.6

Asia/Pacific Basin
China	6.1
Japan	4.5
India	3.7
Philippines	2.6
Thailand	1.7
Hong Kong	1.6
Other	3.1
23.3

Europe
United Kingdom	10.0
Germany	2.5
Other	5.4
17.9

Other regions	.1
Other

Short-term securities & other assets less liabilities	14.1

Total	100.0%

Largest individual equity securities	Percent of net assets
Qorvo	2.56%
Sprouts Farmers Market	1.89
China Biologic	1.39
InterOil	1.38
GW Pharmaceuticals	1.33
athenahealth	1.27
Laredo Petroleum	1.23
ENN Energy Holdings	1.22
Domino’s Pizza	1.14
International Container Terminal Services	1.05

6	American Funds Insurance Series

Global Small Capitalization Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

				Lifetime	Expense
	1 year	5 years	10 years	(since April 30, 1998)	ratio

Class 1	–16.39%	3.95%	4.57%	8.87%	.73%
Class 2	–16.59	3.69	4.30	8.60	.98
Class 4	–16.81	3.45	4.05	8.33	1.23

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series	7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 0.95% for the six months ended June 30, 2016. Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 3.84%.

The beginning of 2016 was volatile amid weaker global economic growth. Central banks have focused on accommodative monetary policies to stimulate economies, but this has not helped. Post-Brexit, concerns of a potential economic downturn in Europe have increased amid a slowdown in China and Japan.

Stock selection in the information technology, consumer discretionary and energy sectors contributed most to the fund in relative terms. Consumer discretionary company, Ulta Salon, and energy company, Concho Resources, were among the top five contributors to relative returns.

Early in the year, investments in the health care sector hurt, with Regeneron Pharmaceuticals, Incyte and Vertex Pharmaceuticals among the top five detractors to relative returns. Over the year, a reduction in biotechnology holdings and an increase in investments in Medtronic and UnitedHealth Group were beneficial.

Overall, the fund’s modest holdings outside the U.S. added relative value. Canada, Taiwan and the Netherlands were primary contributors, while the U.S., the U.K. and Japan were the main detractors.

The fund’s portfolio managers will continue to look closely at sectors that have been under pressure recently such as energy, as well as investment opportunities in defensive sectors such as consumer staples that offer value and the potential for growth.

Largest individual equity securities	Percent of net assets
Amazon	6.44%
Facebook	3.67
Home Depot	3.40
Microsoft	2.83
Berkshire Hathaway	2.54
Comcast	2.37
UnitedHealth Group	2.23
Broadcom	2.11
ASML	1.89
Schlumberger	1.87

8	American Funds Insurance Series

Growth Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016
				Lifetime	Expense
	1 year	5 years	10 years	(since February 8, 1984)	ratio

Class 1	2.16%	10.43%	7.04%	12.30%	.35%
Class 2	1.90	10.15	6.77	12.00	.60
Class 3	1.98	10.23	6.85	12.10	.53
Class 4	1.65	9.91	6.52	11.75	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series	9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund lost 1.18% for the six months ended June 30, 2016, trailing its benchmark, the MSCI ACWI (All Country World Index) ex USA,* which lost 1.02%.

It was a volatile period that saw commodities and oil rally despite any significant improvement in macroeconomics. China’s debt level worried investors, which led to second-quarter weakness. The unexpected outcome of the Brexit vote rattled markets. Japan’s weak economy was dealt another blow when the yen, considered a safe-haven currency, rose after the Brexit vote — hurting Japanese exporters.

The fund was well positioned for the rally in commodities, as materials stocks were among the best returners, helped especially by First Quantum Minerals and Fortescue Metals. Energy stocks did well, but a lower concentration hurt relative results. Information technology stocks aided returns, led by Tencent. After strong returns in health care in recent years, many holdings lagged. European financials lost ground late in the period as the repercussions of the Brexit vote shook the euro zone.

Developing countries such as Thailand, Indonesia and India recorded market gains during the period, and may continue to improve as long as the U.S. dollar doesn’t strengthen dramatically and China’s economy avoids any shock to its system.

While we believe that the European Central Bank will work to stabilize markets, our outlook for Europe’s fundamentals remains wary.

Country diversification	Percent of net assets
Asia/Pacific Basin
Japan	12.3%
Hong Kong	10.5
India	8.2
China	7.8
South Korea	3.6
Australia	1.9
Philippines	1.2
Other	2.1
47.6

Europe
United Kingdom	12.9
Switzerland	7.5
France	6.9
Germany	4.0
Netherlands	2.3
Spain	2.0
Denmark	1.5
Belgium	1.3
Other	1.8
40.2

The Americas
Canada	2.9
Other	1.1
4.0

Other regions
South Africa	1.3
Other	.6
1.9

Short-term securities & other assets less liabilities	6.3

Total	100.0%

Largest individual equity securities	Percent of net assets
Novartis	4.35%
Tencent	3.35
AIA Group	2.86
HDFC Bank	2.68
CK Property	1.97
Alibaba Group Holding	1.91
Royal Dutch Shell	1.68
Nintendo	1.56
Airbus Group	1.53
Power Grid Corp. of India	1.53

10	American Funds Insurance Series

International Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016
				Lifetime	Expense
	1 year	5 years	10 years	(since May 1, 1990)	ratio

Class 1	–10.29%	1.90%	3.36%	7.70%	.54%
Class 2	–10.48	1.64	3.11	7.43	.79
Class 3	–10.43	1.72	3.18	7.51	.72
Class 4	–10.72	1.43	2.86	7.17	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series	11

New World Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund gained 2.25% for the six months ended June 30, 2016. Its benchmark indexes, the MSCI ACWI (All Country World Index) and the MSCI Emerging Markets Index,* rose 1.23% and 6.41%, respectively.

It was a challenging start to the year as China’s slow growth continued to worry investors and political uncertainty arose in several countries. By the end of the period, commodities started to bounce back, and China became less of a concern, while emerging markets did considerably better than anticipated.

The fund increased its exposure to emerging markets during the period. Financials stocks boosted results — led by BM&FBOVESPA, whose stock doubled in price. Consumer discretionary holdings benefited returns, helped by Kroton Educacional. The biggest overall detractors were Murata Manufacturing and China Biologic, the latter because of a weak Chinese market and its relatively high valuation.

We anticipate a more challenging period of unpredictable societal and political events. We need to be mindful as to how a surge of populism in many countries could affect individual companies. The fund’s portfolio managers will continue to carefully evaluate the fundamental outlook for the stocks we own, and seek quality companies with unique characteristics.

Country diversification	Percent of net assets
Asia/Pacific Basin
China	13.6%
India	10.3
Japan	6.0
Taiwan	2.5
Indonesia	2.2
Hong Kong	2.2
Australia	1.2
Other	1.5
39.5

The Americas
United States	12.6
Brazil	6.4
Mexico	3.3
Other	1.4
23.7

Europe
United Kingdom	4.8
France	4.2
Russian Federation	3.9
Switzerland	1.7
Denmark	1.7
Other	2.9
19.2

Other regions
South Africa	4.1
Other	.8
4.9

Short-term securities & other assets less liabilities	12.7

Total	100.0%

Largest individual equity securities	Percent of net assets
AAC Technologies Holdings	2.66%
TSMC	2.47
Naspers	2.18
Murata Manufacturing	1.96
China Biologic	1.90
Reliance Industries	1.84
Domino’s Pizza	1.65
Matahari Department Store	1.56
Baidu	1.49
Ctrip.com International	1.46

12	American Funds Insurance Series

New World Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Expense ratio

Class 1	–4.60%	0.63%	5.63%	7.76%	.79%
Class 2	–4.81	0.38	5.36	7.49	1.04
Class 4	–5.07	0.16	5.11	7.23	1.29

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series	13

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund increased 9.89% for the six months ended June 30, 2016, beating its benchmark index, the S&P 500, which gained 3.84%.

Coming into the year, there was a widespread expectation that the U.S. economy would strengthen and the rest of the world would weaken, triggering a series of interest rate increases by the Federal Reserve. However, lackluster U.S. economic growth did not support rate hikes nor a stronger U.S. dollar. Consequently, sectors that would have benefited from an interest rate hike did poorly — such as financials — while sectors that would have been hurt by a stronger dollar were bolstered — such as energy, materials and industrials.

Exposure to strong dividend-paying telecommunication services companies boosted results, led by Verizon Communications and AT&T. Canadian Natural Resources led the way for energy stocks, which were strong contributors as oil prices experienced a rebound. Information technology stocks benefited the fund on an absolute and relative basis. Utilities stocks were among the strongest contributors, led by Exelon, as company profits rose on the strength of its nuclear energy assets. Health care stocks lagged as top holding Amgen lost ground.

Interesting questions loom. How long will weaker-than-expected U.S. growth persist? What impact will the Brexit vote have on the U.S. and other economies? The latter may be less impactful than expected because portfolio managers believe it will take a few years to unfold, and the financial mechanism in place to handle these events is fairly strong, particularly in the U.S.

Largest individual equity securities	Percent of net assets
Amgen	5.38%
Verizon Communications	4.32
AbbVie	3.84
AT&T	3.80
Altria	3.40
Exelon	3.12
Canadian Natural Resources	3.11
Intel	2.91
Texas Instruments	2.16
Western Union	2.07

14	American Funds Insurance Series

Blue Chip Income and Growth Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Expense ratio

Class 1	7.09%	12.51%	7.07%	5.86%	.41%
Class 2	6.95	12.24	6.80	5.60	.66
Class 4	6.69	12.09	6.60	5.38	.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from February 1, 2014, through January 31, 2015. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series	15

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund gained 1.74% for the six months ended June 30, 2016, beating its benchmark index, the MSCI ACWI (All Country World Index),* which advanced 1.23%.

During the first half of 2016, the world experienced a number of macroeconomic disruptions, none bigger than the Brexit referendum. While British voters’ choice to leave the European Union was a surprise, the fund appears to have weathered the storm thanks to its diversified holdings.

Stock selection in the financials, health care, information technology and materials sectors contributed most to relative returns. Newmont Mining benefited from a rebound in commodity prices, contributing most to the fund’s relative returns. In the financials sector, Iron Mountain and BM&FBOVESPA were among the top five contributors to relative returns.

While the fund’s cash position was the greatest detractor to relative returns, holding cash provided flexibility amid uncertainty and volatility. The industrials and energy sectors hindered on a relative basis. In industrials, two leading U.S. airlines, United Continental and American Airlines, were among the top five detractors to relative returns.

On a country basis, holdings in the U.S., Taiwan and Japan contributed to relative returns, while certain investments in Ireland, India and France proved detrimental.

While some stock markets remain volatile and others have experienced disappointing economic growth, the fund’s cash position enables portfolio managers to better navigate a challenging environment by focusing on opportunities when stock prices are favorable. The fund’s portfolio managers are also optimistic they can continue to uncover promising companies with sustainable dividends and income.

Country diversification	Percent of net assets
The Americas
United States	45.1%
Canada	3.1
Mexico	2.4
Brazil	1.4
52.0

Europe
United Kingdom	8.4
Switzerland	3.4
France	3.1
Germany	2.6
Netherlands	1.7
Denmark	1.4
Italy	1.0
Other	1.8
23.4

Asia/Pacific Basin
Japan	5.8
Taiwan	3.7
India	2.0
Hong Kong	1.7
Australia	1.4
China	1.2
Other	.3
16.1

Other regions
Other	.9

Short-term securities & other assets less liabilities	7.6

Total	100.0%

Largest individual equity securities	Percent of net assets
TSMC	3.22%
Microsoft	2.31
McDonald’s	2.25
UnitedHealth Group	2.22
British American Tobacco	2.00
Nintendo	1.92
Novartis	1.68
Home Depot	1.66
Merck	1.66
DuPont	1.65

16	American Funds Insurance Series

Global Growth and Income Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Expense ratio

Class 1	-2.69%	7.37%	5.89%	5.37%	.64%
Class 2	–2.97	7.10	5.63	5.11	.89
Class 4	–3.22	6.89	5.38	4.87	1.14

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series	17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 3.12% for the six months ended June 30, 2016, while the S&P 500 increased 3.84%.

The beginning of 2016 was rough because of weak growth in China, Japan, Europe and the U.S. The Federal Reserve and other central banks continued to have an outsized influence on market participants. Central bank intervention has been part of the fight to kick-start economies, but it has not spurred growth so far. Politics has also been a factor in the fear and resulting volatility following the rise of populist sentiment around the world.

Regarding this fund, health care lagged as Amgen and Alexion detracted. Information technology and financials holdings benefited the fund because of both a lower concentration than the index and effective stock selection. Information technology was boosted by Texas Instruments. Within telecommunication services, Verizon was a strong contributor, while AT&T was a detractor.

Volatility may be reasonably high, but we don’t expect any significant declines in the near term. Our view is also balanced by the fact that we are not presently in a high-return environment, but one with low interest rates and above average price-to-earnings multiples. We’ve had high returns since we tripled off the low of March 2009, and we currently are in a moderate-to-low return environment. These market conditions can still give the portfolio managers an opportunity, given our investment approach, to invest in companies with favorable valuations for the long term.

Largest individual equity securities	Percent of net assets
Amazon	3.44%
Amgen	3.13
Texas Instruments	2.56
Verizon Communications	2.56
Philip Morris International	1.90
Union Pacific	1.82
Microsoft	1.76
Alphabet	1.67
Broadcom	1.61
Netflix	1.42

18	American Funds Insurance Series

Growth-Income Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	1.86%	11.54%	6.82%	11.04%	.29%
Class 2	1.60	11.27	6.55	10.73	.54
Class 3	1.68	11.35	6.62	10.84	.47
Class 4	1.36	11.02	6.30	10.49	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series	19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund gained 1.08% for the six months ended June 30, 2016, beating its benchmark index, the MSCI ACWI (All Country World Index) ex USA,* which declined 1.02%.

Markets outside the U.S. were volatile and produced mixed returns in the first half of 2016. A rebound in commodities and oil prices was offset by fresh worries about China’s debt levels, Japan’s weak economy and EU stability post-Brexit.

Consumer staples and financials contributed most to the fund’s returns on a relative basis. Among the former, Philip Morris International and British American Tobacco were among the top five contributors to relative returns. Australian iron ore company Fortescue Metals gained from a rebound in commodity prices and was also among the top five contributors to relative returns.

The fund’s weakest sectors were utilities, consumer discretionary and industrials. Exposure to financials in the U.K. also hindered the fund’s results. Prudential, St. James’s Place and Barclays were among the top five detractors to relative returns.

On a country basis, holdings in Japan, the U.S. and Australia were primary contributors, while investments in the U.K., Portugal and Switzerland hampered returns.

Looking forward, the fund’s portfolio managers expect to maintain their current portfolio allocation to defensive sectors such as consumer staples. With a healthy cash position, the fund is also ready to take advantage of opportunities to invest in high-quality international companies at attractive valuations.

Country diversification	Percent of net assets
Europe
United Kingdom	23.5%
France	5.5
Switzerland	4.6
Spain	4.4
Germany	3.5
Sweden	3.1
Portugal	3.1
Finland	1.9
Ireland	1.4
Other	2.2
53.2

Asia/Pacific Basin
Hong Kong	9.4
Japan	6.3
Thailand	2.8
Taiwan	2.4
India	1.7
China	1.0
Australia	1.0
Other	1.1
25.7

The Americas
Canada	4.9
United States	3.9
Other	1.9
10.7

Other regions
Other	2.4

Short-term securities & other assets less liabilities	8.0

Total	100%

Largest individual equity securities	Percent of net assets
Philip Morris International	3.91%
British American Tobacco	3.38
Novartis	3.23
EDP	3.08
Imperial Brands	2.81
SSE	2.59
Royal Dutch Shell	2.53
CK Hutchison	2.20
Wharf (Holdings)	2.03
Prudential	1.68

20	American Funds Insurance Series

International Growth and Income Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

	1 year	5 years	Lifetime (since November 18, 2008)	Expense ratio

Class 1	–7.55%	2.73%	9.18%	.68%
Class 2	–7.83	2.48	8.91	.93
Class 4	–8.01	2.30	8.69	1.18

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series	21

Capital Income Builder

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, a mix of stocks and bonds, rose 5.47% for the six months ended June 30, 2016. During the same period, the MSCI ACWI (All Country World Index)1 gained 1.23%, while the Barclays U.S. Aggregate Index climbed 5.31%. The 70%/30% MSCI ACWI/Barclays U.S. Aggregate Index1,2 advanced 2.55%. The Lipper Global Equity Income Funds Average, a measure of similar funds, increased 4.45%. The S&P 500 rose 3.84%.

U.S. stocks posted modest returns in the first half of the year, despite the turmoil caused by the U.K.’s vote to exit the European Union late in the period. Bonds rose, driven by demand for safe-haven assets amid increased market volatility.

The fund’s equity holdings gained in several sectors, with financials, consumer staples and telecommunication services contributing most to returns on a relative basis. The consumer staples sector included the fund’s biggest holding at period-end, Philip Morris International, and Altria, both of which were among the fund’s top five contributors to relative returns. Verizon Communications was also among the fund’s biggest equity holdings and top five contributors to relative returns. Consumer discretionary and materials detracted the most on a relative basis.

On a country basis, holdings in the U.S. and Japan were primary contributors from a relative standpoint, while those in the U.K. and Finland were the weakest.

The fund’s fixed income holdings advanced for the period, with issuers in the energy sector among the top five contributors. Federal agency mortgage-backed securities also accounted for gains.

The portfolio managers continue to maintain an overweight position in defensive sectors such as utilities and consumer staples amid market volatility. To meet the fund’s objectives of providing above-average and growing income, they continue to search for companies dedicated to both paying dividends and increasing them over time.

Country diversification	Percent of net assets
The Americas
United States	56.1%
Canada	1.5
57.6

Europe
United Kingdom	18.5
Sweden	2.5
Finland	1.7
Switzerland	1.4
Germany	1.2
France	1.1
Other	1.6
28.0

Asia/Pacific Basin
Hong Kong	3.3
Japan	2.4
Singapore	1.8
Australia	1.2
Other	2.0
10.7

Other regions
United Arab Emirates	.2

Short-term securities & other assets less liabilities	3.5

Total	100.0%

22	American Funds Insurance Series

Capital Income Builder

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

		Lifetime	Expense
	1 year	(since May 1, 2014)	ratio

Class 1	3.13%	1.96%	.56%
Class 2	3.02	1.96	.81 [3]
Class 4	2.55	1.43	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Although the fund has a plan of distribution for Class 2 shares, fees for distribution services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” section of the prospectus for information on the fees for distribution services permitted to be charged by the fund.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	The 70%/30% MSCI ACWI/Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.
[3]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series	23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, a mix of stocks and bonds, rose 4.58% for the six months ended June 30, 2016. The Standard & Poor’s 500 Composite Index, the benchmark for the fund’s equity holdings, gained 3.84% over the same period, while the Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above) gained 5.31%. A blend of the two indexes, the 60%/40% S&P 500/Barclays U.S. Aggregate Index,* advanced 4.52%.

U.S. stocks posted modest returns in the first half of the year. There continues to be improvement in the U.S. economy, even though it was a challenging and volatile period for global markets. Bonds rose, driven by demand for safe-haven assets amid increased market volatility.

Stock selection in the information technology sector contributed most to the fund’s returns. Stock selection in the health care sector was also additive. TSMC, one of the fund’s biggest equity holdings, contributed most to the fund’s relative returns.

The utilities and energy sectors were the greatest detractors to relative returns. An underweight position in the financials sector was the only sector to hamper results on an absolute basis.

On a country basis, holdings in Taiwan, the U.S. and China were primary contributors, while holdings in Japan and Sweden were the weakest.

The fund’s fixed income holdings were led by an overweight position in high-yield corporate bonds. Issuers in the materials and industrials sectors were among the top five contributors. Federal agency mortgage-backed securities also accounted for gains.

The portfolio managers continue to evaluate the implications of a potentially stronger U.S. dollar and the spill-over effects of Brexit on the U.S. economy. The fund’s cash position allows portfolio managers to remain flexible and better navigate a challenging environment by focusing on opportunities when stock prices are favorable.

Largest individual equity securities	Percent of net assets
Microsoft	3.17%
Philip Morris International	2.54
TSMC	2.04
Comcast	1.93
DuPont	1.87
JPMorgan Chase	1.87
Lockheed Martin	1.86
UnitedHealth Group	1.75
Chubb	1.64
Intuit	1.43

24	American Funds Insurance Series

Asset Allocation Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

				Lifetime	Expense
	1 year	5 years	10 years	(since August 1,1989)	ratio

Class 1	5.34%	9.35%	6.63%	8.39%	.30%
Class 2	5.06	9.08	6.36	8.11	.54
Class 3	5.13	9.16	6.44	8.20	.47
Class 4	4.81	8.90	6.14	7.87	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60%/40% S&P 500/Barclays U.S. Aggregate Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series	25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund rose 3.45% for the six months ended June 30, 2016. The MSCI ACWI (All Country World Index),1 which measures global stocks, gained 1.23%, while the Barclays Global Aggregate Index, a measure of investment-grade bonds (rated BBB/Baa and above), increased 8.96%. The 60%/40% MSCI ACWI/Barclays Global Aggregate Index1,2 rose 4.37%.

The U.S. remains a bright spot as it continues to realize modest growth. China is still in major transition from an industrial to service economy, but seems to be managing the process reasonably well. Japan has slowed and is suffering under a resurgent yen that is hurting exports. Europe, meanwhile, continues to grapple with the consequences of the U.K.’s exit from the EU.

Health care stocks aided results, helped most by Merck because of a low valuation relative to its strong drug pipeline. Information technology holdings were beneficial, led by ASML. Energy stocks boosted results, as did financials holdings because of a lower concentration than the index. Industrials stocks detracted as International Consolidated Airlines Group lagged, as did Randstad Holding. Within developing countries, the fund saw better-than-expected results in some Asian markets.

In fixed income, lower interest rates spurred a rally among euro-zone bonds. The fund’s longer duration position proved beneficial, but a lower exposure to Japanese bonds relative to the index detracted.

There is less general optimism, and the portfolio managers are exercising caution. The Brexit process and repercussions are still unclear, as are the consequences of other pending political referendums emerging from the global rise in populism.

Largest sectors in common stock holdings	Percent of net assets
Industrials	9.7%
Health care	9.1
Consumer staples	8.8
Information technology	7.6
Energy	5.5

Largest fixed income holdings (by issuer)	Percent of net assets
U.S. Treasury	9.5%
Japanese Government	3.8
United Kingdom Government	1.6
Mexican Government	1.5
Polish Government	1.4

Currency diversification	Percent of net assets

	Equity securities	Bonds & notes	Forward currency contracts	Short-term securities & other assets less liabilities	Total
U.S. dollars	31.1%	18.1%	1.3%	7.9%	58.4%
Euros	8.8	5.5	(.6)	—	13.7
British pounds	5.1	1.8	(1.9)	—	5.0
Japanese yen	2.4	3.4	1.6	—	7.4
Swedish krona	1.8	.2	.5	—	2.5
Hong Kong dollars	2.4	—	—	—	2.4
Swiss francs	2.3	—	—	—	2.3
Mexican peso	—	1.3	—	—	1.3
Danish krone	.4	.9	—	—	1.3
Polish zloty	—	1.4	(.5)	—	.9
Other currencies	2.7	2.4	(.3)	—	4.8
					100.0%

26	American Funds Insurance Series

Global Balanced Fund

Largest individual equity securities	Percent of net assets

ASML	2.05%
Microsoft	1.95
Merck	1.93
DuPont	1.58
Humana	1.55
Medtronic	1.52
Pernod Ricard	1.51
ASSA ABLOY	1.35
BAE Systems	1.29
General Electric	1.26

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

			Lifetime	Expense
	1 year	5 years	(since May 2, 2011)	ratio

Class 1	1.88%	5.08%	4.41%	.72%
Class 2	1.70	4.82	4.15	.97
Class 4	1.48	4.78	4.10	1.22 [3]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	The 60%/40% MSCI ACWI/Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[3]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series	27

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund gained 5.46% for the six months ended June 30, 2016, outpacing its benchmark, the Barclays U.S. Aggregate Index, which rose 5.31%.

While the economic outlook for the U.S. remains cautiously optimistic, sluggish growth persists in Europe and China.

The portfolio benefited from an emphasis on intermediate rates and its more significant exposure to the end of the yield curve. A slightly long position in credit helped early in the period.

Fund results were helped by overall issuer selection, a larger concentration of high-yield corporates and lower exposure to Treasuries relative to the index. Mortgages represented a low percent of net assets as valuations are high and the portfolio managers do not see great opportunities there.

Any time there has been a significant economic dislocation in recent years, central banks have come to the rescue. Predicting future central bank behavior nonetheless remains a challenge. That being said, an interest rate hike from the Federal Reserve before the close of the year remains a possibility.

Largest holdings (by issuer)	Percent of net assets
U.S. Treasury	35.7%
Freddie Mac	8.3
Fannie Mae	6.9
Ginnie Mae	5.1
Japanese Government	1.6
United Mexican States Government	1.5
Enbridge Energy Partners	.9
Allergan	.7
Morgan Stanley	.6
Aetna	.6

28	American Funds Insurance Series

Bond Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

				Lifetime	Expense
	1 year	5 years	10 years	(since January 2, 1996)	ratio

Class 1	6.24%	3.76%	4.01%	5.02%	.38%
Class 2	5.94	3.50	3.75	4.76	.63
Class 4	5.65	3.27	3.50	4.50	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series	29

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund rose 7.97% for the six months ended June 30, 2016, trailing the Barclays Global Aggregate Index that gained 8.96%.

The fund benefited mainly from a low weighting in the British pound, which helped when sterling sold off following the Brexit referendum. A low weighting in euro-zone denominated debt also helped. The fund also benefited from issuer selection and sector allocation, particularly an overweight stance in corporate bonds. Issuers in the materials and energy sectors, such as Kinder Morgan and First Quantum Minerals, were among the top five contributors.

Overall, currency exposure hurt relative results. An underweight position in the Japanese yen detracted the most as the yen rallied substantially throughout the first half of the year.

Duration and curve positioning detracted as bond yields declined around the world due to quantitative easing on the part of the central banks such as the Bank of Japan and the European Central Bank.

The fund’s portfolio managers continue to evaluate the implications of Brexit on the global economy as the outlook for growth in the U.K. and certain parts of the EU has weakened.

Percent of net assets
Currency weighting (after hedging) by country
United States[1]	44.7%
Japan	17.5
Euro zone[2]	13.5
Mexico	5.1
Poland	3.3
Hungary	3.2
Denmark	3.1
Malaysia	1.8
Chile	1.7
United Kingdom	1.5
Sweden	1.1
Australia	.8
Norway	.8
India	.5
Colombia	.4
South Africa	.4
Canada	.2
Philippines	.2
Turkey	.2
Total	100.0%

Non-U.S. government bonds by country
Euro zone[2]:
Germany	2.2%
Ireland	2.2
Italy	1.9
France	1.6
Slovenia	1.1
Other	1.1	10.1%
Japan		8.9
Mexico		5.3
Hungary		4.6
Poland		4.1
United Kingdom		2.5
Malaysia		2.2
India		1.4
Other		4.8
Total		43.9%

Largest holdings (by issuer)	Percent of net assets

U.S. Treasury	19.0%
Japanese Government	9.4
Mexican Government	5.3
Hungarian Government	4.6
Polish Government	4.1
United Kingdom Government	2.5
German Government	2.2
Irish Government	2.2
Malaysian Government	2.2
Federal National Mortgage Association	2.0

30	American Funds Insurance Series

Global Bond Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

			Lifetime	Expense
	1 year	5 years	(since October 4, 2006)	ratio

Class 1	6.55%	1.97%	4.64%	.57%
Class 2	6.32	1.71	4.37 [3]	.82
Class 4	6.06	1.55	4.16	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Includes U.S. dollar-denominated debt of other countries, totaling 14.6%.
[2]	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Ireland, Italy, Latvia, Lithuania, Luxembourg, the Netherlands, Slovenia and Spain.
[3]	Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for typical estimated expenses at the time of the share-class inception.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series	31

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 8.77% for the six months ended June 30, 2016. The fund’s benchmark, the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, increased 9.06%.

High-yield markets bottomed in mid-February — as did other markets, particularly commodities. Since then, there has been a strong and broad recovery in high yield, with the biggest bounce in commodities-related sectors. The fund took advantage of that bounce by holding and adding to energy positions. Default rates have been modestly rising and are expected to continue to rise, particularly in the commodity-related space.

The fund’s portfolio managers are less optimistic than they were in the early part of the year. Bonds that were considered cheap are now in a fair value range. Portfolio managers are reassessing positions in riskier segments. This has led to a higher credit quality portfolio in the past few months. Yield spreads are slightly above long-term averages — in the category of fair value spreads — but higher within commodities.

The economy will likely continue its weak growth, which is a challenge for high-yield companies. The Federal Reserve’s continuing low rates are a reflection of a sluggish economy. Despite a modest widening of spreads, positive returns are still possible. As long as there’s some growth, the fund’s portfolio managers are cautiously optimistic about the economic road ahead.

Percent of net assets
Largest holdings (by issuer)
Inventiv	2.1%
Altice	2.1
Kinetic Concepts	2.0
Valeant Pharmaceuticals International	1.9
First Quantum Minerals	1.7
Wind Acquisition Finance	1.6
Cheniere Energy	1.4
T-Mobile US	1.4
Frontier Communications	1.3
NGPL Pipeco	1.2

32	American Funds Insurance Series

High-Income Bond Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

				Lifetime	Expense
	1 year	5 years	10 years	(since February 8, 1984)	ratio

Class 1	–0.60%	3.95%	5.45%	8.81%	.48%
Class 2	–0.89	3.68	5.18	8.47	.73
Class 3	–0.72	3.77	5.26	8.62	.66
Class 4	–1.12	3.52	4.98	8.28	.98

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series	33

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund rose 2.77% for the six months ended June 30, 2016, while the Barclays U.S. Mortgage-Backed Securities Index rose 3.10%.

Yields on U.S. Treasuries and agency mortgage-backed securities decreased notably, particularly among long maturities, during the first half of 2016.

The fund’s overall portfolio positioning was stable, benefiting mainly from sector allocation, with U.S. guaranteed agency and agency mortgage-backed securities contributing most to the fund.

The fund maintains an approximately neutral duration position against the benchmark, but with a strong preference for yield curve exposure in the five-year maturity area over 10-year and 30-year maturities. This is based on the view that short-term interest rates will remain lower for longer than is currently anticipated by market participants.

Breakdown of mortgage-backed obligations	Percent of net assets
30-year pass-throughs:
Ginnie Mae	18.4%
Fannie Mae	9.6
Freddie Mac	28.1	56.1%
Other		17.2
Total		73.3%

34	American Funds Insurance Series

Mortgage Fund

Average annual total returns based on a $1,000 investment
For periods ended June 30, 2016
			Lifetime	Expense
	1 year	5 years	(since May 2, 2011)	ratio

Class 1	4.25%	3.09%	3.17%	.45%
Class 2	4.02	2.83	2.92	.70
Class 4	3.73	2.69	2.77	.97

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series	35

Ultra-Short Bond Fund*

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund declined 0.09% for the six months ended June 30, 2016, while the Barclays Short-Term Government/Corporate Index gained 0.50%.

Short-term U.S. interest rates remained at historically low levels, driven by global economic headwinds such as the implications of Brexit on EU stability.

Investors should expect this situation to continue until short-term rates begin to rise. Given the central bank’s plan to raise rates gradually, investors should expect modest returns until short-term rates begin to rise more significantly.

*Effective May 1, 2016, Cash Management Fund was converted to American Funds Insurance Series — Ultra-Short Bond Fund.SM

36	American Funds Insurance Series

Ultra-Short Bond Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

				Lifetime	Expense
	1 year	5 years	10 years	(since February 8, 1984)	ratio

Class 1	–0.09%	–0.21%	0.82%	3.63%	.34%
Class 2	–0.27	–0.45	0.57	3.34	.59
Class 3	–0.27	–0.39	0.64	3.45	.52
Class 4	–0.62	–0.57	0.38	3.14	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets
Commercial paper	68.3%
Federal agency discount notes	19.2
Certificates of deposit	8.3
U.S Treasury	2.2
U.S. Treasury bonds & notes	1.4
Other assets less liabilities	.6
Total	100.0%

American Funds Insurance Series	37

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund rose 3.94% for the six months ended June 30, 2016, trailing the Barclays U.S. Government/Mortgage-Backed Securities Index, which rose 4.33%.

During the first half of 2016, U.S. Treasury yields declined. Given volatile markets at the beginning of the year, market participants actively purchased U.S. Treasuries as a safe-haven, which drove down yields. Yields also fell sharply during the last week of the period following news that U.K. voters had opted to leave the European Union. The 10-year Treasury yield, which was 2.27% on December 31, 2015, dropped to 1.49% for the period ended June 30, 2016, amid lower expectations of an interest rate hike by the Federal Reserve.

The fund lagged the benchmark due to being underweight duration and being positioned for the yield curve to steepen.

U.S. yields have been influenced by low yields in Europe and Japan. Downward pressure is expected to lighten, as further monetary easing — combined with fiscal easing in Japan and possibly Europe — gains traction in terms of increasing inflation expectations. In the U.S., inflation expectations are still quite low, but realized inflation rates have been increasing since early 2016. Given headwinds in Europe and Japan, we expect the Fed to raise rates gradually.

Breakdown of mortgage-backed obligations	Percent of net assets
30-year pass-throughs:
Ginnie Mae	5.3%
Fannie Mae	2.2
Freddie Mac	10.2	17.7%
Other		4.2
Total		21.9%

38	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

				Lifetime	Expense
	1 year	5 years	10 years	(since December 2, 1985)	ratio

Class 1	5.20%	3.18%	4.61%	6.19%	.35%
Class 2	4.88	2.92	4.34	5.88	.60
Class 3	4.98	3.00	4.42	6.00	.53
Class 4	4.68	2.77	4.14	5.67	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series	39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth Fund declined 2.88% for the six months ended June 30, 2016. Over the same period, the S&P 500 rose 3.84%.

Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series — Growth FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

		Lifetime	Gross expense	Net expense
	1 year	(since May 1, 2013)	ratio	ratio

Class P1	–4.51%	4.69%	.86%*	.70%*
Class P2	–4.80	4.35	1.11	.95

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2016. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40	American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk International Fund declined 3.71% for the six months ended June 30, 2016. The MSCI ACWI (All Country World Index) ex USA* lost 1.02%.

Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series — International FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

		Lifetime	Gross expense	Net expense
	1 year	(since May 1, 2013)	ratio	ratio

Class P1	–11.31%	–2.03%	1.06%†	.89%†
Class P2	–11.76	–2.42	1.30	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2016. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.
†	Based on estimated amounts for the current year.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	41

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Blue Chip Income and Growth Fund gained 6.52% for the six months ended June 30, 2016. The S&P 500 rose 3.84% during the same period.

Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series — Blue Chip Income and Growth FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

		Lifetime	Gross expense	Net expense
	1 year	(since May 1, 2013)	ratio	ratio

Class P1	1.56%	6.15%	.93%*	.77%*
Class P2	1.14	5.77	1.18	1.02

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2016. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Based on estimated amounts for the current year.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42	American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth-Income Fund declined slightly by 0.03% for the six months ended June 30, 2016, while the S&P 500 rose 3.84%.

Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series — Growth-Income FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

		Lifetime	Gross expense	Net expense
	1 year	(since May 1, 2013)	ratio	ratio

Class P1	–3.58%	5.38%	.81%*	.65%*
Class P2	–3.91	5.01	1.06	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2016. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund gained 3.14% for the six months ended June 30, 2016. Over the same period, the S&P 500 rose 3.84%, while the Barclays U.S. Aggregate Index, a measure of U.S. investment-grade bonds (rated BBB/Baa) and above, increased 5.31%. A blend of two indexes, the 60%/40% S&P 500/Barclays U.S. Aggregate Index,* was up 4.52%.

Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series — Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

		Lifetime	Gross expense	Net expense
	1 year	(since September 28, 2012)	ratio	ratio

Class P1	2.18%	7.09%	.71%	.65%
Class P2	1.86	6.83	.96	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2016. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60%/40% S&P 500/Barclays U.S. Aggregate Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

44	American Funds Insurance Series

Global Growth Fund

Summary investment portfolio June 30, 2016	unaudited

Common stocks 94.32%	Shares	Value (000)
Information technology 24.37%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	34,285,000	$173,365
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	710,000	18,623
ASML Holding NV1	675,542	66,962
ASML Holding NV (New York registered)	599,176	59,444
Alphabet Inc., Class A2	77,600	54,594
Alphabet Inc., Class C2	63,852	44,192
Nintendo Co., Ltd.[1]	589,600	84,127
Visa Inc., Class A	998,800	74,081
Nokia Corp.[1]	12,783,507	72,665
AAC Technologies Holdings Inc.[1]	8,132,040	69,891
Microsoft Corp.	1,365,000	69,847
Facebook, Inc., Class A2	580,185	66,304
Alibaba Group Holding Ltd. (ADR)[2]	781,050	62,117
Murata Manufacturing Co., Ltd.[1]	441,000	49,471
Broadcom Ltd.	316,200	49,137
Accenture PLC, Class A	364,951	41,345
Tencent Holdings Ltd.[1]	1,800,000	41,007
Naver Corp.[1]	57,297	35,627
Intel Corp.	1,059,500	34,752
Other securities		97,284
		1,264,835

Consumer discretionary 20.96%
Amazon.com, Inc.[2]	430,150	307,824
Home Depot, Inc.	1,111,100	141,876
Priceline Group Inc.[2]	81,495	101,739
McDonald’s Corp.	504,000	60,651
Ulta Salon, Cosmetics & Fragrance, Inc.[2]	240,000	58,474
Industria de Diseño Textil, SA1	1,723,000	57,458
Other securities		359,956
		1,087,978

Health care 17.30%
Novo Nordisk A/S, Class B1	3,757,870	202,087
Vertex Pharmaceuticals Inc.[2]	1,275,000	109,676
Regeneron Pharmaceuticals, Inc.[2]	290,700	101,521
UnitedHealth Group Inc.	580,000	81,896
Express Scripts Holding Co.[2]	749,000	56,774
Bayer AG1	559,300	56,272
Boston Scientific Corp.[2]	2,189,200	51,162
Novartis AG1	530,000	43,600
Sartorius AG, non-registered shares, non-voting preferred[1]	568,400	41,663
Merck & Co., Inc.	660,500	38,051
Essilor International[1]	256,817	34,181
Other securities		81,327
		898,210

Financials 9.87%
AIA Group Ltd.[1]	15,387,900	92,725
JPMorgan Chase & Co.	1,034,520	64,285
ORIX Corp.[1]	4,990,000	63,720
Indiabulls Housing Finance Ltd.[1]	3,523,000	35,178
Other securities		256,378
		512,286
Consumer staples 6.46%
Associated British Foods PLC[1]	2,372,470	86,021
Pernod Ricard SA1	458,739	51,098
Kao Corp.[1]	733,000	42,301
Other securities		155,902
		335,322

American Funds Insurance Series	45

Global Growth Fund

Common stocks (continued)	Shares	Value (000)
Industrials 4.50%
KONE Oyj, Class B1	880,000	$40,632
Airbus Group SE, non-registered shares[1]	629,000	36,525
Other securities		156,383
		233,540

Energy 3.47%
Reliance Industries Ltd.[1]	2,825,000	40,704
Other securities		139,670
		180,374

Telecommunication services 1.47%
SoftBank Group Corp.[1]	1,078,000	60,988
Other securities		15,309
		76,297

Other 0.96%
Other securities		49,930

Miscellaneous 4.96%
Other common stocks in initial period of acquisition		257,233

Total common stocks (cost: $3,874,239,000)		4,896,005

Bonds, notes & other debt instruments 0.04%	Principal amount (000)
U.S. Treasury bonds & notes 0.04%
U.S. Treasury 0.04%
Other securities		2,007

Total bonds, notes & other debt instruments (cost: $2,003,000)		2,007

Short-term securities 6.02%
CAFCO, LLC 0.47% due 7/25/2016[3]	$47,000	46,987
Federal Home Loan Bank 0.32%–0.34% due 7/11/2016–8/11/2016	53,500	53,492
GlaxoSmithKline Finance PLC 0.53% due 8/23/2016[3]	47,600	47,568
Mitsubishi UFJ Financial 0.41% due 7/14/2016	61,500	61,490
Scotiabank Inc. 0.44% due 7/1/2016[3]	40,700	40,700
Other securities		62,097

Total short-term securities (cost: $312,326,000)		312,334
Total investment securities 100.38% (cost: $4,188,568,000)		5,210,346
Other assets less liabilities (0.38)%		(19,708)

Net assets 100.00%		$5,190,638

46	American Funds Insurance Series

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including a portion of a security which was pledged as collateral. The total value of pledged collateral was $290,000, which represented less than .01% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $45,698,000.

			Contract amount		Unrealized depreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2016 (000)
Sales:
Japanese yen	7/12/2016	Bank of America, N.A.	$5,370	¥581,294	$(261)
Japanese yen	8/22/2016	Bank of America, N.A.	$6,875	¥715,000	(61)
					$(322)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,461,243,000, which represented 47.42% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $206,101,000, which represented 3.97% of the net assets of the fund.

Key to abbreviation and symbol

ADR = American Depositary Receipts

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series	47

Global Small Capitalization Fund
Summary investment portfolio June 30, 2016	unaudited

Common stocks 82.71%	Shares	Value (000)
Consumer discretionary 17.02%
Domino’s Pizza, Inc.	335,300	$44,052
Cedar Fair, LP	687,000	39,722
zooplus AG, non-registered shares[1,2]	266,800	38,024
Five Below, Inc.[1]	660,000	30,631
Tele Columbus AG1,2	3,285,000	30,573
Expedia, Inc.	272,225	28,937
GVC Holdings PLC[2]	3,793,748	28,579
AA PLC[2]	7,658,304	24,468
Lions Gate Entertainment Corp.	1,142,500	23,113
Other securities		367,575
		655,674

Information technology 13.58%
Qorvo, Inc.[1]	1,783,038	98,531
AAC Technologies Holdings Inc.[2]	3,542,061	30,442
Inphi Corp.[1]	887,600	28,430
Kakaku.com, Inc.[2]	1,310,000	25,824
Hamamatsu Photonics KK2	815,753	22,712
Other securities		317,151
		523,090

Health care 13.25%
China Biologic Products, Inc.[1]	503,000	53,479
GW Pharmaceuticals PLC (ADR)[1]	559,950	51,275
athenahealth, Inc.[1]	353,716	48,816
Illumina, Inc.[1]	270,400	37,959
Insulet Corp.[1]	1,254,033	37,922
Hikma Pharmaceuticals PLC[2]	1,039,000	34,263
Myriad Genetics, Inc.[1]	813,567	24,895
Sawai Pharmaceutical Co., Ltd.[2]	309,400	23,840
Ultragenyx Pharmaceutical Inc.[1]	483,768	23,661
NuVasive, Inc.[1]	377,100	22,520
bluebird bio, Inc.[1]	485,765	21,029
Other securities		130,470
		510,129

Industrials 7.24%
International Container Terminal Services, Inc.[2]	30,840,000	40,602
ITT Corp.	823,000	26,320
ABM Industries Inc.	626,600	22,858
Other securities		188,949
		278,729

Financials 6.90%
Kotak Mahindra Bank Ltd.[1,2]	3,282,732	37,276
Essent Group Ltd.[1]	1,579,064	34,439
Kemper Corp.	900,000	27,882
Other securities		166,073
		265,670

Consumer staples 6.71%
Sprouts Farmers Market, Inc.[1]	3,176,926	72,752
COSMOS Pharmaceutical Corp.[2]	196,500	39,411
Puregold Price Club, Inc.[2]	37,418,000	33,561
Other securities		112,874
		258,598

48	American Funds Insurance Series

Global Small Capitalization Fund

Common stocks	Shares		Value (000)
Energy 6.00%
InterOil Corp.[1]		1,184,235	$53,290
Laredo Petroleum, Inc.[1]		4,534,000	47,516
Carrizo Oil & Gas, Inc.[1]		708,473	25,399
Other securities			104,862
			231,067
Materials 4.67%
Lundin Mining Corp.[1]		7,025,000	23,707
Other securities			156,294
			180,001
Utilities 2.17%
ENN Energy Holdings Ltd.[2]		9,515,700	46,973
Other securities			36,713
			83,686

Telecommunication services 0.30%
Other securities			11,560

Miscellaneous 4.87%
Other common stocks in initial period of acquisition			187,508

Total common stocks (cost: $3,198,841,000)			3,185,712

Rights & warrants 0.01%
Other 0.01%
Other securities			247

Total rights & warrants (cost: $17,000)			247

Bonds, notes & other debt instruments 3.16%	Principal amount (000)
U.S. Treasury bonds & notes 1.80%
U.S. Treasury 1.80%
U.S. Treasury 1.625% 2026		$47,680	48,235
U.S. Treasury 2.50% 2046		20,285	21,155
			69,390

Bonds & notes of governments outside the U.S. 1.17%
Brazil (Federal Republic of) 10.00% 2025	BRL	161,000	45,037

Corporate bonds & notes 0.19%
Energy 0.19%
Other securities			7,385

Total bonds, notes & other debt instruments (cost: $111,160,000)			121,812

Short-term securities 13.73%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.44% due 7/12/2016		$33,900	33,895
BNP Paribas Finance Inc. 0.27% due 7/1/2016		30,000	30,000
Federal Home Loan Bank 0.34%–0.55% due 7/11/2016–8/29/2016		50,500	50,481
Gotham Funding Corp. 0.46% due 7/5/2016[3]		60,700	60,696
Mizuho Bank, Ltd. 0.55% due 8/26/2016[3]		44,000	43,963
Nordea Bank AB 0.51%–0.60% due 9/6/2016–9/22/2016[3]		64,600	64,524
Svenska Handelsbanken Inc. 0.70% due 10/3/2016[3]		50,600	50,518
Toronto-Dominion Holdings USA Inc. 0.62% due 10/19/2016[3]		26,600	26,544
Total Capital Canada Ltd. 0.63% due 8/25/2016[3]		88,000	87,943

American Funds Insurance Series	49

Global Small Capitalization Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 0.58% due 8/15/2016	$38,900	$38,874
Victory Receivables Corp. 0.52% due 7/28/2016[3]	8,400	8,397
Other securities		32,692

Total short-term securities (cost: $528,477,000)		528,527
Total investment securities 99.61% (cost: $3,838,495,000)		3,836,298
Other assets less liabilities 0.39%		15,071

Net assets 100.00%		$3,851,369

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of the securities in “Other securities” (with a value of $8,713,000, a cost of $8,280,000, and which represented .23% of the net assets of the fund) was acquired on 5/1/2015 through private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $75,090,000.

					Unrealized appreciation
			Contract amount		(depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2016 (000)
Sales:
British pounds	7/11/2016	Citibank	$17,543	£12,190	$1,315
British pounds	7/11/2016	Barclays Bank PLC	$1,784	£1,225	154
British pounds	7/11/2016	JPMorgan Chase	$1,784	£1,224	153
British pounds	7/11/2016	HSBC Bank	$1,785	£1,227	152
British pounds	7/11/2016	UBS AG	$1,782	£1,224	152
British pounds	7/18/2016	HSBC Bank	$47,977	£34,000	2,707
Euros	8/3/2016	HSBC Bank	$4,054	€3,672	(27)
Euros	8/4/2016	JPMorgan Chase	$10,131	€9,091	29
Euros	8/5/2016	Citibank	$11,611	€10,438	13
Euros	8/5/2016	Barclays Bank PLC	$2,999	€2,691	8
Japanese yen	7/15/2016	UBS AG	$4,095	¥437,000	(138)
Singapore dollars	8/26/2016	Barclays Bank PLC	$4,844	S$6,704	(130)
					$4,388

50	American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
Time Technoplast Ltd.[2]	11,888,000	—	—	11,888,000	$—	$8,728
Victoria Oil & Gas PLC[1,2]	6,966,560	—	—	6,966,560	—	3,363
Indochine Mining Ltd.[1,2]	73,199,466	—	73,016,468	182,998	—	—
Canadian Overseas Petroleum Ltd.[1,4]	11,225,000	—	—	11,225,000	—	—
Canadian Overseas Petroleum Ltd.[1,3,4]	8,000,000	—	—	8,000,000	—	—
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2,4]	6,050,000	—	—	6,050,000	—	—
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2,4]	2,555,000	—	—	2,555,000	—	—
JVM Co., Ltd.[1,2,4]	411,500	—	251,635	159,865	—	—
Mauna Kea Technologies SA1,2,4	958,400	—	735,068	223,332	—	—
Sylvania Platinum Ltd. (CDI)[1,2,4]	15,000,000	—	15,000,000	—	—	—
zooplus AG, non-registered shares[1,2,4]	357,716	—	90,916	266,800	—	—
					$—	$12,091

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,470,662,000, which represented 38.19% of the net assets of the fund. This amount includes $1,455,844,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $391,033,000, which represented 10.15% of the net assets of the fund.
[4]	Unaffiliated issuer at 6/30/2016.

Key to abbreviations and symbols

ADR = American Depositary Receipts

BRL = Brazilian reais

CDI = CREST Depository Interest

€ = Euros

GBP/£ = British pounds

¥ = Japanese yen

S$ = Singapore dollars

See Notes to Financial Statements

American Funds Insurance Series	51

Growth Fund

Summary investment portfolio June 30, 2016	unaudited

Common stocks 95.29%	Shares	Value (000)
Information technology 23.42%
Facebook, Inc., Class A1	6,789,685	$775,925
Microsoft Corp.	11,695,000	598,433
Broadcom Ltd.	2,869,100	445,858
ASML Holding NV (New York registered)	2,224,016	220,645
ASML Holding NV2	1,808,186	179,233
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	59,537,000	301,053
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,425,392	37,388
Visa Inc., Class A	4,355,000	323,010
Apple Inc.	3,306,300	316,082
Alphabet Inc., Class A1	229,000	161,109
Alphabet Inc., Class C1	195,241	135,126
LinkedIn Corp., Class A1	1,026,460	194,258
Other securities		1,259,233
		4,947,353

Consumer discretionary 21.77%
Amazon.com, Inc.[1]	1,900,216	1,359,833
Home Depot, Inc.	5,625,000	718,256
Comcast Corp., Class A	7,685,000	500,985
Charter Communications, Inc., Class A1	1,297,045	296,556
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	1,120,000	272,877
Starbucks Corp.	3,685,000	210,487
Tesla Motors, Inc.[1]	987,500	209,627
Netflix, Inc.[1]	1,765,000	161,462
Twenty-First Century Fox, Inc., Class A	5,710,000	154,456
MGM Resorts International[1]	5,743,400	129,973
Other securities		583,421
		4,597,933

Health care 14.35%
UnitedHealth Group Inc.	3,330,000	470,196
Centene Corp.[1]	4,266,652	304,511
Express Scripts Holding Co.[1]	4,003,208	303,443
Regeneron Pharmaceuticals, Inc.[1]	706,500	246,731
Vertex Pharmaceuticals Inc.[1]	2,422,000	208,340
Incyte Corp.[1]	2,306,500	184,474
Thermo Fisher Scientific Inc.	1,240,000	183,222
Humana Inc.	993,200	178,657
Medtronic PLC	1,830,000	158,789
Intuitive Surgical, Inc.[1]	195,000	128,975
Other securities		663,168
		3,030,506

Financials 9.48%
Berkshire Hathaway Inc., Class A1	2,235	484,939
Berkshire Hathaway Inc., Class B1	363,734	52,665
Wells Fargo & Co.	4,090,000	193,580
JPMorgan Chase & Co.	2,503,720	155,581
Onex Corp.	2,342,800	143,257
Goldman Sachs Group, Inc.	934,400	138,833
Other securities		833,875
		2,002,730

Energy 8.72%
Schlumberger Ltd.	4,995,000	395,004
Concho Resources Inc.[1]	1,851,700	220,852
Suncor Energy Inc.	5,502,090	152,633
Noble Energy, Inc.	3,958,000	141,973
Other securities		931,884
		1,842,346

52	American Funds Insurance Series

Growth Fund

Common stocks	Shares	Value (000)
Consumer staples 7.40%
Philip Morris International Inc.	3,615,000	$367,718
Kraft Heinz Co.	2,500,000	221,200
Coca-Cola Co.	4,670,000	211,691
Constellation Brands, Inc., Class A	1,075,000	177,805
Kerry Group PLC, Class A2	1,700,000	151,043
Costco Wholesale Corp.	920,000	144,477
Kroger Co.	3,710,000	136,491
Other securities		153,476
		1,563,901

Industrials 5.56%
Boeing Co.	1,450,000	188,312
Rockwell Collins, Inc.	1,832,000	155,976
Other securities		828,933
		1,173,221

Telecommunication services 1.06%
Zayo Group Holdings, Inc.[1]	6,549,000	182,914
Other securities		41,215
		224,129

Other 1.27%
Other securities		268,046

Miscellaneous 2.26%
Other common stocks in initial period of acquisition		476,759

Total common stocks (cost: $14,474,847,000)		20,126,924

Convertible stocks 0.06%
Consumer discretionary 0.06%
Other securities		13,104

Total convertible stocks (cost: $10,650,000)		13,104

Convertible bonds 0.03%	Principal amount (000)
Miscellaneous 0.03%
Other convertible bonds in initial period of acquisition		5,300

Total convertible bonds (cost: $5,300,000)		5,300

Short-term securities 4.56%
Apple Inc. 0.45% due 7/18/2016[3]	$61,400	61,390
Federal Home Loan Bank 0.32%–0.58% due 7/7/2016–8/29/2016	461,700	461,533
Microsoft Corp. 0.43%–0.48% due 7/27/2016–8/17/2016[3]	54,900	54,879
Other securities		385,346

Total short-term securities (cost: $963,014,000)		963,148
Total investment securities 99.94% (cost: $15,453,811,000)		21,108,476
Other assets less liabilities 0.06%		13,559

Net assets 100.00%		$21,122,035

American Funds Insurance Series	53

Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2016 (000)
KGen Power Corp.[1,2,4]	3,166,128	—	—	3,166,128	$—	$1,437
Oshkosh Corp.[5]	4,947,000	—	2,752,541	2,194,459	1,709	—
					$1,709	$1,437

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,311,684,000, which represented 6.21% of the net assets of the fund. This amount includes $1,297,142,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $300,436,000, which represented 1.42% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Unaffiliated issuer at 6/30/2016.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
KGen Power Corp.	12/19/2006	$1,203	$1,437	.01%
Other securities	5/22/2015	10,650	13,104	.06
Total private placement securities		11,853	14,541	.07%

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

54	American Funds Insurance Series

International Fund

Summary investment portfolio June 30, 2016	unaudited

Common stocks 92.69%	Shares	Value (000)
Financials 16.48%
AIA Group Ltd.[1]	34,971,700	$210,734
HDFC Bank Ltd.[1]	8,602,600	174,386
HDFC Bank Ltd. (ADR)	352,300	23,375
Cheung Kong Property Holdings Ltd.[1]	23,118,556	145,523
Barclays PLC[1]	47,214,347	89,888
Prudential PLC[1]	5,142,265	87,603
Kotak Mahindra Bank Ltd.[1,2]	5,597,048	63,555
BNP Paribas SA1	1,011,659	45,482
Other securities		374,041
		1,214,587

Information technology 12.79%
Tencent Holdings Ltd.[1]	10,839,278	246,937
Alibaba Group Holding Ltd. (ADR)[2]	1,771,200	140,864
Nintendo Co., Ltd.[1]	807,500	115,218
Samsung Electronics Co., Ltd.[1]	77,789	96,836
ASML Holding NV1	693,834	68,775
Infineon Technologies AG1	3,230,346	46,422
Other securities		227,684
		942,736

Health care 11.98%
Novartis AG1	3,893,500	320,294
UCB SA1	1,251,700	93,595
Grifols, SA, Class B, preferred non-voting, non-registered shares[1]	3,471,018	57,867
Grifols, SA, Class A, non-registered shares[1]	881,000	19,895
Grifols, SA, Class B (ADR)	793,690	13,231
Takeda Pharmaceutical Co. Ltd.[1]	1,556,400	67,180
Novo Nordisk A/S, Class B1	1,096,000	58,940
Sysmex Corp.[1]	847,248	57,914
Other securities		193,540
		882,456

Consumer discretionary 11.31%
Altice NV, Class A1,2	4,795,381	72,112
Altice NV, Class B1,2	1,118,127	16,887
Toyota Motor Corp.[1]	1,645,700	82,280
Kering SA1	406,733	66,333
Naspers Ltd., Class N1	401,500	61,521
Sands China Ltd.[1]	16,642,000	56,343
Galaxy Entertainment Group Ltd.[1]	17,563,000	52,329
Other securities		425,762
		833,567

Industrials 8.92%
Airbus Group SE, non-registered shares[1]	1,943,014	112,828
Rolls-Royce Holdings PLC[1,2]	9,267,900	88,006
Deutsche Post AG1	1,967,000	54,916
Jardine Matheson Holdings Ltd.[1]	901,800	52,808
Other securities		348,515
		657,073

Consumer staples 8.09%
Nestlé SA1	1,219,700	94,082
Pernod Ricard SA1	816,700	90,970
AMOREPACIFIC Corp.[1]	209,600	78,993
British American Tobacco PLC[1]	1,182,000	76,913
Associated British Foods PLC[1]	1,537,588	55,750
Other securities		199,649
		596,357

American Funds Insurance Series	55

International Fund

Common stocks (continued)	Shares	Value (000)
Materials 6.88%
HeidelbergCement AG1	1,064,911	$79,847
Nitto Denko Corp.[1]	1,092,000	68,860
First Quantum Minerals Ltd.	7,199,000	50,540
Grasim Industries Ltd.[1]	556,401	40,474
Grasim Industries Ltd. (GDR)[1]	131,304	9,551
Glencore PLC[1]	23,608,000	48,234
Other securities		209,585
		507,091

Utilities 5.32%
Power Grid Corp. of India Ltd.[1]	46,528,040	112,786
Cheung Kong Infrastructure Holdings Ltd.[1]	7,942,000	68,382
ENN Energy Holdings Ltd.[1]	12,732,000	62,850
China Gas Holdings Ltd.[1]	31,610,000	48,211
Other securities		99,809
		392,038

Energy 4.30%
Royal Dutch Shell PLC, Class B1	2,996,561	82,403
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	1,520,206	41,507
Other securities		192,544
		316,454

Telecommunication services 3.27%
SoftBank Group Corp.[1]	1,162,400	65,763
Other securities		174,847
		240,610

Miscellaneous 3.35%
Other common stocks in initial period of acquisition		246,785

Total common stocks (cost: $6,613,391,000)		6,829,754

Bonds, notes & other debt instruments 1.00%	Principal amount (000)
Corporate bonds & notes 0.70%
Other 0.70%
Other securities		51,698

Total corporate bonds & notes		51,698

U.S. Treasury bonds & notes 0.22%
U.S. Treasury 0.22%
Other securities		16,303

Bonds & notes of governments outside the U.S. 0.08%
Other securities		5,874

Total bonds, notes & other debt instruments (cost: $67,977,000)		73,875

56	American Funds Insurance Series

International Fund

Short-term securities 6.28%	Principal amount (000)	Value (000)
BNP Paribas Finance Inc. 0.27% due 7/1/2016	$46,300	$46,300
Federal Home Loan Bank 0.32%–0.50% due 7/20/2016–1/9/2017	64,015	63,943
Freddie Mac 0.39%–0.40% due 8/16/2016–10/5/2016	65,000	64,948
Gotham Funding Corp. 0.40%–0.55% due 7/8/2016–7/27/2016[3]	47,700	47,689
Nestlé Finance International Ltd. 0.60% due 7/20/2016	46,900	46,891
Other securities		192,833

Total short-term securities (cost: $462,565,000)		462,604
Total investment securities 99.97% (cost: $7,143,933,000)		7,366,233
Other assets less liabilities 0.03%		2,325

Net assets 100.00%		$7,368,558

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were pledged as collateral. The total value of pledged collateral was $3,737,000, which represented .05% of the net assets of the fund.

American Funds Insurance Series	57

International Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $182,477,000.

					Unrealized appreciation
			Contract amount		(depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2016 (000)
Sales:
British pounds	7/11/2016	Barclays Bank PLC	$3,277	£2,249	$282
British pounds	7/11/2016	JPMorgan Chase	$3,276	£2,249	282
British pounds	7/11/2016	HSBC Bank	$3,279	£2,253	280
British pounds	7/11/2016	UBS AG	$3,274	£2,249	279
British pounds	7/20/2016	UBS AG	$55,174	£38,788	3,529
British pounds	8/4/2016	JPMorgan Chase	$4,364	£3,300	(31)
Euros	7/29/2016	Barclays Bank PLC	$17,141	€15,545	(129)
Euros	7/29/2016	Bank of America, N.A.	$85,725	€77,900	(819)
Euros	8/3/2016	HSBC Bank	$11,814	€10,702	(78)
Euros	8/4/2016	JPMorgan Chase	$8,029	€7,216	11
Euros	8/4/2016	Citibank	$4,409	€4,000	(35)
Euros	8/5/2016	Barclays Bank PLC	$137,814	€125,000	(1,092)
Euros	8/15/2016	HSBC Bank	$4,147	€3,666	72
Japanese yen	8/15/2016	Barclays Bank PLC	$62,508	¥6,682,000	(2,295)
Thai baht	8/10/2016	JPMorgan Chase	$3,550	THB125,160	(9)
					$247

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $6,256,930,000, which represented 84.91% of the net assets of the fund. This amount includes $6,032,519,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $244,586,000, which represented 3.32% of the net assets of the fund.

Key to abbreviations and symbols

ADR = American Depositary Receipts

€ = Euros

GDR = Global Depositary Receipts

GBP/£ = British pounds

¥ = Japanese yen

THB = Thai baht

See Notes to Financial Statements

58	American Funds Insurance Series

New World Fund

Summary investment portfolio June 30, 2016	unaudited

Common stocks 79.80%	Shares	Value (000)
Consumer discretionary 15.63%
Naspers Ltd., Class N1	395,419	$60,589
Domino’s Pizza, Inc.	350,000	45,983
Matahari Department Store Tbk PT1	28,488,000	43,252
Ctrip.com International, Ltd. (ADR)[2]	986,700	40,652
Kroton Educacional SA, ordinary nominative	9,471,200	40,099
Ryohin Keikaku Co., Ltd.[1]	134,500	32,632
Mr Price Group Ltd.[1]	1,526,647	21,449
Other securities		149,766
		434,422

Information technology 15.11%
AAC Technologies Holdings Inc.[1]	8,592,500	73,848
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,757,000	54,394
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	14,164
Murata Manufacturing Co., Ltd.[1]	485,000	54,407
Baidu, Inc., Class A (ADR)[2]	250,700	41,403
Alibaba Group Holding Ltd. (ADR)[2]	252,800	20,105
Other securities		161,553
		419,874

Financials 12.80%
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	5,441,500	30,491
ICICI Bank Ltd.[1]	6,053,830	21,636
ICICI Bank Ltd. (ADR)	1,100,500	7,902
Fibra Uno Administración, SA de CV	13,586,578	28,879
American Tower Corp.	245,000	27,834
HDFC Bank Ltd. (ADR)	208,400	13,827
HDFC Bank Ltd.[1]	630,000	12,771
AIA Group Ltd.[1]	4,291,600	25,860
Housing Development Finance Corp. Ltd.[1]	1,353,000	25,246
Citigroup Inc.	560,000	23,738
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,430,000	22,089
Other securities		115,340
		355,613

Health care 8.52%
China Biologic Products, Inc.[2]	496,000	52,735
Novo Nordisk A/S, Class B1	652,600	35,095
Novartis AG1	280,500	23,075
Novartis AG (ADR)	134,000	11,056
Hikma Pharmaceuticals PLC[1]	996,500	32,861
Cochlear Ltd.[1]	225,000	20,408
Other securities		61,470
		236,700

Industrials 6.49%
Cummins Inc.	290,200	32,630
Eicher Motors Ltd.[1]	88,000	25,168
Airbus Group SE, non-registered shares[1]	431,929	25,082
ASSA ABLOY AB, Class B1	992,658	20,346
Other securities		77,055
		180,281

Energy 5.83%
Reliance Industries Ltd.[1]	3,542,302	51,039
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	3,575,674	25,602
Other securities		85,210
		161,851

American Funds Insurance Series	59

New World Fund

Common stocks (continued)	Shares		Value (000)
Consumer staples 5.57%
Lenta Ltd. (GDR)[1,2]		4,241,024	$30,618
Lenta Ltd. (GDR)[1,2,3]		1,053,300	7,605
Hypermarcas SA, ordinary nominative		3,730,800	27,107
Other securities			89,413
			154,743

Telecommunication services 1.94%
SoftBank Group Corp.[1]		461,400	26,104
Other securities			27,930
			54,034

Materials 1.87%
Klabin SA, units		4,692,000	22,523
Other securities			29,532
			52,055

Utilities 1.35%
China Resources Gas Group Ltd.[1]		8,098,000	24,599
Other securities			13,014
			37,613

Miscellaneous 4.69%
Other common stocks in initial period of acquisition			130,328

Total common stocks (cost: $2,031,569,000)			2,217,514

Rights & warrants 1.61%
Consumer staples 1.21%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[1,3]		5,330,000	24,429
Other securities			9,130
			33,559

Consumer discretionary 0.40%
Other securities			11,234

Total rights & warrants (cost: $57,637,000)			44,793

Convertible bonds 0.24%	Principal amount (000)
Miscellaneous 0.24%
Other convertible bonds in initial period of acquisition			6,581

Total convertible bonds (cost: $6,639,000)			6,581

Bonds, notes & other debt instruments 5.65%
Bonds & notes of governments & government agencies outside the U.S. 5.07%
India (Republic of) 8.60% 2028	INR	1,288,200	20,425
Russian Federation 8.15% 2027	RUB	2,470,000	38,810
Russian Federation 7.00%–7.60% 2021–2023		185,000	2,773
Other securities			78,903
			140,911

Corporate bonds & notes 0.52%
Other 0.52%
Other securities			14,493

Total corporate bonds & notes			14,493

60	American Funds Insurance Series

New World Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 0.06%
U.S. Treasury 0.06%
Other securities		$1,505

Total bonds, notes & other debt instruments (cost: $148,099,000)		156,909

Short-term securities 12.51%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.40% due 7/7/2016	$41,900	41,897
BNP Paribas Finance Inc. 0.27% due 7/1/2016	28,200	28,200
Bridgestone Americas, Inc. 0.43% due 7/5/2016[3]	21,600	21,599
Caterpillar Financial Services Corp. 0.50% due 7/12/2016	40,000	39,995
Fairway Finance Corp. 0.59% due 9/16/2016[3]	20,100	20,074
Federal Home Loan Bank 0.31%–0.55% due 7/18/2016–8/29/2016	70,000	69,982
Gotham Funding Corp. 0.55% due 8/1/2016[3]	19,600	19,592
Total Capital Canada Ltd. 0.60%–0.63% due 7/11/2016–8/25/2016[3]	70,000	69,976
Other securities		36,374

Total short-term securities (cost: $347,667,000)		347,689
Total investment securities 99.81% (cost: $2,591,611,000)		2,773,486
Other assets less liabilities 0.19%		5,235

Net assets 100.00%		$2,778,721

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series	61

New World Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $13,691,000.

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2016 (000)
Sales:
Brazilian reais	7/22/2016	JPMorgan Chase	$352	BRL1,200	$(19)
Colombian pesos	7/18/2016	JPMorgan Chase	$373	COP1,127,350	(11)
Colombian pesos	7/29/2016	Bank of America, N.A.	$763	COP2,311,700	(24)
Euros	7/22/2016	HSBC Bank	$301	€265	6
Euros	8/15/2016	HSBC Bank	$396	€350	7
Euros	8/15/2016	HSBC Bank	$204	€180	4
Indian rupees	7/11/2016	JPMorgan Chase	$3,155	INR210,800	38
Indian rupees	7/18/2016	JPMorgan Chase	$684	INR46,350	— [4]
Japanese yen	8/8/2016	UBS AG	$589	¥63,000	(22)
Japanese yen	8/22/2016	Bank of America, N.A.	$1,471	¥153,000	(13)
Mexican pesos	7/19/2016	HSBC Bank	$1,005	MXN18,300	6
Mexican pesos	7/22/2016	Citibank	$481	MXN9,000	(11)
South African rand	7/22/2016	JPMorgan Chase	$783	ZAR11,700	(8)
Turkish lira	7/18/2016	Citibank	$576	TRY1,700	(12)
Turkish lira	8/19/2016	Bank of America, N.A.	$657	TRY1,950	(12)
Turkish lira	8/29/2016	JPMorgan Chase	$265	TRY785	(4)
					$(75)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,423,361,000, which represented 51.22% of the net assets of the fund. This amount includes $1,363,311,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $235,130,000, which represented 8.46% of the net assets of the fund.
[4]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

BRL = Brazilian reais

COP = Colombian pesos

€ = Euros

GDR = Global Depositary Receipts

¥ = Japanese yen

INR = Indian rupees

MXN = Mexican pesos

RUB = Russian rubles

TRY = Turkish lira

ZAR = South African rand

See Notes to Financial Statements

62	American Funds Insurance Series

Blue Chip Income and Growth Fund

Summary investment portfolio June 30, 2016	unaudited

Common stocks 94.10%	Shares	Value (000)
Health care 16.16%
Amgen Inc.	2,694,600	$409,983
AbbVie Inc.	4,732,100	292,964
Medtronic PLC	1,460,000	126,684
Bristol-Myers Squibb Co.	1,125,000	82,744
Gilead Sciences, Inc.	959,812	80,068
Teva Pharmaceutical Industries Ltd. (ADR)	1,394,000	70,021
Novartis AG (ADR)	708,500	58,458
Other securities		110,227
		1,231,149

Information technology 13.37%
Intel Corp.	6,770,000	222,056
Texas Instruments Inc.	2,630,000	164,769
Western Union Co.	8,225,000	157,756
Oracle Corp.	3,150,000	128,930
Broadcom Ltd.	730,527	113,524
Apple Inc.	1,154,580	110,378
Microsoft Corp.	1,400,000	71,638
Other securities		50,087
		1,019,138

Industrials 12.72%
Norfolk Southern Corp.	1,591,800	135,510
Union Pacific Corp.	1,408,000	122,848
CSX Corp.	4,422,000	115,326
Boeing Co.	659,000	85,584
General Electric Co.	2,400,000	75,552
Illinois Tool Works Inc.	650,000	67,704
General Dynamics Corp.	450,000	62,658
Other securities		304,411
		969,593

Consumer staples 10.51%
Altria Group, Inc.	3,754,000	258,876
Philip Morris International Inc.	1,000,000	101,720
Kraft Heinz Co.	1,076,666	95,263
Mondelez International, Inc.	1,580,000	71,906
Kimberly-Clark Corp.	500,000	68,740
ConAgra Foods, Inc.	1,200,000	57,372
Coca-Cola Co.	1,250,000	56,662
Other securities		90,713
		801,252

Telecommunication services 9.78%
Verizon Communications Inc.	5,894,171	329,130
AT&T Inc.	6,701,000	289,550
CenturyLink, Inc.	4,357,700	126,417
		745,097

Energy 9.58%
Canadian Natural Resources, Ltd.	7,677,150	236,686
Exxon Mobil Corp.	1,254,000	117,550
Halliburton Co.	2,376,000	107,609
Noble Energy, Inc.	2,488,000	89,245
Cabot Oil & Gas Corp.	3,395,000	87,387
Other securities		91,435
		729,912

American Funds Insurance Series	63

Blue Chip Income and Growth Fund

Common stocks (continued)	Shares	Value (000)
Materials 5.36%
Freeport-McMoRan Inc.	11,018,000	$122,741
Monsanto Co.	1,001,000	103,513
Other securities		181,822
		408,076

Financials 4.63%
American International Group, Inc.	1,890,000	99,962
Goldman Sachs Group, Inc.	531,000	78,896
JPMorgan Chase & Co.	1,190,000	73,947
Other securities		100,275
		353,080

Consumer discretionary 4.11%
Las Vegas Sands Corp.	1,548,000	67,323
McDonald’s Corp.	500,000	60,170
Other securities		186,057
		313,550

Utilities 4.06%
Exelon Corp.	6,540,000	237,794
Other securities		71,345
		309,139

Miscellaneous 3.82%
Other common stocks in initial period of acquisition		291,024

Total common stocks (cost: $5,764,601,000)		7,171,010

Short-term securities 5.62%	Principal amount (000)
Apple Inc. 0.42%–0.46% due 7/18/2016–9/7/2016[1]	$83,500	83,470
ExxonMobil Corp. 0.39% due 7/6/2016	43,700	43,698
General Electric Co. 0.35% due 7/1/2016	10,000	10,000
Intel Corp. 0.49% due 8/29/2016	10,000	9,993
Microsoft Corp. 0.42%–0.45% due 7/20/2016–9/14/2016[1]	107,700	107,660
Pfizer Inc. 0.59% due 9/12/2016[1]	62,200	62,134
Other securities		111,751

Total short-term securities (cost: $428,675,000)		428,706
Total investment securities 99.72% (cost: $6,193,276,000)		7,599,716
Other assets less liabilities 0.28%		21,196

Net assets 100.00%		$7,620,912

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $309,050,000, which represented 4.06% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

64	American Funds Insurance Series

Global Growth and Income Fund
Summary investment portfolio June 30, 2016	unaudited

Common stocks 90.13%	Shares	Value (000)
Financials 14.79%
ICICI Bank Ltd.[1]	4,550,000	$16,261
ICICI Bank Ltd. (ADR)	2,000,000	14,360
MGM Growth Properties LLC, Class A	842,233	22,471
JPMorgan Chase & Co.	346,800	21,550
Iron Mountain Inc.	495,905	19,752
Wells Fargo & Co.	402,000	19,027
Crown Castle International Corp.	163,000	16,533
CME Group Inc., Class A	165,500	16,120
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	2,500,000	14,009
Other securities		115,408
		275,491

Information technology 12.94%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	11,845,800	59,899
Microsoft Corp.	840,000	42,983
Nintendo Co., Ltd.[1]	250,000	35,671
Broadcom Ltd.	173,000	26,884
Other securities		75,616
		241,053

Consumer discretionary 12.70%
McDonald’s Corp.	348,000	41,878
Home Depot, Inc.	243,000	31,029
Steinhoff International Holdings NV1	2,990,000	17,129
Continental AG1	81,000	15,222
Amazon.com, Inc.[2]	20,000	14,312
Vivendi SA1	715,200	13,551
adidas AG1	93,000	13,262
Other securities		90,311
		236,694

Health care 9.36%
UnitedHealth Group Inc.	293,100	41,386
Novartis AG1	379,000	31,178
Merck & Co., Inc.	535,900	30,873
Medtronic PLC	226,000	19,610
Regeneron Pharmaceuticals, Inc.[2]	46,000	16,064
Other securities		35,259
		174,370

Consumer staples 9.19%
British American Tobacco PLC[1]	573,500	37,318
Philip Morris International Inc.	190,000	19,327
Procter & Gamble Co.	225,000	19,051
Walgreens Boots Alliance, Inc.	198,000	16,487
Other securities		78,995
		171,178

Industrials 8.26%
Airbus Group SE, non-registered shares[1]	374,000	21,718
Lockheed Martin Corp.	85,500	21,219
Grupo Aeroportuario del Pacífico SAB de CV	1,580,000	16,232
Boeing Co.	120,000	15,584
Other securities		79,135
		153,888

American Funds Insurance Series	65

Global Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Energy 5.21%
Chevron Corp.	237,000	$24,845
Royal Dutch Shell PLC, Class B (ADR)	160,000	8,960
Royal Dutch Shell PLC, Class A (ADR)	130,000	7,178
Other securities		56,067
		97,050

Utilities 4.94%
Dominion Resources, Inc.	232,000	18,080
Enel SPA[1]	4,030,000	17,923
DONG Energy AS1,2	491,552	17,625
Other securities		38,393
		92,021

Materials 4.33%
E.I. du Pont de Nemours and Co.	475,000	30,780
ArcelorMittal[1,2]	3,000,000	13,812
Koninklijke DSM NV1	231,000	13,385
Other securities		22,706
		80,683

Telecommunication services 3.67%
Verizon Communications Inc.	320,105	17,875
AT&T Inc.	325,000	14,043
Other securities		36,461
		68,379

Miscellaneous 4.74%
Other common stocks in initial period of acquisition		88,295

Total common stocks (cost: $1,473,350,000)		1,679,102

Preferred securities 0.02%
Consumer discretionary 0.02%
Other securities		459

Total preferred securities (cost: $256,000)		459

Bonds, notes & other debt instruments 2.22%	Principal amount (000)
Corporate bonds & notes 2.13%
Telecommunication services 2.13%
Numericable Group SA 7.375% 2026[3]	$14,800	14,652
Sprint Nextel Corp. 7.25% 2021	29,200	25,039
		39,691

U.S. Treasury bonds & notes 0.09%
U.S. Treasury 0.09%
U.S. Treasury 0.875% 2017	1,600	1,605

Total bonds, notes & other debt instruments (cost: $40,207,000)		41,296

66	American Funds Insurance Series

Global Growth and Income Fund

Short-term securities 7.77%	Principal amount (000)	Value (000)
BNP Paribas Finance Inc. 0.27% due 7/1/2016	$16,900	$16,900
Federal Home Loan Bank 0.34%–0.42% due 7/8/2016–1/9/2017	39,900	39,848
Gotham Funding Corp. 0.55% due 7/27/2016[3]	13,900	13,895
Old Line Funding, LLC 0.66% due 7/13/2016[3]	25,000	24,996
U.S. Treasury Bills 0.45% due 9/1/2016	49,100	49,081

Total short-term securities (cost: $144,700,000)		144,720
Total investment securities 100.14% (cost: $1,658,513,000)		1,865,577
Other assets less liabilities (0.14)%		(2,559)

Net assets 100.00%		$1,863,018

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $19,452,000.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 6/30/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	7/18/2016	HSBC Bank	$585	A$795	$ (7)
Australian dollars	8/15/2016	HSBC Bank	$1,806	A$2,450	(18)
British pounds	7/18/2016	Bank of America, N.A.	$8,486	£6,000	498
Euros	8/23/2016	Citibank	$9,519	€8,425	150
					$623

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $671,468,000, which represented 36.04% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $53,543,000, which represented 2.87% of the net assets of the fund.

Key to abbreviation and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

£ = British pounds

€ = Euros

See Notes to Financial Statements

American Funds Insurance Series	67

Growth-Income Fund
Summary investment portfolio June 30, 2016	unaudited

Common stocks 92.26%	Shares	Value (000)
Health care 16.36%
Amgen Inc.	5,038,858	$ 766,662
Gilead Sciences, Inc.	3,537,100	295,065
Stryker Corp.	2,385,241	285,823
Medtronic PLC	3,170,700	275,122
AbbVie Inc.	4,434,100	274,515
UnitedHealth Group Inc.	1,713,596	241,960
Express Scripts Holding Co.[1]	3,156,383	239,254
Merck & Co., Inc.	2,835,080	163,329
Illumina, Inc.[1]	1,144,800	160,707
Humana Inc.	863,000	155,237
Other securities		1,153,664
		4,011,338

Information technology 14.95%
Texas Instruments Inc.	10,023,959	628,001
Microsoft Corp.	8,448,727	432,321
Alphabet Inc., Class A1	339,850	239,095
Alphabet Inc., Class C1	244,523	169,234
Broadcom Ltd.	2,535,096	393,954
Oracle Corp.	6,481,901	265,304
Accenture PLC, Class A	1,654,500	187,438
Intel Corp.	5,034,600	165,135
Other securities		1,185,532
		3,666,014

Consumer discretionary 13.03%
Amazon.com, Inc.[1]	1,177,900	842,929
Netflix, Inc.[1]	3,809,277	348,473
Twenty-First Century Fox, Inc., Class A	7,449,000	201,495
Home Depot, Inc.	1,496,500	191,088
Newell Rubbermaid Inc.	3,671,300	178,315
Comcast Corp., Class A	2,653,000	172,949
Other securities		1,258,469
		3,193,718

Financials 10.09%
American International Group, Inc.	4,529,000	239,539
JPMorgan Chase & Co.	3,794,300	235,778
Marsh & McLennan Companies, Inc.	3,426,100	234,551
Crown Castle International Corp.	1,877,400	190,425
State Street Corp.	2,806,500	151,326
Other securities		1,422,849
		2,474,468

Consumer staples 8.69%
Philip Morris International Inc.	4,578,330	465,708
Coca-Cola Co.	6,371,900	288,838
Kroger Co.	6,907,080	254,112
CVS Health Corp.	1,670,000	159,886
Procter & Gamble Co.	1,734,200	146,835
Other securities		813,717
		2,129,096

Energy 8.35%
EOG Resources, Inc.	2,600,155	216,905
TOTAL SA2	4,487,205	216,381
Chevron Corp.	1,716,900	179,983
Noble Energy, Inc.	4,934,500	177,000
Schlumberger Ltd.	2,055,000	162,509

68	American Funds Insurance Series

Growth-Income Fund

Common stocks	Shares	Value (000)
ConocoPhillips	3,699,410	$161,294
Concho Resources Inc.[1]	1,274,000	151,950
Other securities		780,660
		2,046,682

Industrials 7.93%
Union Pacific Corp.	5,126,589	447,295
General Dynamics Corp.	1,172,400	163,245
Other securities		1,333,274
		1,943,814

Materials 5.18%
Celanese Corp., Series A	4,547,233	297,616
Dow Chemical Co.	4,352,900	216,383
Monsanto Co.	1,673,211	173,027
Freeport-McMoRan Inc.	13,515,000	150,557
Other securities		431,404
		1,268,987

Telecommunication services 2.85%
Verizon Communications Inc.	11,244,701	627,904
Other securities		71,114
		699,018

Utilities 1.08%
Sempra Energy	1,649,600	188,087
Other securities		76,713
		264,800

Miscellaneous 3.75%
Other common stocks in initial period of acquisition		919,028

Total common stocks (cost: $17,990,122,000)		22,616,963

Convertible stocks 0.04%
Financials 0.02%
Other securities		5,157

Miscellaneous 0.02%
Other convertible stocks in initial period of acquisition		5,178

Total convertible stocks (cost: $9,587,000)		10,335

Convertible bonds 0.53%	Principal amount (000)
Information technology 0.19%
Other securities		45,444

Miscellaneous 0.34%
Other convertible bonds in initial period of acquisition		83,627

Total convertible bonds (cost: $104,435,000)		129,071

Bonds, notes & other debt instruments 1.22%
U.S. Treasury bonds & notes 1.15%
U.S. Treasury 1.15%
U.S. Treasury 1.62%–2.50% 2026–2046	$275,340	280,828

American Funds Insurance Series	69

Growth-Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes 0.07%
Telecommunication services 0.07%
Other securities		$17,119

Total bonds, notes & other debt instruments (cost: $291,980,000)		297,947

Short-term securities 5.66%
Coca-Cola Co. 0.52%–0.58% due 8/19/2016–11/9/2016[3]	$76,900	76,766
Federal Home Loan Bank 0.28%–0.47% due 7/5/2016–1/9/2017	553,502	553,234
Microsoft Corp. 0.44%–0.47% due 8/3/2016–10/5/2016[3]	58,200	58,143
U.S. Treasury Bills 0.40% due 12/8/2016	30,000	29,963
Other securities		669,506

Total short-term securities (cost: $1,387,532,000)		1,387,612
Total investment securities 99.71% (cost: $19,783,656,000)		24,441,928
Other assets less liabilities 0.29%		72,013

Net assets 100.00%		$24,513,941

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of the securities (with a value of $5,157,000, an aggregate cost of $6,000,000, and which represented .02% of the net assets of the fund) was acquired on 6/28/2012 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

70	American Funds Insurance Series

Growth-Income Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $20,823,000.

					Unrealized
			Contract amount		appreciation
			Receive	Deliver	at 6/30/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
British pounds	7/11/2016	Barclays Bank PLC	$5,207	£3,574	$449
British pounds	7/11/2016	JPMorgan Chase	$5,205	£3,574	447
British pounds	7/11/2016	HSBC Bank	$5,210	£3,579	444
British pounds	7/11/2016	UBS AG	$5,201	£3,573	444
					$1,784

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,402,806,000, which represented 5.72% of the net assets of the fund. This amount includes $1,312,902,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $581,978,000, which represented 2.37% of the net assets of the fund.

Key to symbol

£ = British pounds

See Notes to Financial Statements

American Funds Insurance Series	71

International Growth and Income Fund
Summary investment portfolio June 30, 2016	unaudited

Common stocks 88.95%	Shares	Value (000)
Financials 17.56%
Cheung Kong Property Holdings Ltd.[1]	3,833,348	$24,129
Wharf (Holdings) Ltd.[1]	3,626,000	22,183
Prudential PLC[1]	1,079,324	18,387
HDFC Bank Ltd.[1]	658,000	13,339
RioCan Real Estate Investment Trust	519,045	11,783
Siam Commercial Bank PCL[1]	2,906,000	11,506
St. James’s Place PLC[1]	1,048,000	11,225
Japan Real Estate Investment Corp.[1]	1,432	8,814
BNP Paribas SA1	165,700	7,450
Other securities		63,369
		192,185

Consumer staples 16.89%
Philip Morris International Inc.	420,300	42,753
British American Tobacco PLC[1]	567,700	36,941
Imperial Brands PLC[1]	567,563	30,810
Japan Tobacco Inc.[1]	446,600	17,891
CALBEE, Inc.[1]	284,400	11,806
Glanbia PLC[1]	533,000	10,058
Thai Beverage PCL[1]	13,413,900	9,067
Other securities		25,534
		184,860

Utilities 12.46%
EDP - Energias de Portugal, SA1	10,961,084	33,663
SSE PLC[1]	1,356,222	28,359
Engie SA1	871,000	14,057
National Grid PLC[1]	839,175	12,341
Power Assets Holdings Ltd.[1]	1,313,000	12,054
DONG Energy AS1,2	234,500	8,408
Red Eléctrica de Corporación, SA1	84,900	7,569
Other securities		19,952
		136,403

Consumer discretionary 8.86%
Kering SA1	88,500	14,433
H & M Hennes & Mauritz AB, Class B1	489,320	14,340
Toyota Motor Corp.[1]	283,000	14,149
HUGO BOSS AG1	207,500	11,723
Other securities		42,356
		97,001

Health care 8.70%
Novartis AG1	429,870	35,363
Orion Oyj, Class B1	429,600	16,688
GlaxoSmithKline PLC[1]	586,000	12,598
Astellas Pharma Inc.[1]	511,000	7,997
Other securities		22,500
		95,146

Industrials 7.91%
Deutsche Post AG1	567,500	15,844
Abertis Infraestructuras[1]	1,077,952	15,843
CK Hutchison Holdings Ltd.[1]	1,283,348	14,123
Rolls-Royce Holdings PLC[1,2]	1,415,100	13,437
ASSA ABLOY AB, Class B1	585,700	12,005
Other securities		15,352
		86,604

72	American Funds Insurance Series

International Growth and Income Fund

Common stocks	Shares	Value (000)
Energy 7.40%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	1,013,933	$27,684
BP PLC[1]	2,331,806	13,616
Peyto Exploration & Development Corp.	330,000	8,858
Veresen Inc.	922,000	7,815
Other securities		22,977
		80,950

Telecommunication services 3.76%
MTN Group Ltd.[1]	917,000	8,968
China Mobile Ltd.[1]	700,000	8,085
Telia Co. AB1	1,598,500	7,541
Other securities		16,511
		41,105

Information technology 3.01%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	3,070,000	15,524
Other securities		17,443
		32,967

Materials 1.60%
Other securities		17,494

Miscellaneous 0.80%
Other common stocks in initial period of acquisition		8,783

Total common stocks (cost: $1,017,402,000)		973,498

Convertible bonds 0.22%	Principal amount (000)
Financials 0.22%
Other securities		2,438

Total convertible bonds (cost: $2,810,000)		2,438

Bonds, notes & other debt instruments 2.87%
Corporate bonds & notes 1.84%
Materials 0.97%
FMG Resources 9.75% 2022[3]	$7,750	8,603
Other securities		1,973
		10,576

Energy 0.87%
Other securities		9,522

Total corporate bonds & notes		20,098

Bonds & notes of governments & government agencies outside the U.S. 1.02%
Other securities		11,200

U.S. Treasury bonds & notes 0.01%
U.S. Treasury 0.01%
Other securities		120

Total bonds, notes & other debt instruments (cost: $29,077,000)		31,418

American Funds Insurance Series	73

International Growth and Income Fund

Short-term securities 8.43%	Principal amount (000)	Value (000)
BNP Paribas Finance Inc. 0.27% due 7/1/2016	$20,800	$20,800
Federal Home Loan Bank 0.32% due 8/11/2016	11,900	11,896
Nordea Bank AB 0.51% due 7/5/2016[3]	20,400	20,399
Scotiabank Inc. 0.44% due 7/1/2016[3]	14,100	14,100
Thunder Bay Funding, LLC 0.59% due 8/25/2016[3]	17,800	17,785
Other securities		7,297

Total short-term securities (cost: $92,275,000)		92,277
Total investment securities 100.47% (cost: $1,141,564,000)		1,099,631
Other assets less liabilities (0.47)%		(5,148)

Net assets 100.00%		$1,094,483

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $8,064,000.

			Contract amount		Unrealized depreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2016 (000)
Sales:
Euros	7/29/2016	Bank of America, N.A.	$23,110	€21,000	$(221)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $865,247,000, which represented 79.06% of the net assets of the fund. This amount includes $851,908,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $74,209,000, which represented 6.78% of the net assets of the fund.

Key to abbreviation and symbol

€ = Euros

GBP = British pounds

See Notes to Financial Statements

74	American Funds Insurance Series

Capital Income Builder
Summary investment portfolio June 30, 2016	unaudited

Common stocks 80.86%	Shares	Value (000)
Consumer staples 15.66%
Philip Morris International Inc.	150,575	$15,317
Altria Group, Inc.	125,410	8,648
Coca-Cola Co.	165,545	7,504
Japan Tobacco Inc.[1]	97,400	3,902
Unilever PLC[1]	80,410	3,857
Imperial Brands PLC[1]	65,500	3,556
Procter & Gamble Co.	39,500	3,344
Other securities		7,758
		53,886

Financials 11.74%
Sampo Oyj, Class A1	142,178	5,809
Iron Mountain Inc.	131,195	5,225
Swedbank AB, Class A1	187,792	3,928
Mercury General Corp.	71,310	3,791
CME Group Inc., Class A	37,595	3,662
Other securities		18,008
		40,423

Telecommunication services 9.70%
Verizon Communications Inc.	212,551	11,869
Singapore Telecommunications Ltd.[1]	2,042,900	6,318
HKT Trust and HKT Ltd., units[1]	3,174,340	4,580
Vodafone Group PLC[1]	1,413,400	4,303
NTT DoCoMo, Inc.[1]	100,000	2,691
Other securities		3,614
		33,375

Utilities 9.09%
SSE PLC[1]	391,463	8,185
National Grid PLC[1]	479,040	7,045
Duke Energy Corp.	39,600	3,397
Infratil Ltd.[1]	1,073,667	2,454
CMS Energy Corp.	51,000	2,339
Other securities		7,882
		31,302

Energy 7.79%
Royal Dutch Shell PLC, Class B1	197,260	5,424
Royal Dutch Shell PLC, Class B (ADR)	19,500	1,092
Exxon Mobil Corp.	59,300	5,559
Helmerich & Payne, Inc.	79,700	5,350
Enbridge Inc. (CAD denominated)	84,770	3,591
Occidental Petroleum Corp.	43,800	3,310
Other securities		2,473
		26,799

Health care 6.76%
AstraZeneca PLC[1]	107,650	6,408
AstraZeneca PLC (ADR)	108,680	3,281
Pfizer Inc.	259,680	9,143
Other securities		4,429
		23,261

Information technology 6.25%
International Business Machines Corp.	26,250	3,984
Texas Instruments Inc.	49,630	3,109
Xilinx, Inc.	66,540	3,070
Paychex, Inc.	46,910	2,791

American Funds Insurance Series	75

Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
VTech Holdings Ltd.[1]	251,400	$2,652
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	428,000	2,164
Other securities		3,747
		21,517

Consumer discretionary 5.23%
Gannett Co., Inc.	224,940	3,107
Greene King PLC[1]	293,820	3,067
Las Vegas Sands Corp.	66,500	2,892
Viacom Inc., Class B	54,600	2,264
Other securities		6,682
		18,012

Industrials 4.84%
BAE Systems PLC[1]	561,300	3,936
Lockheed Martin Corp.	14,755	3,662
MTR Corp. Ltd.[1]	418,000	2,121
Other securities		6,944
		16,663

Materials 2.44%
Amcor Ltd.[1]	216,157	2,417
Other securities		5,978
		8,395

Miscellaneous 1.36%
Other common stocks in initial period of acquisition		4,694

Total common stocks (cost: $272,826,000)		278,327

Convertible stocks 0.40%
Financials 0.40%
Other securities		1,370

Total convertible stocks (cost: $1,242,000)		1,370

Bonds, notes & other debt instruments 15.26%	Principal amount (000)
U.S. Treasury bonds & notes 5.61%
U.S. Treasury 5.15%
U.S. Treasury 2.25% 2021	$2,695	2,853
U.S. Treasury 8.00% 2021	5,050	6,881
U.S. Treasury 0.88%–3.00% 2019–2046	7,563	7,994
		17,728

U.S. Treasury inflation-protected securities 0.46%
U.S. Treasury Inflation-Protected Securities 0.38%–0.63% 2025–2026[2]	1,512	1,568

Total U.S. Treasury bonds & notes		19,296

Mortgage-backed obligations 5.41%
Federal agency mortgage-backed Obligations 4.67%
Fannie Mae 4.00% 2036[3]	2,623	2,851
Fannie Mae 4.00% 2045[3]	1,394	1,511
Freddie Mac 3.50% 2046[3]	1,994	2,104
Freddie Mac 3.50%–4.00% 2035–2046[3]	4,126	4,394
Government National Mortgage Assn. 4.36%–6.86% 2045–2063[3]	4,820	5,169
		16,029

76	American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Commercial mortgage-backed securities 0.74%
Other securities		$2,583

Total mortgage-backed obligations		18,612

Corporate bonds & notes 2.98%
Financials 1.05%
Other securities		3,600

Consumer staples 0.21%
Altria Group, Inc. 9.25% 2019	$200	247
Other securities		464
		711

Utilities 0.16%
Progress Energy, Inc. 7.05% 2019	100	114
Other securities		454
		568

Telecommunication services 0.13%
Verizon Communications Inc. 4.50%–5.50% 2018–2020	400	440

Industrials 0.08%
General Electric Capital Corp. 5.50% 2020	150	171
Other securities		115
		286

Other 1.35%
Other securities		4,671

Total corporate bonds & notes		10,276

Asset-backed obligations 1.26%
Other securities		4,334

Total bonds, notes & other debt instruments (cost: $51,331,000)		52,518

Short-term securities 3.69%
Emerson Electric Co. 0.40% due 7/15/2016[4]	5,000	4,999
ExxonMobil Corp. 0.39% due 7/6/2016	2,400	2,400
General Electric Co. 0.35% due 7/1/2016	5,300	5,300

Total short-term securities (cost: $12,699,000)		12,699
Total investment securities 100.21% (cost: $338,098,000)		344,914
Other assets less liabilities (0.21)%		(731)

Net assets 100.00%		$344,183

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series	77

Capital Income Builder

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $129,186,000, which represented 37.53% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $5,797,000, which represented 1.68% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See Notes to Financial Statements

78	American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio June 30, 2016	unaudited

Common stocks 63.28%	Shares	Value (000)
Information technology 15.68%
Microsoft Corp.	12,120,000	$620,180
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,200,000	398,696
Intuit Inc.	2,513,000	280,476
VeriSign, Inc.[1]	3,000,000	259,380
ASML Holding NV (New York registered)	2,500,000	248,025
Intel Corp.	6,600,000	216,480
Broadcom Ltd.	1,309,600	203,512
Texas Instruments Inc.	2,900,000	181,685
AAC Technologies Holdings Inc.[2]	16,000,000	137,512
Juniper Networks, Inc.	6,000,000	134,940
Other securities		384,925
		3,065,811

Health care 8.14%
UnitedHealth Group Inc.	2,417,000	341,280
Johnson & Johnson	2,292,700	278,105
Merck & Co., Inc.	4,456,000	256,710
Humana Inc.	1,410,000	253,631
Express Scripts Holding Co.[1]	2,950,000	223,610
Pfizer Inc.	2,500,000	88,025
Other securities		148,752
		1,590,113

Consumer discretionary 7.45%
Comcast Corp., Class A	5,773,000	376,342
Home Depot, Inc.	1,800,000	229,842
Amazon.com, Inc.[1]	308,000	220,411
VF Corp.	2,730,000	167,868
Newell Rubbermaid Inc.	2,700,000	131,139
General Motors Co.	3,500,000	99,050
Other securities		230,749
		1,455,401

Financials 6.89%
JPMorgan Chase & Co.	5,867,000	364,575
Chubb Ltd.	2,455,000	320,893
First Republic Bank	2,500,000	174,975
Citigroup Inc.	2,750,000	116,573
Other securities		369,486
		1,346,502

Energy 5.47%
Noble Energy, Inc.	7,100,000	254,677
Weatherford International PLC[1]	32,250,000	178,988
Chevron Corp.	1,625,000	170,349
Royal Dutch Shell PLC, Class B (ADR)	2,243,500	125,636
Other securities		338,857
		1,068,507

Industrials 5.26%
Lockheed Martin Corp.	1,462,000	362,825
Boeing Co.	1,633,440	212,135
Nielsen Holdings PLC	3,000,000	155,910
General Electric Co.	3,500,000	110,180
TransDigm Group Inc.[1]	383,000	100,993
Other securities		86,721
		1,028,764

American Funds Insurance Series	79

Asset Allocation Fund

Common stocks (continued)	Shares	Value (000)
Materials 4.47%
E.I. du Pont de Nemours and Co.	5,640,000	$365,472
LyondellBasell Industries NV	2,050,000	152,561
Syngenta AG (ADR)	1,800,000	138,222
Other securities		218,092
		874,347

Consumer staples 3.89%
Philip Morris International Inc.	4,882,000	496,597
Other securities		264,709
		761,306

Telecommunication services 1.06%
AT&T Inc.	2,660,000	114,939
Other securities		91,875
		206,814

Utilities 0.64%
Dominion Resources, Inc.	1,480,000	115,336
Other securities		9,090
		124,426

Miscellaneous 4.33%
Other common stocks in initial period of acquisition		846,856

Total common stocks (cost: $9,516,531,000)		12,368,847

Convertible stocks 0.03%
Industrials 0.03%
Other securities		6,081

Total convertible stocks (cost: $15,029,000)		6,081

Bonds, notes & other debt instruments 29.05%	Principal amount (000)
U.S. Treasury bonds & notes 14.52%
U.S. Treasury 11.69%
U.S. Treasury 0.625% 2017	$200,000	200,234
U.S. Treasury 0.625% 2018	203,000	203,183
U.S. Treasury 1.50% 2019	400,000	408,424
U.S. Treasury 1.25% 2020[3]	327,000	331,902
U.S. Treasury 1.625% 2020	125,000	128,585
U.S. Treasury 0.75%–4.75% 2017–2046	978,407	1,012,418
		2,284,746

U.S. Treasury inflation-protected securities 2.83%
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	206,077	216,093
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	131,206	152,110
U.S. Treasury Inflation-Protected Securities 0.13%–1.00% 2021–2046[4]	177,500	186,353
		554,556

Total U.S. Treasury bonds & notes		2,839,302

Corporate bonds & notes 8.69% Financials 1.59%
ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	12,050	12,704
JPMorgan Chase & Co. 1.35%–3.25% 2017–2026	9,265	9,506
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,196
Other securities		285,539
		310,945

80	American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Health care 1.48%
Johnson & Johnson 2.45% 2026	$1,285	$1,331
Pfizer Inc. 1.95% 2021	2,500	2,534
UnitedHealth Group Inc. 3.35% 2022	4,355	4,668
Other securities		281,405
		289,938

Consumer discretionary 0.79%
Amazon.com, Inc. 4.80% 2034	8,000	9,444
Comcast Corp. 3.15% 2026	3,915	4,169
Home Depot, Inc. 2.00%–4.25% 2021–2046	5,500	6,067
Other securities		135,321
		155,001

Industrials 0.60%
Lockheed Martin Corp. 3.10%–3.55% 2023–2026	9,000	9,819
Other securities		108,135
		117,954

Consumer staples 0.37%
Philip Morris International Inc. 1.88%–4.25% 2021–2044	10,000	10,626
Other securities		61,265
		71,891

Information technology 0.30%
Microsoft Corp. 4.20% 2035	6,000	6,753
Other securities		51,981
		58,734

Other 3.56%
Other securities		694,377

Total corporate bonds & notes		1,698,840

Mortgage-backed obligations 4.98%
Federal agency mortgage-backed obligations 3.68%
Fannie Mae 0%–7.50% 2021–2047[5,6]	374,606	402,755
Freddie Mac 3.50%–6.62% 2023–2046[5,7]	264,986	284,392
Other securities		34,381
		721,528

Other mortgage-backed securities 0.73%
Fannie Mae 2.30%–3.51% 2022–2024[5,7]	47,582	51,483
Freddie Mac 1.69%–3.53% 2021–2026[5,7]	79,478	84,811
Other securities		10,104
		146,398

Other 0.57%
Other securities		105,514

Total mortgage-backed obligations		973,440

Federal agency bonds & notes 0.26%
Fannie Mae 2.125% 2026	12,410	12,777
Federal Home Loan Bank 0.875% 2018	17,140	17,215
Freddie Mac 0.75% 2018	18,768	18,790
Other securities		1,580

Total federal agency bonds & notes		50,362

Other 0.60%
Other securities		116,907

Total bonds, notes & other debt instruments (cost: $5,580,163,000)		5,678,851

American Funds Insurance Series	81

Asset Allocation Fund

Short-term securities 8.64%	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.28%–0.53% due 7/6/2016–4/19/2017	$806,200	$805,690
Freddie Mac 0.35%–0.43% due 9/19/2016–11/17/2016	82,800	82,690
Microsoft Corp. 0.43%–0.46% due 8/3/2016–9/7/2016[8]	166,700	166,601
Pfizer Inc. 0.46%–0.52% due 7/25/2016–8/12/2016[8]	130,400	130,351
U.S. Treasury Bills 0.50% due 9/15/2016	30,500	30,487
Other securities		472,464

Total short-term securities (cost: $1,688,146,000)		1,688,283
Total investment securities 101.00% (cost: $16,799,869,000)		19,742,062
Other assets less liabilities (1.00)%		(195,721)

Net assets 100.00%		$19,546,341

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $42,700,000, which represented .22% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $8,538,000, an aggregate cost of $26,745,000, and which represented .04% of the net assets of the fund) were acquired from 3/10/2010 to 12/21/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

82	American Funds Insurance Series

Asset Allocation Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $388,417,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 6/30/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Receive	LCH	3-month USD-LIBOR	0.921%	3/5/2017	$50,000	$86
Receive	LCH	3-month USD-LIBOR	1.929	9/29/2019	80,000	2,827
Receive	LCH	3-month USD-LIBOR	1.6365	10/16/2019	124,000	3,237
Pay	LCH	3-month USD-LIBOR	1.734	3/5/2020	23,000	(722)
Receive	LCH	3-month USD-LIBOR	1.212	2/8/2021	47,000	551
Pay	LCH	3-month USD-LIBOR	1.7475	2/8/2026	50,000	(1,832)
Receive	LCH	3-month USD-LIBOR	1.3675	6/28/2026	41,000	(25)
Pay	LCH	3-month USD-LIBOR	3.402	6/23/2044	18,000	(6,628)
Pay	LCH	3-month USD-LIBOR	2.945	10/16/2044	28,000	(7,367)
Receive	LCH	3-month USD-LIBOR	2.232	2/8/2046	10,000	963
						$(8,910)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $438,289,000, which represented 2.24% of the net assets of the fund. This amount includes $408,609,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,023,000, which represented .03% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,228,034,000, which represented 6.28% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series	83

Global Balanced Fund

Summary investment portfolio June 30, 2016	unaudited

Common stocks 57.13%	Shares	Value (000)
Industrials 9.65%
ASSA ABLOY AB, Class B1	160,000	$3,279
BAE Systems PLC[1]	447,400	3,137
General Electric Co.	97,200	3,060
KONE Oyj, Class B1	57,000	2,632
Boeing Co.	17,000	2,208
Other securities		9,090
		23,406

Health care 9.07%
Merck & Co., Inc.	81,120	4,673
Humana Inc.	20,830	3,747
Medtronic PLC	42,400	3,679
Pfizer Inc.	74,000	2,606
Novartis AG1	22,300	1,834
Express Scripts Holding Co.[2]	23,600	1,789
Other securities		3,669
		21,997

Consumer staples 8.80%
Pernod Ricard SA1	32,970	3,672
British American Tobacco PLC[1]	42,450	2,762
Coca-Cola Co.	59,300	2,688
Reynolds American Inc.	42,104	2,271
Nestlé SA1	29,200	2,252
Altria Group, Inc.	31,000	2,138
Costco Wholesale Corp.	10,170	1,597
Other securities		3,961
		21,341

Information technology 7.63%
ASML Holding NV1	50,169	4,973
Microsoft Corp.	92,200	4,718
Nintendo Co., Ltd.[1]	19,800	2,825
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	333,000	1,684
Other securities		4,303
		18,503

Energy 5.50%
Royal Dutch Shell PLC, Class B1	95,000	2,612
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	575	16
Enbridge Inc. (CAD denominated)	55,560	2,354
Chevron Corp.	20,830	2,184
ConocoPhillips	47,506	2,071
Spectra Energy Corp	44,100	1,615
Schlumberger Ltd.	20,400	1,613
Other securities		875
		13,340

Financials 5.27%
AIA Group Ltd.[1]	430,000	2,591
JPMorgan Chase & Co.	38,700	2,405
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	305,000	1,709
Sumitomo Mitsui Financial Group, Inc.[1]	15,500	444
Other securities		5,641
		12,790

84	American Funds Insurance Series

Global Balanced Fund

Common stocks	Shares		Value (000)
Consumer discretionary 4.75%
Amazon.com, Inc.[2]		4,100	$2,934
Home Depot, Inc.		22,030	2,813
McDonald’s Corp.		14,700	1,769
Other securities			3,996
			11,512

Materials 4.32%
E.I. du Pont de Nemours and Co.		59,200	3,836
Koninklijke DSM NV1		37,000	2,144
Dow Chemical Co.		40,000	1,989
Other securities			2,520
			10,489

Utilities 1.26%
Power Assets Holdings Ltd.[1]		182,500	1,676
Other securities			1,385
			3,061

Telecommunication services 0.88%
Verizon Communications Inc.		27,850	1,555
Other securities			568
			2,123

Total common stocks (cost: $118,506,000)			138,562

Convertible bonds 0.11%	Principal amount (000)
Consumer staples 0.11%
Other securities			276

Total convertible bonds (cost: $505,000)			276

Bonds, notes & other debt instruments 34.84%
Bonds & notes of governments & government agencies outside the U.S. 16.47%
French Government O.A.T. Eurobond 1.75%–3.25% 2024–2045		€1,825	2,544
German Government 0.10%–2.50% 2021–2046[3]		1,812	2,793
Irish Government 1.00% 2026		1,310	1,521
Irish Government 2.00%–5.40% 2023–2045		1,200	1,731
Japanese Government 0.00%–2.30% 2016–2044[3]		¥834,600	9,180
Polish Government 3.25%–5.75% 2017–2025	PLN	11,590	3,290
United Kingdom 2.00% 2025		£1,150	1,677
United Kingdom 1.75%–4.75% 2020–2046		1,340	2,235
United Mexican States Government 4.00%–10.00% 2017–2040[3]	MXN	51,557	3,159
United Mexican States Government Global 4.13%–4.75% 2026–2046		$550	591
Other securities			11,232
			39,953

U.S. Treasury bonds & notes 9.50%
U.S. Treasury 7.56%
U.S. Treasury 1.50% 2020		1,500	1,535
U.S. Treasury 1.75% 2020		3,500	3,621
U.S. Treasury 0.75%–4.38% 2017–2046		12,663	13,166
			18,322

U.S. Treasury inflation-protected securities 1.94%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2017–2046[3]		4,446	4,710

Total U.S. Treasury bonds & notes			23,032

American Funds Insurance Series	85

Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds & notes 6.58%
Financials 2.02%
JPMorgan Chase & Co. 2.55%–3.25% 2021–2022		$104	$107
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)		135	149
Other securities			4,636
			4,892

Health care 0.83%
Humana Inc. 3.15% 2022		100	103
Medtronic, Inc. 3.50% 2025		100	109
Novartis Securities Investment Ltd. 5.125% 2019		25	28
Other securities			1,784
			2,024

Consumer staples 0.60%
Altria Group, Inc. 2.63%–4.75% 2020–2042		400	440
Coca-Cola Co. 1.80% 2016		85	85
Pernod Ricard SA 4.45% 2022[4]		150	165
Reynolds American Inc. 4.00%–5.85% 2022–2045		205	232
Other securities			544
			1,466

Industrials 0.33%
General Electric Capital Corp. 2.30%–3.15% 2017–2022		115	120
Other securities			685
			805

Other 2.80%
Other securities			6,759

Total corporate bonds & notes			15,946

Mortgage-backed obligations 2.16%
Other mortgage-backed securities 1.00%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr	10,762	1,622
Other securities			783
			2,405

Other 1.16%
Other securities			2,827

Total mortgage-backed obligations			5,232

Asset-backed obligations 0.13%
Other securities			325

Total bonds, notes & other debt instruments (cost: $82,795,000)			84,488

Short-term securities 7.87%
Caisse d’Amortissement de la Dette Sociale 0.48% due 7/7/2016[4]		$2,900	2,900
General Electric Co. 0.35% due 7/1/2016		5,100	5,100
Gotham Funding Corp. 0.55% due 8/2/2016[4]		4,000	3,998
John Deere Financial Ltd. 0.43% due 7/13/2016[4]		2,700	2,700
Novartis Securities Investment Ltd. 0.46% due 7/19/2016[4]		2,000	2,000
Sumitomo Mitsui Banking Corp. 0.48% due 7/18/2016[4]		2,400	2,399

Total short-term securities (cost: $19,096,000)			19,097
Total investment securities 99.95% (cost: $220,902,000)			242,423
Other assets less liabilities 0.05%			111

Net assets 100.00%			$242,534

86	American Funds Insurance Series

Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $13,433,000.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 6/30/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Euros	7/22/2016	HSBC Bank	€185	$209	$(4)
Euros	7/22/2016	Bank of America, N.A.	€612	$693	(13)
Euros	8/23/2016	HSBC Bank	€249	$281	(5)
Euros	8/29/2016	UBS AG	€325	$363	(2)
Japanese yen	7/13/2016	UBS AG	¥44,375	$415	15
Japanese yen	7/13/2016	Citibank	¥31,929	$298	11
Japanese yen	7/15/2016	Citibank	¥73,972	$681	36
Japanese yen	7/15/2016	Citibank	¥48,138	$443	23
Japanese yen	7/15/2016	Barclays Bank PLC	¥21,808	$200	11
Japanese yen	7/15/2016	HSBC Bank	¥31,170	$293	10
Japanese yen	7/21/2016	UBS AG	¥53,364	$512	5
Japanese yen	7/22/2016	UBS AG	¥45,688	$420	23
Japanese yen	8/4/2016	JPMorgan Chase	¥21,151	$200	5
Japanese yen	8/5/2016	HSBC Bank	¥46,037	$436	10
Japanese yen	8/8/2016	HSBC Bank	¥43,305	$407	13
Japanese yen	8/15/2016	HSBC Bank	¥36,271	$343	9
Japanese yen	8/22/2016	HSBC Bank	¥22,250	$215	1
Norwegian kroner	7/21/2016	Bank of America, N.A.	NKr2,828	$350	(12)
Swedish kronor	7/13/2016	Barclays Bank PLC	SKr1,625	$200	(8)
Swedish kronor	8/8/2016	UBS AG	SKr1,613	$191	— [6]
Swedish kronor	8/22/2016	Bank of America, N.A.	SKr1,270	$153	(2)
					$126
Sales:
British pounds	7/11/2016	Barclays Bank PLC	€192	£150	14
British pounds	7/15/2016	JPMorgan Chase	$567	£400	34
British pounds	7/15/2016	UBS AG	$356	£250	23
British pounds	7/19/2016	HSBC Bank	$1,183	£815	98
British pounds	7/20/2016	Barclays Bank PLC	$1,182	£815	97
British pounds	7/25/2016	HSBC Bank	$351	£245	25
British pounds	7/25/2016	HSBC Bank	$528	£400	(5)
British pounds	8/8/2016	HSBC Bank	$403	£300	3
Euros	7/11/2016	Citibank	SKr2,768	€300	(6)
Euros	7/19/2016	HSBC Bank	¥100,966	€850	34
Euros	7/20/2016	Citibank	SKr3,283	€350	— [6]
Euros	7/25/2016	HSBC Bank	NKr3,069	€325	6
Euros	7/28/2016	UBS AG	$1,096	€1,000	(15)
Indian rupees	7/18/2016	JPMorgan Chase	$537	INR36,400	— [6]
Japanese yen	7/11/2016	JPMorgan Chase	$555	¥60,000	(26)
Japanese yen	7/25/2016	Bank of New York Mellon	$440	¥46,000	(6)
Japanese yen	8/29/2016	JPMorgan Chase	$1,185	¥125,000	(28)
Malaysian ringgits	7/18/2016	JPMorgan Chase	$173	MYR700	— [6]
Malaysian ringgits	7/18/2016	Citibank	$147	MYR600	(2)
Malaysian ringgits	7/20/2016	UBS AG	$303	MYR1,250	(7)
Polish zloty	7/18/2016	Barclays Bank PLC	$403	PLN1,592	— [6]

American Funds Insurance Series	87

Global Balanced Fund

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 6/30/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Polish zloty	7/18/2016	JPMorgan Chase	$838	PLN3,308	$—	[6]
South African rand	7/21/2016	JPMorgan Chase	$115	ZAR1,750		(3)
					$236
Forward currency contracts — net					$362

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $59,050,000, which represented 24.35% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $17,820,000, which represented 7.35% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Amount less than one thousand.

Key to abbreviations and symbols

CAD = Canadian dollars

DKr = Danish kroner

€ = Euros

GBP/£ = British pounds

INR = Indian rupees

¥ = Japanese yen

MXN = Mexican pesos

MYR = Malaysian ringgits

NKr = Norwegian kroner

PLN = Polish zloty

SKr = Swedish kronor

ZAR = South African rand

See Notes to Financial Statements

88	American Funds Insurance Series

Bond Fund

Summary investment portfolio June 30, 2016	unaudited

Bonds, notes & other debt instruments 94.45%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 35.73%
U.S. Treasury32.28%
U.S. Treasury 8.75% 2017	$50,000	$53,598
U.S. Treasury 1.375% 2018	64,250	65,272
U.S. Treasury 1.50% 2018	75,625	77,076
U.S. Treasury 0.875% 2019	151,190	151,952
U.S. Treasury 1.625% 2019	200,500	205,990
U.S. Treasury 1.625% 2019	152,625	156,779
U.S. Treasury 1.625% 2019	79,400	81,626
U.S. Treasury 1.125% 2020	67,300	68,012
U.S. Treasury 1.25% 2020[1]	79,950	81,148
U.S. Treasury 1.375% 2020	61,450	62,605
U.S. Treasury 1.75% 2020	200,000	206,938
U.S. Treasury 8.75% 2020	40,000	52,767
U.S. Treasury 1.125% 2021	158,965	160,114
U.S. Treasury 1.375% 2021	192,250	195,764
U.S. Treasury 2.00% 2022	222,750	233,199
U.S. Treasury 2.125% 2022	150,000	158,226
U.S. Treasury 1.50% 2023	140,750	142,818
U.S. Treasury 1.625% 2023	147,500	150,876
U.S. Treasury 1.625% 2023	74,738	76,443
U.S. Treasury 2.125% 2025	85,650	90,492
U.S. Treasury 3.00% 2045	263,625	303,575
U.S. Treasury 2.50% 2046	127,068	132,515
U.S. Treasury 2.50% 2046	91,445	95,442
U.S. Treasury 0.63%–6.13% 2016–2045[1]	403,612	425,650
		3,428,877

U.S. Treasury inflation-protected securities 3.45%
U.S. Treasury Inflation-Protected Security 0.625% 2021[2]	36,088	38,028
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	100,678	106,146
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	189,223	204,777
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2023–2041[2]	15,002	18,122
		367,073

Total U.S. Treasury bonds & notes		3,795,950

Corporate bonds & notes 28.89%
Financials 7.32%
Other securities		777,850

Health care 5.22%
Other securities		554,743

Energy 3.89%
Other securities		413,247

Consumer discretionary 3.37%
Other securities		358,048

Consumer staples 3.12%
Other securities		331,006

Utilities 2.80%
Other securities		297,230

American Funds Insurance Series	89

Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Telecommunication services 1.33%
Other securities		$141,645

Other 1.84%
Other securities		195,258

Total corporate bonds & notes		3,069,027

Mortgage-backed obligations 22.27%
Federal agency mortgage-backed obligations 19.50%
Fannie Mae 4.00% 2046[3,4]	$100,000	107,111
Fannie Mae 4.00% 2046[3]	57,899	62,237
Fannie Mae 4.50% 2046[3,4]	197,930	216,072
Fannie Mae 4.50% 2046[3,4]	100,000	109,103
Fannie Mae 2.27%–9.36% 2023–2046[3,4,5]	213,549	229,576
Freddie Mac 3.00% 2035[3]	66,189	69,602
Freddie Mac 3.50% 2036[3]	48,741	51,923
Freddie Mac 3.50% 2045[3]	48,088	51,495
Freddie Mac 3.50% 2046[3]	123,075	129,871
Freddie Mac 3.50% 2046[3]	61,119	64,494
Freddie Mac 4.00% 2046[3,4]	290,700	311,142
Freddie Mac 4.00% 2046[3]	53,909	57,756
Freddie Mac 4.00% 2046[3]	49,627	53,168
Freddie Mac 0%–5.50% 2033–2046[3]	16,780	18,190
Government National Mortgage Assn. 4.00% 2046[3,4]	227,000	242,659
Government National Mortgage Assn. 4.00% 2046[3,4]	100,000	106,867
Government National Mortgage Assn. 4.00%–4.50% 2040–2045[3]	177,426	190,438
		2,071,704

Commercial mortgage-backed securities 2.05%
Other securities		217,097

Other mortgage-backed securities 0.70%
Freddie Mac 2.18%–3.13% 2021–2025[3]	49,606	51,895
Other securities		22,711
		74,606

Collateralized mortgage-backed 0.02%
Other securities		2,128

Total mortgage-backed obligations		2,365,535

Bonds & notes of governments & government agencies outside the U.S. 4.44%
Japanese Government, Series 19, 0.10% 2024[2]	¥5,318,275	54,978
Japanese Government, Series 20, 0.10% 2025[2]	11,216,250	116,002
United Mexican States Government, Series M, 6.50% 2021	MXN1,800,200	103,006
United Mexican States Government, Series M, 5.75% 2026	435,000	23,640
United Mexican States Government Global 3.50%–11.38% 2016–2045	$30,925	33,765
Other securities		140,431
		471,822

Asset-backed obligations 1.45%
Other securities		154,015

90	American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Municipals 0.96%
Other securities		$101,976

Federal agency bonds & notes 0.71%
Fannie Mae 2.125% 2026	$12,410	12,777
Freddie Mac 1.25% 2019	22,000	22,261
Other securities		40,573
		75,611

Total bonds, notes & other debt instruments (cost: $9,734,838,000)		10,033,936

Common stocks 0.01%	Shares
Other 0.00%
Other securities		149

Miscellaneous 0.01%
Other common stocks in initial period of acquisition		655

Total common stocks (cost: $1,175,000)		804

Short-term securities 15.92%	Principal amount (000)
Apple Inc. 0.44% due 7/11/2016[6]	$59,500	59,494
Emerson Electric Co. 0.41%–0.42% due 7/27/2016–8/8/2016[6]	69,800	69,775
ExxonMobil Corp. 0.43% due 8/10/2016	50,000	49,978
Fannie Mae 0.40% due 7/19/2016	100,000	99,987
Federal Home Loan Bank 0.29%–0.58% due 7/13/2016–12/16/2016	732,200	731,887
Freddie Mac 0.35%–0.44% due 9/19/2016–11/18/2016	261,300	260,931
Microsoft Corp. 0.37%–0.47% due 7/13/2016–10/5/2016[6]	96,000	95,936
Wal-Mart Stores, Inc. 0.39% due 7/5/2016[6]	50,000	49,998
Other securities		272,786

Total short-term securities (cost: $1,690,632,000)		1,690,772
Total investment securities 110.38% (cost: $11,426,645,000)		11,725,512
Other assets less liabilities (10.38)%		(1,102,509)

Net assets 100.00%		$10,623,003

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,027,000, which represented .01% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,204,000, which represented .11% of the net assets of the fund.

American Funds Insurance Series	91

Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $266,639,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 6/30/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Australian dollars	7/11/2016	Barclays Bank PLC	A$29,606	$22,000	$71
Chilean pesos	7/11/2016	Citibank	CLP15,044,700	$22,000	707
Chilean pesos	8/1/2016	Barclays Bank PLC	CLP666,556	$1,005	(1)
Chilean pesos	8/1/2016	UBS AG	CLP9,049,360	$13,640	(9)
Chilean pesos	8/5/2016	UBS AG	CLP5,346,963	$8,055	(4)
					$764
Sales:
British pounds	7/20/2016	UBS AG	$8,307	£5,840	531
Danish kroner	7/22/2016	Bank of America, N.A.	$21,924	DKr144,000	421
Euros	7/18/2016	HSBC Bank	$34,428	€30,660	381
Euros	7/18/2016	Bank of America, N.A.	$18,803	€16,750	203
Euros	7/21/2016	Citibank	$23,147	€20,500	379
Euros	7/28/2016	JPMorgan Chase	$24,196	€21,800	(22)
Japanese yen	7/7/2016	Bank of America, N.A.	$55,129	¥6,000,000	(2,986)
Japanese yen	8/4/2016	UBS AG	$32,484	¥3,430,000	(768)
Japanese yen	8/8/2016	HSBC Bank	$71,495	¥7,300,000	715
Mexican pesos	7/18/2016	Bank of America, N.A.	$12,917	MXN244,500	(434)
					$(1,580)
Forward currency contracts — net					$(816)

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $4,171,399,000.

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.765%	10/27/2017	$27,500	$(27)
Pay	LCH	3-month USD-LIBOR	0.8475	4/8/2018	550,000	(1,215)
Pay	LCH	3-month USD-LIBOR	0.944	6/8/2018	250,000	(1,008)
Receive	LCH	3-month USD-LIBOR	1.669	10/28/2019	112,000	3,063
Receive	LCH	3-month USD-LIBOR	1.6915	6/3/2020	1,600	50
Pay	LCH	3-month USD-LIBOR	1.772	7/20/2020	1,320	(46)
Pay	LCH	3-month USD-LIBOR	1.752	8/3/2020	495	(17)
Receive	LCH	3-month USD-LIBOR	1.628	8/24/2020	7,000	205
Receive	LCH	3-month USD-LIBOR	1.566	8/27/2020	100,000	2,679
Receive	LCH	3-month USD-LIBOR	1.556	8/27/2020	100,000	2,637
Pay	LCH	3-month USD-LIBOR	1.607	9/4/2020	6,000	(171)
Pay	LCH	3-month USD-LIBOR	1.45	10/13/2020	1,500	(33)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	120,000	4,229
Receive	LCH	3-month USD-LIBOR	1.2415	3/4/2021	237,000	3,079
Receive	LCH	3-month USD-LIBOR	1.157	5/12/2021	5,000	44
Receive	LCH	3-month USD-LIBOR	1.0075	6/28/2021	200,000	212
Pay	LCH	3-month USD-LIBOR	2.1305	7/17/2022	100,000	(6,227)
Receive	LCH	3-month USD-LIBOR	1.9375	12/18/2022	150,000	7,788
Pay	LCH	3-month USD-LIBOR	2.805	3/21/2024	1,100	(131)

92	American Funds Insurance Series

Bond Fund

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	2.701%	6/9/2024	$60,000	$(6,785)
Pay	LCH	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(182)
Pay	LCH	3-month USD-LIBOR	2.6915	9/26/2024	1,100	(126)
Pay	LCH	3-month USD-LIBOR	2.54	10/3/2024	400	(41)
Pay	LCH	6-month EURIBOR	0.9852	10/17/2024	€25,000	(1,817)
Pay	LCH	3-month USD-LIBOR	2.342	10/21/2024	$290	(25)
Pay	LCH	3-month USD-LIBOR	2.326	10/22/2024	800	(69)
Pay	LCH	3-month USD-LIBOR	2.372	10/24/2024	1,150	(103)
Pay	LCH	3-month USD-LIBOR	2.438	11/19/2024	2,750	(262)
Pay	LCH	3-month USD-LIBOR	2.4585	11/24/2024	23,000	(2,226)
Pay	LCH	3-month USD-LIBOR	2.4295	11/25/2024	800	(76)
Pay	LCH	3-month USD-LIBOR	2.353	12/8/2024	700	(62)
Pay	LCH	3-month USD-LIBOR	2.2845	12/12/2024	330	(27)
Pay	LCH	3-month USD-LIBOR	1.8185	1/20/2025	900	(40)
Pay	LCH	3-month USD-LIBOR	1.9365	1/22/2025	1,500	(82)
Pay	LCH	3-month USD-LIBOR	2.192	3/18/2025	1,850	(141)
Pay	LCH	3-month USD-LIBOR	2.0475	3/23/2025	450	(29)
Pay	LCH	3-month USD-LIBOR	2.3175	5/8/2025	1,500	(131)
Pay	LCH	3-month USD-LIBOR	2.339	5/13/2025	375	(33)
Pay	LCH	3-month USD-LIBOR	2.351	5/15/2025	590	(53)
Pay	LCH	3-month USD-LIBOR	2.287	5/20/2025	500	(42)
Pay	LCH	3-month USD-LIBOR	2.227	5/28/2025	260	(21)
Pay	LCH	3-month USD-LIBOR	2.2125	5/29/2025	465	(36)
Pay	LCH	3-month USD-LIBOR	2.2185	6/1/2025	1,150	(90)
Pay	LCH	3-month USD-LIBOR	2.451	6/5/2025	650	(64)
Pay	LCH	3-month USD-LIBOR	2.46	6/10/2025	2,536	(253)
Pay	LCH	3-month USD-LIBOR	2.455	6/24/2025	235	(23)
Pay	LCH	3-month USD-LIBOR	2.428	7/2/2025	2,000	(194)
Pay	LCH	3-month USD-LIBOR	2.397	7/13/2025	900	(85)
Pay	LCH	3-month USD-LIBOR	2.535	7/15/2025	800	(85)
Pay	LCH	3-month USD-LIBOR	2.4615	7/22/2025	1,300	(130)
Pay	LCH	3-month USD-LIBOR	2.312	7/29/2025	1,000	(87)
Pay	LCH	3-month USD-LIBOR	2.331	7/30/2025	435	(39)
Pay	LCH	3-month USD-LIBOR	2.2135	9/4/2025	5,000	(394)
Pay	LCH	3-month USD-LIBOR	2.228	9/4/2025	13,000	(1,041)
Pay	LCH	6-month JPY-LIBOR	0.282	2/2/2026	¥5,500,000	(1,662)
Pay	LCH	3-month USD-LIBOR	1.6705	3/4/2026	$248,000	(7,284)
Pay	LCH	6-month JPY-LIBOR	0.0875	3/10/2026	¥11,100,000	(1,319)
Pay	LCH	3-month USD-LIBOR	1.5925	5/9/2026	$1,000	(21)
Pay	LCH	3-month USD-LIBOR	1.592	5/12/2026	4,000	(86)
Pay	LCH	3-month USD-LIBOR	1.595	5/12/2026	8,500	(185)
Receive	LCH	3-month USD-LIBOR	3.0865	8/18/2034	2,250	512
Receive	LCH	3-month USD-LIBOR	2.913	11/24/2034	10,000	2,005
Receive	LCH	3-month USD-LIBOR	2.844	6/11/2035	3,250	624
Receive	LCH	3-month USD-LIBOR	2.9535	6/30/2035	2,500	528
Receive	LCH	3-month USD-LIBOR	2.773	7/13/2035	500	90
Receive	LCH	3-month USD-LIBOR	2.589	9/4/2035	3,100	462
Pay	LCH	3-month USD-LIBOR	3.132	10/8/2044	200	(61)
Pay	LCH	3-month USD-LIBOR	3.046	10/10/2044	700	(201)
Pay	LCH	3-month USD-LIBOR	3.0745	11/10/2044	250	(74)
Pay	LCH	3-month USD-LIBOR	3.086	11/10/2044	525	(156)
Pay	LCH	3-month USD-LIBOR	3.061	11/12/2044	200	(58)
Pay	LCH	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(289)
Pay	LCH	3-month USD-LIBOR	2.925	12/3/2044	1,230	(319)
Pay	LCH	3-month USD-LIBOR	2.6695	12/19/2044	200	(40)
Pay	LCH	3-month USD-LIBOR	2.5755	3/5/2045	1,470	(260)
Receive	LCH	3-month USD-LIBOR	2.377	4/29/2045	1,910	249
Pay	LCH	3-month USD-LIBOR	2.6765	5/7/2045	430	(87)

American Funds Insurance Series	93

Bond Fund

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	2.757%	5/8/2045	$1,500	$(332)
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	3,800	(645)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	51,200	(8,575)
Pay	LCH	3-month USD-LIBOR	2.6095	1/7/2046	5,500	(1,035)
Pay	LCH	3-month USD-LIBOR	2.28181	1/19/2046	20,000	(2,167)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	47,000	(5,935)
Receive	LCH	3-month USD-LIBOR	2.1515	3/4/2046	51,000	3,909
Pay	LCH	6-month JPY-LIBOR	0.58295	3/23/2046	¥2,000,000	(2,191)
Receive	LCH	6-month JPY-LIBOR	0.64355	4/27/2046	2,000,000	2,550
Pay	LCH	3-month USD-LIBOR	2.1155	5/13/2046	$4,000	(272)
						$(22,108)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $26,769,000, which represented .25% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,217,391,000, which represented 11.46% of the net assets of the fund.

Key to abbreviations and symbols

A$ = Australian dollars

£ = British pounds

CLP = Chilean pesos

DKr = Danish kroner

EURIBOR = Euro Interbank Offered Rate

€ = Euros

JPY/¥ = Japanese yen

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To be announced

See Notes to Financial Statements

94	American Funds Insurance Series

Global Bond Fund
Summary investment portfolio June 30, 2016	unaudited

Bonds, notes & other debt instruments 96.20%	Principal amount (000)		Value (000)
Euros 11.89%
Belgium (Kingdom of), Series 77, 1.00% 2026		€12,100	$14,448
BNP Paribas 2.875% 2026[1]		3,975	4,526
French Government O.A.T. Eurobond 1.75% 2024		24,300	30,916
French Government O.A.T. Eurobond 0.50% 2026		6,350	7,255
German Government 2.50% 2044		8,050	14,093
German Government 2.50% 2046		16,750	29,902
German Government 0.10%–6.25% 2023–2040[2]		5,922	8,835
Hungarian Government 3.88%–6.00% 2019–2020		7,235	9,104
Irish Government 5.40% 2025		8,070	12,707
Irish Government 1.00%–3.90% 2023–2045		30,815	39,999
Italian Government 1.45% 2022		16,375	19,076
Italian Government 4.50% 2024		8,650	12,100
Italian Government 3.50%–4.75% 2023–2030		10,040	13,840
Other securities			65,355
			282,156

Japanese yen 9.38%
Japanese Government, Series 326, 0.70% 2022		¥1,935,000	20,004
Japanese Government, Series 325, 0.80% 2022		1,370,000	14,212
Japanese Government, Series 329, 0.80% 2023		1,735,000	18,145
Japanese Government, Series 18, 0.10% 2024[2]		4,690,455	48,079
Japanese Government, Series 19, 0.10% 2024[2]		2,661,625	27,515
Japanese Government, Series 116, 2.20% 2030		1,735,000	22,238
Japanese Government, Series 145, 1.70% 2033		2,005,000	25,144
Japanese Government 0%–2.30% 2016–2044[2]		4,183,410	47,435
			222,772

Mexican pesos 5.09%
United Mexican States Government, Series M, 6.50% 2021	MXN	918,800	52,573
United Mexican States Government, Series M20, 10.00% 2024		209,500	14,716
United Mexican States Government, Series M, 5.75% 2026		527,000	28,640
United Mexican States Government 4.00%–10.00% 2016–2042[2]		414,318	25,004
			120,933

Polish zloty 4.11%
Polish Government, Series 1017, 5.25% 2017	PLN	54,472	14,451
Polish Government, Series 0420, 1.50% 2020		62,000	15,491
Polish Government, Series 0421, 2.00% 2021		97,250	24,569
Polish Government, Series 0922, 5.75% 2022		46,600	14,110
Polish Government 3.25%–5.75% 2020–2025		102,720	29,015
			97,636

Hungarian forints 3.41%
Hungarian Government, Series 19/A, 6.50% 2019	HUF	5,038,830	20,128
Hungarian Government, Series 20/A, 7.50% 2020		10,451,590	44,992
Hungarian Government 3.50%–7.00% 2020–2025		3,906,220	15,812
			80,932

Danish kroner 3.27%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[3]	DKr	292,234	44,040
Nykredit Realkredit AS, Series 01E, 2.50% 2047[3]		18,734	2,827
Realkredit Danmark AS, Series 22S, 2.00% 2037[3]		130,427	19,578
Other securities			11,090
			77,535

British pounds 2.70%
United Kingdom 2.00% 2025		£20,850	30,413
United Kingdom 3.25% 2044		11,245	19,989
United Kingdom 2.25%–2.75% 2023–2024		5,350	8,121
Other securities			5,516
			64,039

American Funds Insurance Series	95

Global Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Malaysian ringgits 2.18%
Malaysian Government, Series 0315, 3.659% 2020	MYR	105,350	$26,465
Malaysian Government 3.76%–4.50% 2019–2030		99,250	25,216
			51,681

Indian rupees 1.36%
India (Republic of) 8.83% 2023	INR	1,284,200	20,306
India (Republic of) 8.60%–9.20% 2028–2030		727,600	11,860
			32,166

U.S. dollars 50.51%
Fannie Mae 4.00% 2046[3,4]		$40,050	42,898
Fannie Mae 2.18%–3.50% 2022–2042[3]		3,850	4,031
Government National Mortgage Assn. 4.50% 2045[3]		7,910	8,497
Government National Mortgage Assn. 4.00% 2046[3,4]		29,476	31,500
Hungarian Government 4.00%–7.63% 2019–2041		17,044	20,028
Slovenia (Republic of) 5.50% 2022		10,840	12,331
Slovenia (Republic of) 4.75%–5.85% 2018–2024[5]		11,455	13,170
U.S. Treasury 1.625% 2019[6]		26,200	26,907
U.S. Treasury 1.625% 2019		11,894	12,220
U.S. Treasury 1.75% 2019		12,050	12,429
U.S. Treasury 1.125% 2020		23,600	23,850
U.S. Treasury 1.375% 2020		26,400	26,896
U.S. Treasury 1.75% 2020		13,800	14,279
U.S. Treasury 1.125% 2021		66,810	67,293
U.S. Treasury 2.50% 2024		14,600	15,862
U.S. Treasury 3.00% 2045		17,300	19,922
U.S. Treasury 2.50% 2046		15,050	15,695
U.S. Treasury 0.63%–3.50% 2017–2045		97,815	100,759
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]		39,703	41,633
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]		32,585	35,264
U.S. Treasury Inflation-Protected Securities 0.25%–2.38% 2025–2045[2]		36,570	38,680
United Mexican States Government Global 4.13%–4.75% 2026–2044		5,000	5,411
Other securities			609,491
			1,199,046

Other 2.30%
Other securities			54,814

Total bonds, notes & other debt instruments (cost: $2,249,689,000)			2,283,710

Convertible stocks 0.01%		Shares
U.S. dollars 0.01%
Other securities			208

Total convertible stocks (cost: $386,000)			208

Common stocks 0.05%
U.S. dollars 0.04%
Other securities			802

Miscellaneous 0.01%
Other common stocks in initial period of acquisition			241

Total common stocks (cost: $3,605,000)			1,043

96	American Funds Insurance Series

Global Bond Fund

Short-term securities 6.40%	Principal amount (000)	Value (000)
BNP Paribas Finance Inc. 0.27% due 7/1/2016	$20,000	$20,000
Federal Home Loan Bank 0.32% due 8/11/2016	12,600	12,596
GlaxoSmithKline Finance PLC 0.43%–0.53% due 7/14/2016–8/23/2016[5]	32,800	32,790
Gotham Funding Corp. 0.50% due 7/22/2016[5]	34,400	34,391
Novartis Securities Investment Ltd. 0.46% due 7/19/2016[5]	17,100	17,096
Qualcomm Inc. 0.48% due 7/13/2016[5]	20,000	19,997
Other securities		15,100

Total short-term securities (cost: $151,967,000)		151,970
Total investment securities 102.66% (cost: $2,405,647,000)		2,436,931
Other assets less liabilities (2.66)%		(63,030)

Net assets 100.00%		$2,373,901

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $999,000, which represented .04% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $381,000, an aggregate cost of $1,384,000, and which represented ..02% of the net assets of the fund) were acquired from 3/10/2010 to 4/3/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,843,000, which represented .25% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $400,914,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 6/30/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Australian dollars	7/11/2016	Barclays Bank PLC	A$26,376	$19,600	$ 63
British pounds	7/15/2016	Barclays Bank PLC	£6,043	$8,777	(731)
Chilean pesos	7/29/2016	HSBC Bank	CLP13,290,710	$19,702	323
Chilean pesos	8/1/2016	Barclays Bank PLC	CLP578,465	$872	(1)
Chilean pesos	8/1/2016	UBS AG	CLP7,853,410	$11,838	(8)
Chilean pesos	8/5/2016	UBS AG	CLP4,640,316	$6,990	(3)
Euros	7/11/2016	Citibank	€20,497	$23,294	(538)
Euros	7/13/2016	JPMorgan Chase	€6,916	$7,875	(196)
Euros	7/22/2016	HSBC Bank	€4,897	$5,546	(107)
Euros	7/22/2016	Bank of America, N.A.	€6,469	$7,324	(139)
Euros	8/23/2016	HSBC Bank	€6,366	$7,194	(116)
Euros	8/29/2016	UBS AG	€17,250	$19,279	(94)
Japanese yen	7/13/2016	UBS AG	¥820,947	$7,673	280
Japanese yen	7/13/2016	Citibank	¥596,002	$5,572	202
Japanese yen	7/13/2016	HSBC Bank	¥362,404	$3,387	124
Japanese yen	7/14/2016	JPMorgan Chase	¥846,961	$7,954	252
Japanese yen	7/15/2016	HSBC Bank	¥1,755,683	$16,175	834
Japanese yen	7/15/2016	Citibank	¥1,009,196	$9,293	485
Japanese yen	7/15/2016	Citibank	¥652,532	$6,008	313
Japanese yen	7/15/2016	Barclays Bank PLC	¥479,785	$4,400	248
Japanese yen	7/15/2016	Citibank	¥701,831	$6,600	199

American Funds Insurance Series	97

Global Bond Fund

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 6/30/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Japanese yen	7/15/2016	HSBC Bank	¥631,613	$5,928	$ 191
Japanese yen	7/15/2016	HSBC Bank	¥635,010	$6,000	152
Japanese yen	7/22/2016	UBS AG	¥1,008,354	$9,262	510
Japanese yen	7/22/2016	Bank of America, N.A.	¥1,188,858	$11,238	282
Japanese yen	7/22/2016	Citibank	¥845,598	$7,998	196
Japanese yen	7/25/2016	Citibank	¥787,473	$7,550	82
Japanese yen	7/27/2016	Barclays Bank PLC	¥2,551,566	$24,115	615
Japanese yen	8/4/2016	JPMorgan Chase	¥803,890	$7,600	193
Japanese yen	8/5/2016	HSBC Bank	¥915,834	$8,674	205
Japanese yen	8/12/2016	UBS AG	¥831,048	$8,104	(45)
Japanese yen	8/15/2016	HSBC Bank	¥846,335	$7,999	209
Japanese yen	8/22/2016	HSBC Bank	¥1,310,000	$12,634	74
Norwegian kroner	7/21/2016	Bank of America, N.A.	NKr48,486	$6,000	(206)
Swedish kronor	7/13/2016	Barclays Bank PLC	SKr60,114	$7,413	(304)
Swedish kronor	8/22/2016	Barclays Bank PLC	SKr30,059	$3,611	(49)
					$3,495
Sales:
Australian dollars	7/18/2016	JPMorgan Chase	$5,736	A$7,800	(77)
British pounds	7/11/2016	Barclays Bank PLC	€3,715	£2,900	263
British pounds	7/15/2016	JPMorgan Chase	$8,364	£5,900	509
British pounds	7/15/2016	UBS AG	$5,976	£4,200	384
British pounds	7/25/2016	HSBC Bank	$7,125	£4,975	501
British pounds	7/25/2016	HSBC Bank	$7,587	£5,750	(70)
British pounds	8/8/2016	HSBC Bank	$5,507	£4,100	47
Danish kroner	7/14/2016	Citibank	NKr30,590	DKr24,600	(17)
Euros	7/19/2016	HSBC Bank	¥1,265,039	€10,650	430
Euros	7/20/2016	Citibank	SKr49,243	€5,250	(5)
Euros	7/25/2016	HSBC Bank	NKr49,577	€5,250	92
Euros	7/28/2016	UBS AG	$14,249	€13,000	(193)
Hungarian forints	7/25/2016	HSBC Bank	€3,180	HUF1,000,000	18
Indian rupees	7/11/2016	UBS AG	$9,278	INR620,000	110
Indian rupees	7/18/2016	JPMorgan Chase	$10,988	INR744,200	(3)
Japanese yen	7/11/2016	JPMorgan Chase	$7,584	¥820,000	(360)
Malaysian ringgits	7/18/2016	JPMorgan Chase	$3,220	MYR13,000	— [7]
Malaysian ringgits	7/18/2016	Citibank	$2,207	MYR9,000	(22)
Malaysian ringgits	7/20/2016	UBS AG	$4,407	MYR18,200	(101)
Polish zloty	7/18/2016	Barclays Bank PLC	$6,503	PLN25,673	(2)
Polish zloty	7/18/2016	JPMorgan Chase	$13,507	PLN53,327	(4)
South African rand	7/21/2016	JPMorgan Chase	$2,299	ZAR35,000	(67)
					$1,433
Forward currency contracts — net					$4,928

98	American Funds Insurance Series

Global Bond Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $147,260,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	at 6/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.572%	9/16/2020	$10,000	$272
Receive	LCH	3-month USD-LIBOR	1.2185	2/8/2021	40,000	481
Pay	LCH	6-month JPY-LIBOR	0.5725	3/5/2025	¥2,850,000	(1,541)
Pay	LCH	6-month JPY-LIBOR	0.21125	2/19/2026	3,400,000	(803)
Receive	LCH	3-month USD-LIBOR	1.3793	6/28/2026	$12,000	6
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	1,100	(186)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	17,400	(2,914)
Pay	LCH	3-month USD-LIBOR	2.556	11/27/2045	10,000	(1,748)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	6,000	(758)
Pay	LCH	3-month USD-LIBOR	2.116	4/15/2046	5,750	(391)
Receive	LCH	6-month EURIBOR	1.1193	5/27/2046	€5,000	480
Pay	LCH	3-month USD-LIBOR	2.033	6/24/2046	$4,200	(200)
						$(7,302)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Coupon rate may change periodically.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $286,751,000, which represented 12.08% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,417,000, which represented .35% of the net assets of the fund.
[7]	Amount less than one thousand.

Key to abbreviations and symbols

A$ = Australian dollars

£ = British pounds

CLP = Chilean pesos

DKr = Danish kroner

EURIBOR = Euro Interbank Offered Rate

€ = Euros

JPY/¥ = Japanese yen

HUF = Hungarian forints

INR = Indian rupees

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NKr = Norwegian kroner

PLN = Polish zloty

SKr = Swedish kronor

TBA = To be announced

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series	99

High-Income Bond Fund
Summary investment portfolio June 30, 2016	unaudited

Bonds, notes & other debt instruments 91.25%	Principal amount (000)	Value (000)
Corporate bonds & notes 89.76%
Energy 15.85%
Cheniere Energy, Inc. 7.00% 2024[1]	$4,670	$4,801
CONSOL Energy Inc. 5.875% 2022	9,925	8,722
NGL Energy Partners LP 6.875% 2021	8,680	7,660
NGPL PipeCo LLC 9.625% 2019[1]	13,910	14,588
NGPL PipeCo LLC 7.12%–7.77% 2017–2037[1]	6,860	7,056
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	113	112
Sabine Pass Liquefaction, LLC 5.63%–5.75% 2021–2025	19,845	19,916
Sabine Pass LNG, LP 5.875% 2026[1]	525	525
Teekay Corp. 8.50% 2020	8,993	7,577
Weatherford International PLC 8.25% 2023	8,550	8,144
Weatherford International PLC 4.50%–7.75% 2021–2040	11,545	9,780
Other securities		188,614
		277,495

Health care 13.23%
Centene Corp. 4.75% 2022	11,690	11,982
Centene Corp. 5.63%–6.13% 2021–2024[1]	6,955	7,338
DJO Finco Inc. 8.125% 2021[1]	10,160	8,839
inVentiv Health Inc. 10.00% 2018[1,5]	20,070	20,672
inVentiv Health Inc. 10.00% 2018	8,597	8,597
inVentiv Health Inc. 9.00%–10.00% 2018[1]	7,435	7,559
Kinetic Concepts, Inc. 10.50% 2018	20,215	20,266
Kinetic Concepts, Inc. 12.50% 2019	13,628	12,913
Kinetic Concepts, Inc. 7.875% 2021[1]	1,990	2,121
Valeant Pharmaceuticals International Inc. 5.50%–7.00% 2020–2023[1]	2,020	1,660
VPI Escrow Corp. 6.75% 2018[1]	11,700	11,315
VPI Escrow Corp. 6.375% 2020[1]	10,070	8,711
VPI Escrow Corp. 7.50% 2021[1]	3,025	2,683
VRX Escrow Corp. 5.38%–6.13% 2020–2025[1]	9,670	8,082
Other securities		98,994
		231,732

Telecommunication services 12.30%
Altice Financing SA 6.625% 2023[1]	835	823
Altice Finco SA 6.50%–9.88% 2020–2022[1]	1,850	1,924
Altice Finco SA, First Lien, 7.75% 2022[1]	1,400	1,419
Altice NV 5.50% 2026[1]	1,600	1,604
Altice SA 7.625% 2025[1]	650	637
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	12,670	12,860
Digicel Group Ltd. 8.25% 2020[1]	16,800	14,112
Digicel Group Ltd. 6.00%–7.13% 2021–2022[1]	5,600	4,531
Frontier Communications Corp. 10.50% 2022	8,680	9,217
Frontier Communications Corp. 11.00% 2025	8,902	9,280
Frontier Communications Corp. 8.50%–8.88% 2020–2022	4,250	4,522
Intelsat Jackson Holding Co. 7.25% 2019	10,450	7,681
Ligado Networks, Term Loan, 9.75% 2020[2,3,4,5]	24,400	21,656
MetroPCS Wireless, Inc. 6.25% 2021	12,150	12,720
MetroPCS Wireless, Inc. 6.625% 2023	3,950	4,190
Neptune Finco Corp. (Altice NV) 6.63%–10.13% 2023–2025[1]	2,950	3,205
Numericable Group SA 6.00%–7.38% 2022–2026[1]	4,615	4,551
SoftBank Corp. 4.50% 2020[1]	8,725	9,030
T-Mobile US, Inc. 6.00%–6.73% 2022–2026	7,275	7,650
Trilogy International Partners, LLC 13.375% 2019[1]	11,125	11,208
Wind Acquisition SA 4.75% 2020[1]	6,275	6,181
Wind Acquisition SA 7.375% 2021[1]	22,625	21,777
Other securities		44,627
		215,405

100	American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Consumer discretionary 11.52%
Boyd Gaming Corp. 9.00% 2020	$8,600	$9,037
Cablevision Systems Corp. 6.75%–7.75% 2018–2021	9,125	9,476
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	12,520	12,927
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	8,628	8,253
Wynn Macau, Ltd. 5.25% 2021[1]	10,325	10,096
Other securities		151,841
		201,630

Industrials 11.26%
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,430	17,390
Builders Firstsource 7.625% 2021[1]	10,767	11,305
Corporate Risk Holdings LLC 9.50% 2019[1]	12,782	11,695
General Electric Co. 5.00% (undated)	1,515	1,612
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	9,200	7,268
Prime Security Services Borrower, LLC 9.25% 2023[1]	7,700	8,181
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	13,470	11,955
Other securities		127,770
		197,176

Materials 10.66%
ArcelorMittal 7.75% 2041	15,855	15,181
ArcelorMittal 6.13%–10.85% 2018–2019	2,200	2,519
Chemours Co. 7.00% 2025	8,490	7,163
First Quantum Minerals Ltd. 6.75% 2020[1]	16,443	13,812
First Quantum Minerals Ltd. 7.00% 2021[1]	17,193	13,905
First Quantum Minerals Ltd. 7.25% 2022[1]	3,025	2,352
FMG Resources 4.25% 2019[2,3,4]	3,806	3,651
FMG Resources 9.75% 2022[1]	14,765	16,389
Reynolds Group Inc. 5.75% 2020	9,970	10,323
Ryerson Inc. 11.00% 2022[1]	11,282	11,705
Other securities		89,745
		186,745

Financials 7.05%
CIT Group Inc. 3.875% 2019	16,085	16,206
Other securities		107,286
		123,492

Information technology 5.18%
First Data Corp. 7.00% 2023[1]	8,105	8,257
Gogo Inc. 12.50% 2022[1]	10,450	10,372
Western Digital Corp. 7.375% 2023[1]	7,400	7,899
Other securities		64,105
		90,633

Utilities 2.29%
AES Corp. 5.50%–8.00% 2020–2026	16,765	17,836
Other securities		22,295
		40,131

Consumer staples 0.42%
Other securities		7,260

Total corporate bonds & notes		1,571,699

Asset-backed obligations 0.68%
Other securities		11,915

American Funds Insurance Series	101

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Other bonds & notes 0.81%
U.S. Treasury 1.375% 2020[6]	$10,000	$10,192
Other securities		3,989
		14,181

Total bonds, notes & other debt instruments (cost: $1,671,781,000)		1,597,795

Convertible bonds 0.23%
Financials 0.19%
Other securities		3,357

Miscellaneous 0.04%
Other convertible bonds in initial period of acquisition		646

Total convertible bonds (cost: $4,267,000)		4,003

Convertible stocks 0.42%	Shares
Telecommunication services 0.02%
Frontier Communications Corp., Series A, convertible preferred	4,500	427

Other 0.32%
Other securities		5,675

Miscellaneous 0.08%
Other convertible stocks in initial period of acquisition		1,359

Total convertible stocks (cost: $11,428,000)		7,461

Preferred securities 0.13%
Miscellaneous 0.13%
Other preferred securities in initial period of acquisition		2,226

Total preferred securities (cost: $2,074,000)		2,226

Common stocks 0.93%
Other 0.81%
Other securities		14,344

Miscellaneous 0.12%
Other common stocks in initial period of acquisition		2,039

Total common stocks (cost: $40,780,000)		16,383

102	American Funds Insurance Series

High-Income Bond Fund

Short-term securities 4.47%	Principal amount (000)	Value (000)
Apple Inc. 0.45% due 7/20/2016[1]	$20,000	$19,996
Emerson Electric Co. 0.42% due 8/8/2016[1]	12,800	12,794
General Electric Co. 0.35% due 7/1/2016	25,000	25,000
Intel Corp. 0.37% due 7/26/2016	8,900	8,898
PepsiCo Inc. 0.41% due 7/15/2016[1]	10,000	9,998
Other securities		1,600

Total short-term securities (cost: $78,285,000)		78,286
Total investment securities 97.43% (cost: $1,808,615,000)		1,706,154
Other assets less liabilities 2.57%		44,927

Net assets 100.00%		$1,751,081

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $21,223,000, which represented 1.21% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $5,947,000, an aggregate cost of $13,197,000, and which represented ..34% of the net assets of the fund) were acquired from 3/10/2010 to 8/22/2014 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series	103

High-Income Bond Fund

Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $19,963,000.

Centrally cleared credit default swaps on credit indices — sell protection

						Upfront	Unrealized
						premiums	appreciation
		Receive	Expiration	Notional	Value	received	at 6/30/2016
Referenced index	Clearinghouse	fixed rate	date	(000)	(000)	(000)	(000)
CDX.NA.HY.26	ICE	5.00%	6/20/2021	$15,000	$485	$306	$179

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $798,290,000, which represented 45.59% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $94,632,000, which represented 5.40% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $820,000, which represented .05% of the net assets of the fund.

Key to abbreviation

ICE = Intercontinental Exchange, Inc.

See Notes to Financial Statements

104	American Funds Insurance Series

Mortgage Fund

Summary investment portfolio June 30, 2016	unaudited

Bonds, notes & other debt instruments 97.80%	Principal amount (000)	Value (000)
Mortgage-backed obligations 73.33%
Federal agency mortgage-backed obligations 66.03%
Fannie Mae 3.50% 2035[1]	$21,400	$22,744
Fannie Mae 4.00% 2036[1]	6,055	6,579
Fannie Mae 4.00% 2039[1]	2,885	3,117
Fannie Mae 3.50% 2046[1]	5,182	5,421
Fannie Mae 4.00% 2046[1]	2,131	2,241
Fannie Mae 4.00%–5.00% 2036–2046[1]	4,640	4,912
Freddie Mac 5.00% 2034[1]	2,059	2,288
Freddie Mac 3.50% 2035[1]	11,425	12,171
Freddie Mac 3.50% 2036[1]	4,362	4,647
Freddie Mac 3.50% 2045[1]	12,000	12,850
Freddie Mac 3.50% 2046[1]	35,371	37,324
Freddie Mac 4.00% 2046[1]	21,450	22,980
Freddie Mac 4.00% 2046[1]	2,881	3,016
Freddie Mac 4.50% 2046[1]	4,029	4,414
Freddie Mac 3.50%–4.00% 2035–2036[1]	2,162	2,322
Government National Mortgage Assn. 5.50% 2040[1]	3,201	3,594
Government National Mortgage Assn. 5.00% 2041[1]	1,801	1,958
Government National Mortgage Assn. 3.50% 2043[1]	2,643	2,836
Government National Mortgage Assn. 3.50% 2043[1]	2,400	2,549
Government National Mortgage Assn. 3.50% 2043[1]	2,019	2,164
Government National Mortgage Assn. 3.50% 2043[1]	1,650	1,753
Government National Mortgage Assn. 4.25% 2044[1]	2,017	2,176
Government National Mortgage Assn. 4.50% 2045[1]	8,058	8,653
Government National Mortgage Assn. 4.00% 2046[1,2]	22,606	24,158
Government National Mortgage Assn. 4.00% 2046[1]	3,328	3,468
Government National Mortgage Assn. 4.735% 2065[1]	1,872	2,002
Government National Mortgage Assn. 4.79% 2065[1]	2,657	2,869
Government National Mortgage Assn. 4.654% 2066[1]	2,422	2,689
Government National Mortgage Assn. 3.50%–6.50% 2034–2066[1]	16,516	17,687
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	5,084	5,423
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,108	1,179
Other securities		96
		232,280

Commercial mortgage-backed securities 3.64%
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A1A, 5.431% 2047[1,3]	4,255	4,306
Other securities		8,494
		12,800

Other mortgage-backed securities 3.23%
Freddie Mac, Series KJ02, Class A2, multifamily 2.597% 2020[1]	4,600	4,795
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,3]	4,722	5,185
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,3]	1,250	1,375
		11,355

Collateralized mortgage-backed 0.43%
Other securities		1,500

Total mortgage-backed obligations		257,935

U.S. Treasury bonds & notes 10.05%
U.S. Treasury inflation-protected securities 9.76%
U.S. Treasury Inflation-Protected Security 0.375% 2025[4,5]	10,289	10,608
U.S. Treasury Inflation-Protected Security 2.125% 2041[4]	120	159
U.S. Treasury Inflation-Protected Security 0.75% 2042[4]	6,813	6,850
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	9,726	11,275
U.S. Treasury Inflation-Protected Security 1.00% 2046[4]	5,018	5,430
		34,322

American Funds Insurance Series	105

Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury 0.29%
U.S. Treasury 2.50% 2046	$1,000	$1,043

Total U.S. Treasury bonds & notes		35,365

Asset-backed obligations 10.00%
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.66% 2018[1]	2,000	2,002
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.866% 2023[1,3,6]	1,700	1,696
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.131% 2020[1,3,6,7]	1,911	1,867
Drive Auto Receivables Trust, Series 2015-BA, Class B, 2.12% 2019[1,6]	1,915	1,919
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,6]	6,379	6,471
Magnetite CLO Ltd., Series 2012-6-A, Class A-R, 1.903% 2023[1,3,6]	1,690	1,686
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.906% 2023[1,3,6]	2,500	2,490
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.923% 2025[1,3,6]	1,650	1,637
Other securities		15,399
		35,167

Federal agency bonds & notes 4.42%
Fannie Mae 1.25% 2017	8,000	8,036
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,512
		15,548

Total bonds, notes & other debt instruments (cost: $337,159,000)		344,015

Short-term securities 13.60%
Emerson Electric Co. 0.42% due 8/8/2016[6]	7,600	7,596
Fannie Mae 0.60% due 1/3/2017	10,000	9,978
Federal Home Loan Bank 0.33%–0.51% due 7/1/2016–1/5/2017	12,300	12,278
Freddie Mac 0.60% due 1/4/2017–1/5/2017	9,000	8,980
General Electric Co. 0.35% due 7/1/2016	5,000	5,000
Microsoft Corp. 0.44% due 8/3/2016[6]	4,000	3,999

Total short-term securities (cost: $47,809,000)		47,831
Total investment securities 111.40% (cost: $384,968,000)		391,846
Other assets less liabilities (11.40)%		(40,089)

Net assets 100.00%		$351,757

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

106	American Funds Insurance Series

Mortgage Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $356,511,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 6/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.0285%	5/31/2018	$30,000	$168
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	15,000	(79)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	5,000	102
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	3,800	110
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	8,500	232
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	8,000	241
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	15,000	421
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	15,000	525
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	8,000	221
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	6,000	193
Receive	LCH	3-month USD-LIBOR	1.525	4/27/2020	5,000	121
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	9,000	329
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	8,000	297
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	8,000	303
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	1,000	39
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	2,000	68
Receive	LCH	3-month USD-LIBOR	1.372	3/17/2021	19,000	362
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	2,000	(107)
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	10,000	(740)
Receive	LCH	3-month USD-LIBOR	1.775	3/17/2026	4,000	156
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	3,500	(1,238)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	2,000	(647)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	2,000	(662)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(987)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	2,000	(320)
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	3,200	(473)
Pay	LCH	3-month USD-LIBOR	2.625	6/2/2045	1,000	(190)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	1,500	(250)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	2,500	(412)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	4,000	(675)
Receive	LCH	3-month USD-LIBOR	2.55376	11/9/2045	300	52
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	3,560	(598)
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	2,000	(314)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	2,250	(413)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	1,500	(209)
Pay	LCH	3-month USD-LIBOR	2.33725	2/1/2046	5,000	(610)
						$(4,984)

American Funds Insurance Series	107

Mortgage Fund

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $145,863,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
10 Year Ultra U.S. Treasury Note Futures	CME	Short	69	September 2016	$9,841	$(210)
20 Year U.S. Treasury Bond Futures	CME	Short	33	September 2016	5,379	(308)
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	19	September 2016	3,377	164
5 Year U.S. Treasury Note Futures	CME	Long	574	October 2016	68,887	1,236
2 Year U.S. Treasury Note Futures	CME	Long	260	October 2016	56,631	394
						$1,276

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,605,000, which represented 2.16% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $43,652,000, which represented 12.41% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $4,327,000, which represented 1.23% of the net assets of the fund.

Key to abbreviations

CLO = Collateralized Loan Obligations

CME = CME Group

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

TBA = To be announced

See Notes to Financial Statements

108	American Funds Insurance Series

Ultra-Short Bond Fund (formerly Cash Management Fund)

Investment portfolio June 30, 2016	unaudited

Short-term securities 98.04%	Principal amount (000)	Value (000)
Commercial paper 68.37%
BASF SE 0.42% due 7/25/2016[1]	$12,600	$12,596
CAFCO, LLC 0.42%–0.57% due 7/22/2016–8/18/2016[1]	12,300	12,295
Chevron Corp. 0.50% due 8/8/2016[1]	4,100	4,098
Emerson Electric Co. 0.37%–0.41% due 7/5/2016–7/27/2016[1]	12,500	12,498
ExxonMobil Corp. 0.39% due 7/6/2016	10,000	9,999
General Electric Co. 0.35% due 7/1/2016	12,500	12,500
GlaxoSmithKline Finance PLC 0.43% due 7/14/2016[1]	10,700	10,698
Gotham Funding Corp. 0.55% due 8/2/2016[1]	5,100	5,098
John Deere Financial Ltd. 0.43% due 7/13/2016[1]	11,300	11,298
KfW 0.42% due 8/3/2016[1]	13,000	12,996
Liberty Street Funding Corp. 0.60% due 9/12/2016[1]	12,500	12,485
Microsoft Corp. 0.43% due 7/27/2016[1]	5,600	5,598
Mitsubishi UFJ Financial 0.57% due 8/25/2016[1]	6,900	6,894
Mizuho Bank, Ltd. 0.61% due 9/22/2016[1]	9,000	8,987
Nestlé Finance International Ltd. 0.60% due 7/18/2016	7,500	7,499
Nordea Bank AB 0.51% due 7/1/2016[1]	8,200	8,200
Novartis Securities Investment Ltd. 0.46% due 7/19/2016–8/9/2016[1]	12,700	12,696
Pfizer Inc. 0.53% due 8/23/2016[1]	10,600	10,593
Québec (Province of) 0.47% due 9/7/2016[1]	5,900	5,895
Reckitt Benckiser Treasury Services PLC 0.62% due 9/6/2016[1]	12,500	12,489
Roche Holdings, Inc. 0.40% due 7/6/2016[1]	7,900	7,900
Sumitomo Mitsui Banking Corp. 0.46% due 7/5/2016[1]	7,000	7,000
Total Capital Canada Ltd. 0.59% due 8/12/2016[1]	10,100	10,095
Toyota Motor Credit Corp. 0.58% due 8/15/2016	9,000	8,994
Unilever Capital Corp. 0.56% due 8/15/2016[1]	12,500	12,492
United Parcel Service Inc. 0.55% due 10/3/2016[1]	2,200	2,197
Wal-Mart Stores, Inc. 0.35% due 7/11/2016[1]	3,600	3,600
		247,690

Federal agency discount notes 19.18%
Fannie Mae 0.30% due 8/8/2016	15,000	14,996
Federal Home Loan Bank 0.31%–0.55% due 8/11/2016–9/21/2016	44,500	44,477
Freddie Mac 0.32% due 7/13/2016	10,000	9,999
		69,472

Certificates of deposit 8.28%
Bank of Montreal 0.57% due 7/18/2016	10,000	10,001
Canadian Imperial Bank of Commerce 0.54% due 8/1/2016	10,000	10,001
Wells Fargo Bank, N.A. 0.86% due 10/18/2016	10,000	10,004
		30,006

U.S. Treasury 2.21%
U.S. Treasury Bills 0.22% due 7/7/2016	8,000	8,000

Total short-term securities (cost: $355,143,000)		355,168

Bonds, notes & other debt instruments 1.38%
U.S. Treasury bonds & notes 1.38%
U.S. Treasury 0.313% 2016[2]	5,000	5,001

Total bonds, notes & other debt instruments (cost: $4,999,000)		5,001
Total investment securities 99.42% (cost: $360,142,000)		360,169
Other assets less liabilities 0.58%		2,095

Net assets 100.00%		$362,264

American Funds Insurance Series	109

Ultra-Short Bond Fund (formerly Cash Management Fund)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $204,401,000, which represented 56.42% of the net assets of the fund.
[2]	Coupon rate may change periodically.

See Notes to Financial Statements

110	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio June 30, 2016	unaudited

Bonds, notes & other debt instruments 91.98%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 42.46%
U.S. Treasury 22.41%
U.S. Treasury 0.50% 2017[1]	$75,000	$75,040
U.S. Treasury 0.875% 2017	75,000	75,208
U.S. Treasury 0.75% 2018	60,000	60,183
U.S. Treasury 0.875% 2018	66,000	66,368
U.S. Treasury 1.625% 2019[1]	66,500	68,310
U.S. Treasury 1.625% 2019	15,300	15,729
U.S. Treasury 3.625% 2019	56,500	61,561
U.S. Treasury 1.125% 2021	18,000	18,101
U.S. Treasury 1.375% 2021	91,000	92,632
U.S. Treasury 2.25% 2021	76,800	81,297
U.S. Treasury 1.625% 2026	46,000	46,593
U.S. Treasury 2.50% 2046	16,600	17,325
U.S. Treasury 1.38%–6.25% 2021–2046	18,630	21,095
		699,442

U.S. Treasury inflation-protected securities 20.05%
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	70,655	72,454
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	28,210	28,542
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	84,031	86,631
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	52,668	62,977
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	133,902	141,174
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	20,846	20,960
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	79,760	92,468
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	65,030	70,375
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2017–2041[2]	49,467	50,422
		626,003

Total U.S. Treasury bonds & notes		1,325,445

Federal agency bonds & notes 27.57%
Fannie Mae 1.75% 2019	16,000	16,455
Fannie Mae 1.50% 2020	94,500	96,356
Fannie Mae 1.25%–7.13% 2017–2030	24,155	26,684
Federal Farm Credit Banks 0.60% 2017	41,774	41,786
Federal Farm Credit Banks 0.50%–0.51% 2017[3]	13,621	13,624
Federal Home Loan Bank 1.75% 2018	38,000	38,929
Federal Home Loan Bank 3.375% 2023	16,715	18,805
Federal Home Loan Bank 0.63%–5.50% 2016–2036	13,675	14,718
Freddie Mac 0.50% 2017	30,000	30,016
Freddie Mac 1.25% 2019	18,730	18,952
Freddie Mac 3.75% 2019	12,750	13,766
Freddie Mac 2.375% 2022	112,000	118,770
Private Export Funding Corp. 1.45% 2019	17,500	17,720
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	36,954
Tennessee Valley Authority 1.88%–5.88% 2022–2060	16,840	18,772
TVA Southaven 3.846% 2033[4]	1,559	1,715
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	16,750
U.S. Department of Housing and Urban Development 0.83%–3.70% 2016–2034	83,300	86,582
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	20,379
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	94,444
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	46,095
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	47,509
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[4]	4,023	5,233
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,486
Other securities		18,267
		860,767

American Funds Insurance Series	111

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 21.95%
Federal agency mortgage-backed obligations 21.11%
Fannie Mae 4.50% 2046[4]	$19,858	$21,878
Fannie Mae 0%–9.70% 2017–2046[3,4]	85,823	90,984
Freddie Mac 3.50% 2035[4]	50,682	53,988
Freddie Mac 3.50% 2035[4]	28,523	30,381
Freddie Mac 3.50% 2035[4]	16,414	17,485
Freddie Mac 3.50% 2046[4]	43,094	45,559
Freddie Mac 3.50% 2046[4]	33,603	35,459
Freddie Mac 4.00% 2046[4]	54,273	58,398
Freddie Mac 0%–5.50% 2023–2046[3,4]	75,502	80,737
Government National Mortgage Assn. 4.50% 2045[4]	34,366	36,906
Government National Mortgage Assn. 4.50% 2045[4]	32,151	34,543
Government National Mortgage Assn. 4.50% 2045[4]	28,437	30,540
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.428% 2060[3,4]	18,925	20,160
Government National Mortgage Assn. 3.00%–6.50% 2034–2065[4]	66,640	72,002
Other securities		29,948
		658,968

Other mortgage-backed securities 0.84%
Fannie Mae 2.72%–3.50% 2022–2024[3,4]	10,225	11,054
Freddie Mac 0.83%–3.32% 2020–2024[3,4]	14,770	15,152
		26,206

Total mortgage-backed obligations		685,174

Total bonds, notes & other debt instruments (cost: $2,786,998,000)		2,871,386

Short-term securities 6.41%
Alphabet Inc. 0.39% due 8/24/2016[5]	32,000	31,980
Emerson Electric Co. 0.42% due 8/8/2016[5]	17,800	17,792
Federal Farm Credit Banks 0.68% due 1/20/2017	10,000	9,976
Freddie Mac 0.60% due 1/9/2017	50,000	49,885
Wells Fargo Bank, N.A. 0.81%–0.84% due 8/16/2016	30,000	30,009
Other securities		60,363

Total short-term securities (cost: $199,925,000)		200,005
Total investment securities 98.39% (cost: $2,986,923,000)		3,071,391
Other assets less liabilities 1.61%		50,350

Net assets 100.00%		$3,121,741

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

112	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $5,646,361,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 6/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	0.947%	11/17/2017	$98,000	$340
Receive	LCH	3-month USD-LIBOR	1.061	1/11/2018	130,000	702
Pay	LCH	3-month USD-LIBOR	0.8645	5/10/2018	119,000	(303)
Receive	LCH	3-month USD-LIBOR	0.87	5/13/2018	191,000	508
Receive	LCH	3-month USD-LIBOR	1.066	6/2/2018	150,000	948
Receive	LCH	3-month USD-LIBOR	1.2375	7/16/2018	50,000	506
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	175,000	(931)
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	175,000	(926)
Receive	LCH	3-month USD-LIBOR	1.264	1/12/2019	160,000	1,957
Pay	LCH	3-month USD-LIBOR	1.1595	6/6/2019	160,000	(1,624)
Receive	LCH	3-month USD-LIBOR	1.0225	6/9/2019	81,000	502
Receive	LCH	3-month USD-LIBOR	1.017	6/9/2019	81,000	489
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	100,000	2,883
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	86,600	2,510
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	34,700	1,002
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	64,000	1,926
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	127,000	3,730
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	52,000	1,819
Receive	LCH	3-month USD-LIBOR	1.45	2/2/2020	360,000	7,503
Receive	LCH	3-month USD-LIBOR	1.1335	2/12/2021	98,000	799
Receive	LCH	3-month USD-LIBOR	1.148	4/13/2021	65,000	551
Receive	LCH	3-month USD-LIBOR	1.3365	6/3/2021	78,000	1,341
Pay	LCH	3-month USD-LIBOR	1.086	6/21/2021	49,000	(242)
Pay	LCH	3-month USD-LIBOR	1.75918	4/29/2022	58,000	(2,318)
Pay	LCH	3-month USD-LIBOR	1.9605	8/5/2022	36,000	(1,883)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	280,000	7,162
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	280,000	6,893
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	21,000	(1,120)
Receive	LCH	3-month USD-LIBOR	1.335	6/13/2023	23,000	277
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(1,673)
Pay	LCH	3-month USD-LIBOR	1.798	2/2/2026	35,000	(1,447)
Pay	LCH	3-month USD-LIBOR	1.6035	4/13/2026	68,000	(1,549)
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	62,000	(6,134)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	62,000	(6,324)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	45,000	(15,921)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	16,000	(5,175)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	16,000	(5,292)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	12,000	(2,486)
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	2,000	(315)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	11,000	(1,760)
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	60,000	(12,570)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	24,000	(4,008)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	36,000	(5,933)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	10,000	(1,686)
Pay	LCH	3-month USD-LIBOR	2.6445	11/10/2045	11,500	(2,256)
Pay	LCH	3-month USD-LIBOR	2.7025	11/12/2045	9,000	(1,892)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	(2,243)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	9,000	(1,652)
Pay	LCH	3-month USD-LIBOR	2.5885	12/23/2045	22,500	(4,118)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	12,000	(1,674)
Pay	LCH	3-month USD-LIBOR	2.1625	3/11/2046	21,000	(1,668)
Pay	LCH	3-month USD-LIBOR	2.1695	3/11/2046	21,000	(1,704)
Receive	LCH	3-month USD-LIBOR	2.11	4/13/2046	14,000	932

American Funds Insurance Series	113

U.S. Government/AAA-Rated Securities Fund

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 6/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.126%	6/3/2046	$17,000	$(1,198)
Pay	LCH	3-month USD-LIBOR	1.7985	6/30/2046	12,000	120
						$(54,625)

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $1,331,356,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 6/30/2016 (000)
30 Day Federal Funds Futures	CME	Long	1,600	July 2016	$663,722	$481
30 Day Federal Funds Futures	CME	Short	1,600	August 2016	663,203	(1,017)
10 Year U.S. Treasury Note Futures	CME	Long	1,064	September 2016	138,970	2,525
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	361	September 2016	62,924	4,358
20 Year U.S. Treasury Bond Futures	CME	Short	139	September 2016	22,643	(1,312)
5 Year U.S. Treasury Note Futures	CME	Long	6,154	October 2016	741,131	10,666
2 Year U.S. Treasury Note Futures	CME	Long	1,729	October 2016	377,072	2,147
						$17,848

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $81,381,000, which represented 2.61% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $95,183,000, which represented 3.05% of the net assets of the fund.

Key to abbreviations

CME = CME Group

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

See Notes to Financial Statements

114	American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2016	unaudited

Growth funds 94.14%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	2,549,343	$159,181

Total growth funds (cost: $180,212,000)		159,181

Short-term securities 4.65%
Government Cash Management Fund	7,867,230	7,867

Total short-term securities (cost: $7,867,000)		7,867
Total investment securities 98.79% (cost: $188,079,000)		167,048
Other assets less liabilities 1.21%		2,046

Net assets 100.00%		$169,094

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $55,910,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	539	September 2016	$55,142	$(1,189)
Russell 2000 Mini Index Contracts	ICE	Short	61	September 2016	6,881	(118)
S&P Mid 400 E-mini Index Contracts	CME	Short	12	September 2016	1,751	(40)
Euro Currency Contracts	CME	Short	12	September 2016	1,681	14
Euro Stoxx 50 Index Contracts	EUREX	Short	52	September 2016	1,610	(43)
British Pound Currency Contracts	CME	Short	17	September 2016	1,472	65
FTSE 100 Index Contracts	LIFFE	Short	17	September 2016	1,366	(96)
Mini MSCI Emerging Market Index Contracts	ICE	Short	32	September 2016	1,288	(48)
Japanese Yen Currency Contracts	CME	Short	3	September 2016	362	(2)
Nikkei 225 Index Contracts	OSE	Short	2	September 2016	305	(1)
						$(1,458)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2016, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	6/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Growth Fund, Class 1	1,992,870	755,969	199,496	2,549,343	$351	$159,181

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

American Funds Insurance Series	115

Managed Risk International Fund
Investment portfolio June 30, 2016	unaudited

Growth funds 95.44%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,274,625	$85,818

Total growth funds (cost: $100,723,000)		85,818
Total investment securities 95.44% (cost: $100,723,000)		85,818
Other assets less liabilities 4.56%		4,099

Net assets 100.00%		$89,917

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $58,283,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
Mini MSCI Emerging Market Index Contracts	ICE	Short	465	September 2016	$18,929	$(478)
Euro Currency Contracts	CME	Short	112	September 2016	15,803	253
Euro Stoxx 50 Index Contracts	EUREX	Short	481	September 2016	15,036	(253)
Nikkei 225 Index Contracts	OSE	Short	51	September 2016	7,897	97
British Pound Currency Contracts	CME	Short	89	September 2016	7,838	468
Japanese Yen Currency Contracts	CME	Short	64	September 2016	7,595	(170)
FTSE 100 Index Contracts	LIFFE	Short	86	September 2016	6,817	(580)
S&P 500 E-mini Index Contracts	CME	Short	15	September 2016	1,556	(12)
Russell 2000 Mini Index Contracts	ICE	Short	8	September 2016	924	6
						$(669)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2016 (000)
American Funds Insurance Series – International Fund, Class 1	4,220,151	1,784,679	730,205	5,274,625	$150	$85,818

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

116	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund
Investment portfolio June 30, 2016	unaudited

Growth-and-income funds 95.42%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	14,183,076	$180,408

Total growth-and-income funds (cost: $193,956,000)		180,408

Short-term securities 3.67%
Government Cash Management Fund	6,942,706	6,943

Total short-term securities (cost: $6,943,000)		6,943
Total investment securities 99.09% (cost: $200,899,000)		187,351
Other assets less liabilities 0.91%		1,713

Net assets 100.00%		$189,064

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $55,729,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	573	September 2016	$58,270	$(1,614)
Euro Currency Contracts	CME	Short	8	September 2016	1,116	5
Euro Stoxx 50 Index Contracts	EUREX	Short	36	September 2016	1,108	(36)
Russell 2000 Mini Index Contracts	ICE	Short	7	September 2016	789	(15)
British Pound Currency Contracts	CME	Short	6	September 2016	515	18
FTSE 100 Index Contracts	LIFFE	Short	6	September 2016	482	(33)
Mini MSCI Emerging Market Index Contracts	ICE	Short	11	September 2016	445	(14)
						$(1,689)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2016 (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	10,142,310	4,875,574	834,808	14,183,076	$682	$180,408

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

See Notes to Financial Statements

American Funds Insurance Series	117

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2016	unaudited

Growth-and-income funds 94.73%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,108,753	$129,200

Total growth-and-income funds (cost: $150,009,000)		129,200

Short-term securities 4.31%
Government Cash Management Fund	5,877,708	5,878

Total short-term securities (cost: $5,878,000)		5,878
Total investment securities 99.04% (cost: $155,887,000)		135,078
Other assets less liabilities 0.96%		1,312

Net assets 100.00%		$136,390

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $40,567,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	391	September 2016	$39,640	$(1,223)
Russell 2000 Mini Index Contracts	ICE	Short	24	September 2016	2,667	(86)
Euro Currency Contracts	CME	Short	12	September 2016	1,670	4
Euro Stoxx 50 Index Contracts	EUREX	Short	54	September 2016	1,656	(61)
British Pound Currency Contracts	CME	Short	10	September 2016	843	15
FTSE 100 Index Contracts	LIFFE	Short	9	September 2016	723	(52)
Mini MSCI Emerging Market Index Contracts	ICE	Short	14	September 2016	557	(27)
S&P Mid 400 E-mini Index Contracts	CME	Short	3	September 2016	433	(15)
Japanese Yen Currency Contracts	CME	Short	3	September 2016	368	4
Nikkei 225 Index Contracts	OSE	Short	2	September 2016	296	(10)
						$(1,451)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2016 (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	2,523,169	841,769	256,185	3,108,753	$395	$129,200

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

118	American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2016	unaudited

Asset allocation funds 94.89%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	138,927,746	$2,918,872

Total asset allocation funds (cost: $3,000,755,000)		2,918,872

Short-term securities 5.18%
Government Cash Management Fund	159,494,573	159,495

Total short-term securities (cost: $159,495,000)		159,495
Total investment securities 100.07% (cost: $3,160,250,000)		3,078,367
Other assets less liabilities (0.07)%		(2,213)

Net assets 100.00%		$3,076,154

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $353,417,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	1,600	September 2016	$165,421	$(1,795)
Mini MSCI Emerging Market Index Contracts	ICE	Short	249	September 2016	10,308	(84)
Russell 2000 Mini Index Contracts	ICE	Short	85	September 2016	9,615	(138)
Euro Stoxx 50 Index Contracts	EUREX	Short	165	September 2016	5,183	(62)
Euro Currency Contracts	CME	Short	36	September 2016	5,011	13
S&P Mid 400 E-mini Index Contracts	CME	Short	27	September 2016	3,970	(61)
British Pound Currency Contracts	CME	Short	35	September 2016	2,919	21
FTSE 100 Index Contracts	LIFFE	Short	34	September 2016	2,865	(60)
Japanese Yen Currency Contracts	CME	Short	2	September 2016	244	1
						$(2,165)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2016 (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	120,910,667	18,651,499	634,420	138,927,746	$8,997	$2,918,872

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

See Notes to Financial Statements

American Funds Insurance Series	119

Financial statements

Statements of assets and liabilities
at June 30, 2016

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,210,346	$3,824,207	$21,107,039	$7,366,233	$2,773,486
Affiliated issuers	—	12,091	1,437	—	—
Cash	346	1,930	1,775	642	360
Cash denominated in currencies other than U.S. dollars	1,227	820	1,816	4,256	756
Unrealized appreciation on open forward currency contracts	—	4,683	—	4,735	61
Receivables for:
Sales of investments	35,853	24,252	84,083	31,582	6,527
Sales of fund’s shares	9,008	3,151	5,051	9,525	2,474
Dividends and interest	18,177	6,763	26,084	17,411	10,277
Closed forward currency contracts	—	—	—	—	3
Variation margin	—	—	—	—	—
Other	47	248	—	430	282
	5,275,004	3,878,145	21,227,285	7,434,814	2,794,226
Liabilities:
Unrealized depreciation on open forward currency contracts	322	295	—	4,488	136
Payables for:
Purchases of investments	76,121	18,538	69,455	47,641	8,396
Repurchases of fund’s shares	2,581	2,007	23,666	3,887	2,163
Investment advisory services	2,259	2,250	5,728	3,031	1,607
Services provided by related parties	792	520	3,114	864	253
Trustees’ deferred compensation	57	37	495	217	22
Closed forward currency contracts	38	60	—	233	38
Variation margin	—	—	—	—	—
Non-U.S. taxes	1,951	3,002	2,506	5,757	2,715
Other	245	67	286	138	175
	84,366	26,776	105,250	66,256	15,505
Net assets at June 30, 2016	$5,190,638	$3,851,369	$21,122,035	$7,368,558	$2,778,721

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,128,412	$3,820,845	$14,334,721	$7,129,906	$2,720,650
Undistributed (distributions in excess of) net investment income	17,224	7,475	90,956	50,256	(2,616)
Undistributed (accumulated) net realized gain (loss)	23,680	23,503	1,041,702	(29,249)	(119,444)
Net unrealized appreciation (depreciation)	1,021,322	(454)	5,654,656	217,645	180,131
Net assets at June 30, 2016	$5,190,638	$3,851,369	$21,122,035	$7,368,558	$2,778,721

Investment securities, at cost:
Unaffiliated issuers	$4,188,568	$3,807,675	$15,452,608	$7,143,933	$2,591,611
Affiliated issuers	—	30,820	1,203	—	—
Cash denominated in currencies other than U.S. dollars, at cost	1,227	820	1,816	4,256	756

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

120	American Funds Insurance Series

unaudited
(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$7,599,716	$1,865,577	$24,441,928	$1,099,631	$344,914		$19,742,062	$242,423	$11,725,512	$2,436,931
—	—	—	—	—		—	—	—	—
1,689	454	1,553	160	182		8,924	176	6,200	891
—	133	816	191	343		—	41	4,732	980
—	648	1,784	—	—		—	506	3,408	8,386

—	353	94,040	6,595	503		423,610	3,847	547,868	186,677
16,619	707	7,903	753	1,695		8,619	119	6,302	5,097
9,904	6,869	32,087	5,860	1,736		68,401	989	53,684	21,034
—	—	—	—	—		—	42	—	1,986
—	—	—	—	—		310	—	1,844	193
—	—	—	—	—		28	—	—	—
7,627,928	1,874,741	24,580,111	1,113,190	349,373		20,251,954	248,143	12,349,550	2,662,175

—	25	—	221	—		—	144	4,224	3,458

—	6,432	35,647	17,343	2,762		681,851	5,180	1,707,055	276,125
3,551	3,396	20,900	85	2,035		12,726	2	9,030	4,017
2,416	914	5,380	562	136		4,350	130	3,113	1,020
747	308	2,893	67	46		1,711	39	949	267
50	17	561	5	—	*	191	1	84	17
—	33	—	—	—		—	86	274	2,920
—	—	—	—	—		165	—	1,541	53
207	567	458	341	43		2,933	19	—	255
45	31	331	83	168		1,686	8	277	142
7,016	11,723	66,170	18,707	5,190		705,613	5,609	1,726,547	288,274
$7,620,912	$1,863,018	$24,513,941	$1,094,483	$344,183		$19,546,341	$242,534	$10,623,003	$2,373,901

$5,978,584	$1,666,301	$18,774,184	$1,131,691	$343,533		$15,663,066	$221,949	$10,159,825	$2,333,281
87,846	23,405	205,449	19,251	377		177,952	986	89,995	10,801
148,048	(34,334)	874,412	(14,238)	(6,501)		772,167	(2,279)	97,435	1,246
1,406,434	207,646	4,659,896	(42,221)	6,774		2,933,156	21,878	275,748	28,573
$7,620,912	$1,863,018	$24,513,941	$1,094,483	$344,183		$19,546,341	$242,534	$10,623,003	$2,373,901

$6,193,276	$1,658,513	$19,783,656	$1,141,564	$338,098		$16,799,917	$220,902	$11,426,645	$2,405,647
—	—	—	—	—		—	—	—	—
—	133	816	191	343		—	41	4,767	979

American Funds Insurance Series	121

Statements of assets and liabilities
at June 30, 2016

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund (formerly Cash Management Fund)	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,706,154	$391,846	$360,169	$3,071,391	$7,867
Affiliated issuers	—	—	—	—	159,181
Cash	4,456	394	140	4,708	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Receivables for:
Sales of investments	39,278	117,375	—	176,374	7
Sales of fund’s shares	488	280	2,203	1,048	444
Dividends and interest	30,802	957	42	11,805	2
Deposits at brokers for futures contracts	—	—	—	—	2,986
Variation margin	82	248	—	2,617	25
Other	5	—	—	—	—
	1,781,265	511,100	362,554	3,267,943	170,512
Liabilities:
Payables for:
Purchases of investments	26,623	158,997	—	141,623	395
Repurchases of fund’s shares	2,453	109	101	1,522	27
Investment advisory services	669	119	93	856	14
Services provided by related parties	180	18	68	363	135
Trustees’ deferred compensation	53	2	21	57	— *
Variation margin	—	91	—	1,728	843
Non-U.S. taxes	7	—	—	—	—
Bank overdraft	—	—	—	—	—
Other	199	7	7	53	4
	30,184	159,343	290	146,202	1,418
Net assets at June 30, 2016	$1,751,081	$351,757	$362,264	$3,121,741	$169,094

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,023,789	$341,195	$362,582	$3,013,906	$187,234
Undistributed (distributions in excess of) net investment income	52,833	2,233	(345)	15,898	(124)
Undistributed (accumulated) net realized gain (loss)	(223,258)	5,158	—	44,247	4,473
Net unrealized appreciation (depreciation)	(102,283)	3,171	27	47,690	(22,489)
Net assets at June 30, 2016	$1,751,081	$351,757	$362,264	$3,121,741	$169,094

Investment securities, at cost:
Unaffiliated issuers	$1,808,615	$384,968	$360,142	$2,986,923	$7,867
Affiliated issuers	—	—	—	—	180,212
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

122	American Funds Insurance Series

unaudited
(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$—		$6,943		$5,878	$159,495
85,818		180,408		129,200	2,918,872
—		—		—	—
—		—		—	—

—		434		—	7,026
267		1,067		389	3,369
1		2		1	29
4,778		2,533		1,936	3,074
198		10		17	29
—		—		—	—
91,062		191,397		137,421	3,091,894

248		934		360	1,959
—	*	529		2	8,817
7		15		11	249
74		146		111	2,262
—	*	—	*	— *	6
792		704		544	1,902
—		—		—	—
22		—		—	—
2		5		3	545
1,145		2,333		1,031	15,740
$89,917		$189,064		$136,390	$3,076,154

$104,211		$194,513		$149,119	$3,116,487
(120)		174		(1)	1,191
1,400		9,614		9,532	42,524
(15,574)		(15,237)		(22,260)	(84,048)
$89,917		$189,064		$136,390	$3,076,154

$—		$6,943		$5,878	$159,495
100,723		193,956		150,009	3,000,755
—		—		—	—

American Funds Insurance Series	123

Statements of assets and liabilities
at June 30, 2016

			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$1,563,735	$1,501,196	$6,748,085	$3,435,489	$1,635,970
	Shares outstanding	67,249	78,599	108,082	211,202	84,761
	Net asset value per share	$23.25	$19.10	$62.44	$16.27	$19.30
Class 2:	Net assets	$3,539,166	$2,313,915	$13,781,270	$3,850,314	$934,490
	Shares outstanding	153,619	124,449	222,116	237,731	48,887
	Net asset value per share	$23.04	$18.59	$62.05	$16.20	$19.12
Class 3:	Net assets			$183,123	$28,082
	Shares outstanding			2,918	1,724
	Net asset value per share			$62.75	$16.29
Class 4:	Net assets	$87,737	$36,258	$409,557	$54,673	$208,261
	Shares outstanding	3,817	1,932	6,653	3,398	10,917
	Net asset value per share	$22.99	$18.77	$61.56	$16.09	$19.08

				Ultra-Short	U.S.
		High-		Bond Fund	Government/	Managed
		Income		(formerly Cash	AAA-Rated	Risk
		Bond	Mortgage	Management	Securities	Growth
		Fund	Fund	Fund)	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$944,872	$276,938	$38,290	$1,461,726
	Shares outstanding	95,556	25,684	3,401	116,612
	Net asset value per share	$9.89	$10.78	$11.26	$12.53
Class 2:	Net assets	$782,977	$63,554	$307,937	$1,581,363
	Shares outstanding	80,353	5,911	28,005	127,495
	Net asset value per share	$9.74	$10.75	$11.00	$12.40
Class 3:	Net assets	$12,030		$4,962	$10,996
	Shares outstanding	1,213		447	876
	Net asset value per share	$9.92		$11.11	$12.55
Class 4:	Net assets	$11,202	$11,265	$11,075	$67,656
	Shares outstanding	1,072	1,055	994	5,449
	Net asset value per share	$10.45	$10.67	$11.14	$12.42
Class P1:	Net assets					$618
	Shares outstanding					61
	Net asset value per share					$10.13
Class P2:	Net assets					$168,476
	Shares outstanding					16,720
	Net asset value per share					$10.08

*	Amount less than one thousand.

See Notes to Financial Statements

124	American Funds Insurance Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital		Asset	Global		Global
Growth	and Income	Income	and Income	Income		Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder		Fund	Fund	Fund	Fund

$4,215,511	$429,595	$11,308,944	$808,337	$123,649		$11,897,640	$60,035	$6,390,901	$1,161,314
331,301	34,248	272,092	54,656	12,672		566,389	5,400	570,796	97,830
$12.72	$12.54	$41.56	$14.79	$9.76		$21.01	$11.12	$11.20	$11.87
$3,331,392	$1,423,582	$12,612,139	$251,590	$3		$5,029,366	$177,738	$4,144,582	$1,201,452
264,650	113,771	306,450	17,078	—	*	241,700	16,032	374,885	102,011
$12.59	$12.51	$41.16	$14.73	$9.76		$20.81	$11.09	$11.06	$11.78
		$155,419				$36,338
		3,736				1,729
		$41.60				$21.01
$74,009	$9,841	$437,439	$34,556	$220,531		$2,582,997	$4,761	$87,520	$11,135
5,876	792	10,698	2,354	22,636		124,546	431	7,900	950
$12.60	$12.42	$40.89	$14.68	$9.74		$20.74	$11.04	$11.08	$11.72

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$146	$263	$1,030	$972,935
16	24	98	83,925
$8.82	$11.01	$10.46	$11.59
$89,771	$188,801	$135,360	$2,103,219
10,232	17,243	13,002	181,706
$8.77	$10.95	$10.41	$11.57

American Funds Insurance Series	125

Statements of operations
for the six months ended June 30, 2016

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$50,322	$29,570	$154,315	$100,614	$24,204
Interest	709	2,995	2,135	4,610	5,973
	51,031	32,565	156,450	105,224	30,177
Fees and expenses*:
Investment advisory services	13,524	13,624	33,880	18,055	9,433
Distribution services	4,497	2,926	17,444	4,808	1,361
Insurance administrative services	106	42	477	61	227
Transfer agent services	— †	— †	1	1	— †
Administrative services	256	195	1,024	359	130
Reports to shareholders	136	73	587	187	65
Registration statement and prospectus	19	7	42	13	41
Trustees’ compensation	23	17	90	31	12
Auditing and legal	27	18	24	36	20
Custodian	300	359	202	702	499
Other	12	31	17	14	14
Total fees and expenses before waivers/reimbursements	18,900	17,292	53,788	24,267	11,802
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	—
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	—	—	—	—	—
Total fees and expenses after waivers/reimbursements	18,900	17,292	53,788	24,267	11,802
Net investment income (loss)	32,131	15,273	102,662	80,957	18,375
Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	30,890	(55,904)	1,209,114	(16,164)	(44,016)
Forward currency contracts	(3,311)	1,707	—	(4,878)	(338)
Interest rate swaps	—	—	—	—	—
Currency transactions	371	624	(355)	(200)	159
	27,950	(53,573)	1,208,759	(21,242)	(44,195)
Net unrealized (depreciation) appreciation on:
Investments	(250,988)	(129,899)	(1,127,972)	(142,019)	86,789
Forward currency contracts	268	3,887	—	(170)	(104)
Interest rate swaps	—	—	—	—	—
Currency translations	137	282	35	604	175
	(250,583)	(125,730)	(1,127,937)	(141,585)	86,860
Net realized gain (loss) and unrealized (depreciation) appreciation	(222,633)	(179,303)	80,822	(162,827)	42,665
Net (decrease) increase in net assets resulting from operations	$(190,502)	$(164,030)	$183,484	$(81,870)	$61,040

See end of statements of operations for footnotes.

See Notes to Financial Statements

126	American Funds Insurance Series

unaudited
(dollars in thousands)

Blue Chip Income and Growth Fund		Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$105,700		$29,528	$244,974	$23,600	$5,713	$140,710	$2,234	$16	$—
859		1,040	6,833	1,102	395	76,948	923	111,704	31,872
106,559		30,568	251,807	24,702	6,108	217,658	3,157	111,720	31,872

13,935		5,362	31,744	3,193	693	25,324	740	18,304	6,030
4,053		1,764	16,028	348	225	9,139	215	5,199	1,495
62		8	509	41	225	3,026	3	90	10
—	†	— †	1	— †	— †	1	— †	— †	— †
351		89	1,176	50	14	920	11	503	114
118		26	666	9	2	461	2	209	37
73		3	44	11	18	266	1	14	4
30		7	102	4	1	79	1	42	9
9		7	29	7	3	22	4	13	6
137		123	144	117	13	127	13	64	231
6		8	19	3	1	22	11	30	19
18,774		7,397	50,462	3,783	1,195	39,387	1,001	24,468	7,955

—		—	—	—	—	—	—	—	—
—		—	—	—	—	—	—	—	—
—		—	—	—	—	—	—	—	—
18,774		7,397	50,462	3,783	1,195	39,387	1,001	24,468	7,955
87,785		23,171	201,345	20,919	4,913	178,271	2,156	87,252	23,917

128,048		(2,747)	896,071	(16,634)	(4,760)	777,108	(2,430)	122,972	(7,451)
—		(656)	—	—	—	—	282	(27,272)	12,814
—		—	—	—	—	(1,972)	—	6,950	(1,761)
23		(208)	(2,793)	114	(33)	(103)	(22)	1,842	(1,143)
128,071		(3,611)	893,278	(16,520)	(4,793)	775,033	(2,170)	104,492	2,459

465,986		14,113	(340,345)	8,542	15,709	(80,304)	7,628	378,301	153,787
—		565	1,784	(221)	—	—	298	216	2,262
—		—	—	—	—	(4,158)	—	(23,945)	(7,367)
5		27	(87)	36	(36)	(8)	11	(87)	35
465,991		14,705	(338,648)	8,357	15,673	(84,470)	7,937	354,485	148,717

594,062		11,094	554,630	(8,163)	10,880	690,563	5,767	458,977	151,176
$681,847		$34,265	$755,975	$12,756	$15,793	$868,834	$7,923	$546,229	$175,093

American Funds Insurance Series	127

Statements of operations
for the six months ended June 30, 2016

	High- Income Bond Fund	Mortgage Fund		Ultra-Short Bond Fund (formerly Cash Management Fund)	U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$221	$—		$—	$—		$351
Interest	59,698	3,140		731	23,775		7
	59,919	3,140		731	23,775		358
Fees and expenses*:
Investment advisory services	4,017	723		583	5,144		114
Distribution services	972	95		406	2,034		190
Insurance administrative services	8	16		16	81		190
Transfer agent services	— †	—	†	— †	—	†	— †
Administrative services	86	17		18	152		—
Accounting and administrative services	—	—		—	—		27
Reports to shareholders	28	2		6	47		2
Registration statement and prospectus	11	—	†	1	6		7
Trustees’ compensation	7	1		1	13		1
Auditing and legal	15	3		3	6		1
Custodian	7	9		1	13		6
Other	20	10		18	16		63
Total fees and expenses before waivers/reimbursements	5,171	876		1,053	7,512		601
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—		—	—		38
Miscellaneous fee reimbursements	—	—		—	—		84
Total waivers/reimbursements of fees and expenses	—	—		—	—		122
Total fees and expenses after waivers/reimbursements	5,171	876		1,053	7,512		479
Net investment income (loss)	54,748	2,264		(322)	16,263		(121)
Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	(67,177)	2,088		—	41,371		(2,658)
Forward currency contracts	21	—		—	—		—
Interest rate swaps	(969)	2,523		—	8,053		—
Credit default swaps	(1,183)	—		—	—		—
Futures contracts	—	1,073		—	4,258		(4,811)
Currency transactions	(88)	—		—	—		8
Capital gain distributions received	—	—		—	—		13,899
	(69,396)	5,684		—	53,682		6,438
Net unrealized (depreciation) appreciation on:
Investments	160,979	6,728		1	89,954		(8,710)
Forward currency contracts	(38)	—		—	—		—
Interest rate swaps	274	(6,139)		—	(55,853)		—
Credit default swaps	(527)	—		—	—		—
Futures contracts	—	1,276		—	17,848		(1,415)
Currency translations	112	—		—	—		—
	160,800	1,865		1	51,949		(10,125)
Net realized gain (loss) and unrealized (depreciation) appreciation	91,404	7,549		1	105,631		(3,687)
Net (decrease) increase in net assets resulting from operations	$146,152	$9,813		$(321)	$121,894		$(3,808)

*	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

128	American Funds Insurance Series

unaudited
(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$150	$682	$395	$8,997
3	8	6	159
153	690	401	9,156

64	120	95	2,106
107	199	158	2,474
107	199	159	3,511
— †	— †	— †	— †
—	—	—	—
26	27	27	58
1	2	1	34
5	5	5	76
— †	1	1	11
1	1	1	3
6	6	6	6
20	70	48	233
337	630	501	8,512

21	40	32	702
47	88	70	—
68	128	102	702
269	502	399	7,810
(116)	188	2	1,346

(3,209)	(721)	(1,685)	393
—	—	—	—
—	—	—	—
—	—	—	—
(2,203)	(3,223)	(2,578)	(28,244)
38	2	6	32
7,236	13,693	14,044	68,888
1,862	9,751	9,787	41,069

(4,256)	1,703	(8,199)	55,885
—	—	—	—
—	—	—	—
—	—	—	—
(503)	(1,618)	(1,325)	(639)
—	—	—	—
(4,759)	85	(9,524)	55,246

(2,897)	9,836	263	96,315
$(3,013)	$10,024	$265	$97,661

American Funds Insurance Series	129

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015
Operations:
Net investment income (loss)	$32,131	$41,258	$15,273	$(387)	$102,662	$156,971
Net realized gain (loss)	27,950	454,855	(53,573)	817,379	1,208,759	1,899,173
Net unrealized (depreciation) appreciation	(250,583)	(109,786)	(125,730)	(798,992)	(1,127,937)	(519,610)
Net (decrease) increase in net assets resulting from operations	(190,502)	386,327	(164,030)	18,000	183,484	1,536,534
Dividends and distributions paid to shareholders:
Dividends from net investment income	(14,651)	(61,500)	(893)	—	(41,568)	(151,371)
Distributions from net realized gain on investments	(443,911)	(539,532)	(724,863)	(331,551)	(1,900,853)	(4,626,506)
Total dividends and distributions paid to shareholders	(458,562)	(601,032)	(725,756)	(331,551)	(1,942,421)	(4,777,877)
Net capital share transactions	306,070	179,492	509,652	384,510	1,083,288	2,276,062
Total (decrease) increase in net assets	(342,994)	(35,213)	(380,134)	70,959	(675,649)	(965,281)
Net assets:
Beginning of period	5,533,632	5,568,845	4,231,503	4,160,544	21,797,684	22,762,965
End of period	$5,190,638	$5,533,632	$3,851,369	$4,231,503	$21,122,035	$21,797,684
Undistributed (distributions in excess of) net investment income	$17,224	$(256)	$7,475	$(6,905)	$90,956	$29,862

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015
Operations:
Net investment income (loss)	$20,919	$26,405	$4,913	$3,949	$178,271	$317,583
Net realized gain (loss)	(16,520)	7,489	(4,793)	(1,225)	775,033	471,975
Net unrealized (depreciation) appreciation	8,357	(92,050)	15,673	(7,839)	(84,470)	(523,714)
Net (decrease) increase in net assets resulting from operations	12,756	(58,156)	15,793	(5,115)	868,834	265,844
Dividends and distributions paid to shareholders:
Dividends from net investment income	(2,710)	(24,236)	(4,244)	(4,288)	(56,654)	(334,403)
Distributions from net realized gain on investments	(4,688)	(21,506)	—	—	(465,865)	(1,266,708)
Total dividends and distributions paid to shareholders	(7,398)	(45,742)	(4,244)	(4,288)	(522,519)	(1,601,111)
Net capital share transactions	96,246	88,567	95,629	171,242	829,459	2,142,966
Total (decrease) increase in net assets	101,604	(15,331)	107,178	161,839	1,175,774	807,699
Net assets:
Beginning of period	992,879	1,008,210	237,005	75,166	18,370,567	17,562,868
End of period	$1,094,483	$992,879	$344,183	$237,005	$19,546,341	$18,370,567
Undistributed (distributions in excess of) net investment income	$19,251	$1,042	$377	$(292)	$177,952	$56,335

See end of statements of changes in net assets for footnotes.

See Notes to Financial Statements

130	American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015

$80,957	$101,049	$18,375	$21,693	$87,785	$150,411	$23,171	$32,504	$201,345	$362,367
(21,242)	671,574	(44,195)	(83,494)	128,071	617,232	(3,611)	62,422	893,278	2,678,192
(141,585)	(1,114,934)	86,860	(22,006)	465,991	(966,960)	14,705	(115,761)	(338,648)	(2,629,717)

(81,870)	(342,311)	61,040	(83,807)	681,847	(199,317)	34,265	(20,835)	755,975	410,842

(11,423)	(129,375)	(2,164)	(19,569)	(28,164)	(147,049)	(5,261)	(36,339)	(69,903)	(352,790)
(637,485)	(446,067)	—	(149,097)	(595,206)	(712,444)	—	—	(2,694,335)	(3,606,146)
(648,908)	(575,442)	(2,164)	(168,666)	(623,370)	(859,493)	(5,261)	(36,339)	(2,764,238)	(3,958,936)
616,686	688,549	26,064	364,776	664,161	684,200	57,232	(52,395)	2,308,811	2,397,939
(114,092)	(229,204)	84,940	112,303	722,638	(374,610)	86,236	(109,569)	300,548	(1,150,155)

7,482,650	7,711,854	2,693,781	2,581,478	6,898,274	7,272,884	1,776,782	1,886,351	24,213,393	25,363,548
$7,368,558	$7,482,650	$2,778,721	$2,693,781	$7,620,912	$6,898,274	$1,863,018	$1,776,782	$24,513,941	$24,213,393

$50,256	$(19,278)	$(2,616)	$(18,827)	$87,846	$28,224	$23,405	$5,495	$205,449	$74,007

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015

$2,156	$3,604	$87,252	$180,900	$23,917	$54,947	$54,748	$116,865	$2,264	$2,886
(2,170)	201	104,492	66,981	2,459	(73,021)	(69,396)	(76,908)	5,684	5,622
7,937	(5,965)	354,485	(215,539)	148,717	(80,680)	160,800	(174,986)	1,865	(1,739)

7,923	(2,160)	546,229	32,342	175,093	(98,754)	146,152	(135,029)	9,813	6,769

—	(2,403)	(58,633)	(182,773)	—	(1,846)	(20,488)	(114,287)	(835)	(5,398)
—	(2,968)	(35,948)	(192,440)	(4,207)	(69,034)	—	—	(3,533)	(4,268)
—	(5,371)	(94,581)	(375,213)	(4,207)	(70,880)	(20,488)	(114,287)	(4,368)	(9,666)
15,347	11,046	246,456	697,150	(42,536)	(169,118)	(169,815)	82,072	4,182	219
23,270	3,515	698,104	354,279	128,350	(338,752)	(44,151)	(167,244)	9,627	(2,678)

219,264	215,749	9,924,899	9,570,620	2,245,551	2,584,303	1,795,232	1,962,476	342,130	344,808
$242,534	$219,264	$10,623,003	$9,924,899	$2,373,901	$2,245,551	$1,751,081	$1,795,232	$351,757	$342,130

$986	$(1,170)	$89,995	$61,376	$10,801	$(13,116)	$52,833	$18,573	$2,233	$804

American Funds Insurance Series	131

Statements of changes in net assets

	Ultra-Short Bond Fund (formerly Cash Management Fund)		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015
Operations:
Net investment income (loss)	$(322)	$(1,713)	$16,263	$29,322	$(121)	$351
Net realized gain (loss)	—	1	53,682	73,799	6,438	13,382
Net unrealized (depreciation) appreciation	1	10	51,949	(45,379)	(10,125)	(13,947)
Net (decrease) increase in net assets resulting from operations	(321)	(1,702)	121,894	57,742	(3,808)	(214)
Dividends and distributions paid to shareholders:
Dividends from net investment income	—	—	(7,777)	(48,582)	(331)	—
Distributions from net realized gain on investments	—	—	(60,973)	(27,147)	(15,012)	—
Total dividends and distributions paid to shareholders	—	—	(68,750)	(75,729)	(15,343)	—
Net capital share transactions	(851)	(29,927)	6,711	(393,940)	42,413	66,782
Total (decrease) increase in net assets	(1,172)	(31,629)	59,855	(411,927)	23,262	66,568
Net assets:
Beginning of period	363,436	395,065	3,061,886	3,473,813	145,832	79,264
End of period	$362,264	$363,436	$3,121,741	$3,061,886	$169,094	$145,832
Undistributed (distributions in excess of) net investment income	$(345)	$(23)	$15,898	$7,412	$(124)	$328

*	Unaudited.

See Notes to Financial Statements

132	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015

$(116)	$904	$188	$1,959	$2	$1,056	$1,346	$31,209
1,862	1,838	9,751	7,704	9,787	8,928	41,069	111,792
(4,759)	(9,188)	85	(19,476)	(9,524)	(14,317)	55,246	(170,931)

(3,013)	(6,446)	10,024	(9,813)	265	(4,333)	97,661	(27,930)

(843)	(14)	(2,237)	(530)	(1,331)	(67)	(34,288)	(38,084)
(2,185)	—	(5,924)	—	(8,465)	—	(93,578)	(48,390)
(3,028)	(14)	(8,161)	(530)	(9,796)	(67)	(127,866)	(86,474)
12,798	43,513	49,796	49,641	23,252	51,303	441,340	722,454
6,757	37,053	51,659	39,298	13,721	46,903	411,135	608,050

83,160	46,107	137,405	98,107	122,669	75,766	2,665,019	2,056,969
$89,917	$83,160	$189,064	$137,405	$136,390	$122,669	$3,076,154	$2,665,019

$(120)	$839	$174	$2,223	$(1)	$1,328	$1,191	$34,133

American Funds Insurance Series	133

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks to provide long-term growth of capital.

Global Small Capitalization Fund — Seeks to provide long-term growth of capital.

Growth Fund — Seeks to provide growth of capital.

International Fund — Seeks to provide long-term growth of capital.

New World Fund — Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund — Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder — Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund — Seeks to provide current income and preservation of capital.

134	American Funds Insurance Series

Ultra-Short Bond Fund — On May 1, 2016, the fund changed its name from Cash Management Fund to Ultra-Short Bond Fund in accordance with a resolution approved by shareholders on December 4, 2015, to convert the fund to an ultra-short-term bond fund. The fund seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

American Funds Insurance Series	135

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

136	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series	137

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2016 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$633,369	$631,466	$—	$1,264,835
Consumer discretionary	805,224	282,754	—	1,087,978
Health care	490,154	408,056	—	898,210
Financials	153,037	359,249	—	512,286
Consumer staples	50,742	284,580	—	335,322
Industrials	80,217	153,323	—	233,540
Energy	112,190	68,184	—	180,374
Telecommunication services	—	76,297	—	76,297
Other	25,901	24,029	—	49,930
Miscellaneous	83,928	173,305	—	257,233
Bonds, notes & other debt instruments	—	2,007	—	2,007
Short-term securities	—	312,334	—	312,334
Total	$2,434,762	$2,775,584	$—	$5,210,346

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(322)	$—	$(322)

*	Securities with a value of $2,461,243,000, which represented 47.42% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$315,634	$340,036	$4	$655,674
Information technology	316,427	206,663	—	523,090
Health care	429,474	80,655	—	510,129
Industrials	95,239	183,490	—	278,729
Financials	90,951	174,719	—	265,670
Consumer staples	84,702	173,896	—	258,598
Energy	179,463	42,776	8,828	231,067
Materials	106,972	73,029	—	180,001
Utilities	—	83,655	31	83,686
Telecommunication services	—	11,560	—	11,560
Miscellaneous	96,227	91,281	—	187,508
Rights & warrants	208	—	39	247
Bonds, notes & other debt instruments	—	121,812	—	121,812
Short-term securities	—	528,527	—	528,527
Total	$1,715,297	$2,112,099	$8,902	$3,836,298

138	American Funds Insurance Series

		Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,683	$—	$4,683
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(295)	—	(295)
Total	$—	$4,388	$—	$4,388

*	Securities with a value of $1,455,844,000, which represented 37.80% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$4,216,815	$730,538	$—	$4,947,353
Consumer discretionary	4,570,452	27,481	—	4,597,933
Health care	3,020,880	9,626	—	3,030,506
Financials	1,885,682	117,048	—	2,002,730
Energy	1,842,346	—	—	1,842,346
Consumer staples	1,412,858	151,043	—	1,563,901
Industrials	1,005,249	167,972	—	1,173,221
Telecommunication services	211,039	13,090	—	224,129
Other	266,609	1,437	—	268,046
Miscellaneous	396,414	80,345	—	476,759
Convertible stocks	—	—	13,104	13,104
Convertible bonds	—	5,300	—	5,300
Short-term securities	—	963,148	—	963,148
Total	$18,828,344	$2,267,028	$13,104	$21,108,476

*	Securities with a value of $1,297,142,000, which represented 6.14% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$41,252	$1,173,335	$—	$1,214,587
Information technology	192,494	750,242	—	942,736
Health care	59,207	823,249	—	882,456
Consumer discretionary	56,435	777,132	—	833,567
Industrials	21,050	636,023	—	657,073
Consumer staples	28,049	568,308	—	596,357
Materials	85,955	421,136	—	507,091
Utilities	—	392,038	—	392,038
Energy	75,473	240,981	—	316,454
Telecommunication services	—	240,610	—	240,610
Miscellaneous	12,908	233,877	—	246,785
Bonds, notes & other debt instruments	—	73,875	—	73,875
Short-term securities	—	462,604	—	462,604
Total	$572,823	$6,793,410	$—	$7,366,233

See next page for footnote.

American Funds Insurance Series	139

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,735	$—	$4,735
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4,488)	—	(4,488)
Total	$—	$247	$—	$247

*	Securities with a value of $6,032,519,000, which represented 81.87% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$161,379	$273,043	$—	$434,422
Information technology	161,527	258,347	—	419,874
Financials	180,607	174,977	29	355,613
Health care	95,909	140,791	—	236,700
Industrials	58,060	122,221	—	180,281
Energy	64,986	96,865	—	161,851
Consumer staples	58,470	96,273	—	154,743
Telecommunication services	4,942	49,092	—	54,034
Materials	28,672	22,498	885	52,055
Utilities	—	37,613	—	37,613
Miscellaneous	24,394	105,934	—	130,328
Rights & warrants	—	33,559	11,234	44,793
Convertible bonds	—	6,581	—	6,581
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	140,911	—	140,911
Corporate bonds & notes	—	14,493	—	14,493
U.S. Treasury bonds & notes	—	1,505	—	1,505
Short-term securities	—	347,689	—	347,689
Total	$838,946	$1,922,392	$12,148	$2,773,486

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$61	$—	$61
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(136)	—	(136)
Total	$—	$(75)	$—	$(75)

*	Securities with a value of $1,363,311,000, which represented 49.06% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

140	American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,231,149	$—	$—	$1,231,149
Information technology	1,019,138	—	—	1,019,138
Industrials	969,593	—	—	969,593
Consumer staples	801,252	—	—	801,252
Telecommunication services	745,097	—	—	745,097
Energy	729,912	—	—	729,912
Materials	408,076	—	—	408,076
Financials	353,080	—	—	353,080
Consumer discretionary	313,550	—	—	313,550
Utilities	309,139	—	—	309,139
Miscellaneous	291,024	—	—	291,024
Short-term securities	—	428,706	—	428,706
Total	$7,171,010	$428,706	$—	$7,599,716

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$213,178	$62,313	$—	$275,491
Information technology	114,440	126,613	—	241,053
Consumer discretionary	107,519	129,175	—	236,694
Health care	116,060	58,310	—	174,370
Consumer staples	99,659	71,519	—	171,178
Industrials	105,872	48,016	—	153,888
Energy	82,249	14,801	—	97,050
Utilities	32,164	59,857	—	92,021
Materials	46,134	34,549	—	80,683
Telecommunication services	31,918	36,461	—	68,379
Miscellaneous	58,441	29,854	—	88,295
Preferred securities	459	—	—	459
Bonds, notes & other debt instruments	—	41,296	—	41,296
Short-term securities	—	144,720	—	144,720
Total	$1,008,093	$857,484	$—	$1,865,577

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$648	$—	$648
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(25)	—	(25)
Total	$—	$623	$—	$623

*	Securities with a value of $671,468,000, which represented 36.04% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series	141

Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$3,933,566	$77,772	$—	$4,011,338
Information technology	3,569,287	96,727	—	3,666,014
Consumer discretionary	2,991,538	202,180	—	3,193,718
Financials	2,344,062	130,406	—	2,474,468
Consumer staples	1,913,375	215,721	—	2,129,096
Energy	1,741,794	304,888	—	2,046,682
Industrials	1,821,208	122,606	—	1,943,814
Materials	1,177,239	91,748	—	1,268,987
Telecommunication services	699,018	—	—	699,018
Utilities	264,800	—	—	264,800
Miscellaneous	758,270	160,758	—	919,028
Convertible stocks	5,178	5,157	—	10,335
Convertible bonds	—	129,071	—	129,071
Bonds, notes & other debt instruments	—	297,947	—	297,947
Short-term securities	—	1,387,612	—	1,387,612
Total	$21,219,335	$3,222,593	$—	$24,441,928

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,784	$—	$1,784

*	Securities with a value of $1,312,902,000, which represented 5.36% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$18,481	$173,704	$—	$192,185
Consumer staples	42,753	142,107	—	184,860
Utilities	—	136,403	—	136,403
Consumer discretionary	—	97,001	—	97,001
Health care	6,580	88,566	—	95,146
Industrials	—	86,604	—	86,604
Energy	29,021	51,929	—	80,950
Telecommunication services	2,471	38,634	—	41,105
Information technology	—	32,967	—	32,967
Materials	3,265	14,229	—	17,494
Miscellaneous	5,680	3,103	—	8,783
Convertible bonds	—	2,438	—	2,438
Bonds, notes & other debt instruments	—	31,418	—	31,418
Short-term securities	—	92,277	—	92,277
Total	$108,251	$991,380	$—	$1,099,631

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(221)	$—	$(221)

*	Securities with a value of $851,908,000, which represented 77.84% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

142	American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$36,848	$17,038	$—	$53,886
Financials	22,826	17,597	—	40,423
Telecommunication services	13,580	19,795	—	33,375
Utilities	6,816	24,486	—	31,302
Energy	20,943	5,856	—	26,799
Health care	12,424	10,837	—	23,261
Information technology	14,951	6,566	—	21,517
Consumer discretionary	8,263	9,749	—	18,012
Industrials	5,943	10,720	—	16,663
Materials	3,946	4,449	—	8,395
Miscellaneous	2,601	2,093	—	4,694
Convertible stocks	1,370	—	—	1,370
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	19,296	—	19,296
Mortgage-backed obligations	—	18,612	—	18,612
Corporate bonds & notes	—	10,276	—	10,276
Asset-backed obligations	—	4,334	—	4,334
Short-term securities	—	12,699	—	12,699
Total	$150,511	$194,403	$—	$344,914

*	Securities with a value of $129,186,000, which represented 37.53% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$2,928,299	$137,512	$—	$3,065,811
Health care	1,589,929	—	184	1,590,113
Consumer discretionary	1,404,836	50,565	—	1,455,401
Financials	1,346,502	—	—	1,346,502
Energy	1,068,507	—	—	1,068,507
Industrials	983,264	45,500	—	1,028,764
Materials	873,406	—	941	874,347
Consumer staples	761,306	—	—	761,306
Telecommunication services	206,814	—	—	206,814
Utilities	124,426	—	—	124,426
Miscellaneous	661,821	183,510	1,525	846,856
Convertible stocks	—	6,081	—	6,081
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,839,302	—	2,839,302
Corporate bonds & notes	—	1,687,339	11,501	1,698,840
Mortgage-backed obligations	—	973,440	—	973,440
Federal agency bonds & notes	—	50,362	—	50,362
Other	—	116,907	—	116,907
Short-term securities	—	1,688,283	—	1,688,283
Total	$11,949,110	$7,778,801	$14,151	$19,742,062

See next page for footnote.

American Funds Insurance Series	143

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$7,664	$—	$7,664
Liabilities:
Unrealized depreciation on interest rate swaps	—	(16,574)	—	(16,574)
Total	$—	$(8,910)	$—	$(8,910)

*	Securities with a value of $408,609,000, which represented 2.09% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Interest rate swaps are not included in the investment portfolio.

Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$8,388	$15,018	$—	$23,406
Health care	17,229	4,768	—	21,997
Consumer staples	12,655	8,686	—	21,341
Information technology	7,899	10,604	—	18,503
Energy	9,837	3,503	—	13,340
Financials	5,791	6,999	—	12,790
Consumer discretionary	8,153	3,359	—	11,512
Materials	8,005	2,484	—	10,489
Utilities	—	3,061	—	3,061
Telecommunication services	1,555	568	—	2,123
Convertible bonds	—	276	—	276
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	39,953	—	39,953
U.S. Treasury bonds & notes	—	23,032	—	23,032
Corporate bonds & notes	—	15,946	—	15,946
Mortgage-backed obligations	—	5,232	—	5,232
Asset-backed obligations	—	325	—	325
Short-term securities	—	19,097	—	19,097
Total	$79,512	$162,911	$—	$242,423

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$506	$—	$506
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(144)	—	(144)
Total	$—	$362	$—	$362

*	Securities with a value of $59,050,000, which represented 24.35% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

144	American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,795,950	$—	$3,795,950
Corporate bonds & notes	—	3,068,655	372	3,069,027
Mortgage-backed obligations	—	2,365,535	—	2,365,535
Bonds & notes of governments & government agencies outside the U.S.	—	471,822	—	471,822
Asset-backed obligations	—	154,015	—	154,015
Municipals	—	101,976	—	101,976
Federal agency bonds & notes	—	75,611	—	75,611
Common stocks	149	—	655	804
Short-term securities	—	1,690,772	—	1,690,772
Total	$149	$11,724,336	$1,027	$11,725,512

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$3,408	$—	$3,408
Unrealized appreciation on interest rate swaps	—	34,915	—	34,915
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4,224)	—	(4,224)
Unrealized depreciation on interest rate swaps	—	(57,023)	—	(57,023)
Total	$—	$(22,924)	$—	$(22,924)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$282,156	$—	$282,156
Japanese yen	—	222,772	—	222,772
Mexican pesos	—	120,933	—	120,933
Polish zloty	—	97,636	—	97,636
Hungarian forints	—	80,932	—	80,932
Danish kroner	—	77,535	—	77,535
British pounds	—	64,039	—	64,039
Malaysian ringgits	—	51,681	—	51,681
Indian rupees	—	32,166	—	32,166
U.S. dollars	—	1,198,887	159	1,199,046
Other	—	54,814	—	54,814
Convertible stocks	—	208	—	208
Common stocks	411	173	459	1,043
Short-term securities	—	151,970	—	151,970
Total	$411	$2,435,902	$618	$2,436,931

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$8,386	$—	$8,386
Unrealized appreciation on interest rate swaps	—	1,239	—	1,239
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,458)	—	(3,458)
Unrealized depreciation on interest rate swaps	—	(8,541)	—	(8,541)
Total	$—	$(2,374)	$—	$(2,374)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

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High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,560,425	$11,274	$1,571,699
Asset-backed obligations	—	11,915	—	11,915
Other	—	14,181	—	14,181
Convertible bonds	—	4,003	—	4,003
Convertible stocks	3,763	3,698	—	7,461
Preferred securities	2,226	—	—	2,226
Common stocks	10,452	2,249	3,682	16,383
Short-term securities	—	78,286	—	78,286
Total	$16,441	$1,674,757	$14,956	$1,706,154

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$179	$—	$179

*	Credit default swaps are not included in the investment portfolio.

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$257,935	$—	$257,935
U.S. Treasury bonds & notes	—	35,365	—	35,365
Asset-backed obligations	—	33,300	1,867	35,167
Federal agency bonds & notes	—	15,548	—	15,548
Short-term securities	—	47,831	—	47,831
Total	$—	$389,979	$1,867	$391,846

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$3,940	$—	$3,940
Unrealized appreciation on futures contracts	1,794	—	—	1,794
Liabilities:
Unrealized depreciation on interest rate swaps	—	(8,924)	—	(8,924)
Unrealized depreciation on futures contracts	(518)	—	—	(518)
Total	$1,276	$(4,984)	$—	$(3,708)

*	Interest rate swaps and futures contracts are not included in the investment portfolio.

Ultra-Short Bond Fund

At June 30, 2016, all of the fund’s investment securities were classified as Level 2.

146	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,325,445	$—	$1,325,445
Federal agency bonds & notes	—	860,767	—	860,767
Mortgage-backed obligations	—	685,174	—	685,174
Short-term securities	—	200,005	—	200,005
Total	$—	$3,071,391	$—	$3,071,391

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$45,400	$—	$45,400
Unrealized appreciation on futures contracts	20,177	—	—	20,177
Liabilities:
Unrealized depreciation on interest rate swaps	—	(100,025)	—	(100,025)
Unrealized depreciation on futures contracts	(2,329)	—	—	(2,329)
Total	$17,848	$(54,625)	$—	$(36,777)

*	Interest rate swaps and futures contracts are not included in the investment portfolio.

Managed Risk Growth Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks —The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

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Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks maybe more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

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Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield, and, given the historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

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Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — Asset Allocation Fund, Global Bond Fund and High-Income Bond Fund have participated in a transaction that involves unfunded commitments, which may obligate each fund to purchase additional shares of the applicable issuer. Under the terms of the commitments, which will expire no later than April 1, 2021, the maximum potential exposure of Asset Allocation Fund, Global Bond Fund and High-Income Bond Fund as of June 30, 2016 was $471,000, $109,000 and $719,000, respectively. Should such commitments become due in full, these amounts would represent less than 0.01% of the net assets of Asset Allocation Fund and 0.04% of the net assets of Global Bond Fund and High-Income Bond Fund, in each case as of June 30, 2016.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2016, Global Growth Fund, Global Small Capitalization

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Fund, International Fund, New World Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Global Balanced Fund, Bond Fund and Global Bond Fund had open forward currency contracts. As of June 30, 2016, High-Income Bond Fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held by High-Income Bond Fund was $2,585,000.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of June 30, 2016, Asset Allocation Fund, Bond Fund, Global Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps. As of June 30, 2016, High-Income Bond Fund did not have any open interest rate swaps. The average month-end notional amount of open interest rate swaps while held by High-Income Bond Fund was $31,888,000.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations. As of June 30, 2016, High-Income Bond Fund had open credit default swaps.

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Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of June 30, 2016, Mortgage Fund, U.S. Government/AAA-Rated Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund held futures contracts.

American Funds Insurance Series	153

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts as of June 30, 2016 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$4,683	$4,735
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$—	$4,683	$4,735

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$322	$295	$4,488
Forward currency	Currency	Payables for closed forward currency contracts	38	60	233
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$360	$355	$4,721

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized (loss) gain on forward currency contracts	$(3,311)	$1,707	$(4,878)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$(3,311)	$1,707	$(4,878)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	$268	$3,887	$(170)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$268	$3,887	$(170)

154	American Funds Insurance Series

			New World Fund	Global Growth and Income Fund	Growth- Income Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$61	$648	$1,784
Forward currency	Currency	Receivables for closed forward currency contracts	3	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$64	$648	$1,784

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$136	$25	$—
Forward currency	Currency	Payables for closed forward currency contracts	38	33	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$174	$58	$—

Net realized (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized loss on forward currency contracts	$(338)	$(656)	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$(338)	$(656)	$—

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(104)	$565	$1,784
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(104)	$565	$1,784

See end of tables for footnote.

American Funds Insurance Series	155

			International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$506
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	42
Interest rate swaps	Interest	Net unrealized appreciation*	—	7,664	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$—	$7,664	$548

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$221	$—	$144
Forward currency	Currency	Payables for closed forward currency contracts	—	—	86
Interest rate swaps	Interest	Net unrealized depreciation*	—	16,574	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$221	$16,574	$230

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$282
Interest rate swaps	Interest	Net realized loss on interest rate swaps	—	(1,972)	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$—	$(1,972)	$282

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(221)	$—	$298
Interest rate swaps	Interest	Net unrealized depreciation on interest rate swaps	—	(4,158)	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(221)	$(4,158)	$298

156	American Funds Insurance Series

			Bond Fund	Global Bond Fund	High- Income Bond Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$3,408	$8,386	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	1,986	—
Interest rate swaps	Interest	Net unrealized appreciation*	34,915	1,239	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	179
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$38,323	$11,611	$179

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$4,224	$3,458	$—
Forward currency	Currency	Payables for closed forward currency contracts	274	2,920	—
Interest rate swaps	Interest	Net unrealized depreciation*	57,023	8,541	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$61,521	$14,919	$—

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized (loss) gain on forward currency contracts	$(27,272)	$12,814	$21
Interest rate swaps	Interest	Net realized gain (loss) on interest rate swaps	6,950	(1,761)	(969)
Credit default swaps	Credit	Net realized loss on credit default swaps	—	—	(1,183)
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$(20,322)	$11,053	$(2,131)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	$216	$2,262	$(38)
Interest rate swaps	Interest	Net unrealized (depreciation) appreciation on interest rate swaps	(23,945)	(7,367)	274
Credit default swaps	Credit	Net unrealized depreciation on credit default swaps	—	—	(527)
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(23,729)	$(5,105)	$(291)

See end of tables for footnote.

American Funds Insurance Series	157

			Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	3,940	45,400	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	1,794	20,177	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	79
			$5,734	$65,577	$79

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	8,924	100,025	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	518	2,329	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	1,535
Futures contracts	Currency	Net unrealized depreciation*	—	—	2
			$9,442	$102,354	$1,537

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	2,523	8,053	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	1,073	4,258	—
Futures contracts	Equity	Net realized loss on futures contracts	—	—	(4,735)
Futures contracts	Currency	Net realized loss on futures contracts	—	—	(76)
			$3,596	$12,311	$(4,811)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized depreciation on interest rate swaps	(6,139)	(55,853)	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	1,276	17,848	—
Futures contracts	Equity	Net unrealized depreciation on futures contracts	—	—	(1,472)
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	57
			$(4,863)	$(38,005)	$(1,415)

158	American Funds Insurance Series

			Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	103	—	—
Futures contracts	Currency	Net unrealized appreciation*	721	23	23
			$824	$23	$23

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	1,323	1,712	1,474
Futures contracts	Currency	Net unrealized depreciation*	170	—	—
			$1,493	$1,712	$1,474

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(1,211)	(3,237)	(2,538)
Futures contracts	Currency	Net realized (loss) gain on futures contracts	(992)	14	(40)
			$(2,203)	$(3,223)	$(2,578)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized depreciation on futures contracts	(998)	(1,619)	(1,323)
Futures contracts	Currency	Net unrealized appreciation (depreciation) on futures contracts	495	1	(2)
			$(503)	$(1,618)	$(1,325)

See end of tables for footnote.

American Funds Insurance Series	159

Managed Risk Asset Allocation Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—
Interest rate swaps	Interest	Net unrealized appreciation*	—
Credit default swaps	Credit	Net unrealized appreciation*	—
Futures contracts	Interest	Net unrealized appreciation*	—
Futures contracts	Equity	Net unrealized appreciation*	—
Futures contracts	Currency	Net unrealized appreciation*	35
$35

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—
Forward currency	Currency	Payables for closed forward currency contracts	—
Interest rate swaps	Interest	Net unrealized depreciation*	—
Credit default swaps	Credit	Net unrealized depreciation*	—
Futures contracts	Interest	Net unrealized depreciation*	—
Futures contracts	Equity	Net unrealized depreciation*	2,200
Futures contracts	Currency	Net unrealized depreciation*	—
$2,200

Net realized loss	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—
Futures contracts	Interest	Net realized gain on futures contracts	—
Futures contracts	Equity	Net realized loss on futures contracts	(27,934)
Futures contracts	Currency	Net realized loss on futures contracts	(310)
$(28,244)

Net unrealized depreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—
Futures contracts	Equity	Net unrealized depreciation on futures contracts	(626)
Futures contracts	Currency	Net unrealized depreciation on futures contracts	(13)
$(639)

*	Includes cumulative appreciation/depreciation on interest rate swaps, credit default swaps and/or futures contracts as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

160	American Funds Insurance Series

Collateral — Funds that invest in forward currency contracts, interest rate swaps, credit default swaps, futures contracts and/or future delivery contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2016 if close-out netting was exercised (dollars in thousands):

Global Growth Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Liabilities:
Bank of America, N.A.	$360	$—	$(287)	$—	$73

Global Small Capitalization Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Barclays Bank PLC	$161	$(134)	$—	$—	$27
Citibank	1,327	—	(1,327)	—	—
HSBC Bank	2,861	(69)	(2,689)	—	103
JPMorgan Chase	182	—	(182)	—	—
UBS AG	152	(152)	—	—	—
Total	$4,683	$(355)	$(4,198)	$—	$130
Liabilities:
Barclays Bank PLC	$134	$(134)	$—	$—	$—
HSBC Bank	69	(69)	—	—	—
UBS AG	152	(152)	—	—	—
Total	$355	$(355)	$—	$—	$—

See end of tables for footnote.

American Funds Insurance Series	161

International Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Barclays Bank PLC	$282	$(282)	$—	$—	$—
HSBC Bank	352	(78)	(274)	—	—
JPMorgan Chase	292	(40)	(252)	—	—
UBS AG	3,809	(91)	(3,636)	—	82
Total	$4,735	$(491)	$(4,162)	$—	$82
Liabilities:
Bank of America, N.A.	$960	$—	$(581)	$—	$379
Barclays Bank PLC	3,516	(282)	(3,123)	—	111
Citibank	36	—	—	—	36
HSBC Bank	78	(78)	—	—	—
JPMorgan Chase	40	(40)	—	—	—
UBS AG	91	(91)	—	—	—
Total	$4,721	$(491)	$(3,704)	$—	$526

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Citibank	$3	$(3)	$—	$—	$—
HSBC Bank	23	—	—	—	23
JPMorgan Chase	38	(38)	—	—	—
Total	$64	$(41)	$—	$—	$23
Liabilities:
Bank of America, N.A.	$73	$—	$—	$—	$73
Citibank	36	(3)	—	—	33
JPMorgan Chase	43	(38)	—	—	5
UBS AG	22	—	—	—	22
Total	$174	$(41)	$—	$—	$133

Global Growth and Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$498	$(33)	$(465)	$—	$—
Citibank	150	—	—	—	150
Total	$648	$(33)	$(465)	$—	$150
Liabilities:
Bank of America, N.A.	$33	$(33)	$—	$—	$—
HSBC Bank	25	—	—	—	25
Total	$58	$(33)	$—	$—	$25

162	American Funds Insurance Series

Growth-Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Barclays Bank PLC	$449	$—	$(336)	$—	$113
HSBC Bank	444	—	(331)	—	113
JPMorgan Chase	447	—	—	—	447
UBS AG	444	—	(321)	—	123
Total	$1,784	$—	$(988)	$—	$796

International Growth and Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Liabilities:
Bank of America, N.A.	$221	$—	$—	$—	$221

Global Balanced Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Barclays Bank PLC	$122	$(8)	$—	$—	$114
Citibank	69	(30)	—	—	39
HSBC Bank	213	(26)	—	—	187
JPMorgan Chase	56	(56)	—	—	—
UBS AG	88	(30)	—	—	58
Total	$548	$(150)	$—	$—	$398
Liabilities:
Bank of America, N.A.	$32	$—	$—	$—	$32
Bank of New York Mellon	6	—	—	—	6
Barclays Bank PLC	8	(8)	—	—	—
Citibank	30	(30)	—	—	—
HSBC Bank	26	(26)	—	—	—
JPMorgan Chase	98	(56)	—	—	42
UBS AG	30	(30)	—	—	—
Total	$230	$(150)	$—	$—	$80

See end of tables for footnote.

American Funds Insurance Series	163

Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$624	$(624)	$—	$—	$—
Barclays Bank PLC	71	(1)	—	—	70
Citibank	1,086	—	(580)	—	506
HSBC Bank	1,096	—	(718)	—	378
UBS AG	531	(531)	—	—	—
Total	$3,408	$(1,156)	$(1,298)	$—	$954
Liabilities:
Bank of America, N.A.	$3,420	$(624)	$(2,617)	$—	$179
Barclays Bank PLC	1	(1)	—	—	—
JPMorgan Chase	296	—	—	—	296
UBS AG	781	(531)	(250)	—	—
Total	$4,498	$(1,156)	$(2,867)	$—	$475

Global Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$491	$(490)	$—	$—	$1
Barclays Bank PLC	1,189	(1,088)	(101)	—	—
Citibank	1,478	(1,011)	(467)	—	—
HSBC Bank	4,369	(1,237)	(3,132)	—	—
JPMorgan Chase	1,195	(1,195)	—	—	—
UBS AG	1,651	(625)	(1,026)	—	—
Total	$10,373	$5,646	$(4,726)	$—	$1
Liabilities:
Bank of America, N.A.	$490	$(490)	$—	$—	$—
Barclays Bank PLC	1,088	(1,088)	—	—	—
Citibank	1,011	(1,011)	—	—	—
HSBC Bank	1,237	(1,237)	—	—	—
JPMorgan Chase	1,929	(1,195)	(734)	—	—
UBS AG	625	(625)	—	—	—
Total	$6,380	$(5,646)	$(734)	$—	$—

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2016, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

164	American Funds Insurance Series

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2012. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2011. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund and Global Growth and Income Fund for tax years before 2009; Growth Fund and Growth-Income Fund for tax years before 2010; International Growth and Income Fund and Global Balanced Fund for tax years before 2011; and Asset Allocation Fund, Bond Fund and Global Bond Fund for tax years before 2015. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of recent rulings from European courts, some of the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; non-U.S. taxes on capital gains; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2015. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

American Funds Insurance Series	165

Additional tax basis disclosures are as follows (dollars in thousands):

		Global Small				Blue Chip
	Global	Capitalization		International	New World	Income and
	Growth Fund	Fund	Growth Fund	Fund	Fund	Growth Fund
As of December 31, 2015:
Undistributed ordinary income	$32,894	$11,421	$41,300	$11,250	$2,125	$89,456
Undistributed long-term capital gain	425,513	714,068	1,900,761	637,417	—	533,399
Capital loss carryforward:
No expiration	—	—	—	—	(72,641)	—
As of June 30, 2016:
Gross unrealized appreciation on investment securities	1,193,441	671,515	6,231,767	883,993	385,792	1,616,292
Gross unrealized depreciation on investment securities	(191,219)	(603,637)	(754,995)	(699,526)	(227,453)	(189,251)
Net unrealized appreciation (depreciation) on investment securities	1,002,222	67,878	5,476,772	184,467	158,339	1,427,041
Cost of investment securities	4,208,124	3,768,420	15,631,704	7,181,766	2,615,147	6,172,675

	Global		International	Capital	Asset	Global
	Growth and	Growth-	Growth and	Income	Allocation	Balanced
	Income Fund	Income Fund	Income Fund	Builder	Fund	Fund
As of December 31, 2015:
Undistributed ordinary income	$5,232	$199,886	$2,684	$21	$58,950	$—
Late year ordinary loss deferral*	—	—	—	—	—	(355)
Undistributed long-term capital gain	—	2,563,501	4,647	—	463,050	—
Post-October capital loss deferral*	(12,225)	—	—	—	—	(855)
Capital loss carryforward:
No expiration	—	—	—	(1,684)	—	—
Expiring 2017	(17,429)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—
	(17,726)	—	—	(1,684)	—	—

As of June 30, 2016:
Gross unrealized appreciation on investment securities	283,796	5,917,391	73,779	20,434	3,402,237	30,109
Gross unrealized depreciation on investment securities	(77,167)	(1,272,453)	(115,027)	(14,211)	(462,344)	(8,605)
Net unrealized appreciation (depreciation) on investment securities	206,629	4,644,938	(41,248)	6,223	2,939,893	21,504
Cost of investment securities	1,658,948	19,796,990	1,140,879	338,691	16,802,169	220,919

166	American Funds Insurance Series

						U.S.
						Government/
						AAA-Rated
		Global Bond	High-Income	Mortgage	Ultra-Short	Securities
	Bond Fund	Fund	Bond Fund	Fund	Bond Fund	Fund
As of December 31, 2015:
Undistributed ordinary income	$74,947	$—	$20,431	$4,155	$—	$51,560
Late year ordinary loss deferral*	—	(7,647)	—	—	—	—
Undistributed long-term capital gain	18,561	1,747	—	185	—	17,063
Post-October capital loss deferral*	—	(655)	—	—	—	—
Capital loss carryforward:
No expiration	—	—	(97,754)	—	—	—
Expiring 2017	—	—	(45,026)	—	—	—
	—	—	(142,780)	—	—	—

As of June 30, 2016:
Gross unrealized appreciation on investment securities	344,534	98,964	32,698	6,584	28	75,418
Gross unrealized depreciation on investment securities	(49,639)	(68,598)	(147,966)	(232)	(1)	(528)
Net unrealized appreciation (depreciation) on investment securities	294,895	30,366	(115,268)	6,352	27	74,890
Cost of investment securities	11,430,617	2,406,565	1,821,422	385,494	360,142	2,996,501

			Managed
		Managed	Risk Blue	Managed	Managed
	Managed	Risk	Chip	Risk	Risk Asset
	Risk Growth	International	Income and	Growth-	Allocation
	Fund	Fund	Growth Fund	Income Fund	Fund
As of December 31, 2015:
Undistributed ordinary income	$328	$839	$2,223	$1,328	$34,133
Undistributed long-term capital gain	14,998	2,179	5,911	8,464	93,485
As of June 30, 2016:
Gross unrealized appreciation on investment securities	—	—	—	—	—
Gross unrealized depreciation on investment securities	(25,699)	(18,829)	(14,464)	(22,879)	(81,939)
Net unrealized appreciation (depreciation) on investment securities	(25,699)	(18,829)	(14,464)	(22,879)	(81,939)
Cost of investment securities	192,747	104,647	201,815	157,957	3,160,306

*	These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$10,322	$126,735	$137,057	$34,454	$137,198	$171,652
Class 2	22,076	291,772	313,848	74,382	349,551	423,933
Class 4	510	7,147	7,657	1,272	4,175	5,447
Total	$32,908	$425,654	$458,562	$110,108	$490,924	$601,032

American Funds Insurance Series	167

Global Small Capitalization Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$4,976	$273,687	$278,663	$14,631	$107,277	$121,908
Class 2	6,472	433,806	440,278	24,973	183,098	208,071
Class 4	100	6,715	6,815	189	1,383	1,572
Total	$11,548	$714,208	$725,756	$39,793	$291,758	$331,551

Growth Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$15,245	$603,135	$618,380	$59,092	$1,460,328	$1,519,420
Class 2	25,371	1,244,603	1,269,974	88,259	3,114,763	3,203,022
Class 3	352	16,336	16,688	1,311	42,040	43,351
Class 4	600	36,779	37,379	2,709	9,375	12,084
Total	$41,568	$1,900,853	$1,942,421	$151,371	$4,626,506	$4,777,877

International Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$6,133	$296,124	$302,257	$63,527	$196,800	$260,327
Class 2	5,192	334,251	339,443	64,651	245,172	309,823
Class 3	40	2,445	2,485	540	2,060	2,600
Class 4	58	4,665	4,723	657	2,035	2,692
Total	$11,423	$637,485	$648,908	$129,375	$446,067	$575,442

New World Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
						Total
			Total			dividends and
	Ordinary	Long-term	dividends	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$1,608	$—	$1,608	$33,998	$63,241	$97,239
Class 2	491	—	491	20,466	43,910	64,376
Class 4	65	—	65	2,315	4,736	7,051
Total	$2,164	$—	$2,164	$56,779	$111,887	$168,666

168	American Funds Insurance Series

Blue Chip Income and Growth Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$49,881	$292,080	$341,961	$104,537	$336,268	$440,805
Class 2	38,963	236,696	275,659	88,048	328,339	416,387
Class 4	817	4,933	5,750	650	1,651	2,301
Total	$89,661	$533,709	$623,370	$193,235	$666,258	$859,493

Global Growth and Income Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
	Ordinary	Long-term	dividends	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$1,361	$—	$1,361	$6,244	$—	$6,244
Class 2	3,873	—	3,873	30,016	—	30,016
Class 4	27	—	27	79	—	79
Total	$5,261	$—	$5,261	$36,339	$—	$36,339

Growth-Income Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$94,265	$1,172,061	$1,266,326	$211,212	$1,523,989	$1,735,201
Class 2	101,489	1,329,722	1,431,211	227,897	1,955,599	2,183,496
Class 3	1,258	16,262	17,520	2,968	24,839	27,807
Class 4	3,347	45,834	49,181	5,428	7,004	12,432
Total	$200,359	$2,563,879	$2,764,238	$447,505	$3,511,431	$3,958,936

International Growth and Income Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$2,107	$3,459	$5,566	$17,822	$15,393	$33,215
Class 2	540	1,080	1,620	5,743	5,535	11,278
Class 4	63	149	212	671	578	1,249
Total	$2,710	$4,688	$7,398	$24,236	$21,506	$45,742

Capital Income Builder

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
	Ordinary	Long-term	dividends	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$1,652	$—	$1,652	$1,286	$—	$1,286
Class 2	— *	—	— *	— *	—	— *
Class 4	2,592	—	2,592	3,002	—	3,002
Total	$4,244	$—	$4,244	$4,288	$—	$4,288

See end of tables for footnote.

American Funds Insurance Series	169

Asset Allocation Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$38,474	$280,306	$318,780	$310,613	$785,247	$1,095,860
Class 2	14,389	120,303	134,692	126,004	335,062	461,066
Class 3	106	859	965	927	2,404	3,331
Class 4	6,409	61,673	68,082	36,628	4,226	40,854
Total	$59,378	$463,141	$522,519	$474,172	$1,126,939	$1,601,111

Global Balanced Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
						Total
			Total			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$—	$—	$—	$596	$605	$1,201
Class 2	—	—	—	1,802	2,359	4,161
Class 4	—	—	—	5	4	9
Total	$—	$—	$—	$2,403	$2,968	$5,371

Bond Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$46,350	$11,305	$57,655	$195,551	$20,064	$215,615
Class 2	28,742	7,465	36,207	141,408	16,478	157,886
Class 4	569	150	719	1,556	156	1,712
Total	$75,661	$18,920	$94,581	$338,515	$36,698	$375,213

Global Bond Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
						Total
			Total			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$1,163	$872	$2,035	$21,903	$12,052	$33,955
Class 2	1,230	923	2,153	23,532	13,266	36,798
Class 4	11	8	19	81	46	127
Total	$2,404	$1,803	$4,207	$45,516	$25,364	$70,880

High-Income Bond Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
	Ordinary	Long-term	dividends	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$11,106	$—	$11,106	$65,080	$—	$65,080
Class 2	9,108	—	9,108	48,382	—	48,382
Class 3	146	—	146	742	—	742
Class 4	128	—	128	83	—	83
Total	$20,488	$—	$20,488	$114,287	$—	$114,287

170	American Funds Insurance Series

Mortgage Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$3,320	$152	$3,472	$7,999	$—	$7,999
Class 2	740	35	775	1,499	—	1,499
Class 4	115	6	121	168	—	168
Total	$4,175	$193	$4,368	$9,666	$—	$9,666

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$24,402	$7,982	$32,384	$35,624	$1,712	$37,336
Class 2	25,935	8,728	34,663	35,376	1,904	37,280
Class 3	181	60	241	253	13	266
Class 4	1,091	371	1,462	821	26	847
Total	$51,609	$17,141	$68,750	$72,074	$3,655	$75,729

Managed Risk Growth Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$3	$57	$60	$—	$—	$—
Class P2	328	14,955	15,283	—	—	—
Total	$331	$15,012	$15,343	$—	$—	$—

Managed Risk International Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$2	$4	$6	$— *	$—	$— *
Class P2	841	2,181	3,022	14	—	14
Total	$843	$2,185	$3,028	$14	$—	$14

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$3	$9	$12	$1	$—	$1
Class P2	2,234	5,915	8,149	529	—	529
Total	$2,237	$5,924	$8,161	$530	$—	$530

See end of tables for footnote.

American Funds Insurance Series	171

Managed Risk Growth-Income Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$11	$64	$75	$3	$—	$3
Class P2	1,320	8,401	9,721	64	—	64
Total	$1,331	$8,465	$9,796	$67	$—	$67

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$11,051	$29,417	$40,468	$9,630	$8,843	$18,473
Class P2	23,237	64,161	87,398	28,454	39,547	68,001
Total	$34,288	$93,578	$127,866	$38,084	$48,390	$86,474

*	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. Effective January 1, 2016, CRMC reduced the investment advisory services fee from an annual rate of 0.250% of average daily net assets to 0.150% of average daily net assets for the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — The series’ board of trustees approved an amended agreement for Asset Allocation Fund effective February 1, 2016, decreasing the annual rate on average daily net assets in excess of $21 billion to 0.240%. CRMC is waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2016, total investment advisory services fees waived by CRMC were $833,000.

172	American Funds Insurance Series

The range of rates and asset levels, and the current annualized rates of average net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the period ended June 30,	For the period ended June 30,
Fund	Beginning with	Ending with	Up to	In excess of	2016, before waiver	2016, after waiver
Global Growth Fund	0.690%	0.460%	$0.6	$5.0	0.528%	0.528%
Global Small Capitalization Fund	0.800	0.635	0.6	5.0	0.700	0.700
Growth Fund	0.500	0.280	0.6	34.0	0.331	0.331
International Fund	0.690	0.430	0.5	21.0	0.503	0.503
New World Fund	0.850	0.620	0.5	2.5	0.725	0.725
Blue Chip Income and Growth Fund	0.500	0.360	0.6	6.5	0.397	0.397
Global Growth and Income Fund	0.690	0.480	0.6	3.0	0.604	0.604
Growth-Income Fund	0.500	0.219	0.6	34.0	0.270	0.270
International Growth and Income Fund	0.690	0.530	0.5	1.0	0.640	0.640
Capital Income Builder Fund	0.500		all		0.500	0.500
Asset Allocation Fund	0.500	0.240	0.6	21.0	0.275	0.275
Global Balanced Fund	0.660	0.510	0.5	1.0	0.660	0.660
Bond Fund	0.480	0.330	0.6	8.0	0.364	0.364
Global Bond Fund	0.570	0.450	1.0	3.0	0.531	0.531
High-Income Bond Fund	0.500	0.420	0.6	2.0	0.465	0.465
Mortgage Fund	0.420	0.290	0.6	3.0	0.420	0.420
Ultra-Short Bond Fund	0.320	0.270	1.0	2.0	0.320	0.320
U.S. Government/AAA-Rated Securities Fund	0.420	0.290	0.6	3.0	0.338	0.338
Managed Risk Growth Fund	0.150		all		0.150	0.100
Managed Risk International Fund	0.150		all		0.150	0.100
Managed Risk Blue Chip Income and Growth Fund	0.150		all		0.150	0.100
Managed Risk Growth-Income Fund	0.150		all		0.150	0.100
Managed Risk Asset Allocation Fund	0.150		all		0.150	0.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds’ share classes. The services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, each share class of each fund, except the managed risk funds, pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. For the

American Funds Insurance Series	173

managed risk funds, CRMC receives administrative services fees of 0.01% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2016, total expenses reimbursed by CRMC were $289,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$76
Class 2	4,392	—	176
Class 4	105	106	4
Total class-specific expenses	$4,497	$106	$256

Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$78
Class 2	2,884	—	115
Class 4	42	42	2
Total class-specific expenses	$2,926	$42	$195

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$324
Class 2	16,807	—	672
Class 3	160	—	9
Class 4	477	477	19
Total class-specific expenses	$17,444	$477	$1,024

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$166
Class 2	4,722	—	189
Class 3	26	—	2
Class 4	60	61	2
Total class-specific expenses	$4,808	$61	$359

New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$76
Class 2	1,134	—	45
Class 4	227	227	9
Total class-specific expenses	$1,361	$227	$130

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$189
Class 2	3,991	—	160
Class 4	62	62	2
Total class-specific expenses	$4,053	$62	$351

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$18
Class 2	1,756	—	70
Class 4	8	8	1
Total class-specific expenses	$1,764	$8	$89

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$533
Class 2	15,382	—	615
Class 3	137	—	8
Class 4	509	509	20
Total class-specific expenses	$16,028	$509	$1,176

174	American Funds Insurance Series

International Growth and Income Fund

			Insurance
	Distribution		administrative	Administrative
Share class	services		services	services
Class 1	$—		$—	$36
Class 2	307		—	12
Class 4	41		41	2
Total class-specific expenses	$348		$41	$50

Capital Income Builder

			Insurance
	Distribution		administrative	Administrative
Share class	services		services	services
Class 1	$—		$—	$5
Class 2	—	*	—	—
Class 4	225		225	9
Total class-specific expenses	$225		$225	$14

Asset Allocation Fund

			Insurance
	Distribution		administrative	Administrative
Share class	services		services	services
Class 1	$—		$—	$554
Class 2	6,081		—	243
Class 3	32		—	2
Class 4	3,026		3,026	121
Total class-specific expenses	$9,139		$3,026	$920

Global Balanced Fund

			Insurance
	Distribution		administrative	Administrative
Share class	services		services	services
Class 1	$—		$—	$3
Class 2	212		—	8
Class 4	3		3	—	*
Total class-specific expenses	$215		$3	$11

Bond Fund

			Insurance
	Distribution		administrative	Administrative
Share class	services		services	services
Class 1	$—		$—	$295
Class 2	5,108		—	204
Class 4	91		90	4
Total class-specific expenses	$5,199		$90	$503

Global Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$54
Class 2	1,485	—	59
Class 4	10	10	1
Total class-specific expenses	$1,495	$10	$114

High-Income Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$47
Class 2	954	—	38
Class 3	11	—	1
Class 4	7	8	—	*
Total class-specific expenses	$972	$8	$86

Mortgage Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$13
Class 2	80	—	3
Class 4	15	16	1
Total class-specific expenses	$95	$16	$17

Ultra-Short Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$2
Class 2	385	—	15
Class 3	5	—	—	*
Class 4	16	16	1
Total class-specific expenses	$406	$16	$18

U.S. Government/AAA-Rated Securities Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$71
Class 2	1,943	—	78
Class 3	10	—	—	*
Class 4	81	81	3
Total class-specific expenses	$2,034	$81	$152

See end of tables for footnote.

American Funds Insurance Series	175

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	190	190
Total class-specific expenses	$190	$190

Managed Risk International Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	107	107
Total class-specific expenses	$107	$107

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	199	199
Total class-specific expenses	$199	$199

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$1
Class P2	158	158
Total class-specific expenses	$158	$159

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$1,037
Class P2	2,474	2,474
Total class-specific expenses	$2,474	$3,511

*  Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$22		$1		$23
Global Small Capitalization Fund	16		1		17
Growth Fund	87		3		90
International Fund	30		1		31
New World Fund	11		1		12
Blue Chip Income and Growth Fund	29		1		30
Global Growth and Income Fund	7		—	*	7
Growth-Income Fund	99		3		102
International Growth and Income Fund	4		—	*	4
Capital Income Builder	1		—	*	1
Asset Allocation Fund	76		3		79
Global Balanced Fund	1		—	*	1
Bond Fund	41		1		42
Global Bond Fund	9		—	*	9
High-Income Bond Fund	7		—	*	7
Mortgage Fund	1		—	*	1
Ultra-Short Bond Fund	1		—	*	1
U.S. Government/AAA-Rated Securities Fund	13		—	*	13
Managed Risk Growth Fund	1		—	*	1
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Blue Chip Income and Growth Fund	1		—	*	1
Managed Risk Growth-Income Fund	1		—	*	1
Managed Risk Asset Allocation Fund	11		—	*	11

*	Amount less than one thousand.

176	American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2016, such purchase and sale transactions occurred between Global Growth Fund and related funds in the amounts of $652,454,000 and $819,688,000, respectively.

8. Committed line of credit

Global Small Capitalization Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $500 million credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. During the period, neither fund borrowed on this line of credit.

American Funds Insurance Series	177

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$108,950	4,449	$137,056	5,951	$(117,777)	(4,763)	$128,229	5,637
Class 2	54,049	2,228	313,848	13,753	(198,489)	(8,096)	169,408	7,885
Class 4	17,945	740	7,657	336	(17,169)	(708)	8,433	368
Total net increase (decrease)	$180,944	7,417	$458,561	20,040	$(333,435)	(13,567)	$306,070	13,890

Year ended December 31, 2015
Class 1	$242,608	8,797	$171,652	6,332	$(284,375)	(10,186)	$129,885	4,943
Class 2	63,278	2,321	423,933	15,756	(513,101)	(18,595)	(25,890)	(518)
Class 4	80,540	2,928	5,447	203	(10,490)	(389)	75,497	2,742
Total net increase (decrease)	$386,426	14,046	$601,032	22,291	$(807,966)	(29,170)	$179,492	7,167

Global Small Capitalization Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$87,982	4,003	$278,663	14,598	$(227,864)	(9,895)	$138,781	8,706
Class 2	35,976	1,678	440,277	23,696	(116,372)	(5,219)	359,881	20,155
Class 4	8,676	397	6,815	364	(4,501)	(211)	10,990	550
Total net increase (decrease)	$132,634	6,078	$725,755	38,658	$(348,737)	(15,325)	$509,652	29,411

Year ended December 31, 2015
Class 1	$513,999	19,169	$121,908	4,341	$(211,242)	(7,700)	$424,665	15,810
Class 2	80,928	3,206	208,071	7,558	(354,071)	(13,220)	(65,072)	(2,456)
Class 4	29,896	1,122	1,572	57	(6,551)	(252)	24,917	927
Total net increase (decrease)	$624,823	23,497	$331,551	11,956	$(571,864)	(21,172)	$384,510	14,281

Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$254,509	3,981	$616,334	9,912	$(373,808)	(5,719)	$497,035	8,174
Class 2	97,736	1,528	1,269,974	20,550	(835,655)	(12,899)	532,055	9,179
Class 3	1,102	18	16,688	267	(12,803)	(199)	4,987	86
Class 4	36,211	570	37,379	609	(24,379)	(383)	49,211	796
Total net increase (decrease)	$389,558	6,097	$1,940,375	31,338	$(1,246,645)	(19,200)	$1,083,288	18,235

Year ended December 31, 2015
Class 1	$545,748	7,598	$1,516,077	22,116	$(1,366,376)	(18,624)	$695,449	11,090
Class 2	178,141	2,443	3,203,022	46,982	(2,197,881)	(29,528)	1,183,282	19,897
Class 3	783	11	43,350	629	(28,825)	(389)	15,308	251
Class 4	382,752	5,567	12,085	178	(12,814)	(184)	382,023	5,561
Total net increase (decrease)	$1,107,424	15,619	$4,774,534	69,905	$(3,605,896)	(48,725)	$2,276,062	36,799

178	American Funds Insurance Series

International Fund

	Sales*			Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$199,830	11,732		$302,258	19,034	$(158,313)	(9,159)	$343,775	21,607
Class 2	119,738	7,078		339,443	21,470	(199,625)	(11,558)	259,556	16,990
Class 3	3	—	†	2,485	156	(3,014)	(176)	(526)	(20)
Class 4	13,143	778		4,722	301	(3,984)	(236)	13,881	843
Total net increase (decrease)	$332,714	19,588		$648,908	40,961	$(364,936)	(21,129)	$616,686	39,420

Year ended December 31, 2015
Class 1	$613,096	30,399		$260,327	13,102	$(308,218)	(15,161)	$565,205	28,340
Class 2	243,300	12,263		309,824	15,584	(460,836)	(22,675)	92,288	5,172
Class 3	591	29		2,600	130	(5,955)	(292)	(2,764)	(133)
Class 4	37,705	1,848		2,691	136	(6,576)	(332)	33,820	1,652
Total net increase (decrease)	$894,692	44,539		$575,442	28,952	$(781,585)	(38,460)	$688,549	35,031

New World Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$152,463	8,122	$1,608	86	$(115,199)	(6,216)	$38,872	1,992
Class 2	19,890	1,097	491	27	(65,609)	(3,593)	(45,228)	(2,469)
Class 4	38,035	2,083	65	3	(5,680)	(315)	32,420	1,771
Total net increase (decrease)	$210,388	11,302	$2,164	116	$(186,488)	(10,124)	$26,064	1,294

Year ended December 31, 2015
Class 1	$250,385	12,453	$97,239	4,794	$(74,017)	(3,664)	$273,607	13,583
Class 2	52,944	2,691	64,376	3,193	(146,327)	(7,294)	(29,007)	(1,410)
Class 4	120,968	6,065	7,051	351	(7,843)	(403)	120,176	6,013
Total net increase (decrease)	$424,297	21,209	$168,666	8,338	$(228,187)	(11,361)	$364,776	18,186

Blue Chip Income and Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$338,238	25,928	$338,947	27,224	$(130,120)	(10,125)	$547,065	43,027
Class 2	19,292	1,498	275,658	22,375	(220,625)	(17,292)	74,325	6,581
Class 4	44,683	3,463	5,751	467	(7,663)	(599)	42,771	3,331
Total net increase (decrease)	$402,213	30,889	$620,356	50,066	$(358,408)	(28,016)	$664,161	52,939

Year ended December 31, 2015
Class 1	$452,522	32,801	$437,325	32,701	$(252,335)	(18,381)	$637,512	47,121
Class 2	32,390	2,382	416,386	31,379	(427,875)	(31,163)	20,901	2,598
Class 4	28,833	2,128	2,302	174	(5,348)	(390)	25,787	1,912
Total net increase (decrease)	$513,745	37,311	$856,013	64,254	$(685,558)	(49,934)	$684,200	51,631

See end of tables for footnotes.

American Funds Insurance Series	179

Global Growth and Income Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$145,461	12,035	$1,285	105	$(20,097)	(1,645)	$126,649	10,495
Class 2	13,812	1,143	3,873	316	(92,043)	(7,601)	(74,358)	(6,142)
Class 4	6,313	522	27	2	(1,399)	(116)	4,941	408
Total net increase (decrease)	$165,586	13,700	$5,185	423	$(113,539)	(9,362)	$57,232	4,761

Year ended December 31, 2015
Class 1	$123,370	9,539	$5,769	464	$(24,549)	(1,895)	$104,590	8,108
Class 2	31,965	2,464	30,016	2,406	(222,457)	(17,093)	(160,476)	(12,223)
Class 4	7,444	579	79	6	(4,032)	(318)	3,491	267
Total net increase (decrease)	$162,779	12,582	$35,864	2,876	$(251,038)	(19,306)	$(52,395)	(3,848)

Growth-Income Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$581,154	13,271	$1,261,227	30,590	$(378,230)	(8,506)	$1,464,151	35,355
Class 2	65,168	1,492	1,431,211	35,053	(722,682)	(16,413)	773,697	20,132
Class 3	918	21	17,520	425	(11,546)	(262)	6,892	184
Class 4	32,935	762	49,181	1,212	(18,045)	(414)	64,071	1,560
Total net increase (decrease)	$680,175	15,546	$2,759,139	67,280	$(1,130,503)	(25,595)	$2,308,811	57,231

Year ended December 31, 2015
Class 1	$1,314,853	26,814	$1,729,526	36,549	$(1,566,420)	(31,547)	$1,477,959	31,816
Class 2	145,682	2,979	2,183,497	46,507	(1,808,597)	(36,727)	520,582	12,759
Class 3	517	9	27,807	587	(26,339)	(533)	1,985	63
Class 4	400,638	8,616	12,432	270	(15,657)	(325)	397,413	8,561
Total net increase (decrease)	$1,861,690	38,418	$3,953,262	83,913	$(3,417,013)	(69,132)	$2,397,939	53,199

International Growth and Income Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$93,560	6,382	$5,566	387	$(1,727)	(119)	$97,399	6,650
Class 2	7,324	513	1,620	113	(12,156)	(837)	(3,212)	(211)
Class 4	4,095	283	212	14	(2,248)	(155)	2,059	142
Total net increase (decrease)	$104,979	7,178	$7,398	514	$(16,131)	(1,111)	$96,246	6,581

Year ended December 31, 2015
Class 1	$15,184	932	$33,215	2,124	$(9,326)	(556)	$39,073	2,500
Class 2	42,188	2,495	11,279	722	(19,855)	(1,216)	33,612	2,001
Class 4	17,667	1,083	1,248	81	(3,033)	(190)	15,882	974
Total net increase (decrease)	$75,039	4,510	$45,742	2,927	$(32,214)	(1,962)	$88,567	5,475

180	American Funds Insurance Series

Capital Income Builder

	Sales*			Reinvestments of dividends				Repurchases*		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2016
Class 1	$45,611	4,816		$1,652		173		$(7,275)	(786)	$39,988		4,203
Class 2	2	—	†	—	†	—	†	— †	— †	2		—	†
Class 4	58,358	6,148		2,592		272		(5,311)	(564)	55,639		5,856
Total net increase (decrease)	$103,971	10,964		$4,244		445		$(12,586)	(1,350)	$95,629		10,059

Year ended December 31, 2015
Class 1	$61,778	6,412		$1,286		136		$(1,229)	(132)	$61,835		6,416
Class 2	—	—		—	†	—	†	—	—	—	†	—	†
Class 4	111,713	11,396		3,002		315		(5,308)	(549)	109,407		11,162
Total net increase (decrease)	$173,491	17,808		$4,288		451		$(6,537)	(681)	$171,242		17,578

Asset Allocation Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$646,741	31,583	$318,780	15,334	$(200,241)	(9,770)	$765,280	37,147
Class 2	66,976	3,286	134,692	6,539	(265,129)	(13,069)	(63,461)	(3,244)
Class 3	570	27	965	46	(2,051)	(100)	(516)	(27)
Class 4	114,246	5,626	68,082	3,316	(54,172)	(2,716)	128,156	6,226
Total net increase (decrease)	$828,533	40,522	$522,519	25,235	$(521,593)	(25,655)	$829,459	40,102

Year ended December 31, 2015
Class 1	$1,535,220	71,399	$1,095,859	52,092	$(2,848,179)	(133,856)	$(217,100)	(10,365)
Class 2	124,804	5,833	461,066	22,110	(682,572)	(32,022)	(96,702)	(4,079)
Class 3	856	40	3,331	159	(4,803)	(223)	(616)	(24)
Class 4	2,429,290	115,496	40,855	1,991	(12,761)	(607)	2,457,384	116,880
Total net increase (decrease)	$4,090,170	192,768	$1,601,111	76,352	$(3,548,315)	(166,708)	$2,142,966	102,412

Global Balanced Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$11,434	1,066	$—	—	$(960)	(88)	$10,474	978
Class 2	9,821	904	—	—	(8,905)	(836)	916	68
Class 4	4,168	390	—	—	(211)	(20)	3,957	370
Total net increase (decrease)	$25,423	2,360	$—	—	$(10,076)	(944)	$15,347	1,416

Year ended December 31, 2015
Class 1	$16,784	1,513	$1,201	111	$(5,668)	(512)	$12,317	1,112
Class 2	15,210	1,360	4,161	386	(21,309)	(1,924)	(1,938)	(178)
Class 4	659	60	9	1	(1)	— †	667	61
Total net increase (decrease)	$32,653	2,933	$5,371	498	$(26,978)	(2,436)	$11,046	995

See end of tables for footnotes.

American Funds Insurance Series	181

Bond Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$594,756	53,787	$57,082	5,143	$(257,822)	(23,636)	$394,016	35,294
Class 2	67,010	6,159	36,207	3,303	(275,636)	(25,511)	(172,419)	(16,049)
Class 4	30,809	2,828	719	65	(6,669)	(610)	24,859	2,283
Total net increase (decrease)	$692,575	62,774	$94,008	8,511	$(540,127)	(49,757)	$246,456	21,528

Year ended December 31, 2015
Class 1	$1,036,298	93,861	$213,571	19,839	$(300,859)	(27,378)	$949,010	86,322
Class 2	110,070	10,143	157,887	14,830	(551,976)	(50,779)	(284,019)	(25,806)
Class 4	43,727	4,005	1,711	160	(13,279)	(1,216)	32,159	2,949
Total net increase (decrease)	$1,190,095	108,009	$373,169	34,829	$(866,114)	(79,373)	$697,150	63,465

Global Bond Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$100,631	8,721	$2,035	174	$(54,749)	(4,821)	$47,917	4,074
Class 2	12,812	1,114	2,153	185	(110,232)	(9,776)	(95,267)	(8,477)
Class 4	6,566	576	19	2	(1,771)	(156)	4,814	422
Total net increase (decrease)	$120,009	10,411	$4,207	361	$(166,752)	(14,753)	$(42,536)	(3,981)

Year ended December 31, 2015
Class 1	$165,830	14,553	$33,954	3,037	$(282,448)	(25,245)	$(82,664)	(7,655)
Class 2	33,635	2,962	36,798	3,309	(158,924)	(14,073)	(88,491)	(7,802)
Class 4	3,452	304	128	12	(1,543)	(134)	2,037	182
Total net increase (decrease)	$202,917	17,819	$70,880	6,358	$(442,915)	(39,452)	$(169,118)	(15,275)

High-Income Bond Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$25,744	2,746	$11,106	1,136	$(177,538)	(18,998)	$(140,688)	(15,116)
Class 2	12,012	1,324	9,108	945	(59,374)	(6,367)	(38,254)	(4,098)
Class 3	1,712	187	146	15	(2,335)	(248)	(477)	(46)
Class 4	16,896	1,662	128	12	(7,420)	(717)	9,604	957
Total net increase (decrease)	$56,364	5,919	$20,488	2,108	$(246,667)	(26,330)	$(169,815)	(18,303)

Year ended December 31, 2015
Class 1	$223,032	21,529	$65,080	6,936	$(148,108)	(14,222)	$140,004	14,243
Class 2	32,524	3,169	48,382	5,222	(137,078)	(13,259)	(56,172)	(4,868)
Class 3	2,044	194	742	79	(5,538)	(528)	(2,752)	(255)
Class 4	16,932	1,527	83	8	(16,023)	(1,447)	992	88
Total net increase (decrease)	$274,532	26,419	$114,287	12,245	$(306,747)	(29,456)	$82,072	9,208

182	American Funds Insurance Series

Mortgage Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$19,668	1,818	$3,473	324	$(22,478)	(2,088)	$663	54
Class 2	13,683	1,276	775	73	(10,632)	(989)	3,826	360
Class 4	11,758	1,102	120	11	(12,185)	(1,143)	(307)	(30)
Total net increase (decrease)	$45,109	4,196	$4,368	408	$(45,295)	(4,220)	$4,182	384

Year ended December 31, 2015
Class 1	$41,987	3,898	$7,999	754	$(67,729)	(6,313)	$(17,743)	(1,661)
Class 2	10,830	1,011	1,499	142	(5,502)	(512)	6,827	641
Class 4	15,842	1,482	168	16	(4,875)	(457)	11,135	1,041
Total net increase (decrease)	$68,659	6,391	$9,666	912	$(78,106)	(7,282)	$219	21

Ultra-Short Bond Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$7,395	657	$—	—	$(8,547)	(759)	$(1,152)	(102)
Class 2	71,334	6,485	—	—	(65,236)	(5,931)	6,098	554
Class 3	1,996	180	—	—	(3,102)	(279)	(1,106)	(99)
Class 4	8,089	725	—	—	(12,780)	(1,146)	(4,691)	(421)
Total net increase (decrease)	$88,814	8,047	$—	—	$(89,665)	(8,115)	$(851)	(68)

Year ended December 31, 2015
Class 1	$19,088	1,694	$—	—	$(28,360)	(2,517)	$(9,272)	(823)
Class 2	133,190	12,075	—	—	(161,001)	(14,591)	(27,811)	(2,516)
Class 3	4,437	398	—	—	(5,921)	(532)	(1,484)	(134)
Class 4	30,215	2,699	—	—	(21,575)	(1,926)	8,640	773
Total net increase (decrease)	$186,930	16,866	$—	—	$(216,857)	(19,566)	$(29,927)	(2,700)

U.S. Government/AAA-Rated Securities Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$49,064	3,903	$32,384	2,606	$(70,689)	(5,660)	$10,759	849
Class 2	38,187	3,061	34,662	2,818	(96,947)	(7,813)	(24,098)	(1,934)
Class 3	979	78	242	19	(1,400)	(111)	(179)	(14)
Class 4	46,742	3,765	1,462	119	(27,975)	(2,242)	20,229	1,642
Total net increase (decrease)	$134,972	10,807	$68,750	5,562	$(197,011)	(15,826)	$6,711	543

Year ended December 31, 2015
Class 1	$70,484	5,630	$37,336	3,026	$(397,508)	(31,768)	$(289,688)	(23,112)
Class 2	24,610	1,988	37,280	3,053	(190,136)	(15,348)	(128,246)	(10,307)
Class 3	1,477	118	266	21	(3,640)	(290)	(1,897)	(151)
Class 4	50,075	4,027	847	69	(25,031)	(2,017)	25,891	2,079
Total net increase (decrease)	$146,646	11,763	$75,729	6,169	$(616,315)	(49,423)	$(393,940)	(31,491)

See end of tables for footnotes.

American Funds Insurance Series	183

Managed Risk Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$279	26	$60	6	$(82)	(8)	$257	24
Class P2	32,390	3,000	15,283	1,507	(5,517)	(508)	42,156	3,999
Total net increase (decrease)	$32,669	3,026	$15,343	1,513	$(5,599)	(516)	$42,413	4,023

Year ended December 31, 2015
Class P1	$308	27	$—	—	$(70)	(6)	$238	21
Class P2	74,489	6,445	—	—	(7,945)	(689)	66,544	5,756
Total net increase (decrease)	$74,797	6,472	$—	—	$(8,015)	(695)	$66,782	5,777

Managed Risk International Fund

	Sales*		Reinvestments of dividends and distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$38	4	$6		—	†	$(41)	(4)	$3	—	†
Class P2	14,456	1,594	3,022		346		(4,683)	(513)	12,795	1,427
Total net increase (decrease)	$14,494	1,598	$3,028		346		$(4,724)	(517)	$12,798	1,427

Year ended December 31, 2015
Class P1	$44	5	$—	†	—	†	$— †	— †	$44	5
Class P2	46,083	4,510	14		2		(2,628)	(265)	43,469	4,247
Total net increase (decrease)	$46,127	4,515	$14		2		$(2,628)	(265)	$43,513	4,252

Managed Risk Blue Chip Income and Growth Fund

	Sales*			Reinvestments of dividends and distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$60	6		$12	1		$(3)	— †	$69	7
Class P2	47,786	4,303		8,149	750		(6,208)	(560)	49,727	4,493
Total net increase (decrease)	$47,846	4,309		$8,161	751		$(6,211)	(560)	$49,796	4,500

Year ended December 31, 2015
Class P1	$2	—	†	$1	—	†	$(22)	(1)	$(19)	(1)
Class P2	70,110	6,160		529	48		(20,979)	(1,845)	49,660	4,363
Total net increase (decrease)	$70,112	6,160		$530	48		$(21,001)	(1,846)	$49,641	4,362

184	American Funds Insurance Series

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of dividends and distributions			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$431	39	$75	7		$(142)	(13)	$364	33
Class P2	20,438	1,865	9,721	930		(7,271)	(664)	22,888	2,131
Total net increase (decrease)	$20,869	1,904	$9,796	937		$(7,413)	(677)	$23,252	2,164

Year ended December 31, 2015
Class P1	$623	53	$3	—	†	$(17)	(1)	$609	52
Class P2	57,640	4,977	64	6		(7,010)	(604)	50,694	4,379
Total net increase (decrease)	$58,263	5,030	$67	6		$(7,027)	(605)	$51,303	4,431

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$242,574	20,918	$40,468	3,519	$(13,834)	(1,206)	$269,208	23,231
Class P2	150,281	12,978	87,398	7,607	(65,547)	(5,634)	172,132	14,951
Total net increase (decrease)	$392,855	33,896	$127,866	11,126	$(79,381)	(6,840)	$441,340	38,182

Year ended December 31, 2015
Class P1	$452,013	37,546	$18,473	1,532	$(10,594)	(913)	$459,892	38,165
Class P2	355,940	29,485	68,001	5,622	(161,379)	(13,400)	262,562	21,707
Total net increase (decrease)	$807,953	67,031	$86,474	7,154	$(171,973)	(14,313)	$722,454	59,872

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2016 (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$ 650,450	$550,989	$3,241,873	$1,236,387	$402,385	$805,631
Sales of investment securities*	819,688	714,085	4,297,569	1,052,064	308,670	824,179
Non-U.S. taxes paid on dividend income	5,076	1,592	5,059	7,307	2,097	896
Non-U.S. taxes paid on interest income	—	—	—	—	81	—
Non-U.S. taxes paid on realized gains	—	—	—	—	139	—
Non-U.S. taxes provided on unrealized gains	—	2,892	—	5,095	1,952	—
Dividends from affiliated issuers	—	—	1,709	—	—	—
Net realized (loss) gain from affiliated issuers	—	(10,556)	20,124	—	—	—

See end of tables for footnote.

American Funds Insurance Series	185

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund
Purchases of investment securities*	$606,501	$3,182,522	$246,854	$142,321	$8,746,136	$68,014
Sales of investment securities*	553,973	3,327,293	129,092	54,633	8,753,088	64,511
Non-U.S. taxes paid on dividend income	1,870	4,255	2,019	259	4,438	135
Non-U.S. taxes paid on interest income	—	—	48	—	—	7
Non-U.S. taxes paid on realized gains	8	—	2	—	—	1
Non-U.S. taxes provided on unrealized gains	32	122	25	—	108	3
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	—	—	—	—	—

						U.S.
			High-			Government/
		Global	Income		Ultra-Short	AAA-Rated
	Bond	Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$17,813,968	$1,744,500	$852,950	$1,652,548	$—	$5,463,071
Sales of investment securities*	17,288,914	1,704,205	897,232	1,634,050	—	5,724,865
Non-U.S. taxes paid on dividend income	—	—	—	—	—	—
Non-U.S. taxes paid on interest income	30	64	6	—	—	—
Non-U.S. taxes paid on realized gains	69	57	—	—	—	—
Non-U.S. taxes provided on unrealized gains	10	188	6	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	—	—	—	—	—

			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$48,041	$29,370	$62,201	$35,901	$382,443
Sales of investment securities*	13,046	12,387	10,770	11,369	13,027
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Non-U.S. taxes paid on interest income	—	—	—	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	351	150	682	395	8,997
Net realized (loss) gain from affiliated issuers	(2,658)	(3,209)	(721)	(1,685)	393

*	Excludes short-term securities and U.S. government obligations, if any.

11. Ownership concentration

At June 30, 2016, CRMC held aggregate ownership of 14% of the outstanding shares of Global Balanced Fund. The ownership represents the seed money invested in the fund when the fund began operations. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio and American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 11% and 28% of the outstanding shares of Global Balanced Fund and Capital Income Builder, respectively.

186	American Funds Insurance Series

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
6/30/16[2,3]	$26.39	$.18	$(1.08)	$(.90)	$(.08)	$(2.16)	$(2.24)	$23.25	(3.31)%[4]	$1,564.56%[5]				1.44%[5]
12/31/15	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626.55				.90
12/31/14	30.11	.31 [6]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558.55				1.08	[6]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508.55				1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466.56				1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277.55				1.37
Class 2:
6/30/16[2,3]	26.19	.14	(1.06)	(.92)	(.07)	(2.16)	(2.23)	23.04	(3.42)[4]	3,539.81			[5]	1.18	[5]
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817.80				.66
12/31/14	29.92	.24 [6]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992.80				.85	[6]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379.80				.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723.81				1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535.80				1.13
Class 4:
6/30/16[2,3]	26.16	.11	(1.06)	(.95)	(.06)	(2.16)	(2.22)	22.99	(3.54)[4]	88		1.06	[5]	.95	[5]
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
12/31/14	30.07	.07 [6]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26	[6]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[3,7]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27 [4,8]	—	[9]	.02	[4,8]	.04	[4,8]

Global Small Capitalization Fund

Class 1:
6/30/16[2,3]	$24.41	$.11	$(1.06)	$(.95)	$(.01)	$(4.35)	$(4.36)	$19.10	(3.85)%[4]	$1,501.74%[5]				.94%[5]
12/31/15	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706.73				.15
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411.74				.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241.74				.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019.75				.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795.74				.36
Class 2:
6/30/16[2,3]	23.90	.08	(1.04)	(.96)	—	(4.35)	(4.35)	18.59	(3.99)[4]	2,314.99			[5]	.69	[5]
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492.98				(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738.99				.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955.99				(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450.99				.10
Class 4:
6/30/16[2,3]	24.11	.05	(1.04)	(.99)	—	(4.35)	(4.35)	18.77	(4.08)[4]	36		1.24	[5]	.44	[5]
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[3,7]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80 [4,8]	—	[9]	.04	[4,8]	.04	[4,8]

See end of tables for footnotes.

American Funds Insurance Series	187

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/16[2,3]	$68.02	$.38		$.33	$.71	$(.16)	$(6.13)	$(6.29)	$62.44	1.08%[4]	$6,748.35%[5]			1.18%[5]
12/31/15	80.15	.64		5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796.35			.87
12/31/14	78.54	.88	[6]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118.35			1.12	[6]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003.35			.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116.35			1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426.34			.81
Class 2:
6/30/16[2,3]	67.69	.30		.32	.62	(.13)	(6.13)	(6.26)	62.05	.95 [4]	13,781.60		[5]	.93	[5]
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414.60			.62
12/31/14	77.94	.68	[6]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413.60			.87	[6]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334.60			.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911.60			.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701.59			.55
Class 3:
6/30/16[2,3]	68.37	.32		.32	.64	(.13)	(6.13)	(6.26)	62.75	.98 [4]	183.53		[5]	.99	[5]
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194.53			.69
12/31/14	78.62	.74	[6]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208.53			.94	[6]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216.53			.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189.53			.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189.52			.62
Class 4:
6/30/16[2,3]	67.26	.22		.31	.53	(.10)	(6.13)	(6.23)	61.56	.83 [4]	410.85		[5]	.69	[5]
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394.85			.42
12/31/14	78.32	.37	[6]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24.85			.47	[6]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5.85			.40
12/31/12[3,7]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [4,8]	— [9]	.02	[4,8]	.05	[4,8]

International Fund

Class 1:
6/30/16[2,3]	$18.08	$.21		$(.44)	$(.23)	$(.03)	$(1.55)	$(1.58)	$16.27	(1.08)%[4]	$3,436.54%[5]			2.40%[5]
12/31/15	20.35	.29		(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427.54			1.41
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282.54			1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324.54			1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618.54			1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314.53			2.03
Class 2:
6/30/16[2,3]	18.02	.18		(.43)	(.25)	(.02)	(1.55)	(1.57)	16.20	(1.18)[4]	3,850.79		[5]	2.14	[5]
12/31/15	20.29	.24		(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978.79			1.17
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374.79			1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916.79			1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465.79			1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210.78			1.81
Class 3:
6/30/16[2,3]	18.11	.19		(.43)	(.24)	(.03)	(1.55)	(1.58)	16.29	(1.17)[4]	28.72		[5]	2.19	[5]
12/31/15	20.38	.25		(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32.72			1.24
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38.72			1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46.72			1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44.72			1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43.71			1.90
Class 4:
6/30/16[2,3]	17.93	.16		(.43)	(.27)	(.02)	(1.55)	(1.57)	16.09	(1.33)[4]	55	1.04	[5]	1.94	[5]
12/31/15	20.23	.17		(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18	1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2	1.04		(.07)
12/31/12[3,7]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [4,8]	— [9]	.02	[4,8]	.05	[4,8]

188	American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund

Class 1:
6/30/16[2,3]	$18.87	$.14		$.31	$.45	$(.02)	$—	$(.02)	$19.30	2.38%[4]	$1,636.78%[5]				1.54%[5]
12/31/15	20.72	.19		(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562.79				.92
12/31/14	25.08	.29	[6]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433.78				1.23	[6]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388.78				1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140.79				1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826.78				1.62
Class 2:
6/30/16[2,3]	18.71	.11		.31	.42	(.01)	—	(.01)	19.12	2.25 [4]	935		1.03	[5]	1.27	[5]
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961		1.04		.68
12/31/14	24.88	.24	[6]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[6]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
Class 4:
6/30/16[2,3]	18.69	.10		.30	.40	(.01)	—	(.01)	19.08	2.12 [4]	208		1.29	[5]	1.09	[5]
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171		1.29		.39
12/31/14	24.99	.09	[6]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[6]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[3,7]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [4,8]	—	[9]	.04	[4,8]	.04	[4,8]

Blue Chip Income and Growth Fund

Class 1:
6/30/16[2,3]	$12.62	$.17		$1.06	$1.23	$(.05)	$(1.08)	$(1.13)	$12.72	10.01%[4]	$4,216.42%[5]				2.62%[5]
12/31/15	14.69	.31		(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638.41				2.23
12/31/14	13.12	.46	[6]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542.42				3.31	[6]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814.42				2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357.43				2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992.42				2.08
Class 2:
6/30/16[2,3]	12.51	.15		1.06	1.21	(.05)	(1.08)	(1.13)	12.59	9.89 [4]	3,331.67			[5]	2.37	[5]
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228.66				1.97
12/31/14	13.02	.44	[6]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722.67				3.14	[6]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755.67				2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382.68				2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340.67				1.83
Class 4:
6/30/16[2,3]	12.53	.13		1.07	1.20	(.05)	(1.08)	(1.13)	12.60	9.80 [4]	74.92			[5]	2.09	[5]
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32.91				1.75
12/31/14	13.12	.34	[6]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9.92				2.33	[6]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[9]	.86		1.39
12/31/12[3,7]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [4,8]	—	[9]	.02	[4,8]	.10	[4,8]

See end of tables for footnotes.

American Funds Insurance Series	189

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth and Income Fund

Class 1:
6/30/16[2,3]	$12.35	$.24		$(.01)	$.23	$(.04)	$—	$(.04)	$12.54	1.87%[4]	$430.63%[5]			3.89%[5]
12/31/15	12.78	.26		(.40)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293.64			2.04
12/31/14	12.53	.43	[6]	.31	.74	(.49)	—	(.49)	12.78	6.00	200.63			3.34	[6]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206.62			3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180.62			2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161.61			2.86
Class 2:
6/30/16[2,3]	12.33	.14		.07	.21	(.03)	—	(.03)	12.51	1.74 [4]	1,423.88		[5]	2.28	[5]
12/31/15	12.75	.24		(.41)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479.89			1.84
12/31/14	12.51	.41	[6]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685.88			3.22	[6]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822.87			3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837.87			2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839.86			2.60
Class 4:
6/30/16[2,3]	12.26	.14		.06	.20	(.04)	—	(.04)	12.42	1.60 [4]	10	1.13	[5]	2.30	[5]
12/31/15	12.71	.19		(.39)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5	1.14		1.46
12/31/14	12.50	.30	[6]	.37	.67	(.46)	—	(.46)	12.71	5.41	1	1.13		2.30	[6]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1	1.12		2.27
12/31/12[3,7]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [4,8]	— [9]	.03	[4,8]	.08	[4,8]

Growth-Income Fund

Class 1:
6/30/16[2,3]	$45.40	$.41		$1.01	$1.42	$(.14)	$(5.12)	$(5.26)	$41.56	3.23%[4]	$11,309.29%[5]			1.85%[5]
12/31/15	52.76	.79		.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747.29			1.59
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812.29			1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857.29			1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782.29			1.79
12/31/11	34.47	.61		(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496.28			1.77
Class 2:
6/30/16[2,3]	45.04	.35		1.01	1.36	(.12)	(5.12)	(5.24)	41.16	3.12 [4]	12,612.54		[5]	1.60	[5]
12/31/15	52.41	.66		.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895.54			1.34
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337.54			1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980.54			1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403.54			1.53
12/31/11	34.25	.52		(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235.53			1.52
Class 3:
6/30/16[2,3]	45.46	.37		1.02	1.39	(.13)	(5.12)	(5.25)	41.60	3.15 [4]	155.47		[5]	1.67	[5]
12/31/15	52.82	.70		.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161.47			1.41
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185.47			1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193.47			1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59	168.47			1.60
12/31/11	34.49	.55		(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172.46			1.59
Class 4:
6/30/16[2,3]	44.82	.29		1.01	1.30	(.11)	(5.12)	(5.23)	40.89	2.99 [4]	438.79		[5]	1.35	[5]
12/31/15	52.39	.58		.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410.79			1.25
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30.79			1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3.79			.96
12/31/12[3,7]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02 [4,8]	— [9]	.01	[4,8]	.03	[4,8]

190	American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Growth and Income Fund

Class 1:
6/30/16[2,3]	$14.72	$.31		$(.14)	$.17	$(.04)	$(.06)	$(.10)	$14.79	1.19%[4]	$808.68%[5]				4.27%[5]
12/31/15	16.27	.42		(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707.68				2.60
12/31/14	17.48	.58	[6]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740.68				3.32	[6]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696.69				2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84	203.74				2.50
12/31/11	15.25	.47		(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35.73				3.17
Class 2:
6/30/16[2,3]	14.68	.28		(.14)	.14	(.03)	(.06)	(.09)	14.73	1.08 [4]	252.93			[5]	3.96	[5]
12/31/15	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254.93				2.32
12/31/14	17.43	.56	[6]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248.93				3.21	[6]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257.94				2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50	225.99				2.77
12/31/11	15.21	.42		(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199.98				2.89
Class 4:
6/30/16[2,3]	14.63	.27		(.13)	.14	(.03)	(.06)	(.09)	14.68	.98 [4]	34		1.18	[5]	3.76	[5]
12/31/15	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
12/31/14	17.45	.26	[6]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[6]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[3,7]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62 [4,8]	—	[9]	.04	[4,8]	.07	[4,8]

Capital Income Builder

Class 1:
6/30/16[2,3]	$9.40	$.18		$.33	$.51	$(.15)	$—	$(.15)	$9.76	5.47%[4]	$124.54%[5]				3.90%[5]
12/31/15	9.81	.28		(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80.56				2.88
12/31/14[3,10]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [4]	20.56			[5]	2.87	[5]
Class 2:
6/30/16[2,3]	9.40	.18		.33	.51	(.15)	—	(.15)	9.76	5.47 [4,8]	—	[9]	.50	[5,8]	3.88	[5,8]
12/31/15	9.81	.31		(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[8]	—	[9]	.46	[8]	3.12	[8]
12/31/14[3,10]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [4,8]	—	[9]	.47	[5,8]	2.94	[5,8]
Class 4:
6/30/16[2,3]	9.38	.16		.33	.49	(.13)	—	(.13)	9.74	5.24 [4]	220		1.04	[5]	3.35	[5]
12/31/15	9.80	.25		(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55
12/31/14[3,10]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[4]	55		1.06	[5]	2.08	[5]

See end of tables for footnotes.

American Funds Insurance Series	191

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Asset Allocation Fund

Class 1:
6/30/16[2,3]	$20.62	$.21		$.76	$.97	$(.07)	$(.51)	$(.58)	$21.01	4.73%[4]		$11,898.30%[5]			2.07%[5]
12/31/15	22.23	.40		(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64		10,913.29			1.85
12/31/14	22.49	.44		.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66		11,997.30			1.95
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04		10,515.31			1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44		7,199.31			2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56		5,932.31			2.25
Class 2:
6/30/16[2,3]	20.45	.18		.75	.93	(.06)	(.51)	(.57)	20.81	4.58	[4]	5,029.55		[5]	1.81	[5]
12/31/15	22.06	.34		(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40		5,008.54			1.60
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40		5,494.55			1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69		5,760.56			1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19		5,225.56			1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30		5,151.56			1.99
Class 3:
6/30/16[2,3]	20.64	.19		.75	.94	(.06)	(.51)	(.57)	21.01	4.60	[4]	36.48		[5]	1.88	[5]
12/31/15	22.25	.36		(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46		36.47			1.67
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47		40.48			1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81		42.49			1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28		38.49			1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36		38.49			2.05
Class 4:
6/30/16[2,3]	20.40	.16		.74	.90	(.05)	(.51)	(.56)	20.74	4.45	[4]	2,583.80		[5]	1.57	[5]
12/31/15	22.11	.30		(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14		2,414.79			1.45
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16		32.80			1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89		1.79			1.22
12/31/12[3,7]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17	[4,8]	— [9]	.01	[4,8]	.08	[4,8]

Global Balanced Fund

Class 1:
6/30/16[2,3]	$10.74	$.11		$.27	$.38	$—	$—	$—	$11.12	3.54%[4]		$60.70%[5]			2.13%[5]
12/31/15	11.11	.20		(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)		47.72			1.80
12/31/14	11.37	.25	[6]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87		37.71			2.14	[6]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56		36.70			2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58		32.72			2.00
12/31/11[3,11]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)[4]		28.69		[5]	1.99	[5]
Class 2:
6/30/16[2,3]	10.72	.10		.27	.37	—	—	—	11.09	3.45	[4]	178.95		[5]	1.86	[5]
12/31/15	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)		171.97			1.60
12/31/14	11.35	.22	[6]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63		179.96			1.88	[6]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23		156.95			1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24		119.97			1.76
12/31/11[3,11]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)[4]		72.94		[5]	1.45	[5]
Class 4:
6/30/16[2,3]	10.69	.10		.25	.35	—	—	—	11.04	3.27	[4]	5	1.20	[5]	1.78	[5]
12/31/15	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)		1	1.34		.58
12/31/14	11.35	.24	[6]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88	[8]	— [9]	.67	[8]	2.07	[6,8]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49	[8]	— [9]	.71	[8]	1.98	[8]
12/31/12[3,7]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40	[4,8]	— [9]	.03	[4,8]	.05	[4,8]

192	American Funds Insurance Series

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Bond Fund

Class 1:
6/30/16[2,3]	$10.70	$.10	$.50	$.60	$(.06)	$(.04)	$(.10)	$11.20	5.64%[4]	$6,391.38%[5]				1.84%[5]
12/31/15	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731.38				1.95
12/31/14	10.73	.23	.37	.60	(.25)	— [12]	(.25)	11.08	5.59	4,977.39				2.03
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506.39				2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917.39				2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354.38				2.89
Class 2:
6/30/16[2,3]	10.58	.09	.49	.58	(.06)	(.04)	(.10)	11.06	5.46 [4]	4,145.63			[5]	1.59	[5]
12/31/15	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135.63				1.69
12/31/14	10.61	.20	.36	.56	(.22)	— [12]	(.22)	10.95	5.28	4,565.64				1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763.64				1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044.64				1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984.63				2.64
Class 4:
6/30/16[2,3]	10.61	.07	.50	.57	(.06)	(.04)	(.10)	11.08	5.34 [4]	87.88			[5]	1.34	[5]
12/31/15	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59.88				1.47
12/31/14	10.69	.16	.39	.55	(.23)	— [12]	(.23)	11.01	5.15	29.89				1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3.89				1.58
12/31/12[3,7]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[4,8]	—	[9]	.02	[4,8]	.10	[4,8]

Global Bond Fund

Class 1:
6/30/16[2,3]	$11.01	$.13	$.75	$.88	$—	$(.02)	$(.02)	$11.87	8.01%[4]	$1,161.57%[5]				2.24%[5]
12/31/15	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032.57				2.34
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194.57				2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093.56				2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959.56				2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619.56				2.97
Class 2:
6/30/16[2,3]	10.93	.11	.76	.87	—	(.02)	(.02)	11.78	7.97 [4]	1,202.82			[5]	1.99	[5]
12/31/15	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208.82				2.09
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386.82				2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496.81				2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664.81				2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639.81				2.75
Class 4:
6/30/16[2,3]	10.89	.10	.75	.85	—	(.02)	(.02)	11.72	7.82 [4]	11		1.07	[5]	1.75	[5]
12/31/15	11.70	.21	(.71)	(.50)	— [12]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[9]	.79		2.25
12/31/12[3,7]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[4,8]	—	[9]	.02	[4,8]	.11	[4,8]

See end of tables for footnotes.

American Funds Insurance Series	193

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1:
6/30/16[2,3]	$9.19	$.30		$.52	$.82	$(.12)	$—	$(.12)	$9.89	8.90%[4]	$945.49%[5]			6.46%[5]
12/31/15	10.54	.64		(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017.48			6.12
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017.48			5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856.48			6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894.48			7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787.47			7.70
Class 2:
6/30/16[2,3]	9.06	.29		.50	.79	(.11)	—	(.11)	9.74	8.77 [4]	783.74		[5]	6.20	[5]
12/31/15	10.41	.60		(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765.73			5.85
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929.73			5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061.73			6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135.73			7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064.72			7.44
Class 3:
6/30/16[2,3]	9.22	.30		.51	.81	(.11)	—	(.11)	9.92	8.84 [4]	12.67		[5]	6.27	[5]
12/31/15	10.57	.62		(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12.66			5.91
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16.66			5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19.66			6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21.66			7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21.65			7.51
Class 4:
6/30/16[2,3]	9.73	.30		.54	.84	(.12)	—	(.12)	10.45	8.61 [4]	11.99		[5]	5.87	[5]
12/31/15	11.05	.62		(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1.98			5.51
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	— [9]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	— [9]	.93		5.82
12/31/12[3,7]	11.80	.04		— [12]	.04	(.68)	—	(.68)	11.16	.34 [4,8]	— [9]	.02	[4,8]	.35	[4,8]

Mortgage Fund

Class 1:
6/30/16[2,3]	$10.61	$.07		$.24	$.31	$(.03)	$(.11)	$(.14)	$10.78	2.90%[4]	$277.44%[5]			1.38%[5]
12/31/15	10.70	.10		.13	.23	(.18)	(.14)	(.32)	10.61	2.09	272.45			.89
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54	292.45			1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198.44			.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87.45			.08
12/31/11[3,11]	10.00	—	[12]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55.42		[5]	.04	[5]
Class 2:
6/30/16[2,3]	10.59	.06		.23	.29	(.02)	(.11)	(.13)	10.75	2.77 [4]	64.69		[5]	1.13	[5]
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59.70			.65
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52.70			.91
12/31/13	10.46	—	[12]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49.69			(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49.70			(.16)
12/31/11[3,11]	10.00	(.02)		.48	.46	— [12]	(.10)	(.10)	10.36	4.60	22.67		[5]	(.25)[5]
Class 4:
6/30/16[2,3]	10.52	.04		.24	.28	(.02)	(.11)	(.13)	10.67	2.65 [4]	11.94		[5]	.83	[5]
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11.97			.37
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1.94			.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[8]	— [9]	.38	[8]	.23	[8]
12/31/12[3,7]	10.60	—	[12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [4,8]	— [9]	.02	[4,8]	.04	[4,8]

194	American Funds Insurance Series

		Loss from investment operations[1]
			Net (losses)									Ratio of
	Net asset	Net	gains on			Net asset				Ratio of		net income
	value,	investment	securities (both		Total from	value,		Net assets,		expenses		(loss)
	beginning	income	realized and		investment	end	Total	end of period		to average		to average
Period ended	of period	(loss)	unrealized)		operations	of period	return	(in millions)		net assets		net assets

Ultra-Short Bond Fund

Class 1:
6/30/16[2,3,13]	$11.26	$— [12]	$—	[12]	$— [12]	$11.26	.00%[4]	$38		.35%[5]		.06%[5]
12/31/15	11.28	(.03)	.01		(.02)	11.26	(.18)	39		.34		(.24)
12/31/14	11.31	(.03)	—		(.03)	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[12]	(.03)	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	11.34	(.18)	66		.34		(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	11.36	(.26)	75		.33		(.21)
Class 2:
6/30/16[2,3,13]	11.01	(.01)	—	[12]	(.01)	11.00	(.09)[4]	308		.60	[5]	(.19)[5]
12/31/15	11.06	(.05)	—	[12]	(.05)	11.01	(.45)	302		.59		(.49)
12/31/14	11.12	(.06)	—		(.06)	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[12]	(.05)	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[12]	(.05)	11.17	(.45)	459		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	11.22	(.53)	530		.58		(.47)
Class 3:
6/30/16[2,3,13]	11.11	(.01)	.01		—	11.11	.00 [4]	5		.53	[5]	(.13)[5]
12/31/15	11.16	(.05)	—	[12]	(.05)	11.11	(.45)	6		.52		(.42)
12/31/14	11.21	(.05)	—		(.05)	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[12]	(.05)	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	11.26	(.35)	11		.52		(.40)
12/31/11	11.34	(.04)	—	[12]	(.04)	11.30	(.35)	12		.51		(.40)
Class 4:
6/30/16[2,3,13]	11.17	(.03)	—	[12]	(.03)	11.14	(.27)[4]	11		.85	[5]	(.45)[5]
12/31/15	11.25	(.08)	—	[12]	(.08)	11.17	(.71)	16		.85		(.74)
12/31/14	11.30	(.09)	.04		(.05)	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[12]	(.04)	11.30	(.35)[8]	—	[9]	.37	[8]	(.32)[8]
12/31/12[3,7]	11.34	— [12]	—	[12]	— [12]	11.34	.00 [4,8]	—	[9]	.02	[4,8]	(.01)[4,8]

See end of tables for footnotes.

American Funds Insurance Series	195

Financial highlights (continued)

		(Loss) income from
		investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund

Class 1:
6/30/16[2,3]	$12.31	$.08	$.43	$.51	$(.04)	$(.25)	$(.29)	$12.53	4.03%[4]	$1,462		.35%[5]		1.21%[5]
12/31/15	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93	1,426		.35		1.02
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		1.83
Class 2:
6/30/16[2,3]	12.20	.06	.42	.48	(.03)	(.25)	(.28)	12.40	3.94 [4]	1,581		.60	[5]	.95	[5]
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579		.60		.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		1.59
Class 3:
6/30/16[2,3]	12.34	.06	.43	.49	(.03)	(.25)	(.28)	12.55	3.99 [4]	11		.53	[5]	1.01	[5]
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11		.53		.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		1.65
Class 4:
6/30/16[2,3]	12.22	.04	.44	.48	(.03)	(.25)	(.28)	12.42	3.91 [4]	68		.85	[5]	.72	[5]
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46		.85		.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[9]	.84		.68
12/31/12[3,7]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[4,8]	—	[9]	.02	[4,8]	.05	[4,8]

		(Loss) income from investment operations[1]			Dividends and distributions								Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]		Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments		to average net assets after waivers/ reimburse- ments[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk Growth Fund

Class P1:
6/30/16[2,3]	$11.49	$.01	$(.31)	$(.30)	$(.05)	$(1.01)	$(1.06)	$10.13	(2.68)%[4,8]		$1		.49%[5,8]		.33%[5,8]		.67%[5,8]		.18%[5,8]
12/31/15	11.37	.09	.03	.12	—	—	—	11.49	1.06	[8]	—	[9]	.53	[8]	.29	[8]	.63	[8]	.80	[8]
12/31/14	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[8]	—	[9]	.50	[8]	.32	[8]	.65	[8]	2.71	[8]
12/31/13[3,16]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05	[4,8]	—	[9]	.88	[5,8]	.25	[5,8]	.58	[5,8]	1.64	[5,8]
Class P2:
6/30/16[2,3]	11.43	(.01)	(.31)	(.32)	(.02)	(1.01)	(1.03)	10.08	(2.88)[4]		168		.79	[5]	.63	[5]	.97	[5]	(.16)[5]
12/31/15	11.35	.04	.04	.08	—	—	—	11.43	.71		146		.89		.66		1.00		.31
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,16]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94	[4,8]	28		1.05	[5,8]	.52	[5,8]	.85	[5,8]	1.69	[5,8]

196	American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions							Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]	Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments		to average net assets after waivers/ reimburse- ments[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk International Fund

Class P1:
6/30/16[2,3]	$9.48	$—	[12]	$(.32)	$(.32)	$(.12)	$(.22)	$(.34)	$8.82	(3.36)%[4,8]	$—	[9]	.40%[5,8]		.24%[5,8]		.75%[5,8]		.06%[5,8]
12/31/15	10.10	.18		(.80)	(.62)	— [12]	—	— [12]	9.48	(6.12)[8]	—	[9]	.45	[8]	.21	[8]	.72	[8]	1.75	[8]
12/31/14	10.82	.14		(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[8]	—	[9]	.50	[8]	.25	[8]	.76	[8]	1.33	[8]
12/31/13[3,16]	10.00	.13		.78	.91	(.09)	—	(.09)	10.82	9.08 [4,8]	—	[9]	1.05	[5,8]	.23	[5,8]	.73	[5,8]	1.92	[5,8]
Class P2:
6/30/16[2,3]	9.43	(.01)		(.34)	(.35)	(.09)	(.22)	(.31)	8.77	(3.71)[4]	90		.79	[5]	.63	[5]	1.14	[5]	(.27)[5]
12/31/15	10.09	.13		(.79)	(.66)	— [12]	—	— [12]	9.43	(6.52)	83		.90		.66		1.17		1.30
12/31/14	10.82	.16		(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)	46		.91		.67		1.18		1.51
12/31/13[3,16]	10.00	.18		.72	.90	(.08)	—	(.08)	10.82	8.99 [4,8]	17		1.19	[5,8]	.44	[5,8]	.94	[5,8]	2.66	[5,8]

Managed Risk Blue Chip Income and Growth Fund

Class P1:
6/30/16[2,3]	$10.80	$.03		$.70	$.73	$(.15)	$(.37)	$(.52)	$11.01	6.74%[4,8]	$—	[9]	.42%[5,8]		.26%[5,8]		.67%[5,8]		.53%[5,8]
12/31/15	11.70	.19		(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[8]	—	[9]	.50	[8]	.27	[8]	.66	[8]	1.64	[8]
12/31/14	11.05	.40		.55	.95	(.30)	—	(.30)	11.70	8.58 [8]	—	[9]	.50	[8]	.31	[8]	.70	[8]	3.43	[8]
12/31/13[3,16]	10.00	.20		1.01	1.21	(.16)	—	(.16)	11.05	12.16 [4,8]	—	[9]	.84	[5,8]	.24	[5,8]	.64	[5,8]	2.80	[5,8]
Class P2:
6/30/16[2,3]	10.76	.01		.69	.70	(.14)	(.37)	(.51)	10.95	6.52 [4]	189		.79	[5]	.63	[5]	1.04	[5]	.23	[5]
12/31/15	11.67	.18		(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137		.89		.66		1.05		1.57
12/31/14	11.05	.50		.40	.90	(.28)	—	(.28)	11.67	8.10	98		.88		.69		1.08		4.27
12/31/13[3,16]	10.00	.28		.92	1.20	(.15)	—	(.15)	11.05	12.05 [4,8]	26		1.04	[5,8]	.54	[5,8]	.94	[5,8]	3.91	[5,8]

Managed Risk Growth-Income Fund

Class P1:
6/30/16[2,3]	$11.25	$.02		$.01	$.03	$(.12)	$(.70)	$(.82)	$10.46	.20%[4,8]	$1		.51%[5,8]		.35%[5,8]		.64%[5,8]		.31%[5,8]
12/31/15	11.67	.25		(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[8]	1		.56	[8]	.31	[8]	.59	[8]	2.17	[8]
12/31/14	11.50	.35		.21	.56	(.14)	(.25)	(.39)	11.67	4.85 [8]	—	[9]	.45	[8]	.25	[8]	.52	[8]	2.94	[8]
12/31/13[3,16]	10.00	.14		1.47	1.61	(.11)	—	(.11)	11.50	16.15 [4,8]	—	[9]	.92	[5,8]	.23	[5,8]	.50	[5,8]	2.01	[5,8]
Class P2:
6/30/16[2,3]	11.22	—	[12]	— [12]	— [12]	(.11)	(.70)	(.81)	10.41	(.03)[4]	135		.79	[5]	.63	[5]	.92	[5]	—	[5,17]
12/31/15	11.65	.12		(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122		.89		.66		.94		1.04
12/31/14	11.50	.16		.35	.51	(.11)	(.25)	(.36)	11.65	4.42	76		.87		.69		.96		1.38
12/31/13[3,16]	10.00	.20		1.40	1.60	(.10)	—	(.10)	11.50	16.04 [4,8]	24		1.09	[5,8]	.50	[5,8]	.77	[5,8]	2.73	[5,8]

Managed Risk Asset Allocation Fund

Class P1:
6/30/16[2,3]	$11.72	$.02		$.36	$.38	$(.14)	$(.37)	$(.51)	$11.59	3.27%[4]	$973		.43%[5]		.38%[5]		.68%[5]		.31%[5]
12/31/15	12.29	.25		(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712		.54		.40		.68		2.06
12/31/14	11.93	.13		.26	.39	(.03)	—	(.03)	12.29	3.24	277		.53		.48		.76		1.04
12/31/13	9.99	.27		1.81	2.08	(.14)	—	(.14)	11.93	20.82 [8]	112		.55	[8]	.47	[8]	.75	[8]	2.37	[8]
12/31/12[3,18]	10.00	.15		(.03)	.12	(.13)	—	(.13)	9.99	1.24 [4,8]	—	[9]	.15	[5,8]	.07	[5,8]	.37	[5,8]	1.72	[5,8]
Class P2:
6/30/16[2,3]	11.71	—	[12]	.36	.36	(.13)	(.37)	(.50)	11.57	3.14 [4]	2,103		.68	[5]	.63	[5]	.93	[5]	—	[5,17]
12/31/15	12.27	.14		(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953		.79		.66		.94		1.16
12/31/14	11.93	.16		.19	.35	(.01)	—	(.01)	12.27	2.91	1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28		1.77	2.05	(.11)	—	(.11)	11.93	20.58 [8]	795		.80	[8]	.73	[8]	1.01	[8]	2.43	[8]
12/31/12[3,18]	10.00	.17		(.05)	.12	(.13)	—	(.13)	9.99	1.21 [4,8]	—	[9]	.24	[5,8]	.11	[5,8]	.41	[5,8]	2.38	[5,8]

See end of tables for footnotes.

American Funds Insurance Series	197

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended	Period ended December 31
including mortgage dollar roll transactions[19]	June 30, 2016[2,3,4]	2015	2014	2013		2012	2011
Global Growth Fund	13%	29%	22%	39%		22%	28%
Global Small Capitalization Fund	22	36	28	36		40	44
Growth Fund	16	20	29	19		21	19
International Fund	16	37	18	21		29	24
New World Fund	14	39	36	43		32	22
Blue Chip Income and Growth Fund	12	26	37	30		36	27
Global Growth and Income Fund	34	37	28	31		30	25
Growth-Income Fund	16	25	25	19		25	22
International Growth and Income Fund	14	35	34	34		31	48
Capital Income Builder Fund	24	128	35 [4,10]
Asset Allocation Fund	53	76	88	74		61	43
Global Balanced Fund	33	76	73	81		80	34	[4,11]
Bond Fund	226	434	365	354		253	163
Global Bond Fund	91	159	200	213		160	101
High-Income Bond Fund	53	66	54	64		48	51
Mortgage Fund	490	1103	790	715		444	480	[4,11]
Ultra-Short Bond Fund	— [13]	—	—	—		—	—
U.S. Government/AAA-Rated Securities Fund	313	901	387	621		447	234
Managed Risk Growth Fund	9	16	22	10	[4,16]
Managed Risk International Fund	15	15	22	6	[4,16]
Managed Risk Blue Chip Income and Growth Fund	7	20	22	3	[4,16]
Managed Risk Growth-Income Fund	9	11	28	2	[4,16]
Managed Risk Asset Allocation Fund	— [20]	3	3	3		— [4,18,20]

Portfolio turnover rate for all share classes	Six months ended	Period ended December 31
excluding mortgage dollar roll transactions[19]	June 30, 2016[2,3,4]	2015	2014	2013		2012	2011

Capital Income Builder	17%	38%	24%[4,10]
Asset Allocation Fund	29	28	42
Global Balanced Fund	19	36	40
Bond Fund	72	141	121	Not available
Global Bond Fund	41	88	134
Mortgage Fund	58	138	108
U.S. Government/AAA-Rated Securities Fund	144	352	88

[1]	Based on average shares outstanding.
[2]	Unaudited.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Not annualized.
[5]	Annualized.
[6]	The year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[7]	Class 4 shares were offered beginning December 14, 2012.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[11]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[12]	Amount less than $.01.
[13]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[14]	This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed certain expenses for the managed risk funds.
[15]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[16]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[17]	Amount less than .01%.
[18]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[19]	Refer to Note 5 for further information on mortgage dollar rolls.
[20]	Amount less than 1%.

See Notes to Financial Statements

198	American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2016, through June 30, 2016).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	199

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$966.87	$2.74	.56%
Class 1 – assumed 5% return	1,000.00	1,022.08	2.82	.56
Class 2 – actual return	1,000.00	965.79	3.96	.81
Class 2 – assumed 5% return	1,000.00	1,020.84	4.07	.81
Class 4 – actual return	1,000.00	964.57	5.18	1.06
Class 4 – assumed 5% return	1,000.00	1,019.59	5.32	1.06
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$961.51	$3.61	.74%
Class 1 – assumed 5% return	1,000.00	1,021.18	3.72	.74
Class 2 – actual return	1,000.00	960.10	4.82	.99
Class 2 – assumed 5% return	1,000.00	1,019.94	4.97	.99
Class 4 – actual return	1,000.00	959.20	6.04	1.24
Class 4 – assumed 5% return	1,000.00	1,018.70	6.22	1.24
Growth Fund
Class 1 – actual return	$1,000.00	$1,010.84	$1.75	.35%
Class 1 – assumed 5% return	1,000.00	1,023.12	1.76	.35
Class 2 – actual return	1,000.00	1,009.49	3.00	.60
Class 2 – assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 3 – actual return	1,000.00	1,009.77	2.65	.53
Class 3 – assumed 5% return	1,000.00	1,022.23	2.66	.53
Class 4 – actual return	1,000.00	1,008.29	4.24	.85
Class 4 – assumed 5% return	1,000.00	1,020.64	4.27	.85
International Fund
Class 1 – actual return	$1,000.00	$989.25	$2.67	.54%
Class 1 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 2 – actual return	1,000.00	988.22	3.91	.79
Class 2 – assumed 5% return	1,000.00	1,020.93	3.97	.79
Class 3 – actual return	1,000.00	988.33	3.56	.72
Class 3 – assumed 5% return	1,000.00	1,021.28	3.62	.72
Class 4 – actual return	1,000.00	986.70	5.14	1.04
Class 4 – assumed 5% return	1,000.00	1,019.69	5.22	1.04
New World Fund
Class 1 – actual return	$1,000.00	$1,023.83	$3.92	.78%
Class 1 – assumed 5% return	1,000.00	1,020.98	3.92	.78
Class 2 – actual return	1,000.00	1,022.46	5.18	1.03
Class 2 – assumed 5% return	1,000.00	1,019.74	5.17	1.03
Class 4 – actual return	1,000.00	1,021.20	6.48	1.29
Class 4 – assumed 5% return	1,000.00	1,018.45	6.47	1.29
Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$1,100.05	$2.19	.42%
Class 1 – assumed 5% return	1,000.00	1,022.77	2.11	.42
Class 2 – actual return	1,000.00	1,098.86	3.50	.67
Class 2 – assumed 5% return	1,000.00	1,021.53	3.37	.67
Class 4 – actual return	1,000.00	1,097.98	4.80	.92
Class 4 – assumed 5% return	1,000.00	1,020.29	4.62	.92

200	American Funds Insurance Series

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1]	Annualized expense ratio
Global Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,018.69	$3.16	.63%
Class 1 – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class 2 – actual return	1,000.00	1,017.41	4.41	.88
Class 2 – assumed 5% return	1,000.00	1,020.49	4.42	.88
Class 4 – actual return	1,000.00	1,015.96	5.66	1.13
Class 4 – assumed 5% return	1,000.00	1,019.24	5.67	1.13
Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,032.31	$1.47	.29%
Class 1 – assumed 5% return	1,000.00	1,023.42	1.46	.29
Class 2 – actual return	1,000.00	1,031.22	2.73	.54
Class 2 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 3 – actual return	1,000.00	1,031.51	2.37	.47
Class 3 – assumed 5% return	1,000.00	1,022.53	2.36	.47
Class 4 – actual return	1,000.00	1,029.90	3.99	.79
Class 4 – assumed 5% return	1,000.00	1,020.93	3.97	.79
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,011.95	$3.40	.68%
Class 1 – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 2 – actual return	1,000.00	1,010.80	4.65	.93
Class 2 – assumed 5% return	1,000.00	1,020.24	4.67	.93
Class 4 – actual return	1,000.00	1,009.81	5.90	1.18
Class 4 – assumed 5% return	1,000.00	1,019.00	5.92	1.18
Capital Income Builder
Class 1 – actual return	$1,000.00	$1,054.69	$2.76	.54%
Class 1 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 2 – actual return	1,000.00	1,054.68	2.55	.50
Class 2 – assumed 5% return	1,000.00	1,022.38	2.51	.50
Class 4 – actual return	1,000.00	1,052.38	5.31	1.04
Class 4 – assumed 5% return	1,000.00	1,019.69	5.22	1.04
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,047.35	$1.53	.30%
Class 1 – assumed 5% return	1,000.00	1,023.37	1.51	.30
Class 2 – actual return	1,000.00	1,045.83	2.80	.55
Class 2 – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 3 – actual return	1,000.00	1,045.98	2.44	.48
Class 3 – assumed 5% return	1,000.00	1,022.48	2.41	.48
Class 4 – actual return	1,000.00	1,044.55	4.07	.80
Class 4 – assumed 5% return	1,000.00	1,020.89	4.02	.80
Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,035.38	$3.54	.70%
Class 1 – assumed 5% return	1,000.00	1,021.38	3.52	.70
Class 2 – actual return	1,000.00	1,034.52	4.81	.95
Class 2 – assumed 5% return	1,000.00	1,020.14	4.77	.95
Class 4 – actual return	1,000.00	1,032.74	6.06	1.20
Class 4 – assumed 5% return	1,000.00	1,018.90	6.02	1.20

See end of tables for footnotes.

American Funds Insurance Series	201

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1]	Annualized expense ratio
Bond Fund
Class 1 – actual return	$1,000.00	$1,056.35	$1.94	.38%
Class 1 – assumed 5% return	1,000.00	1,022.97	1.91	.38
Class 2 – actual return	1,000.00	1,054.63	3.22	.63
Class 2 – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class 4 – actual return	1,000.00	1,053.43	4.49	.88
Class 4 – assumed 5% return	1,000.00	1,020.49	4.42	.88
Global Bond Fund
Class 1 – actual return	$1,000.00	$1,080.05	$2.95	.57%
Class 1 – assumed 5% return	1,000.00	1,022.03	2.87	.57
Class 2 – actual return	1,000.00	1,079.71	4.24	.82
Class 2 – assumed 5% return	1,000.00	1,020.79	4.12	.82
Class 4 – actual return	1,000.00	1,078.17	5.53	1.07
Class 4 – assumed 5% return	1,000.00	1,019.54	5.37	1.07
High-Income Bond Fund
Class 1 – actual return	$1,000.00	$1,089.05	$2.55	.49%
Class 1 – assumed 5% return	1,000.00	1,022.43	2.46	.49
Class 2 – actual return	1,000.00	1,087.66	3.84	.74
Class 2 – assumed 5% return	1,000.00	1,021.18	3.72	.74
Class 3 – actual return	1,000.00	1,088.42	3.48	.67
Class 3 – assumed 5% return	1,000.00	1,021.53	3.37	.67
Class 4 – actual return	1,000.00	1,086.06	5.13	.99
Class 4 – assumed 5% return	1,000.00	1,019.94	4.97	.99
Mortgage Fund
Class 1 – actual return	$1,000.00	$1,029.00	$2.22	.44%
Class 1 – assumed 5% return	1,000.00	1,022.68	2.21	.44
Class 2 – actual return	1,000.00	1,027.74	3.48	.69
Class 2 – assumed 5% return	1,000.00	1,021.43	3.47	.69
Class 4 – actual return	1,000.00	1,026.49	4.74	.94
Class 4 – assumed 5% return	1,000.00	1,020.19	4.72	.94
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,000.00	$1.74	.35%
Class 1 – assumed 5% return	1,000.00	1,023.12	1.76	.35
Class 2 – actual return	1,000.00	999.10	2.98	.60
Class 2 – assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 3 – actual return	1,000.00	1,000.00	2.64	.53
Class 3 – assumed 5% return	1,000.00	1,022.23	2.66	.53
Class 4 – actual return	1,000.00	997.32	4.22	.85
Class 4 – assumed 5% return	1,000.00	1,020.64	4.27	.85
U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$1,040.29	$1.78	.35%
Class 1 – assumed 5% return	1,000.00	1,023.12	1.76	.35
Class 2 – actual return	1,000.00	1,039.36	3.04	.60
Class 2 – assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 3 – actual return	1,000.00	1,039.89	2.69	.53
Class 3 – assumed 5% return	1,000.00	1,022.23	2.66	.53
Class 4 – actual return	1,000.00	1,039.13	4.31	.85
Class 4 – assumed 5% return	1,000.00	1,020.64	4.27	.85

202	American Funds Insurance Series

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$973.18	$1.62	.33%	$3.29	.67%
Class P1 – assumed 5% return	1,000.00	1,023.22	1.66	.33	3.37	.67
Class P2 – actual return	1,000.00	971.21	3.09	.63	4.75	.97
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	4.87	.97
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$966.44	$1.17	.24%	$3.67	.75%
Class P1 – assumed 5% return	1,000.00	1,023.67	1.21	.24	3.77	.75
Class P2 – actual return	1,000.00	962.94	3.07	.63	5.56	1.14
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	5.72	1.14
Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$1,067.39	$1.34	.26%	$3.44	.67%
Class P1 – assumed 5% return	1,000.00	1,023.57	1.31	.26	3.37	.67
Class P2 – actual return	1,000.00	1,065.17	3.23	.63	5.34	1.04
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	5.22	1.04
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,001.95	$1.74	.35%	$3.19	.64%
Class P1 – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.22	.64
Class P2 – actual return	1,000.00	999.72	3.13	.63	4.57	.92
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	4.62	.92
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,032.67	$1.92	.38%	$3.44	.68%
Class P1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.42	.68
Class P2 – actual return	1,000.00	1,031.38	3.18	.63	4.70	.93
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	4.67	.93

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series	203

Offices of the series and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st Floor
Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Bank of New York Mellon
(Managed Risk Funds only)
One Wall Street
New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

204	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2016, portfolios of American Funds Insurance Series investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2016, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our AFIS equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods. Our AFIS fixed income funds have beaten comparable Lipper indexes in 55% of 10-year periods and 87% of 20-year periods.2 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.3

[1]	Portfolio manager experience as of November 2015.

[2]	Based on Class 2 share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund).

[3]	Based on management fees for the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

American Funds Insurance Series® Portfolio SeriesSM

Semi-annual report for the six months ended June 30, 2016

American Funds Insurance Series — Portfolio Series, from Capital Group, serves as an underlying investment vehicle for variable annuities and insurance products. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

American Funds Global Growth PortfolioSM seeks to provide long-term growth of capital.

American Funds Growth and Income PortfolioSM seeks to provide long-term growth of capital while providing current income.

American Funds Managed Risk Growth PortfolioSM seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

American Funds Managed Risk Growth and Income PortfolioSM seeks to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

American Funds Managed Risk Global Allocation PortfolioSM seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2016. Also shown are the estimated gross and net expense ratios as of the series prospectus dated May 1, 2016:

	1 year	Lifetime (since 5/1/15)	Gross expense ratio	Net expense ratio

American Funds Global Growth Portfolio, Class 4	–5.02%	–5.15%	1.25%	1.19%
American Funds Growth and Income Portfolio, Class 4	1.92	–0.19	1.10	1.04
American Funds Managed Risk Growth Portfolio, Class P2	–4.43	–4.39	1.16	1.02
American Funds Managed Risk Growth and Income Portfolio, Class P2	–1.72	–3.17	1.22	1.08
American Funds Managed Risk Global Allocation Portfolio, Class P2	–4.31	–5.70	1.33	1.19

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets for Class P2 shares. In addition, the investment adviser is currently reimbursing a portion of the other expenses on all portfolio series funds. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the series board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the series board.

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Underlying fund allocations are as of June 30, 2016. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the funds’ prospectuses. These risks may be heightened in connection with investments in developing countries. Small-company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. The return of principal for bond funds and funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

1	Letter to investors

Investment portfolios

3	American Funds Global Growth Portfolio

4	American Funds Growth and Income Portfolio

5	American Funds Managed Risk Growth Portfolio

7	American Funds Managed Risk Growth and Income Portfolio

9	American Funds Managed Risk Global Allocation Portfolio

11	Financial statements

Fellow investors:

We are pleased to present this semi-annual report for American Funds Insurance Series (AFIS) — Portfolio Series, a suite of funds that offers variable annuity investors objective-based portfolios to help meet retirement goals. The fund’s portfolios are actively monitored to keep them aligned with their objectives; this monitoring is conducted by the Portfolio Oversight Committee, a group of seven investment professionals with decades of industry experience.

Market returns were mixed for the six months ended June 30, 2016. Stocks in the U.S. and a majority of the emerging markets closed higher, while many European markets fell. Slowing global growth, aggressive action on the part of central banks, the possibility of a second interest rate hike in the U.S. and the decision by British voters to leave the European Union created uncertainty for investors.

In the midst of this uncertainty, four of the five funds in the series recorded positive returns for the period.

American Funds Global Growth Portfolio declined 0.50%. By comparison, the MSCI ACWI (All Country World Index)1, a free float-adjusted, market capitalization-weighted index designed to measure the results of more than 40 developed and emerging equity markets, rose 1.23%.

American Funds Growth and Income Portfolio gained 3.78%. Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, advanced 3.84%, while the Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above)2, increased 5.31%. A blend of the two indexes, the 70%/30% S&P 500/Barclays U.S. Aggregate Index3, climbed 4.36%.

American Funds Managed Risk Growth Portfolio recorded a return of 0.11%. The S&P 500 rose 3.84%, while the Barclays U.S. Aggregate Index increased 5.31%. A blend of the two indexes, the 75%/25% S&P 500/Barclays U.S. Aggregate Index3, ticked up 4.28%.

American Funds Managed Risk Growth and Income Portfolio increased 1.92%. The S&P 500 gained 3.84% over the same period, while the Barclays U.S. Aggregate Index climbed 5.31%. The 70%/30% S&P 500%/Barclays U.S. Aggregate Index3 blend grew 4.36%.

American Funds Insurance Series – Portfolio Series	1

American Funds Managed Risk Global Allocation Portfolio rose 0.11%. The MSCI ACWI1 advanced 1.23%, while the Barclays Global Aggregate Index, a measure of global investment-grade bonds (rated BBB/Baa and above)2 jumped 8.96%. The blended 65%/35% MSCI ACWI/Barclays Global Aggregate Index1,3 registered a gain of 3.98%.

The benefit of the managed risk strategy should be most apparent during periods of high volatility in prolonged down markets. The added protection for such periods may cause minor costs in up markets. As such, the results of these funds should always be considered in that context.

While we report year-to-date results for 2016, rest assured there is no change to our long-term investment approach. That approach, which emphasizes fundamental research, a long-term outlook and close attention to valuation, has served American Funds Insurance Series investors well over time.

Thank you for your interest in AFIS — Portfolio Series. We look forward to reporting to you again at fiscal year-end.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro
President

August 12, 2016

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	MSCI index results reflect dividends net of withholding taxes.
[2]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest) are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness.
[3]	The index blend weights the total returns of the two indexes at the corresponding percentages. The result assumes the blend is rebalanced monthly.

2	American Funds Insurance Series – Portfolio Series

American Funds Global Growth Portfolio

Investment portfolio June 30, 2016	unaudited

Growth funds 69.98%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	104,283	$2,424
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	42,336	809
American Funds Insurance Series – Growth Fund, Class 1	12,956	809
American Funds Insurance Series – New World Fund, Class 1	83,919	1,620
Total growth funds (cost: $6,251,000)		5,662

Growth-and-income funds 30.09%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	194,203	2,435
Total growth-and-income funds (cost: $2,492,000)		2,435

Total investment securities 100.07% (cost: $8,743,000)		8,097
Other assets less liabilities (0.07)%		(6)

Net assets 100.00%		$8,091

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series - Global Growth and Income Fund, Class 1	141,345	68,154	15,296	194,203	$7	$2,435
American Funds Insurance Series - Global Growth Fund, Class 1	66,078	44,902	6,697	104,283	7	2,424
American Funds Insurance Series - New World Fund, Class 1	61,944	28,626	6,651	83,919	2	1,620
American Funds Insurance Series - Growth Fund, Class 1	8,540	5,376	960	12,956	2	809
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	23,894	20,680	2,238	42,336	—	809
					$18	$8,097

See Notes to Financial Statements

American Funds Insurance Series – Portfolio Series	3

American Funds Growth and Income Portfolio
Investment portfolio June 30, 2016	unaudited

Growth funds 15.02%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	74,045	$4,623
Total growth funds (cost: $4,885,000)		4,623

Growth-and-income funds 40.15%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	493,031	6,183
American Funds Insurance Series – Growth-Income Fund, Class 1	148,689	6,180
Total growth-and-income funds (cost: $12,817,000)		12,363

Equity-income and Balanced funds 25.09%
American Funds Insurance Series – Capital Income Builder, Class 1	791,320	7,723
Total equity-income and balanced funds (cost: $7,582,000)		7,723

Fixed income funds 19.81%
American Funds Insurance Series – Bond Fund, Class 1	272,308	3,050
American Funds Insurance Series – Global Bond Fund, Class 1	256,911	3,049
Total fixed income funds (cost: $5,906,000)		6,099

Total investment securities 100.07% (cost: $31,190,000)		30,808
Other assets less liabilities (0.07)%		(21)

Net assets 100.00%		$30,787

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series - Capital Income Builder, Class 1	400,856	408,344	17,880	791,320	$93	$7,723
American Funds Insurance Series - Global Growth and Income Fund, Class 1	244,071	260,555	11,595	493,031	18	6,183
American Funds Insurance Series - Growth-Income Fund, Class 1	66,375	85,799	3,485	148,689	17	6,180
American Funds Insurance Series - Growth Fund, Class 1	33,207	42,781	1,943	74,045	9	4,623
American Funds Insurance Series - Bond Fund, Class 1	142,146	153,507	23,345	272,308	16	3,050
American Funds Insurance Series - Global Bond Fund, Class 1	137,886	137,905	18,880	256,911	—	3,049
					$153	$30,808

See Notes to Financial Statements

4	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Growth Portfolio
Investment portfolio June 30, 2016	unaudited

Growth funds 42.45%	Shares	Value (000)
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	2,104,383	$40,194
American Funds Insurance Series – Growth Fund, Class 1	1,613,306	100,735
American Funds Insurance Series – International Fund, Class 1	2,470,418	40,193
Total growth funds (cost: $199,397,000)		181,122

Growth-and-income funds 28.30%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	3,159,883	40,194
American Funds Insurance Series – Growth-Income Fund, Class 1	1,938,268	80,554
Total growth-and-income funds (cost: $127,289,000)		120,748

Fixed income funds 23.84%
American Funds Insurance Series – Bond Fund, Class 1	9,083,654	101,737
Total fixed income funds (cost: $99,150,000)		101,737

Short-term securities 4.66%
Government Cash Management Fund	19,855,764	19,856
Total short-term securities (cost: $19,856,000)		19,856

Total investment securities 99.25% (cost: $445,692,000)		423,463
Other assets less liabilities 0.75%		3,213

Net assets 100.00%		$426,676

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $46,558,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 6/30/2016
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	533	September 2016	$53,586	$(2,118)
Mini MSCI Emerging Market Index Contracts	ICE	Short	192	September 2016	7,595	(418)
Russell 2000 Mini Index Contracts	ICE	Short	67	September 2016	7,364	(324)
Euro Currency Contracts	CME	Short	40	September 2016	5,537	(17)
Euro Stoxx 50 Index Contracts	EUREX	Short	182	September 2016	5,533	(252)
British Pound Currency Contracts	CME	Short	38	September 2016	3,175	29
FTSE 100 Index Contracts	LIFFE	Short	38	September 2016	3,060	(208)
Japanese Yen Currency Contracts	CME	Short	22	September 2016	2,698	29
Nikkei 225 Index Contracts	OSE	Short	17	September 2016	2,507	(93)
S&P Mid 400 E-mini Index Contracts	CME	Short	15	September 2016	2,149	(91)
						$(3,463)

American Funds Insurance Series – Portfolio Series	5

American Funds Managed Risk Growth Portfolio

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Bond Fund, Class 1	5,613,415	3,691,894	221,655	9,083,654	$551	$101,737
American Funds Insurance Series – Growth Fund, Class 1	878,746	779,000	44,440	1,613,306	214	100,735
American Funds Insurance Series – Growth-Income Fund, Class 1	1,053,043	929,217	43,992	1,938,268	234	80,554
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	1,892,219	1,345,838	78,174	3,159,883	150	40,194
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	978,279	1,169,977	43,873	2,104,383	22	40,194
American Funds Insurance Series – International Fund, Class 1	1,320,785	1,198,345	48,712	2,470,418	69	40,193
					$1,240	$403,607

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

6	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Growth and Income Portfolio
Investment portfolio June 30, 2016	unaudited

Growth funds 14.00%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	931,918	$58,189
Total growth funds (cost: $61,147,000)		58,189

Growth-and-income funds 37.35%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	6,190,757	77,632
American Funds Insurance Series – Growth-Income Fund, Class 1	1,867,220	77,602
Total growth-and-income funds (cost: $160,315,000)		155,234

Equity-income and Balanced funds 23.40%
American Funds Insurance Series – Capital Income Builder, Class 1	9,967,186	97,280
Total equity-income and balanced funds (cost: $95,127,000)		97,280

Fixed income funds 18.66%
American Funds Insurance Series – Bond Fund, Class 1	3,462,160	38,776
American Funds Insurance Series – Global Bond Fund, Class 1	3,266,739	38,776
Total fixed income funds (cost: $74,758,000)		77,552

Short-term securities 3.29%
Government Cash Management Fund	13,692,967	13,693
Total short-term securities (cost: $13,693,000)		13,693

Total investment securities 96.70% (cost: $405,040,000)		401,948
Other assets less liabilities 3.30%		13,716

Net assets 100.00%		$415,664

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $52,050,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 6/30/2016
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	604	September 2016	$60,973	$(2,151)
British Pound Currency Contracts	CME	Short	110	September 2016	9,261	152
FTSE 100 Index Contracts	LIFFE	Short	109	September 2016	8,802	(574)
Euro Currency Contracts	CME	Short	59	September 2016	8,186	(6)
Euro Stoxx 50 Index Contracts	EUREX	Short	264	September 2016	8,091	(300)
Mini MSCI Emerging Market Index Contracts	ICE	Short	173	September 2016	6,873	(347)
Russell 2000 Mini Index Contracts	ICE	Short	45	September 2016	4,978	(185)
Japanese Yen Currency Contracts	CME	Short	28	September 2016	3,427	30
Nikkei 225 Index Contracts	OSE	Short	22	September 2016	3,257	(108)
S&P Mid 400 E-mini Index Contracts	CME	Short	10	September 2016	1,436	(57)
						$(3,546)

American Funds Insurance Series – Portfolio Series	7

American Funds Managed Risk Growth and Income Portfolio

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Capital Income Builder, Class 1	5,784,371	4,395,054	212,239	9,967,186	$1,285	$97,280
American Funds Insurance Series – Global Growth and Income Fund, Class 1	3,520,976	2,808,057	138,276	6,190,757	238	77,632
American Funds Insurance Series – Growth-Income Fund, Class 1	957,799	951,284	41,863	1,867,220	229	77,602
American Funds Insurance Series – Growth Fund, Class 1	479,198	473,468	20,748	931,918	125	58,189
American Funds Insurance Series – Global Bond Fund, Class 1	1,989,257	1,412,392	134,910	3,266,739	—	38,776
American Funds Insurance Series – Bond Fund, Class 1	2,050,723	1,590,883	179,446	3,462,160	214	38,776
					$2,091	$388,255

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

8	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Global Allocation Portfolio
Investment portfolio June 30, 2016	unaudited

Growth funds 23.60%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	692,250	$16,094
American Funds Insurance Series – International Fund, Class 1	659,056	10,723
Total growth funds (cost: $29,422,000)		26,817

Growth-and-income funds 18.95%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	1,717,455	21,537
Total growth-and-income funds (cost: $21,419,000)		21,537

Equity-income and Balanced funds 23.62%
American Funds Insurance Series – Global Balanced Fund, Class 1	2,413,558	26,839
Total equity-income and balanced funds (cost: $26,293,000)		26,839

Asset allocation funds 9.48%
American Funds Insurance Series – Asset Allocation Fund, Class 1	513,059	10,779
Total asset allocation funds (cost: $10,612,000)		10,779

Fixed income funds 18.89%
American Funds Insurance Series – Global Bond Fund, Class 1	1,808,491	21,467
Total fixed income funds (cost: $20,449,000)		21,467

Short-term securities 4.36%
Government Cash Management Fund	4,958,503	4,959
Total short-term securities (cost: $4,959,000)		4,959

Total investment securities 98.90% (cost: $113,154,000)		112,398
Other assets less liabilities 1.10%		1,248

Net assets 100.00%		$113,646

American Funds Insurance Series – Portfolio Series	9

American Funds Managed Risk Global Allocation Portfolio

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $13,413,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 6/30/2016
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME	Short	112	September 2016	$11,325	$(380)
Euro Stoxx 50 Index Contracts	EUREX	Short	150	September 2016	4,584	(184)
Euro Currency Contracts	CME	Short	33	September 2016	4,579	(3)
Mini MSCI Emerging Market Index Contracts	ICE	Short	97	September 2016	3,854	(194)
British Pound Currency Contracts	CME	Short	24	September 2016	2,024	37
FTSE 100 Index Contracts	LIFFE	Short	24	September 2016	1,928	(137)
Japanese Yen Currency Contracts	CME	Short	15	September 2016	1,835	15
Nikkei 225 Index Contracts	OSE	Short	11	September 2016	1,635	(47)
Russell 2000 Mini Index Contracts	ICE	Short	5	September 2016	554	(20)
						$(913)

Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Global Balanced Fund, Class 1	1,432,485	1,066,118	85,045	2,413,558	$—	$26,839
American Funds Insurance Series – Global Growth and Income Fund, Class 1	996,379	779,805	58,729	1,717,455	65	21,537
American Funds Insurance Series – Global Bond Fund, Class 1	1,123,939	811,863	127,311	1,808,491	—	21,467
American Funds Insurance Series – Global Growth Fund, Class 1	349,590	363,948	21,288	692,250	48	16,094
American Funds Insurance Series – Asset Allocation Fund, Class 1	298,531	229,870	15,342	513,059	32	10,779
American Funds Insurance Series – International Fund, Class 1	339,937	341,914	22,795	659,056	18	10,723
					$163	$107,439

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

10	American Funds Insurance Series – Portfolio Series

Financial statements

Statements of assets and liabilities at June 30, 2016	unaudited (dollars and shares in thousands, except per-share amounts)

										Managed
								Managed Risk		Risk
		Global		Growth and		Managed Risk		Growth and		Global
		Growth		Income		Growth		Income		Allocation
		Portfolio		Portfolio		Portfolio		Portfolio		Portfolio
	Assets:
	Investment securities, at value:
	Unaffiliated issuers	$—		$—		$19,856		$13,693		$4,959
	Affiliated issuers	8,097		30,808		403,607		388,255		107,439
	Receivables for:
	Sales of investments	—	*	11		—		9,541		178
	Sales of fund’s shares	—	*	92		1,902		1,260		163
	Dividends and interest	—		—		4		3		1
	Deposits at brokers for futures contracts	—		—		4,444		5,579		1,624
	Variation margin	—		—		78		174		52
		8,097		30,911		429,891		418,505		114,416
	Liabilities:
	Payables for:
	Purchases of investments	—		91		1,767		1,169		152
	Repurchases of fund’s shares	1		11		1		3		191
	Investment advisory services	—		—		34		33		9
	Services provided by related parties	1		6		321		305		86
	Trustees’ deferred compensation	—	*	—	*	—	*	—	*	— *
	Variation margin	—		—		1,090		1,328		331
	Other	4		16		2		3		1
		6		124		3,215		2,841		770
	Net assets at June 30, 2016	$8,091		$30,787		$426,676		$415,664		$113,646

	Net assets consist of:
	Capital paid in on shares of beneficial interest	$8,338		$30,043		$431,443		$414,694		$115,509
	(Distributions in excess of) undistributed net investment income	(1)		93		201		1,117		(114)
	Undistributed (accumulated) net realized gain (loss)	400		1,033		20,724		6,491		(80)
	Net unrealized depreciation	(646)		(382)		(25,692)		(6,638)		(1,669)
	Net assets at June 30, 2016	$8,091		$30,787		$426,676		$415,664		$113,646

	Investment securities, at cost:
	Unaffiliated issuers	$—		$—		$19,856		$13,693		$4,959
	Affiliated issuers	8,743		31,190		425,836		391,347		108,195

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 4:	Net assets	$8,091		$30,787
	Shares outstanding	869		3,109
	Net asset value per share	$9.31		$9.90
Class P2:	Net assets					$426,676		$415,664		$113,646
	Shares outstanding					45,404		43,589		12,282
	Net asset value per share					$9.40		$9.54		$9.25

*Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series – Portfolio Series	11

Statements of operations	unaudited
for the six months ended June 30, 2016	(dollars in thousands)

							Managed
						Managed Risk	Risk
	Global		Growth and		Managed Risk	Growth and	Global
	Growth		Income		Growth	Income	Allocation
	Portfolio		Portfolio		Portfolio	Portfolio	Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$18		$153		$1,240	$2,091	$163
Interest	—		—		19	14	5
	18		153		1,259	2,105	168
Fees and expenses*:
Investment advisory services	—		—		251	235	66
Distribution services	8		27		418	392	111
Insurance administrative services	8		27		418	392	111
Transfer agent services	—	†	—	†	— †	— †	— †
Accounting and administrative services	—		—		30	29	27
Reports to shareholders	1		2		19	17	5
Registration statement and prospectus	—	†	1		27	24	7
Trustees’ compensation	—	†	—	†	1	1	— †
Auditing and legal	1		1		1	1	1
Custodian	3		3		6	6	6
Other	—	†	—	†	118	110	9
Total fees and expenses before waivers/reimbursements	21		61		1,289	1,207	343
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—		—		84	78	22
Miscellaneous fee reimbursements	3		2		151	141	42
Total waivers/reimbursements of fees and expenses	3		2		235	219	64
Total fees and expenses after waivers/reimbursements	18		59		1,054	988	279
Net investment income (loss)	—	†	94		205	1,117	(111)
Net realized gain and unrealized (depreciation) appreciation:
Net realized gain (loss) on:
Investments in affiliated issuers	14		55		(1,930)	(1,129)	(318)
Futures contracts	—		—		(6,177)	(3,575)	(1,538)
Currency transactions	—		—		22	17	12
Capital gain distributions received from affiliated issuers	396		984		30,435	13,291	2,456
	410		1,039		22,350	8,604	612
Net unrealized (depreciation) appreciation on:
Investments	(403)		(40)		(15,730)	1,331	1,063
Futures contracts	—		—		(3,334)	(3,340)	(857)
	(403)		(40)		(19,064)	(2,009)	206
Net realized gain and unrealized (depreciation) appreciation	7		999		3,286	6,595	818
Net increase in net assets resulting from operations	$7		$1,093		$3,491	$7,712	$707

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

12	American Funds Insurance Series – Portfolio Series

Statements of changes in net assets	(dollars in thousands)

	Global Growth		Growth and Income		Managed Risk
	Portfolio		Portfolio		Growth Portfolio
	Six months	Period	Six months	Period	Six months	Period
	ended	ended	ended	ended	ended	ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2016[1]	2015[2]	2016[1]	2015[2]	2016[1]	2015[2]
Operations:
Net investment income (loss)	$— [3]	$38	$94	$142	$205	$2,093
Net realized gain (loss)	410	25	1,039	61	22,350	(1,524)
Net unrealized (depreciation) appreciation	(403)	(243)	(40)	(342)	(19,064)	(6,628)
Net increase (decrease) in net assets resulting from operations	7	(180)	1,093	(139)	3,491	(6,059)
Dividends and distributions paid to shareholders:
Dividends from net investment income	(40)	—	(138)	(7)	—	(2,199)
Distributions from net realized gain on investments	(34)	—	(65)	—	—	—
Total dividends and distributions paid to shareholders	(74)	—	(203)	(7)	—	(2,199)
Net capital share transactions	2,340	5,998	14,814	15,229	169,073	262,370
Total increase in net assets	2,273	5,818	15,704	15,083	172,564	254,112
Net assets:
Beginning of period	5,818	—	15,083	—	254,112	—
End of period	$8,091	$5,818	$30,787	$15,083	$426,676	$254,112
(Distributions in excess of) undistributed net investment income	$(1)	$39	$93	$137	$201	$(4)

	Managed Risk		Managed Risk
	Growth and Income		Global Allocation
	Portfolio		Portfolio
	Six months	Period	Six months	Period
	ended	ended	ended	ended
	June 30	December 31	June 30	December 31
	2016[1]	2015[2]	2016[1]	2015[2]
Operations:
Net investment income (loss)	$1,117	$1,970	$(111)	$525
Net realized gain (loss)	8,604	(2,073)	612	(644)
Net unrealized (depreciation) appreciation	(2,009)	(4,629)	206	(1,875)
Net increase (decrease) in net assets resulting from operations	7,712	(4,732)	707	(1,994)
Dividends and distributions paid to shareholders:
Dividends from net investment income	—	(2,010)	—	(576)
Distributions from net realized gain on investments	—	—	—	—
Total dividends and distributions paid to shareholders	—	(2,010)	—	(576)
Net capital share transactions	176,808	237,886	47,621	67,888
Total increase in net assets	184,520	231,144	48,328	65,318
Net assets:
Beginning of period	231,144	—	65,318	—
End of period	$415,664	$231,144	$113,646	$65,318
(Distributions in excess of) undistributed net investment income	$1,117	$—	$(114)	$(3)

[1]	Unaudited.
[2]	For the period May 1, 2015, commencement of operations, through December 31, 2015.
[3]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series – Portfolio Series	13

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds, including the Global Growth Portfolio, Growth and Income Portfolio, Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio (the “funds”). The other 23 funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), three of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Portfolio — Seeks to provide long-term growth of capital.

Growth and Income Portfolio — Seeks to provide long-term growth of capital while providing current income.

Managed Risk Growth Portfolio — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Growth and Income Portfolio — Seeks to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

Managed Risk Global Allocation Portfolio — Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund offers one share class (Class 4 for Global Growth Portfolio and Growth and Income Portfolio, and Class P2 for the three managed risk funds). Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

14	American Funds Insurance Series – Portfolio Series

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At June 30, 2016, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in a fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of a fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. Certain of the funds may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect such a fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

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Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy.

Underlying fund risks — Because a fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in a fund and the applicable underlying funds.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

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Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. An underlying fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

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Asset allocation — A certain fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Currency — The prices of, and the income generated by, most debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, a fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Nondiversification — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact a managed risk fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

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5. Certain investment techniques

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in each fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

The following tables present the financial statement impacts resulting from the managed risk funds’ use of futures contracts as of June 30, 2016 (dollars in thousands):

			Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Equity	Net unrealized appreciation*	$—	$—	$—
Futures contracts	Currency	Net unrealized appreciation*	58	182	52
			$58	$182	$52

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Equity	Net unrealized depreciation*	$3,504	$3,722	$962
Futures contracts	Currency	Net unrealized depreciation*	17	6	3
			$3,521	$3,728	$965

Net realized loss	Risk type	Location on statements of operations
Futures contracts	Equity	Net realized loss on futures contracts	$(5,983)	$(3,525)	$(1,440)
Futures contracts	Currency	Net realized loss on futures contracts	(194)	(50)	(98)
			$(6,177)	$(3,575)	$(1,538)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Futures contracts	Equity	Net unrealized depreciation on futures contracts	$(3,346)	$(3,412)	$(877)
Futures contracts	Currency	Net unrealized appreciation on futures contracts	12	72	20
			$(3,334)	$(3,340)	$(857)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

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6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2016, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2015, the year the funds commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of December 31, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio		Managed Risk Global Allocation Portfolio
Undistributed ordinary income	$59	$169	$—	$—		$—
Late year ordinary loss deferral*	—	—	(4)	—	†	(3)
Undistributed long-term capital gain	14	34	—	—		—
Capital loss carryforward:
No expiration	—	—	(977)	(1,811)		(404)

*	These deferrals are considered incurred in the subsequent year.
†	Amount less than one thousand.

As of June 30, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Gross unrealized appreciation on investment securities	$6	$348	$2,587	$5,456	$1,848
Gross unrealized depreciation on investment securities	(661)	(736)	(27,551)	(10,303)	(3,308)
Net unrealized depreciation on investment securities	(655)	(388)	(24,964)	(4,847)	(1,460)
Cost of investment securities	8,752	31,196	448,427	406,795	113,858

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The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Portfolio

	Six months ended June 30, 2016			Period ended December 31, 2015*
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 4	$59	$15	$74	$—	$—	$—

Growth and Income Portfolio

	Six months ended June 30, 2016			Period ended December 31, 2015*
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 4	$169	$34	$203	$7	$—	$7

Managed Risk Growth Portfolio

	Six months ended June 30, 2016			Period ended December 31, 2015*
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class P2	$—	$—	$—	$2,199	$—	$2,199

Managed Risk Growth and Income Portfolio

	Six months ended June 30, 2016			Period ended December 31, 2015*
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class P2	$—	$—	$—	$2,010	$—	$2,010

Managed Risk Global Allocation Portfolio

	Six months ended June 30, 2016			Period ended December 31, 2015*
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class P2	$—	$—	$—	$576	$—	$576

*For the period May 1, 2015, commencement of operations, through December 31, 2015.

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7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. Effective January 1, 2016, CRMC eliminated the investment advisory services fee for Global Growth Portfolio and Growth and Income Portfolio, and reduced the investment advisory services fee from an annual rate of 0.250% of average daily net assets to 0.150% of average daily net assets for the three managed risk funds. CRMC receives investment advisory fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk fund are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC has agreed to waive a portion of the investment advisory services fees for the three managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2016, total investment advisory services fees waived by CRMC were $184,000.

Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.25% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 4	0.25%	0.25%
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for all share classes. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to the funds. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds. The services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.01% of average daily net assets from the Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The three managed risk funds have a subadministration agreement with BNY Mellon under which each fund compensates BNY Mellon for providing accounting and administrative services. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2016, total expenses reimbursed by CRMC were $339,000.

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Class-specific expenses and reimbursements under the agreements described above were as follows (dollars in thousands):

Global Growth Portfolio
	Distribution services	Insurance administrative services
Class 4	$8	$8

Growth and Income Portfolio
	Distribution services	Insurance administrative services
Class 4	$27	$27

Managed Risk Growth Portfolio
	Distribution services	Insurance administrative services
Class P2	$418	$418

Managed Risk Growth and Income Portfolio
	Distribution services	Insurance administrative services
Class P2	$392	$392

Managed Risk Global Allocation Portfolio
	Distribution services	Insurance administrative services
Class P2	$111	$111

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio
	Proceeds from initial capitalization		Sales		Reinvestments of dividends and distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 4			$2,840	310	$74	8	$(574)	(64)	$2,340	254

Period ended December 31, 2015*
Class 4	$10	1	$7,092	728	$—	—	$(1,104)	(114)	$5,998	615

Growth and Income Portfolio
	Proceeds from initial capitalization		Sales		Reinvestments of dividends and distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 4			$15,765	1,641	$203	21	$(1,154)	(122)	$14,814	1,540

Period ended December 31, 2015*
Class 4	$10	1	$15,969	1,646	$7	1	$(757)	(79)	$15,229	1,569

See end of tables for footnotes.

American Funds Insurance Series – Portfolio Series	23

Managed Risk Growth Portfolio

	Proceeds from initial capitalization		Sales		Reinvestments of dividends		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P2			$173,390	18,814	$—	—	$(4,317)	(467)	$169,073	18,347

Period ended December 31, 2015*
Class P2	$5,000	500	$260,908	26,929	$2,199	234	$(5,737)	(606)	$262,370	27,057

Managed Risk Growth and Income Portfolio

	Proceeds from initial capitalization		Sales		Reinvestments of dividends		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P2			$178,731	19,092	$—	—	$(1,923)	(204)	$176,808	18,888

Period ended December 31, 2015*
Class P2	$5,000	500	$235,733	24,506	$2,010	214	$(4,857)	(519)	$237,886	24,701

Managed Risk Global Allocation Portfolio

	Proceeds from initial capitalization		Sales		Reinvestments of dividends		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P2			$50,709	5,549	$—	—	$(3,088)	(333)	$47,621	5,216

Period ended December 31, 2015*
Class P2	$5,000	500	$68,379	7,145	$576	62	$(6,067)	(641)	$67,888	7,066

*For the period May 1, 2015, commencement of operations, through December 31, 2015.

24	American Funds Insurance Series – Portfolio Series

9. Investment transactions

Each fund made purchases and sales of investment securities during the six months ended June 30, 2016, as follows (dollars in thousands):

				Managed	Managed
			Managed	Risk	Risk
	Global	Growth and	Risk	Growth and	Global
	Growth	Income	Growth	Income	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Purchases of investment securities*	$3,242	$16,759	$192,265	$180,747	$49,501
Sales of investment securities*	579	1,060	10,282	10,474	4,399

*Excludes short-term securities and U.S. government obligations, if any.

American Funds Insurance Series – Portfolio Series	25

Financial highlights

		(Loss) income from investment operations[1]				Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[3]		expenses to average net assets after waivers/ reimburse- ments[2,3]		Net effective expense ratio[2,4]		Ratio of net (loss) income to average net assets[2]
Global Growth Portfolio
Class 4:
6/30/16[5,6]	$9.45	$—	[7]	$(.05)	$(.05)	$(.05)	$(.04)	$(.09)	$9.31	(.50)%[8]	$8.68%[9]			.58%[9]		1.20%[9]		(.02)%[9]
12/31/15[6,10]	10.00	.12		(.67)	(.55)	—	—	—	9.45	(5.50)[8]	6	1.02	[9]	.58	[9]	1.20	[9]	1.91	[9]
Growth and Income Portfolio
Class 4:
6/30/16[5,6]	$9.61	$.04		$.32	$.36	$(.05)	$(.02)	$(.07)	$9.90	3.78%[8]	$31.57%[9]			.55%[9]		1.02%[9]		.87%[9]
12/31/15[6,10]	10.00	.20		(.58)	(.38)	(.01)	—	(.01)	9.61	(3.85)[8]	15.79		[9]	.58	[9]	1.05	[9]	3.14	[9]
Managed Risk Growth Portfolio
Class P2:
6/30/16[5,6]	$9.39	$.01		$— [7]	$.01	$—	$—	$—	$9.40	.11%[8]	$427.77%[9]			.63%[9]		1.03%[9]		.12%[9]
12/31/15[6,10]	10.00	.18		(.70)	(.52)	(.09)	—	(.09)	9.39	(5.20)[8]	254.86		[9]	.61	[9]	1.01	[9]	2.77	[9]
Managed Risk Growth and Income Portfolio
Class P2:
6/30/16[5,6]	$9.36	$.03		$.15	$.18	$—	$—	$—	$9.54	1.92%[8]	$416.77%[9]			.63%[9]		1.08%[9]		.71%[9]
12/31/15[6,10]	10.00	.18		(.73)	(.55)	(.09)	—	(.09)	9.36	(5.50)[8]	231.86		[9]	.61	[9]	1.08	[9]	2.85	[9]
Managed Risk Global Allocation Portfolio
Class P2:
6/30/16[5,6]	$9.24	$(.01)		$.02	$.01	$—	$—	$—	$9.25	.11%[8]	$114.78%[9]			.63%[9]		1.20%[9]		(.25)%[9]
12/31/15[6,10]	10.00	.14		(.81)	(.67)	(.09)	—	(.09)	9.24	(6.71)[8]	65.90		[9]	.56	[9]	1.13	[9]	2.22	[9]

Portfolio turnover rate	Six months ended June 30, 2016[5,6,8]	Period ended December 31, 2015[6,8,10]
Global Growth Portfolio	9%	32%
Growth and Income Portfolio	5	10
Managed Risk Growth Portfolio	3	4
Managed Risk Growth and Income Portfolio	3	4
Managed Risk Global Allocation Portfolio	5	15

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers/reimbursements by CRMC. During the period shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.
[5]	Unaudited.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Amount less than $.01.
[8]	Not annualized.
[9]	Annualized.
[10]	For the period May 1, 2015, commencement of operations, through December 31, 2015.

See Notes to Financial Statements

26	American Funds Insurance Series – Portfolio Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2016, through June 30, 2016).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series – Portfolio Series	27

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Global Growth Portfolio
Class 4 – actual return	$1,000.00	$995.03	$2.88	.58%	$5.95	1.20%
Class 4 – assumed 5% return	1,000.00	1,021.98	2.92	.58	6.02	1.20
Growth and Income Portfolio
Class 4 – actual return	$1,000.00	$1,037.76	$2.79	.55%	$5.17	1.02%
Class 4 – assumed 5% return	1,000.00	1,022.13	2.77	.55	5.12	1.02
Managed Risk Growth Portfolio
Class P2 – actual return	$1,000.00	$1,001.06	$3.13	.63%	$5.12	1.03%
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	5.17	1.03
Managed Risk Growth and Income Portfolio
Class P2 – actual return	$1,000.00	$1,019.23	$3.16	.63%	$5.42	1.08%
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	5.42	1.08
Managed Risk Global Allocation Portfolio
Class P2 – actual return	$1,000.00	$1,001.08	$3.13	.63%	$5.97	1.20%
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	6.02	1.20

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

28	American Funds Insurance Series – Portfolio Series

Offices of the series and of the investment adviser

Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st Floor
Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Bank of New York Mellon
(Managed Risk Funds only)
One Wall Street
New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Insurance Series — Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Insurance Series — Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series — Portfolio Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses for American Funds Insurance Series — Portfolio Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2016, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our AFIS equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods. Our AFIS fixed income funds have beaten comparable Lipper indexes in 55% of 10-year periods and 87% of 20-year periods.2 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.3

[1]	Portfolio manager experience as of November 2015.
[2]	Based on Class 2 share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund).
[3]	Based on management fees for the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGESRX-825-0816P   Litho in USA RCG/SCG/6311-S55868

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Insurance Series®
Global Growth Fund
Investment portfolio
June 30, 2016
unaudited
Common stocks 94.32% Information technology 24.37%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	34,285,000	$173,365
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	710,000	18,623
ASML Holding NV1	675,542	66,962
ASML Holding NV (New York registered)	599,176	59,444
Alphabet Inc., Class A2	77,600	54,594
Alphabet Inc., Class C2	63,852	44,192
Nintendo Co., Ltd.[1]	589,600	84,127
Visa Inc., Class A	998,800	74,081
Nokia Corp.[1]	12,783,507	72,665
AAC Technologies Holdings Inc.[1]	8,132,040	69,891
Microsoft Corp.	1,365,000	69,847
Facebook, Inc., Class A2	580,185	66,304
Alibaba Group Holding Ltd. (ADR)[2]	781,050	62,117
Murata Manufacturing Co., Ltd.[1]	441,000	49,471
Broadcom Ltd.	316,200	49,137
Accenture PLC, Class A	364,951	41,345
Tencent Holdings Ltd.[1]	1,800,000	41,007
Naver Corp.[1]	57,297	35,627
Intel Corp.	1,059,500	34,752
ASM Pacific Technology Ltd.[1]	4,079,100	29,324
TE Connectivity Ltd.	327,500	18,703
LinkedIn Corp., Class A2	80,000	15,140
VeriSign, Inc.[2]	175,000	15,130
Cognizant Technology Solutions Corp., Class A2	174,000	9,960
TDK Corp.[1]	162,000	9,027
		1,264,835
Consumer discretionary 20.96%
Amazon.com, Inc.[2]	430,150	307,824
Home Depot, Inc.	1,111,100	141,876
Priceline Group Inc.[2]	81,495	101,739
McDonald’s Corp.	504,000	60,651
Ulta Salon, Cosmetics & Fragrance, Inc.[2]	240,000	58,474
Industria de Diseño Textil, SA1	1,723,000	57,458
Naspers Ltd., Class N1	221,000	33,863
NIKE, Inc., Class B	562,200	31,033
Kroton Educacional SA, ordinary nominative	6,747,900	28,569
Pearson PLC[1]	2,110,000	27,519
ASOS PLC[1,2]	502,304	26,764
CBS Corp., Class B	424,000	23,083
Christian Dior SE1	111,900	18,127
MGM Resorts International[2]	758,024	17,154
Burberry Group PLC[1]	1,014,612	15,860
Dixons Carphone PLC[1]	3,480,000	15,108
Hyundai Mobis Co., Ltd.[1]	68,000	14,888
Liberty Global PLC, Class C2	351,465	10,069
Liberty Global PLC, Class A2	108,449	3,152
American Funds Insurance Series — Global Growth Fund — Page 1 of 164

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Suzuki Motor Corp.[1]	480,000	$12,954
Publicis Groupe SA1	184,865	12,524
TOD’S SpA[1]	224,709	12,052
Mahindra & Mahindra Ltd.[1]	562,000	11,948
Tiffany & Co.	190,000	11,522
Ryohin Keikaku Co., Ltd.[1]	37,700	9,147
Walt Disney Co.	84,000	8,217
HUGO BOSS AG1	120,700	6,819
Toyota Motor Corp.[1]	125,000	6,250
Liberty Global PLC LiLAC, Class C2	43,851	1,425
Liberty Global PLC LiLAC, Class A2	13,531	436
Hermès International[1]	3,910	1,473
		1,087,978
Health care 17.30%
Novo Nordisk A/S, Class B1	3,757,870	202,087
Vertex Pharmaceuticals Inc.[2]	1,275,000	109,676
Regeneron Pharmaceuticals, Inc.[2]	290,700	101,521
UnitedHealth Group Inc.	580,000	81,896
Express Scripts Holding Co.[2]	749,000	56,774
Bayer AG1	559,300	56,272
Boston Scientific Corp.[2]	2,189,200	51,162
Novartis AG1	530,000	43,600
Sartorius AG, non-registered shares, non-voting preferred[1]	568,400	41,663
Merck & Co., Inc.	660,500	38,051
Essilor International[1]	256,817	34,181
Medtronic PLC	332,000	28,808
AstraZeneca PLC[1]	419,500	24,972
Juno Therapeutics, Inc.[2]	430,000	16,529
Bristol-Myers Squibb Co.	78,000	5,737
Roche Holding AG, non-registered shares, non-voting[1]	20,000	5,281
		898,210
Financials 9.87%
AIA Group Ltd.[1]	15,387,900	92,725
JPMorgan Chase & Co.	1,034,520	64,285
ORIX Corp.[1]	4,990,000	63,720
Indiabulls Housing Finance Ltd.[1]	3,523,000	35,178
Prudential PLC[1]	1,914,934	32,623
Moody’s Corp.	316,000	29,612
ICICI Bank Ltd.[1]	8,125,000	29,038
Chubb Ltd.	200,000	26,142
Housing Development Finance Corp. Ltd.[1]	1,120,000	20,898
AXA SA1	986,630	19,821
Berkshire Hathaway Inc., Class A2	71	15,405
Bankinter, SA1	1,969,000	12,664
Svenska Handelsbanken AB, Class A1	902,000	10,911
CME Group Inc., Class A	108,000	10,519
Banco Santander, SA1	2,678,200	10,427
Tokio Marine Holdings, Inc.[1]	281,400	9,309
Shinsei Bank, Ltd.[1]	6,401,000	9,238
Itaú Unibanco Holding SA, preferred nominative	750,000	7,074
American Funds Insurance Series — Global Growth Fund — Page 2 of 164

unaudited
Common stocks Financials (continued)	Shares	Value (000)
BNP Paribas SA1	147,000	$6,609
Sumitomo Mitsui Trust Holdings, Inc.[1]	1,881,000	6,088
		512,286
Consumer staples 6.46%
Associated British Foods PLC[1]	2,372,470	86,021
Pernod Ricard SA1	458,739	51,098
Kao Corp.[1]	733,000	42,301
British American Tobacco PLC[1]	458,000	29,802
Seven & i Holdings Co., Ltd.[1]	704,000	29,391
Nestlé SA1	360,000	27,769
Alimentation Couche-Tard Inc., Class B	335,000	14,386
Constellation Brands, Inc., Class A	69,300	11,462
Lenta Ltd. (GDR)[1,2,3]	1,211,900	8,749
Lenta Ltd. (GDR)[1,2]	334,100	2,412
Coca-Cola Enterprises, Inc.	277,000	9,886
Procter & Gamble Co.	113,000	9,568
Coca-Cola HBC AG (CDI)[1]	348,900	7,037
Coca-Cola Co.	120,000	5,440
		335,322
Industrials 4.50%
KONE Oyj, Class B1	880,000	40,632
Airbus Group SE, non-registered shares[1]	629,000	36,525
NIBE Industrier AB, Class B1	3,596,000	29,769
ASSA ABLOY AB, Class B1	1,410,000	28,901
Ryanair Holdings PLC (ADR)	360,637	25,079
Fastenal Co.	410,000	18,200
International Consolidated Airlines Group, SA (CDI)[1]	3,495,000	17,496
IDEX Corp.	160,000	13,136
Boeing Co.	67,000	8,701
Ingersoll-Rand PLC	130,000	8,278
Caterpillar Inc.	90,000	6,823
		233,540
Energy 3.47%
Reliance Industries Ltd.[1]	2,825,000	40,704
Enbridge Inc. (CAD denominated)	757,497	32,089
Schlumberger Ltd.	365,260	28,885
Seven Generations Energy Ltd., Class A2	1,481,325	28,275
EOG Resources, Inc.	275,000	22,941
Royal Dutch Shell PLC, Class B1	653,706	17,976
Oil Search Ltd.[1]	1,889,897	9,504
		180,374
Telecommunication services 1.47%
SoftBank Group Corp.[1]	1,078,000	60,988
BT Group PLC[1]	2,772,453	15,309
		76,297
American Funds Insurance Series — Global Growth Fund — Page 3 of 164

unaudited
Common stocks Materials 0.66%	Shares	Value (000)
Praxair, Inc.	160,000	$17,982
Glencore PLC[1]	4,000,000	8,173
FMC Corp.	171,000	7,919
		34,074
Utilities 0.30%
ENN Energy Holdings Ltd.[1]	1,890,000	9,330
EDP - Energias de Portugal, SA1	2,125,000	6,526
		15,856
Miscellaneous 4.96%
Other common stocks in initial period of acquisition		257,233
Total common stocks (cost: $3,874,239,000)		4,896,005
Bonds, notes & other debt instruments 0.04% U.S. Treasury bonds & notes 0.04% U.S. Treasury 0.04%	Principal amount (000)
U.S. Treasury 0.875% 2017[4]	$2,000	2,007
Total bonds, notes & other debt instruments (cost: $2,003,000)		2,007
Short-term securities 6.02%
CAFCO, LLC 0.47% due 7/25/2016[3]	47,000	46,987
Federal Home Loan Bank 0.32%–0.34% due 7/11/2016–8/11/2016	53,500	53,492
GlaxoSmithKline Finance PLC 0.53% due 8/23/2016[3]	47,600	47,568
Mitsubishi UFJ Financial 0.41% due 7/14/2016	61,500	61,490
Nordea Bank AB 0.52% due 7/5/2016[3]	21,300	21,299
Qualcomm Inc. 0.48% due 7/13/2016[3]	20,000	19,998
Scotiabank Inc. 0.44% due 7/1/2016[3]	40,700	40,700
United Parcel Service Inc. 0.49% due 7/1/2016[3]	20,800	20,800
Total short-term securities (cost: $312,326,000)		312,334
Total investment securities 100.38% (cost: $4,188,568,000)		5,210,346
Other assets less liabilities (0.38)%		(19,708)
Net assets 100.00%		$5,190,638
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Growth Fund — Page 4 of 164

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $45,698,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Japanese yen	7/12/2016	Bank of America, N.A.	$5,370	¥581,294	$(261)
Japanese yen	8/22/2016	Bank of America, N.A.	$6,875	¥715,000	(61)
					$(322)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,461,243,000, which represented 47.42% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $206,101,000, which represented 3.97% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $290,000, which represented less than .01% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
¥ = Japanese yen
American Funds Insurance Series — Global Growth Fund — Page 5 of 164

Global Small Capitalization Fund
Investment portfolio
June 30, 2016
unaudited
Common stocks 82.71% Consumer discretionary 17.02%	Shares	Value (000)
Domino’s Pizza, Inc.	335,300	$44,052
Cedar Fair, LP	687,000	39,722
zooplus AG, non-registered shares[1,2]	266,800	38,024
Five Below, Inc.[1]	660,000	30,631
Tele Columbus AG1,2	3,285,000	30,573
Expedia, Inc.	272,225	28,937
GVC Holdings PLC[2]	3,793,748	28,579
AA PLC[2]	7,658,304	24,468
Lions Gate Entertainment Corp.	1,142,500	23,113
Cyrela Brazil Realty SA, ordinary nominative	6,191,000	19,832
BCA Marketplace PLC[2]	8,130,000	18,222
Entertainment One Ltd.[2]	7,563,697	17,405
Ted Baker PLC[2]	517,915	16,775
Brinker International, Inc.	347,000	15,799
Kyoritsu Maintenance Co.,Ltd.[2]	208,900	13,873
Belmond Ltd., Class A1	1,398,200	13,842
Ladbrokes PLC[2]	8,765,100	13,128
Eros International PLC, Class A1	759,296	12,354
Penske Automotive Group, Inc.	388,000	12,206
ServiceMaster Global Holdings, Inc.[1]	303,000	12,059
Paddy Power Betfair PLC[2]	106,393	11,190
Melco Crown Entertainment Ltd. (ADR)	782,000	9,838
Stella International Holdings Ltd.[2]	5,226,000	9,236
Minor International PCL, non-voting depositary receipt (Thailand)[2]	7,230,000	8,295
Texas Roadhouse, Inc.	175,000	7,980
Melco International Development Ltd.[2]	8,216,000	7,722
Tesla Motors, Inc.[1]	35,000	7,430
ClubCorp Holdings, Inc.	570,000	7,410
SSI Group, Inc.[1,2]	93,136,500	6,422
Toll Brothers, Inc.[1]	225,000	6,055
DO & CO AG, non-registered shares[2]	68,190	5,977
Hathway Cable and Datacom Ltd.[1,2]	11,750,000	5,831
Tarena International, Inc., Class A (ADR)	528,900	5,463
Marui Group Co., Ltd.[2]	401,000	5,381
Poundland Group PLC[2]	1,927,000	5,311
Chow Sang Sang Holdings International Ltd.[2]	2,942,000	5,217
Cabela’s Inc.[1]	103,500	5,181
Playmates Toys Ltd.[2]	27,164,000	5,177
Cie. Plastic Omnium SA2	178,600	5,021
GfK SE2	116,000	4,635
Hankook Tire Co., Ltd.[2]	101,174	4,503
Mothercare PLC[1,2]	2,431,000	4,435
Greene King PLC[2]	386,600	4,036
Inchcape PLC[2]	464,600	3,900
Daily Mail and General Trust PLC, Class A, non-voting[2]	485,000	3,866
B2W - Cia. Digital, ordinary nominative[1]	919,300	2,690
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 164

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
B2W - Cia. Digital, subscription receipts[1,2]	294,026	$860
Talwalkars Better Value Fitness Ltd.[2]	1,020,000	3,404
Lands’ End, Inc.[1]	200,000	3,284
TravelCenters of America LLC[1]	400,000	3,264
Brunello Cucinelli SpA[2]	178,865	3,209
POLYTEC Holding AG, non-registered shares[2]	364,350	2,975
American Axle & Manufacturing Holdings, Inc.[1]	202,000	2,925
I.T Limited[2]	9,630,000	2,865
Zhongsheng Group Holdings Ltd.[2]	5,067,500	2,781
Mulberry Group PLC[2]	186,500	2,612
OSIM International Ltd[2]	2,380,000	2,456
Premium Leisure Corp.[2]	80,900,000	2,020
Mando Corp.[2]	10,226	1,935
Wowprime Corp.[2]	534,000	1,897
L’Occitane International SA2	879,671	1,799
Sitoy Group Holdings Ltd.[2]	4,206,000	1,695
NagaCorp Ltd.[2]	2,420,000	1,612
Whistler Blackcomb Holdings Inc.	65,500	1,217
William Hill PLC[2]	205,200	711
China Zenix Auto International Ltd. (ADR)[1]	428,500	350
Five Star Travel Corp.[1,2,3]	219,739	4
Ten Alps PLC[1,2]	260,000	3
Phorm Corp. Ltd.[1,2]	24,010,000	—
Dick Smith Holdings Ltd.[2]	1,663,000	—
		655,674
Information technology 13.58%
Qorvo, Inc.[1]	1,783,038	98,531
AAC Technologies Holdings Inc.[2]	3,542,061	30,442
Inphi Corp.[1]	887,600	28,430
Kakaku.com, Inc.[2]	1,310,000	25,824
Hamamatsu Photonics KK2	815,753	22,712
Sunny Optical Technology (Group) Co., Ltd.[2]	5,860,000	20,600
Zoopla Property Group PLC[2]	5,735,620	20,381
Palo Alto Networks, Inc.[1]	160,200	19,647
Sonus Networks, Inc.[1]	2,056,500	17,871
Cypress Semiconductor Corp.	1,611,000	16,996
Silicon Laboratories Inc.[1]	287,715	14,023
Cray Inc.[1]	464,150	13,887
Topcon Corp.[2]	1,360,510	13,344
Cognex Corp.	300,000	12,930
YY Inc., Class A (ADR)[1]	363,000	12,295
VTech Holdings Ltd.[2]	1,140,000	12,026
Zebra Technologies Corp., Class A1	225,000	11,273
Tobii AB1,2	1,458,010	11,043
Exa Corp.[1]	720,000	10,404
Semiconductor Manufacturing International Corp.[1,2]	129,191,912	10,371
ON Semiconductor Corp.[1]	1,036,626	9,143
Lumentum Holdings Inc.[1]	373,140	9,030
RIB Software AG2	842,045	8,174
Finisar Corp.[1]	462,000	8,090
Syntel, Inc.[1]	167,000	7,558
KPIT Technologies Ltd.[2]	2,637,993	7,256
Delta Electronics (Thailand) PCL[2]	3,667,800	7,162
Rightmove PLC[2]	142,000	6,923
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 164

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Interactive Intelligence Group, Inc.[1]	166,000	$6,804
Vanguard International Semiconductor Corp.[2]	3,850,000	6,356
CDW Corp.	140,000	5,611
Viavi Solutions Inc.[1]	844,600	5,600
Semtech Corp.[1]	191,000	4,557
Alten SA, non-registered shares[2]	68,500	4,049
Ixia[1]	144,000	1,414
QIWI PLC, Class B (ADR)	92,500	1,212
M/A-COM Technology Solutions Holdings, Inc.[1]	19,700	650
Computer Modelling Group Ltd.	58,804	471
		523,090
Health care 13.25%
China Biologic Products, Inc.[1]	503,000	53,479
GW Pharmaceuticals PLC (ADR)[1]	559,950	51,275
athenahealth, Inc.[1]	353,716	48,816
Illumina, Inc.[1]	270,400	37,959
Insulet Corp.[1]	1,254,033	37,922
Hikma Pharmaceuticals PLC[2]	1,039,000	34,263
Myriad Genetics, Inc.[1]	813,567	24,895
Sawai Pharmaceutical Co., Ltd.[2]	309,400	23,840
Ultragenyx Pharmaceutical Inc.[1]	483,768	23,661
NuVasive, Inc.[1]	377,100	22,520
bluebird bio, Inc.[1]	485,765	21,029
Kite Pharma, Inc.[1]	385,539	19,277
Axovant Sciences Ltd.[1]	1,182,027	15,177
BioMarin Pharmaceutical Inc.[1]	172,000	13,382
CONMED Corp.	217,065	10,360
Novadaq Technologies Inc.[1]	1,041,350	10,247
Teleflex Inc.	51,200	9,078
Team Health Holdings, Inc.[1]	167,250	6,802
Divi’s Laboratories Ltd.[2]	384,864	6,350
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	5,535
NantKwest, Inc.[1]	773,700	4,812
Capio AB2	870,214	4,788
Hologic, Inc.[1]	112,000	3,875
Fisher & Paykel Healthcare Corp. Ltd.[2]	538,000	3,862
Mitra Keluarga Karyasehat Tbk PT2	17,500,000	3,646
EXACT Sciences Corp.[1]	280,000	3,430
Endo International PLC[1]	213,764	3,333
Puma Biotechnology, Inc.[1]	87,600	2,610
AbbVie Inc.[2,3]	46,159	2,600
EOS imaging SA1,2	268,946	872
Mauna Kea Technologies SA1,2	223,332	434
QRxPharma Ltd.[1,2]	4,129,927	—
		510,129
Industrials 7.24%
International Container Terminal Services, Inc.[2]	30,840,000	40,602
ITT Corp.	823,000	26,320
ABM Industries Inc.	626,600	22,858
AKR Corporindo Tbk PT2	37,356,800	18,170
Carborundum Universal Ltd.[2]	5,090,000	18,140
PARK24 Co., Ltd.[2]	502,000	17,193
Clean Harbors, Inc.[1]	313,500	16,336
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 164

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
NORMA Group SE, non-registered shares[2]	215,718	$10,183
J. Kumar Infraprojects Ltd.[2]	2,901,000	9,612
Amara Raja Batteries Ltd.[2]	710,712	9,149
KEYW Holding Corp.[1]	750,000	7,455
Alliance Global Group, Inc.[2]	23,370,000	7,375
JVM Co., Ltd.[1,2]	159,865	6,835
PayPoint PLC[2]	520,000	6,291
Geberit AG2	16,500	6,233
Unique Engineering and Construction PCL[2]	11,298,000	5,511
Johnson Electric Holdings Ltd.[2]	2,378,000	5,315
Boyd Group Income Fund	91,900	5,282
Generac Holdings Inc.[1]	147,200	5,146
Talgo SA1,2	1,070,430	4,951
Gujarat Pipavav Port Ltd.[1,2]	1,985,000	4,816
Valmont Industries, Inc.	34,000	4,599
Aida Engineering, Ltd.[2]	432,000	3,531
Bossard Holding AG2	31,400	3,333
Landstar System, Inc.	46,600	3,200
Chart Industries, Inc.[1]	103,900	2,507
CIMC Enric Holdings Ltd.[2]	4,174,000	1,913
Rheinmetall AG2	29,000	1,713
CAE Inc.	127,100	1,536
Pegasus Hava Tasimaciligi AS1,2	301,982	1,431
TD Power Systems Ltd.[2]	286,208	961
Frigoglass SAIC[1,2]	1,427,939	232
		278,729
Financials 6.90%
Kotak Mahindra Bank Ltd.[1,2]	3,282,732	37,276
Essent Group Ltd.[1]	1,579,064	34,439
Kemper Corp.	900,000	27,882
Avanza Bank Holding AB2	544,486	20,846
WHA Corp. PCL[1,2]	229,631,250	20,483
Land and Houses PCL, non-voting depository receipt[2]	67,777,400	17,505
Land and Houses PCL FR2	1,412,600	365
Shriram Transport Finance Co. Ltd.[2]	959,955	17,150
K. Wah International Holdings Ltd.[2]	28,544,503	14,238
City Union Bank Ltd.[2]	4,714,341	8,168
Endurance Specialty Holdings Ltd.	110,000	7,388
Cerved Information Solutions SPA, non-registered shares[2]	796,199	6,278
Numis Corp. PLC[2]	2,022,302	5,357
Signature Bank[1]	42,000	5,247
Eurobank Ergasias SA1,2	7,665,362	4,786
Mahindra Lifespace Developers Ltd.[2]	681,356	4,746
Altisource Residential Corp.	451,407	4,148
LSL Property Services PLC[2]	1,190,000	3,875
Texas Capital Bancshares, Inc.[1]	82,700	3,867
Golden Wheel Tiandi Holdings Co. Ltd.[1,2]	49,168,000	3,676
Permanent TSB Group Holdings PLC[1,2]	1,810,000	3,408
Cathay General Bancorp, Inc.	113,900	3,212
Bank of Ireland[1,2]	14,099,515	2,932
National Bank of Pakistan[2]	5,270,000	2,913
BankUnited, Inc.	82,000	2,519
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 164

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Inversiones La Construcción SA	205,000	$2,249
EFG International AG2	187,925	717
		265,670
Consumer staples 6.71%
Sprouts Farmers Market, Inc.[1]	3,176,926	72,752
COSMOS Pharmaceutical Corp.[2]	196,500	39,411
Puregold Price Club, Inc.[2]	37,418,000	33,561
SalMar ASA[2]	612,000	18,276
Coca-Cola Icecek AS, Class C2	1,341,000	16,439
Treasury Wine Estates Ltd.[2]	1,834,975	12,693
Hypermarcas SA, ordinary nominative	1,644,652	11,950
Delfi Ltd.[2]	3,729,800	8,062
Emperador Inc.[1,2]	45,300,000	6,979
PZ Cussons PLC[2]	1,579,100	6,939
Kernel Holding SA2	493,041	6,621
Scandinavian Tobacco Group A/S2	396,000	6,479
Super Group Ltd.[2]	8,948,400	5,512
Philip Morris CR as2	10,500	5,315
Del Monte Pacific Ltd.[1,2]	16,286,223	4,270
Lenta Ltd. (GDR)[1,2]	240,000	1,733
Stock Spirits Group PLC[2]	746,100	1,606
		258,598
Energy 6.00%
InterOil Corp.[1]	1,184,235	53,290
Laredo Petroleum, Inc.[1]	4,534,000	47,516
Carrizo Oil & Gas, Inc.[1]	708,473	25,399
SM Energy Co.	771,700	20,836
Tullow Oil PLC[2]	4,596,215	16,081
Pason Systems Inc.	849,000	11,737
Amerisur Resources PLC[1,2]	27,117,360	9,579
Transocean Partners LLC	719,900	9,078
Venture Global LNG, Inc., Class C1,2,3,4	2,760	8,713
Ophir Energy PLC[1,2]	6,652,492	7,003
Kosmos Energy Ltd.[1]	1,035,000	5,641
Lekoil Ltd. (CDI)[1,2]	21,413,600	5,142
Oasis Petroleum Inc.[1]	428,600	4,003
Victoria Oil & Gas PLC[1,2,5]	6,966,560	3,363
Canadian Overseas Petroleum Ltd.[1]	11,225,000	565
Canadian Overseas Petroleum Ltd.[1,3]	8,000,000	402
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2]	6,050,000	276
Denbury Resources Inc.[3]	230,000	826
Genel Energy PLC[1,2]	400,600	747
Providence Resources PLC[1,2]	2,490,250	381
BNK Petroleum Inc.[1]	756,920	170
African Petroleum Corp. Ltd.[1,2]	336,363	123
International Petroleum Ltd.[1,2]	54,894,353	115
Borders & Southern Petroleum PLC[1,2]	3,226,500	81
Circle Oil PLC[1,2]	17,937,000	—
		231,067
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 164

unaudited
Common stocks Materials 4.67%	Shares	Value (000)
Lundin Mining Corp.[1]	7,025,000	$23,707
Sirius Minerals Plc[1,2]	79,015,210	20,387
Stillwater Mining Co.[1]	1,615,000	19,154
PolyOne Corp.	535,000	18,853
Buzzi Unicem SPA[2]	794,000	13,890
AptarGroup, Inc.	170,000	13,452
HudBay Minerals Inc.	2,720,000	12,990
United States Steel Corp.	582,065	9,814
Time Technoplast Ltd.[2,5]	11,888,000	8,728
Silgan Holdings Inc.	109,000	5,609
Mayr-Melnhof Karton AG, non-registered shares[2]	45,300	4,936
CPMC Holdings Ltd.[2]	11,300,000	4,802
Arkema SA2	56,300	4,345
Synthomer PLC[2]	900,000	3,868
Nampak Ltd.[2]	2,938,000	3,815
Hummingbird Resources PLC[1,2]	12,613,000	3,777
Rusoro Mining Ltd.[1]	25,530,432	2,470
Greatview Aseptic Packaging Co. Ltd.[2]	5,000,000	2,390
Lenzing AG2	16,055	1,482
Huntsman Corp.	68,600	923
Kenmare Resources PLC[1,2]	54,706,150	609
Indochine Mining Ltd.[1,2,5]	182,998	—
		180,001
Utilities 2.17%
ENN Energy Holdings Ltd.[2]	9,515,700	46,973
CT Environmental Group Ltd.[2]	56,492,000	16,506
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares[2]	4,030,000	11,394
Ratchaburi Electricity Generating Holding PCL[2]	2,300,000	3,340
Glow Energy PCL[2]	1,137,700	2,784
Energy World Corp. Ltd.[1,2]	10,883,000	1,506
Mytrah Energy Ltd.[1,2]	1,854,700	1,152
Greenko Group PLC[2]	2,280,000	31
		83,686
Telecommunication services 0.30%
Indosat Tbk PT1,2	12,616,000	6,086
Zegona Communications PLC[1,2]	3,081,012	4,389
Hutchison Telecommunications Hong Kong Holdings Ltd.[2]	3,200,000	1,085
		11,560
Miscellaneous 4.87%
Other common stocks in initial period of acquisition		187,508
Total common stocks (cost: $3,198,841,000)		3,185,712
Rights & warrants 0.01% Financials 0.01%
WHA Corp. PCL, warrants, expire 2020[1]	1,196,182	208
Energy 0.00%
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2]	2,555,000	39
Total rights & warrants (cost: $17,000)		247
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 164

unaudited
Bonds, notes & other debt instruments 3.16% U.S. Treasury bonds & notes 1.80% U.S. Treasury 1.80%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2026	$47,680	$48,235
U.S. Treasury 2.50% 2046	20,285	21,155
Total U.S. Treasury bonds & notes		69,390
Bonds & notes of governments outside the U.S. 1.17%
Brazil (Federal Republic of) 10.00% 2025	BRL161,000	45,037
Corporate bonds & notes 0.19% Energy 0.19%
Denbury Resources Inc. 9.00% 2021[3]	$3,195	3,211
SM Energy Co. 5.625% 2025	4,825	4,174
Total corporate bonds & notes		7,385
Total bonds, notes & other debt instruments (cost: $111,160,000)		121,812
Short-term securities 13.73%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.44% due 7/12/2016	33,900	33,895
BNP Paribas Finance Inc. 0.27% due 7/1/2016	30,000	30,000
Bridgestone Americas, Inc. 0.43% due 7/5/2016[3]	2,000	2,000
Federal Home Loan Bank 0.34%–0.55% due 7/11/2016–8/29/2016	50,500	50,481
Gotham Funding Corp. 0.46% due 7/5/2016[3]	60,700	60,696
John Deere Canada ULC 0.46% due 8/2/2016[3]	10,200	10,196
Mizuho Bank, Ltd. 0.55% due 8/26/2016[3]	44,000	43,963
Nordea Bank AB 0.51%–0.61% due 9/6/2016–9/22/2016[3]	64,600	64,524
Novartis Finance Corp. 0.47% due 7/20/2016[3]	20,500	20,496
Svenska Handelsbanken Inc. 0.70% due 10/3/2016[3]	50,600	50,518
Toronto-Dominion Holdings USA Inc. 0.62% due 10/19/2016[3]	26,600	26,544
Total Capital Canada Ltd. 0.63% due 8/25/2016[3]	88,000	87,943
Toyota Motor Credit Corp. 0.58% due 8/15/2016	38,900	38,874
Victory Receivables Corp. 0.52% due 7/28/2016[3]	8,400	8,397
Total short-term securities (cost: $528,477,000)		528,527
Total investment securities 99.61% (cost: $3,838,495,000)		3,836,298
Other assets less liabilities 0.39%		15,071
Net assets 100.00%		$3,851,369
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 164

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $75,090,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	7/11/2016	Citibank	$17,543	£12,190	$1,315
British pounds	7/11/2016	Barclays Bank PLC	$1,784	£1,225	154
British pounds	7/11/2016	JPMorgan Chase	$1,784	£1,224	153
British pounds	7/11/2016	HSBC Bank	$1,785	£1,227	152
British pounds	7/11/2016	UBS AG	$1,782	£1,224	152
British pounds	7/18/2016	HSBC Bank	$47,977	£34,000	2,707
Euros	8/3/2016	HSBC Bank	$4,054	€3,672	(27)
Euros	8/4/2016	JPMorgan Chase	$10,131	€9,091	29
Euros	8/5/2016	Citibank	$11,611	€10,438	13
Euros	8/5/2016	Barclays Bank PLC	$2,999	€2,691	8
Japanese yen	7/15/2016	UBS AG	$4,095	¥437,000	(138)
Singapore dollars	8/26/2016	Barclays Bank PLC	$4,844	S$6,704	(130)
					$4,388
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,470,662,000, which represented 38.19% of the net assets of the fund. This amount includes $1,455,844,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $391,033,000, which represented 10.15% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations and symbols
ADR = American Depositary Receipts
BRL = Brazilian reais
CDI = CREST Depository Interest
€ = Euros
GBP/£ = British pounds
GDR = Global Depositary Receipts
¥ = Japanese yen
S$ = Singapore dollars
American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 164

Growth Fund
Investment portfolio
June 30, 2016
unaudited
Common stocks 95.29% Information technology 23.42%	Shares	Value (000)
Facebook, Inc., Class A1	6,789,685	$775,925
Microsoft Corp.	11,695,000	598,433
Broadcom Ltd.	2,869,100	445,858
ASML Holding NV (New York registered)	2,224,016	220,645
ASML Holding NV2	1,808,186	179,233
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	59,537,000	301,053
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,425,392	37,388
Visa Inc., Class A	4,355,000	323,010
Apple Inc.	3,306,300	316,082
Alphabet Inc., Class A1	229,000	161,109
Alphabet Inc., Class C1	195,241	135,126
LinkedIn Corp., Class A1	1,026,460	194,258
Akamai Technologies, Inc.[1]	2,305,000	128,919
TE Connectivity Ltd.	2,015,000	115,077
Hexagon AB, Class B2	3,152,551	114,753
NetSuite Inc.[1]	1,507,000	109,710
Nintendo Co., Ltd.[2]	714,960	102,014
Adobe Systems Inc.[1]	1,000,000	95,790
Dolby Laboratories, Inc., Class A	1,949,549	93,286
salesforce.com, inc.[1]	1,005,000	79,807
Intuit Inc.	615,000	68,640
Amphenol Corp., Class A	935,000	53,604
Intel Corp.	1,580,000	51,824
Alibaba Group Holding Ltd. (ADR)[1]	600,000	47,718
Finisar Corp.[1]	2,554,000	44,720
Murata Manufacturing Co., Ltd.[2]	298,500	33,485
PayPal Holdings, Inc.[1]	907,000	33,115
Autodesk, Inc.[1]	510,000	27,611
Juniper Networks, Inc.	1,160,000	26,088
Workday, Inc., Class A1	228,700	17,077
VeriSign, Inc.[1]	185,000	15,995
		4,947,353
Consumer discretionary 21.77%
Amazon.com, Inc.[1]	1,900,216	1,359,833
Home Depot, Inc.	5,625,000	718,256
Comcast Corp., Class A	7,685,000	500,985
Charter Communications, Inc., Class A1	1,297,045	296,556
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	1,120,000	272,877
Starbucks Corp.	3,685,000	210,487
Tesla Motors, Inc.[1]	987,500	209,627
Netflix, Inc.[1]	1,765,000	161,462
Twenty-First Century Fox, Inc., Class A	5,710,000	154,456
MGM Resorts International[1]	5,743,400	129,973
Newell Rubbermaid Inc.	1,818,900	88,344
Priceline Group Inc.[1]	61,331	76,566
American Funds Insurance Series — Growth Fund — Page 14 of 164

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
CBS Corp., Class B	1,360,000	$74,038
Liberty Global PLC, Class C1	2,275,000	65,179
Expedia, Inc.	498,000	52,937
NIKE, Inc., Class B	905,000	49,956
Sturm, Ruger & Co., Inc.	565,288	36,184
Domino’s Pizza, Inc.	275,000	36,130
Tiffany & Co.	589,000	35,717
Luxottica Group SpA[2]	564,000	27,481
Chipotle Mexican Grill, Inc.[1]	38,500	15,506
Carnival Corp., units	290,000	12,818
Liberty Global PLC LiLAC, Class C1	283,849	9,222
Ralph Lauren Corp., Class A	37,300	3,343
		4,597,933
Health care 14.35%
UnitedHealth Group Inc.	3,330,000	470,196
Centene Corp.[1]	4,266,652	304,511
Express Scripts Holding Co.[1]	4,003,208	303,443
Regeneron Pharmaceuticals, Inc.[1]	706,500	246,731
Vertex Pharmaceuticals Inc.[1]	2,422,000	208,340
Incyte Corp.[1]	2,306,500	184,474
Thermo Fisher Scientific Inc.	1,240,000	183,222
Humana Inc.	993,200	178,657
Medtronic PLC	1,830,000	158,789
Intuitive Surgical, Inc.[1]	195,000	128,975
ResMed Inc.	1,480,000	93,580
Merck & Co., Inc.	1,601,000	92,234
Hologic, Inc.[1]	2,593,602	89,739
Gilead Sciences, Inc.	1,070,000	89,259
Boston Scientific Corp.[1]	3,100,000	72,447
Intercept Pharmaceuticals, Inc.[1]	362,500	51,722
Quintiles Transnational Holdings Inc.[1]	655,000	42,785
Illumina, Inc.[1]	230,000	32,287
Agios Pharmaceuticals, Inc.[1]	584,491	24,487
Abbott Laboratories	552,200	21,707
Brookdale Senior Living Inc.[1]	1,150,000	17,756
Bristol-Myers Squibb Co.	221,000	16,255
Novo Nordisk A/S, Class B2	179,000	9,626
ACADIA Pharmaceuticals Inc.[1]	286,000	9,284
		3,030,506
Financials 9.48%
Berkshire Hathaway Inc., Class A1	2,235	484,939
Berkshire Hathaway Inc., Class B1	363,734	52,665
Wells Fargo & Co.	4,090,000	193,580
JPMorgan Chase & Co.	2,503,720	155,581
Onex Corp.	2,342,800	143,257
Goldman Sachs Group, Inc.	934,400	138,833
American International Group, Inc.	2,333,300	123,408
Legal & General Group PLC[2]	45,158,246	117,048
Chubb Ltd.	707,366	92,460
PNC Financial Services Group, Inc.	920,800	74,944
FCB Financial Holdings, Inc., Class A1	1,680,000	57,120
Bank of America Corp.	4,015,000	53,279
Iron Mountain Inc.	1,300,000	51,779
American Funds Insurance Series — Growth Fund — Page 15 of 164

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Financial Engines, Inc.	1,570,000	$40,616
Capital One Financial Corp.	580,000	36,836
First Republic Bank	495,000	34,645
CME Group Inc., Class A	350,100	34,100
BlackRock, Inc.	75,000	25,690
American Tower Corp.	190,000	21,586
Fifth Third Bancorp	980,000	17,238
Legg Mason Partners Equity Fund	565,000	16,662
Charles Schwab Corp.	590,000	14,933
Crown Castle International Corp.	107,000	10,853
Morgan Stanley	411,000	10,678
		2,002,730
Energy 8.72%
Schlumberger Ltd.	4,995,000	395,004
Concho Resources Inc.[1]	1,851,700	220,852
Suncor Energy Inc.	5,502,090	152,633
Noble Energy, Inc.	3,958,000	141,973
Chevron Corp.	1,200,000	125,796
EOG Resources, Inc.	1,367,400	114,068
Halliburton Co.	2,500,000	113,225
Pioneer Natural Resources Co.	642,700	97,183
Weatherford International PLC[1]	12,761,776	70,828
Core Laboratories NV	561,198	69,527
Murphy Oil Corp.	2,043,200	64,872
Peyto Exploration & Development Corp.	1,965,000	52,747
Cimarex Energy Co.	419,700	50,079
Royal Dutch Shell PLC, Class B (ADR)	760,100	42,566
Seven Generations Energy Ltd., Class A1	2,192,478	41,849
Hess Corp.	570,300	34,275
Enbridge Inc. (CAD denominated)	768,895	32,572
Tourmaline Oil Corp.[1]	847,000	22,297
		1,842,346
Consumer staples 7.40%
Philip Morris International Inc.	3,615,000	367,718
Kraft Heinz Co.	2,500,000	221,200
Coca-Cola Co.	4,670,000	211,691
Constellation Brands, Inc., Class A	1,075,000	177,805
Kerry Group PLC, Class A2	1,700,000	151,043
Costco Wholesale Corp.	920,000	144,477
Kroger Co.	3,710,000	136,491
TreeHouse Foods, Inc.[1]	472,766	48,529
Reynolds American Inc.	764,500	41,230
Mead Johnson Nutrition Co.	300,500	27,270
Pinnacle Foods Inc.	425,000	19,673
Coca-Cola Enterprises, Inc.	470,000	16,774
		1,563,901
Industrials 5.56%
Boeing Co.	1,450,000	188,312
Rockwell Collins, Inc.	1,832,000	155,976
Oshkosh Corp.	2,194,459	104,698
MTU Aero Engines AG2	861,034	80,548
Stericycle, Inc.[1]	750,000	78,090
American Funds Insurance Series — Growth Fund — Page 16 of 164

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
General Dynamics Corp.	555,000	$77,278
Raytheon Co.	538,000	73,141
Northrop Grumman Corp.	294,000	65,350
Cummins Inc.	562,000	63,191
Grafton Group PLC, units[2]	7,866,000	52,128
TransDigm Group Inc.[1]	169,000	44,564
Caterpillar Inc.	490,000	37,147
Huntington Ingalls Industries, Inc.	217,000	36,463
Meggitt PLC[2]	6,506,647	35,296
Lockheed Martin Corp.	131,000	32,510
Fastenal Co.	590,000	26,190
Masco Corp.	722,000	22,339
		1,173,221
Telecommunication services 1.06%
Zayo Group Holdings, Inc.[1]	6,549,000	182,914
T-Mobile US, Inc.[1]	650,000	28,125
Vodafone Group PLC[2]	4,300,000	13,090
		224,129
Materials 0.97%
E.I. du Pont de Nemours and Co.	1,990,000	128,952
Praxair, Inc.	385,000	43,270
HudBay Minerals Inc.	5,617,200	26,826
Platform Specialty Products Corp.[1]	626,861	5,567
		204,615
Utilities 0.30%
Exelon Corp.	1,705,000	61,994
KGen Power Corp.[1,2,3,4]	3,166,128	1,437
		63,431
Miscellaneous 2.26%
Other common stocks in initial period of acquisition		476,759
Total common stocks (cost: $14,474,847,000)		20,126,924
Convertible stocks 0.06% Consumer discretionary 0.06%
Uber Technologies, Inc., Series F, convertible preferred[2,3]	268,677	13,104
Total convertible stocks (cost: $10,650,000)		13,104
Convertible bonds 0.03% Miscellaneous 0.03%	Principal amount (000)
Other convertible bonds in initial period of acquisition		5,300
Total convertible bonds (cost: $5,300,000)		5,300
American Funds Insurance Series — Growth Fund — Page 17 of 164

unaudited
Short-term securities 4.56%	Principal amount (000)	Value (000)
Apple Inc. 0.45% due 7/18/2016[5]	$61,400	$61,390
CAFCO, LLC 0.57% due 8/18/2016	33,300	33,280
Caterpillar Financial Services Corp. 0.43%–0.46% due 7/26/2016–9/14/2016	91,000	90,937
Federal Home Loan Bank 0.32%–0.58% due 7/7/2016–8/29/2016	461,700	461,533
Intel Corp. 0.49% due 8/29/2016	37,000	36,974
Microsoft Corp. 0.43%–0.48% due 7/27/2016–8/17/2016[5]	54,900	54,879
PepsiCo Inc. 0.42% due 7/25/2016[5]	33,300	33,291
Pfizer Inc. 0.53%–0.59% due 8/22/2016–9/12/2016[5]	127,700	127,600
Private Export Funding Corp. 0.60% due 9/12/2016[5]	23,300	23,276
U.S. Treasury Bills 0.44% due 8/18/2016	40,000	39,988
Total short-term securities (cost: $963,014,000)		963,148
Total investment securities 99.94% (cost: $15,453,811,000)		21,108,476
Other assets less liabilities 0.06%		13,559
Net assets 100.00%		$21,122,035
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,311,684,000, which represented 6.21% of the net assets of the fund. This amount includes $1,297,142,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $300,436,000, which represented 1.42% of the net assets of the fund.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$10,650	$13,104	0.06%
KGen Power Corp.	12/19/2006	1,203	1,437	0.01
Total private placement securities		11,853	14,541	0.07

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 18 of 164

International Fund
Investment portfolio
June 30, 2016
unaudited
Common stocks 92.69% Financials 16.48%	Shares	Value (000)
AIA Group Ltd.[1]	34,971,700	$210,734
HDFC Bank Ltd.[1]	8,602,600	174,386
HDFC Bank Ltd. (ADR)	352,300	23,375
Cheung Kong Property Holdings Ltd.[1]	23,118,556	145,523
Barclays PLC[1]	47,214,347	89,888
Prudential PLC[1]	5,142,265	87,603
Kotak Mahindra Bank Ltd.[1,2]	5,597,048	63,555
BNP Paribas SA1	1,011,659	45,482
Ayala Land, Inc.[1]	53,650,700	44,372
UBS Group AG1	2,835,651	36,689
Credit Suisse Group AG1	3,352,622	35,727
Wharf (Holdings) Ltd.[1]	5,653,000	34,584
Siam Commercial Bank PCL[1]	6,825,004	27,024
Axis Bank Ltd.[1]	3,222,055	25,631
Metropolitan Bank & Trust Co.[1]	12,130,000	23,342
Sun Hung Kai Properties Ltd.[1]	1,798,666	21,670
HSBC Holdings PLC (HKD denominated)[1]	2,589,644	15,891
UniCredit SpA[1]	6,315,031	14,097
Resona Holdings, Inc.[1]	3,454,500	12,584
Société Générale[1]	350,575	11,079
RSA Insurance Group PLC[1]	1,542,100	10,299
Standard Chartered PLC[1]	669,285	5,091
Standard Chartered PLC (HKD denominated)[1]	669,285	5,020
AXA SA1	497,312	9,991
RioCan Real Estate Investment Trust	436,101	9,900
Commerzbank AG, non-registered shares[1]	1,295,431	8,402
Royal Bank of Canada	135,000	7,977
Bank Rakyat Indonesia (Persero) Tbk PT1	9,000,000	7,392
Investment AB Kinnevik, Class B1	306,233	7,279
		1,214,587
Information technology 12.79%
Tencent Holdings Ltd.[1]	10,839,278	246,937
Alibaba Group Holding Ltd. (ADR)[2]	1,771,200	140,864
Nintendo Co., Ltd.[1]	807,500	115,218
Samsung Electronics Co., Ltd.[1]	77,789	96,836
ASML Holding NV1	693,834	68,775
Infineon Technologies AG1	3,230,346	46,422
Baidu, Inc., Class A (ADR)[2]	249,516	41,208
Murata Manufacturing Co., Ltd.[1]	290,500	32,588
Tata Consultancy Services Ltd.[1]	770,000	29,142
Tech Mahindra Ltd.[1]	3,657,914	27,560
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	3,820,000	19,316
Samsung SDI Co., Ltd.[1]	189,653	17,931
Keyence Corp.[1]	24,600	16,591
MediaTek Inc.[1]	1,670,000	12,752
American Funds Insurance Series — International Fund — Page 19 of 164

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Worldpay Group PLC[1,2]	3,380,200	$12,304
Yandex NV, Class A2	477,000	10,422
Gemalto NV1	128,500	7,870
		942,736
Health care 11.98%
Novartis AG1	3,893,500	320,294
UCB SA1	1,251,700	93,595
Grifols, SA, Class B, preferred non-voting, non-registered shares[1]	3,471,018	57,867
Grifols, SA, Class A, non-registered shares[1]	881,000	19,895
Grifols, SA, Class B (ADR)	793,690	13,231
Takeda Pharmaceutical Co. Ltd.[1]	1,556,400	67,180
Novo Nordisk A/S, Class B1	1,096,000	58,940
Sysmex Corp.[1]	847,248	57,914
Teva Pharmaceutical Industries Ltd. (ADR)	915,300	45,976
Merck KGaA[1]	420,900	42,851
Astellas Pharma Inc.[1]	2,322,700	36,349
Chugai Pharmaceutical Co., Ltd.[1]	581,000	20,643
Shire PLC[1]	280,000	17,242
Fresenius SE & Co. KGaA[1]	231,000	17,021
GlaxoSmithKline PLC[1]	626,000	13,458
		882,456
Consumer discretionary 11.31%
Altice NV, Class A1,2	4,795,381	72,112
Altice NV, Class B1,2	1,118,127	16,887
Toyota Motor Corp.[1]	1,645,700	82,280
Kering SA1	406,733	66,333
Naspers Ltd., Class N1	401,500	61,521
Sands China Ltd.[1]	16,642,000	56,343
Galaxy Entertainment Group Ltd.[1]	17,563,000	52,329
Hyundai Motor Co.[1]	351,154	41,596
Sony Corp.[1]	1,409,000	41,236
H & M Hennes & Mauritz AB, Class B1	1,297,377	38,021
Mahindra & Mahindra Ltd.[1]	1,712,000	36,397
Techtronic Industries Co. Ltd.[1]	7,816,000	32,719
PT Surya Citra Media Tbk[1]	117,400,000	29,445
Li & Fung Ltd.[1]	60,242,000	29,330
Hyundai Mobis Co., Ltd.[1]	131,000	28,681
Melco Crown Entertainment Ltd. (ADR)	1,985,000	24,971
Publicis Groupe SA1	303,183	20,540
Restaurant Brands International Inc.	481,000	20,010
Tata Motors Ltd.[1,2]	2,214,987	15,216
Whitbread PLC[1]	258,200	12,068
JD.com, Inc., Class A (ADR)[2]	539,500	11,454
Tele Columbus AG1,2	1,113,750	10,365
adidas AG1	68,000	9,697
B&M European Value Retail SA1	2,427,000	8,223
Kingfisher PLC[1]	1,846,000	7,968
Global Brands Group Holding Ltd.[1,2]	89,100,000	7,825
		833,567
American Funds Insurance Series — International Fund — Page 20 of 164

unaudited
Common stocks Industrials 8.92%	Shares	Value (000)
Airbus Group SE, non-registered shares[1]	1,943,014	$112,828
Rolls-Royce Holdings PLC[1,2]	9,267,900	88,006
Deutsche Post AG1	1,967,000	54,916
Jardine Matheson Holdings Ltd.[1]	901,800	52,808
Babcock International Group PLC[1]	3,055,615	36,989
CK Hutchison Holdings Ltd.[1]	3,350,836	36,876
Toshiba Corp.[1,2]	10,124,000	27,662
Groupe Eurotunnel SE1	2,505,403	26,664
SMC Corp.[1]	104,100	25,393
Nidec Corp.[1]	310,000	23,399
Capita PLC[1]	1,736,400	22,303
Ryanair Holdings PLC (ADR)	302,700	21,050
International Container Terminal Services, Inc.[1]	13,312,000	17,526
Komatsu Ltd.[1]	1,008,000	17,511
Recruit Holdings Co., Ltd.[1]	480,000	17,456
Ashtead Group PLC[1]	1,169,000	16,776
Kühne + Nagel International AG1	106,197	14,847
Siemens AG1	143,300	14,679
Bureau Veritas SA1	644,096	13,599
Safran SA1	139,400	9,474
Alliance Global Group, Inc.[1]	20,000,000	6,311
		657,073
Consumer staples 8.09%
Nestlé SA1	1,219,700	94,082
Pernod Ricard SA1	816,700	90,970
AMOREPACIFIC Corp.[1]	209,600	78,993
British American Tobacco PLC[1]	1,182,000	76,913
Associated British Foods PLC[1]	1,537,588	55,750
Treasury Wine Estates Ltd.[1]	4,439,100	30,708
Japan Tobacco Inc.[1]	570,000	22,834
Philip Morris International Inc.	192,400	19,571
Uni-Charm Corp.[1]	870,000	19,379
Imperial Brands PLC[1]	283,000	15,363
Indofood Sukses Makmur Tbk PT1	24,400,000	13,425
Reckitt Benckiser Group PLC[1]	119,000	11,972
Thai Beverage PCL[1]	17,400,000	11,762
Glanbia PLC[1]	527,000	9,944
Kao Corp.[1]	166,000	9,580
SABMiller PLC[1]	155,400	9,059
Shiseido Co., Ltd.[1]	335,000	8,638
Hypermarcas SA, ordinary nominative	1,166,800	8,478
Ajinomoto Co., Inc.[1]	322,000	7,559
Marine Harvest ASA[1]	81,846	1,377
		596,357
Materials 6.88%
HeidelbergCement AG1	1,064,911	79,847
Nitto Denko Corp.[1]	1,092,000	68,860
First Quantum Minerals Ltd.	7,199,000	50,540
Grasim Industries Ltd.[1]	556,401	40,474
Grasim Industries Ltd. (GDR)[1]	131,304	9,551
Glencore PLC[1]	23,608,000	48,234
Syngenta AG1	115,550	44,415
Fortescue Metals Group Ltd.[1]	12,847,000	34,578
American Funds Insurance Series — International Fund — Page 21 of 164

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Rio Tinto PLC[1]	1,062,000	$32,826
CRH PLC[1]	812,221	23,422
Teck Resources Ltd., Class B	1,547,000	20,368
Vale SA, Class A, preferred nominative (ADR)	3,641,300	14,602
Vale SA, Class A, preferred nominative	109,700	445
Amcor Ltd.[1]	1,240,000	13,868
BASF SE1	160,500	12,244
Givaudan SA1	4,082	8,202
Akzo Nobel NV1	73,350	4,615
		507,091
Utilities 5.32%
Power Grid Corp. of India Ltd.[1]	46,528,040	112,786
Cheung Kong Infrastructure Holdings Ltd.[1]	7,942,000	68,382
ENN Energy Holdings Ltd.[1]	12,732,000	62,850
China Gas Holdings Ltd.[1]	31,610,000	48,211
SSE PLC[1]	2,187,904	45,749
Engie SA1	1,445,515	23,328
China Resources Gas Group Ltd.[1]	5,340,000	16,221
ACCIONA, SA1	199,700	14,511
		392,038
Energy 4.30%
Royal Dutch Shell PLC, Class B1	2,996,561	82,403
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	1,520,206	41,507
Oil Search Ltd.[1]	7,640,000	38,419
Canadian Natural Resources, Ltd.	1,155,700	35,656
TOTAL SA1	547,053	26,380
Suncor Energy Inc.	872,000	24,190
BP PLC[1]	4,013,024	23,434
Tullow Oil PLC[1]	6,281,000	21,976
Enbridge Inc. (CAD denominated)	368,894	15,627
Eni SpA[1]	425,000	6,862
		316,454
Telecommunication services 3.27%
SoftBank Group Corp.[1]	1,162,400	65,763
Numericable-SFR, non-registered shares[1]	1,771,571	44,842
KDDI Corp.[1]	1,189,500	36,210
MTN Group Ltd.[1]	3,144,106	30,747
Idea Cellular Ltd.[1]	10,444,182	16,548
Bharti Airtel Ltd.[1]	2,530,000	13,817
Intouch Holdings PCL[1]	6,102,451	9,455
Intouch Holdings PCL, non-voting depository receipts[1]	2,253,549	3,492
TalkTalk Telecom Group PLC[1]	4,279,000	12,541
China Mobile Ltd.[1]	623,000	7,195
		240,610
Miscellaneous 3.35%
Other common stocks in initial period of acquisition		246,785
Total common stocks (cost: $6,613,391,000)		6,829,754
American Funds Insurance Series — International Fund — Page 22 of 164

unaudited
Bonds, notes & other debt instruments 1.00% Corporate bonds & notes 0.70% Materials 0.67%	Principal amount (000)	Value (000)
First Quantum Minerals Ltd. 7.00% 2021[3]	$3,725	$3,013
First Quantum Minerals Ltd. 7.25% 2022[3]	25,720	19,997
FMG Resources 9.75% 2022[3]	16,728	18,568
Vale Overseas Ltd. 6.875% 2036	1,430	1,323
Vale Overseas Ltd. 6.875% 2039	7,035	6,439
Vale SA 5.625% 2042	95	78
		49,418
Energy 0.03%
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	3,000	2,280
Total corporate bonds & notes		51,698
U.S. Treasury bonds & notes 0.22% U.S. Treasury 0.22%
U.S. Treasury 0.875% 2017[4]	16,250	16,303
Total U.S. Treasury bonds & notes		16,303
Bonds & notes of governments outside the U.S. 0.08%
Brazil (Federal Republic of) 10.00% 2025	BRL21,000	5,874
Total bonds, notes & other debt instruments (cost: $67,977,000)		73,875
Short-term securities 6.28%
BNP Paribas Finance Inc. 0.27% due 7/1/2016	$46,300	46,300
Federal Home Loan Bank 0.32%–0.50% due 7/20/2016–1/9/2017	64,015	63,943
Freddie Mac 0.39%–0.40% due 8/16/2016–10/5/2016	65,000	64,948
Gotham Funding Corp. 0.40%–0.55% due 7/8/2016–7/27/2016[3]	47,700	47,689
Liberty Street Funding Corp. 0.60% due 9/7/2016[3]	30,000	29,968
Mizuho Bank, Ltd. 0.69% due 7/26/2016[3]	39,400	39,389
Nestlé Finance International Ltd. 0.60% due 7/20/2016	46,900	46,891
Old Line Funding, LLC 0.65% due 7/13/2016[3]	25,000	24,996
Paccar Financial Corp. 0.40% due 7/1/2016	19,800	19,800
Province of Ontario 0.41% due 7/27/2016	20,000	19,994
Québec (Province of) 0.40% due 7/25/2016[3]	20,000	19,995
Roche Holdings, Inc. 0.43% due 8/25/2016[3]	8,700	8,694
Svenska Handelsbanken Inc. 0.63% due 7/11/2016[3]	30,000	29,997
Total short-term securities (cost: $462,565,000)		462,604
Total investment securities 99.97% (cost: $7,143,933,000)		7,366,233
Other assets less liabilities 0.03%		2,325
Net assets 100.00%		$7,368,558
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — International Fund — Page 23 of 164

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $182,477,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	7/11/2016	Barclays Bank PLC	$3,277	£2,249	$282
British pounds	7/11/2016	JPMorgan Chase	$3,276	£2,249	282
British pounds	7/11/2016	HSBC Bank	$3,279	£2,253	280
British pounds	7/11/2016	UBS AG	$3,274	£2,249	279
British pounds	7/20/2016	UBS AG	$55,174	£38,788	3,529
British pounds	8/4/2016	JPMorgan Chase	$4,364	£3,300	(31)
Euros	7/29/2016	Barclays Bank PLC	$17,141	€15,545	(129)
Euros	7/29/2016	Bank of America, N.A.	$85,725	€77,900	(819)
Euros	8/3/2016	HSBC Bank	$11,814	€10,702	(78)
Euros	8/4/2016	JPMorgan Chase	$8,029	€7,216	11
Euros	8/4/2016	Citibank	$4,409	€4,000	(35)
Euros	8/5/2016	Barclays Bank PLC	$137,814	€125,000	(1,092)
Euros	8/15/2016	HSBC Bank	$4,147	€3,666	72
Japanese yen	8/15/2016	Barclays Bank PLC	$62,508	¥6,682,000	(2,295)
Thai baht	8/10/2016	JPMorgan Chase	$3,550	THB125,160	(9)
					$247
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $6,256,930,000, which represented 84.91% of the net assets of the fund. This amount includes $6,032,519,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $244,586,000, which represented 3.32% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,737,000, which represented .05% of the net assets of the fund.

Key to abbreviations and symbols
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
€ = Euros
GBP/£ = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
¥ = Japanese yen
THB = Thai baht
American Funds Insurance Series — International Fund — Page 24 of 164

New World Fund®
Investment portfolio
June 30, 2016
unaudited
Common stocks 79.80% Consumer discretionary 15.63%	Shares	Value (000)
Naspers Ltd., Class N1	395,419	$60,589
Domino’s Pizza, Inc.	350,000	45,983
Matahari Department Store Tbk PT1	28,488,000	43,252
Ctrip.com International, Ltd. (ADR)[2]	986,700	40,652
Kroton Educacional SA, ordinary nominative	9,471,200	40,099
Ryohin Keikaku Co., Ltd.[1]	134,500	32,632
Mr Price Group Ltd.[1]	1,526,647	21,449
Mahindra & Mahindra Ltd.[1]	891,000	18,942
Estácio Participações SA, ordinary nominative	3,391,000	17,904
Maruti Suzuki India Ltd.[1]	249,500	15,536
Toyota Motor Corp.[1]	310,700	15,534
Cosmo Lady (China) Holdings Co. Ltd.[1]	24,360,000	12,484
Hyundai Mobis Co., Ltd.[1]	53,000	11,604
Steinhoff International Holdings NV1	1,559,913	8,936
Wynn Macau, Ltd.[1]	5,100,200	7,405
Industria de Diseño Textil, SA1	200,000	6,670
Priceline Group Inc.[2]	5,300	6,617
NIKE, Inc., Class B	105,000	5,796
L’Occitane International SA1	2,715,000	5,551
Suzuki Motor Corp.[1]	180,000	4,858
Motherson Sumi Systems Ltd.[1]	1,102,500	4,741
Twenty-First Century Fox, Inc., Class A	160,000	4,328
Samsonite International SA1	1,032,000	2,860
		434,422
Information technology 15.11%
AAC Technologies Holdings Inc.[1]	8,592,500	73,848
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,757,000	54,394
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	14,164
Murata Manufacturing Co., Ltd.[1]	485,000	54,407
Baidu, Inc., Class A (ADR)[2]	250,700	41,403
Alphabet Inc., Class C2	21,446	14,843
Alphabet Inc., Class A2	16,900	11,889
Alibaba Group Holding Ltd. (ADR)[2]	252,800	20,105
Mail.Ru Group Ltd. (GDR)[1,2]	1,011,159	18,390
Tech Mahindra Ltd.[1]	2,440,000	18,384
MasterCard Inc., Class A	200,000	17,612
Broadcom Ltd.	85,000	13,209
EPAM Systems, Inc.[2]	173,332	11,147
Tencent Holdings Ltd.[1]	427,500	9,739
QIWI PLC, Class B (ADR)	742,021	9,720
ASM Pacific Technology Ltd.[1]	1,291,700	9,286
Hexagon AB, Class B1	157,000	5,715
ASML Holding NV1	57,000	5,650
Intel Corp.	132,600	4,349
Halma PLC[1]	310,000	4,207
American Funds Insurance Series — New World Fund — Page 25 of 164

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
TDK Corp.[1]	59,000	$3,288
Facebook, Inc., Class A2	27,000	3,086
Meyer Burger Technology AG1,2	288,658	1,039
		419,874
Financials 12.80%
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	5,441,500	30,491
ICICI Bank Ltd.[1]	6,053,830	21,636
ICICI Bank Ltd. (ADR)	1,100,500	7,902
Fibra Uno Administración, SA de CV	13,586,578	28,879
American Tower Corp.	245,000	27,834
HDFC Bank Ltd. (ADR)	208,400	13,827
HDFC Bank Ltd.[1]	630,000	12,771
AIA Group Ltd.[1]	4,291,600	25,860
Housing Development Finance Corp. Ltd.[1]	1,353,000	25,246
Citigroup Inc.	560,000	23,738
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,430,000	22,089
Kotak Mahindra Bank Ltd.[1,2]	1,647,772	18,711
Capitec Bank Holdings Ltd.[1]	405,022	16,407
Sberbank of Russia (ADR)[1]	1,150,000	10,050
Sberbank of Russia (ADR)	682,500	5,958
Industrial and Commercial Bank of China Ltd., Class H1	27,600,000	15,332
Indiabulls Housing Finance Ltd.[1]	1,322,319	13,204
Chubb Ltd.	80,000	10,457
China Overseas Land & Investment Ltd.[1]	3,000,000	9,574
Itaú Unibanco Holding SA, preferred nominative	1,000,000	9,432
Prudential PLC[1]	181,320	3,089
Sun Hung Kai Properties Ltd.[1]	254,000	3,060
China Overseas Property Holdings Ltd.[1]	247,333	37
Ayala Land, Inc., preference shares[1]	15,000,000	29
China Construction Bank Corp., Class H1	535	—
		355,613
Health care 8.52%
China Biologic Products, Inc.[2]	496,000	52,735
Novo Nordisk A/S, Class B1	652,600	35,095
Novartis AG1	280,500	23,075
Novartis AG (ADR)	134,000	11,056
Hikma Pharmaceuticals PLC[1]	996,500	32,861
Cochlear Ltd.[1]	225,000	20,408
Thermo Fisher Scientific Inc.	116,000	17,140
Merck & Co., Inc.	260,000	14,978
CSL Ltd.[1]	111,000	9,333
AstraZeneca PLC[1]	128,000	7,620
Straumann Holding AG1	16,500	6,520
Krka, dd, Novo mesto[1]	92,713	5,879
		236,700
Industrials 6.49%
Cummins Inc.	290,200	32,630
Eicher Motors Ltd.[1]	88,000	25,168
Airbus Group SE, non-registered shares[1]	431,929	25,082
ASSA ABLOY AB, Class B1	992,658	20,346
LT Group, Inc.[1]	53,657,231	18,166
Edenred SA1	644,000	13,288
American Funds Insurance Series — New World Fund — Page 26 of 164

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Safran SA1	154,000	$10,466
Gujarat Pipavav Port Ltd.[1,2]	4,000,000	9,705
Grupo Aeroportuario del Sureste, SA de CV, Series B	470,000	7,467
Tyco International PLC	165,000	7,029
Boeing Co.	45,000	5,844
Grupo Aeroportuario del Pacífico SAB de CV	495,482	5,090
		180,281
Energy 5.83%
Reliance Industries Ltd.[1]	3,542,302	51,039
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	3,575,674	25,602
Noble Energy, Inc.	484,000	17,361
Royal Dutch Shell PLC, Class B1	600,000	16,500
Schlumberger Ltd.	203,500	16,093
Galp Energia, SGPS, SA, Class B1	1,057,173	14,682
LUKOIL Oil Co. PJSC (ADR)[1]	261,000	10,923
Halliburton Co.	115,000	5,208
Oil Search Ltd.[1]	740,000	3,721
Weatherford International PLC[2]	130,000	722
		161,851
Consumer staples 5.57%
Lenta Ltd. (GDR)[1,2]	4,241,024	30,618
Lenta Ltd. (GDR)[1,2,3]	1,053,300	7,605
Hypermarcas SA, ordinary nominative	3,730,800	27,107
British American Tobacco PLC[1]	293,000	19,066
Pernod Ricard SA1	155,500	17,321
Coca-Cola Co.	275,000	12,466
Kao Corp.[1]	175,000	10,099
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	9,200
Nestlé SA1	73,696	5,685
Procter & Gamble Co.	60,000	5,080
GRUMA, SAB de CV, Series B	320,000	4,617
Coca-Cola HBC AG (CDI)[1]	173,000	3,489
Coca-Cola Icecek AS, Class C1	155,641	1,908
Magnit PJSC (GDR)[1]	14,500	482
		154,743
Telecommunication services 1.94%
SoftBank Group Corp.[1]	461,400	26,104
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	42,500,000	12,895
True Corp. PCL, foreign[1]	26,085,500	5,349
Vodafone Group PLC (ADR)	160,000	4,942
Reliance Communications Ltd.[1,2]	6,244,031	4,744
		54,034
Materials 1.87%
Klabin SA, units	4,692,000	22,523
Chr. Hansen Holding A/S1	170,000	11,163
Koninklijke DSM NV1	121,000	7,011
First Quantum Minerals Ltd.	875,900	6,149
Croda International PLC[1]	65,655	2,752
American Funds Insurance Series — New World Fund — Page 27 of 164

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Air Liquide SA, bonus shares[1]	15,000	$1,572
Tianhe Chemicals Group Ltd.[1,2]	75,890,000	885
		52,055
Utilities 1.35%
China Resources Gas Group Ltd.[1]	8,098,000	24,599
China Gas Holdings Ltd.[1]	4,750,000	7,245
Cheung Kong Infrastructure Holdings Ltd.[1]	670,000	5,769
		37,613
Miscellaneous 4.69%
Other common stocks in initial period of acquisition		130,328
Total common stocks (cost: $2,031,569,000)		2,217,514
Rights & warrants 1.61% Consumer staples 1.21%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[1,3]	5,330,000	24,429
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2016[1,2,3]	2,100,000	9,130
		33,559
Consumer discretionary 0.40%
Gree Electric Appliances, Inc. of Zhuhai., Class A, warrants, expire 2018[1,3]	3,883,000	11,234
Total rights & warrants (cost: $57,637,000)		44,793
Convertible bonds 0.24% Miscellaneous 0.24%	Principal amount (000)
Other convertible bonds in initial period of acquisition		6,581
Total convertible bonds (cost: $6,639,000)		6,581
Bonds, notes & other debt instruments 5.65% Bonds & notes of governments & government agencies outside the U.S. 5.07%
Argentina (Republic of) 7.00% 2017	$2,911	2,991
Argentina (Republic of) 8.75% 2017[4]	475	498
Argentina (Republic of) 6.875% 2021[3]	700	749
Argentina (Republic of) 7.50% 2026[3]	1,125	1,222
Argentina (Republic of) 8.28% 2033[4,5,6]	2,405	2,688
Argentina (Republic of) 0% 2035	5,800	619
Argentina (Republic of) 7.625% 2046[3]	965	1,046
Brazil (Federal Republic of) Global 4.25% 2025	1,845	1,815
Brazil (Federal Republic of) 10.00% 2025	BRL5,000	1,399
Brazilian Treasury Bill 0% 2018	3,000	736
Chilean Government 3.125% 2026	$475	492
City of Buenos Aires Argentina 8.95% 2021[6]	1,055	1,179
Colombia (Republic of), Series B, 10.00% 2024	COP1,356,500	541
Colombia (Republic of), Series B, 6.00% 2028	2,360,300	712
Colombia (Republic of) Global 4.00% 2024	$400	419
Colombia (Republic of) Global 4.50% 2026	815	871
Colombia (Republic of) Global 7.375% 2037	300	392
Colombia (Republic of) Global 6.125% 2041	425	495
American Funds Insurance Series — New World Fund — Page 28 of 164

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 9.04% 2018[6]	$87	$92
Dominican Republic 7.50% 2021[6]	800	891
Dominican Republic 7.50% 2021[3,6]	750	835
Dominican Republic 5.50% 2025[3]	970	992
Dominican Republic 8.625% 2027[3,6]	575	686
Dominican Republic 7.45% 2044[3]	1,125	1,243
Dominican Republic 7.45% 2044	1,100	1,216
Dominican Republic 6.85% 2045[3]	500	520
Ghana (Republic of) 7.875% 2023	2,695	2,362
Hungarian Government 6.375% 2021	1,250	1,425
India (Republic of) 8.83% 2023	INR114,800	1,815
India (Republic of) 8.40% 2024	52,100	808
India (Republic of) 8.60% 2028	1,288,200	20,425
India (Republic of) 9.20% 2030	52,300	875
Indonesia (Republic of) 4.875% 2021	$1,500	1,632
Indonesia (Republic of) 3.75% 2022	650	674
Indonesia (Republic of) 4.75% 2026[3]	1,600	1,746
Indonesia (Republic of) 5.25% 2042	550	587
Kazakhstan (Republic of) 5.125% 2025[3]	400	439
Kazakhstan (Republic of) 6.50% 2045[3]	800	932
Kenya (Republic of) 6.875% 2024	1,350	1,252
Kenya (Republic of) 6.875% 2024[3]	1,300	1,206
Kingdom of Jordan 6.125% 2026[3]	230	244
Morocco Government 4.25% 2022	1,400	1,475
Morocco Government 4.25% 2022[3]	250	263
Morocco Government 5.50% 2042	2,200	2,385
Nigeria (Republic of) 5.125% 2018[3]	225	226
Nigeria (Republic of) 6.375% 2023	1,600	1,548
Nigeria (Republic of) 6.375% 2023[3]	235	227
Pakistan (Republic of) 8.25% 2025[3]	1,160	1,231
Pakistan (Republic of) 8.25% 2025	300	319
Paraguay (Republic of) 5.00% 2026[3]	500	533
Peru (Republic of) 2.75% 2026	€855	1,008
Peru (Republic of) 4.125% 2027	$1,570	1,735
Peru (Republic of) 6.55% 2037[6]	382	517
Peru (Republic of) 5.625% 2050	130	162
Polish Government, Series 0922, 5.75% 2022	PLN4,300	1,302
Russian Federation 7.60% 2021	RUB36,000	546
Russian Federation 7.50% 2021	100,000	1,507
Russian Federation 7.00% 2023	49,000	720
Russian Federation 8.15% 2027	2,470,000	38,810
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR19,875	1,297
South Africa (Republic of), Series R-214, 6.50% 2041	41,050	1,978
Turkey (Republic of) 10.50% 2020	TRY5,250	1,934
Turkey (Republic of) 5.625% 2021	$1,700	1,857
Turkey (Republic of) 2.00% 2024[7]	TRY2,234	766
Turkey (Republic of) 9.00% 2024	3,455	1,205
Turkey (Republic of) 8.00% 2025	3,750	1,227
Turkey (Republic of) 6.75% 2040	$1,000	1,222
Turkey (Republic of) 6.00% 2041	650	729
Turkey (Republic of) 4.875% 2043	300	294
United Mexican States Government 2.50% 2020[7]	MXN10,831	600
United Mexican States Government 4.00% 2040[7]	4,874	292
United Mexican States Government, Series M10, 7.75% 2017	10,000	573
United Mexican States Government, Series M, 6.50% 2021	9,900	567
American Funds Insurance Series — New World Fund — Page 29 of 164

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States Government, Series M20, 10.00% 2024	MXN11,000	$773
United Mexican States Government Global 3.60% 2025	$2,275	2,386
United Mexican States Government Global 4.125% 2026	1,085	1,179
United Mexican States Government Global, Series A, 4.00% 2023	1,400	1,510
Venezuela (Republic of) 12.75% 2022[6]	265	135
Venezuela (Republic of) 8.25% 2024	805	340
Venezuela (Republic of) 7.65% 2025	320	132
Venezuela (Republic of) 11.75% 2026	530	254
Venezuela (Republic of) 9.25% 2027	1,200	585
Venezuela (Republic of) 9.25% 2028	130	56
Venezuela (Republic of) 11.95% 2031[6]	760	361
Venezuela (Republic of) 9.375% 2034	115	50
Venezuela (Republic of) 7.00% 2038	170	68
Zambia (Republic of) 8.97% 2027[3,6]	2,605	2,266
		140,911
Corporate bonds & notes 0.52% Energy 0.29%
Ecopetrol SA 5.875% 2023	180	186
Ecopetrol SA 5.875% 2045	435	380
Gazprom OJSC 6.51% 2022[3]	600	659
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	600	622
Petrobras Global Finance Co. 8.375% 2021	500	517
Petrobras Global Finance Co. 6.85% 2115	890	681
Petróleos Mexicanos 5.50% 2021	420	446
Petróleos Mexicanos 6.375% 2021[3]	655	714
Petróleos Mexicanos 3.50% 2023	295	280
Petróleos Mexicanos 4.875% 2024	250	254
Petróleos Mexicanos 6.875% 2026[3]	1,000	1,120
Petróleos Mexicanos 6.50% 2041	250	254
Petróleos Mexicanos 5.625% 2046	1,010	924
YPF SA 8.50% 2025[3]	860	912
		7,949
Financials 0.11%
BBVA Bancomer SA 6.50% 2021[3]	525	579
Export Credit Bank of Turkey 5.375% 2021[3]	590	618
HSBK (Europe) BV 7.25% 2021[3]	1,125	1,189
VEB Finance Ltd. 6.902% 2020	600	651
		3,037
Telecommunication services 0.05%
Digicel Group Ltd. 8.25% 2020[3]	600	504
Digicel Group Ltd. 6.00% 2021[3]	750	651
Digicel Group Ltd. 7.125% 2022[3]	350	262
		1,417
Industrials 0.04%
Brunswick Rail Finance Ltd. 6.50% 2017	850	405
Brunswick Rail Finance Ltd. 6.50% 2017[3]	550	262
Lima Metro Line Finance Ltd. 5.875% 2034[3,6]	335	351
		1,018
Utilities 0.03%
Eskom Holdings Ltd. 5.75% 2021[3]	985	979
American Funds Insurance Series — New World Fund — Page 30 of 164

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 0.00%	Principal amount (000)	Value (000)
Grupo Televisa, SAB 7.25% 2043	MXN2,000	$93
Total corporate bonds & notes		14,493
U.S. Treasury bonds & notes 0.06% U.S. Treasury 0.06%
U.S. Treasury 0.875% 2017	$1,500	1,505
Total U.S. Treasury bonds & notes		1,505
Total bonds, notes & other debt instruments (cost: $148,099,000)		156,909
Short-term securities 12.51%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.40% due 7/7/2016	41,900	41,897
BNP Paribas Finance Inc. 0.27% due 7/1/2016	28,200	28,200
Bridgestone Americas, Inc. 0.43% due 7/5/2016[3]	21,600	21,599
Caterpillar Financial Services Corp. 0.50% due 7/12/2016	40,000	39,995
Fairway Finance Corp. 0.59% due 9/16/2016[3]	20,100	20,074
Federal Home Loan Bank 0.31%–0.55% due 7/18/2016–8/29/2016	70,000	69,982
Gotham Funding Corp. 0.55% due 8/1/2016[3]	19,600	19,592
John Deere Canada ULC 0.46% due 8/2/2016[3]	6,500	6,497
Liberty Street Funding Corp. 0.70% due 9/21/2016[3]	8,100	8,089
Nordea Bank AB 0.52% due 7/5/2016[3]	11,500	11,499
Total Capital Canada Ltd. 0.60%–0.63% due 7/11/2016–8/25/2016[3]	70,000	69,976
Toyota Credit de Puerto Rico Corp. 0.56% due 9/6/2016	10,300	10,289
Total short-term securities (cost: $347,667,000)		347,689
Total investment securities 99.81% (cost: $2,591,611,000)		2,773,486
Other assets less liabilities 0.19%		5,235
Net assets 100.00%		$2,778,721
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — New World Fund — Page 31 of 164

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $13,691,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Brazilian reais	7/22/2016	JPMorgan Chase	$352	BRL1,200	$(19)
Colombian pesos	7/18/2016	JPMorgan Chase	$373	COP1,127,350	(11)
Colombian pesos	7/29/2016	Bank of America, N.A.	$763	COP2,311,700	(24)
Euros	7/22/2016	HSBC Bank	$301	€265	6
Euros	8/15/2016	HSBC Bank	$396	€350	7
Euros	8/15/2016	HSBC Bank	$204	€180	4
Indian rupees	7/11/2016	JPMorgan Chase	$3,155	INR210,800	38
Indian rupees	7/18/2016	JPMorgan Chase	$684	INR46,350	—[8]
Japanese yen	8/8/2016	UBS AG	$589	¥63,000	(22)
Japanese yen	8/22/2016	Bank of America, N.A.	$1,471	¥153,000	(13)
Mexican pesos	7/19/2016	HSBC Bank	$1,005	MXN18,300	6
Mexican pesos	7/22/2016	Citibank	$481	MXN9,000	(11)
South African rand	7/22/2016	JPMorgan Chase	$783	ZAR11,700	(8)
Turkish lira	7/18/2016	Citibank	$576	TRY1,700	(12)
Turkish lira	8/19/2016	Bank of America, N.A.	$657	TRY1,950	(12)
Turkish lira	8/29/2016	JPMorgan Chase	$265	TRY785	(4)
					$(75)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,423,361,000, which represented 51.22% of the net assets of the fund. This amount includes $1,363,311,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $235,130,000, which represented 8.46% of the net assets of the fund.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Amount less than one thousand.

Key to abbreviations and symbols
ADR = American Depositary Receipts	INR = Indian rupees
BRL = Brazilian reais	MXN = Mexican pesos
CDI = CREST Depository Interest	PLN = Polish zloty
COP = Colombian pesos	RUB = Russian rubles
€ = Euros	TRY = Turkish lira
GDR = Global Depositary Receipts	ZAR = South African rand
¥ = Japanese yen
American Funds Insurance Series — New World Fund — Page 32 of 164

Blue Chip Income and Growth Fund
Investment portfolio
June 30, 2016
unaudited
Common stocks 94.10% Health care 16.16%	Shares	Value (000)
Amgen Inc.	2,694,600	$409,983
AbbVie Inc.	4,732,100	292,964
Medtronic PLC	1,460,000	126,684
Bristol-Myers Squibb Co.	1,125,000	82,744
Gilead Sciences, Inc.	959,812	80,068
Teva Pharmaceutical Industries Ltd. (ADR)	1,394,000	70,021
Novartis AG (ADR)	708,500	58,458
UnitedHealth Group Inc.	340,000	48,008
Abbott Laboratories	850,000	33,414
Merck & Co., Inc.	500,000	28,805
		1,231,149
Information technology 13.37%
Intel Corp.	6,770,000	222,056
Texas Instruments Inc.	2,630,000	164,769
Western Union Co.	8,225,000	157,756
Oracle Corp.	3,150,000	128,930
Broadcom Ltd.	730,527	113,524
Apple Inc.	1,154,580	110,378
Microsoft Corp.	1,400,000	71,638
International Business Machines Corp.	330,000	50,087
		1,019,138
Industrials 12.72%
Norfolk Southern Corp.	1,591,800	135,510
Union Pacific Corp.	1,408,000	122,848
CSX Corp.	4,422,000	115,326
Boeing Co.	659,000	85,584
General Electric Co.	2,400,000	75,552
Illinois Tool Works Inc.	650,000	67,704
General Dynamics Corp.	450,000	62,658
Caterpillar Inc.	734,000	55,645
Cummins Inc.	473,100	53,195
Rockwell Automation	450,000	51,669
United Technologies Corp.	500,000	51,275
Waste Management, Inc.	600,000	39,762
United Parcel Service, Inc., Class B	250,000	26,930
PACCAR Inc	500,000	25,935
		969,593
Consumer staples 10.51%
Altria Group, Inc.	3,754,000	258,876
Philip Morris International Inc.	1,000,000	101,720
Kraft Heinz Co.	1,076,666	95,263
Mondelez International, Inc.	1,580,000	71,906
Kimberly-Clark Corp.	500,000	68,740
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 33 of 164

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
ConAgra Foods, Inc.	1,200,000	$57,372
Coca-Cola Co.	1,250,000	56,662
Kellogg Co.	592,000	48,337
PepsiCo, Inc.	400,000	42,376
		801,252
Telecommunication services 9.78%
Verizon Communications Inc.	5,894,171	329,130
AT&T Inc.	6,701,000	289,550
CenturyLink, Inc.	4,357,700	126,417
		745,097
Energy 9.58%
Canadian Natural Resources, Ltd.	7,677,150	236,686
Exxon Mobil Corp.	1,254,000	117,550
Halliburton Co.	2,376,000	107,609
Noble Energy, Inc.	2,488,000	89,245
Cabot Oil & Gas Corp.	3,395,000	87,387
Apache Corp.	888,000	49,435
Royal Dutch Shell PLC, Class B (ADR)	750,000	42,000
		729,912
Materials 5.36%
Freeport-McMoRan Inc.	11,018,000	122,741
Monsanto Co.	1,001,000	103,513
Vale SA, Class A, preferred nominative (ADR)	12,719,337	51,005
Vale SA, ordinary nominative (ADR)	460,500	2,330
Dow Chemical Co.	850,000	42,253
Praxair, Inc.	375,000	42,146
Celanese Corp., Series A	350,000	22,908
International Flavors & Fragrances Inc.	168,000	21,180
		408,076
Financials 4.63%
American International Group, Inc.	1,890,000	99,962
Goldman Sachs Group, Inc.	531,000	78,896
JPMorgan Chase & Co.	1,190,000	73,947
Crown Castle International Corp.	400,000	40,572
U.S. Bancorp	1,000,000	40,330
HSBC Holdings PLC (ADR)	618,749	19,373
		353,080
Consumer discretionary 4.11%
Las Vegas Sands Corp.	1,548,000	67,323
McDonald’s Corp.	500,000	60,170
General Motors Co.	2,000,000	56,600
Viacom Inc., Class B	992,850	41,173
Royal Caribbean Cruises Ltd.	500,000	33,575
Wynn Resorts, Ltd.	339,900	30,809
Johnson Controls, Inc.	540,000	23,900
		313,550
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 34 of 164

unaudited
Common stocks Utilities 4.06%	Shares	Value (000)
Exelon Corp.	6,540,000	$237,794
Southern Co.	1,000,000	53,630
Xcel Energy Inc.	250,000	11,195
NextEra Energy, Inc.	50,000	6,520
		309,139
Miscellaneous 3.82%
Other common stocks in initial period of acquisition		291,024
Total common stocks (cost: $5,764,601,000)		7,171,010
Short-term securities 5.62%	Principal amount (000)
Alphabet Inc. 0.45% due 9/7/2016[1]	$10,500	10,491
Apple Inc. 0.42%–0.46% due 7/18/2016–9/7/2016[1]	83,500	83,470
ExxonMobil Corp. 0.39% due 7/6/2016	43,700	43,698
Federal Home Loan Bank 0.39%–0.55% due 8/29/2016–9/21/2016	46,400	46,370
General Electric Co. 0.35% due 7/1/2016	10,000	10,000
Intel Corp. 0.49% due 8/29/2016	10,000	9,993
Microsoft Corp. 0.42%–0.45% due 7/20/2016–9/14/2016[1]	107,700	107,660
Pfizer Inc. 0.59% due 9/12/2016[1]	62,200	62,134
U.S. Treasury Bills 0.22% due 9/22/2016	9,600	9,595
Wal-Mart Stores, Inc. 0.35% due 7/11/2016[1]	45,300	45,295
Total short-term securities (cost: $428,675,000)		428,706
Total investment securities 99.72% (cost: $6,193,276,000)		7,599,716
Other assets less liabilities 0.28%		21,196
Net assets 100.00%		$7,620,912
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $309,050,000, which represented 4.06% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 164

Global Growth and Income Fund
Investment portfolio
June 30, 2016
unaudited
Common stocks 90.13% Financials 14.79%	Shares	Value (000)
ICICI Bank Ltd.[1]	4,550,000	$16,261
ICICI Bank Ltd. (ADR)	2,000,000	14,360
MGM Growth Properties LLC, Class A	842,233	22,471
JPMorgan Chase & Co.	346,800	21,550
Iron Mountain Inc.	495,905	19,752
Wells Fargo & Co.	402,000	19,027
Crown Castle International Corp.	163,000	16,533
CME Group Inc., Class A	165,500	16,120
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	2,500,000	14,009
Prudential PLC[1]	717,000	12,215
Fairfax Financial Holdings Ltd. (CAD denominated)	19,000	10,233
Daiwa House Industry Co., Ltd.[1]	350,000	10,213
Toronto-Dominion Bank (CAD denominated)	230,000	9,877
Fibra Uno Administración, SA de CV	4,500,000	9,565
First Republic Bank	130,000	9,099
ORIX Corp.[1]	680,000	8,683
Prologis, Inc.	177,000	8,680
Banco Santander, SA (ADR)	2,000,000	7,840
Sun Hung Kai Properties Ltd.[1]	630,000	7,590
AIA Group Ltd.[1]	1,220,000	7,351
Blackstone Group LP	274,250	6,730
Itaú Unibanco Holding SA, preferred nominative (ADR)	675,000	6,372
CenterState Banks, Inc.	60,945	960
		275,491
Information technology 12.94%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	11,845,800	59,899
Microsoft Corp.	840,000	42,983
Nintendo Co., Ltd.[1]	250,000	35,671
Broadcom Ltd.	173,000	26,884
Alibaba Group Holding Ltd. (ADR)[2]	160,000	12,725
TE Connectivity Ltd.	200,000	11,422
Murata Manufacturing Co., Ltd.[1]	90,000	10,096
Alphabet Inc., Class C2	9,000	6,229
Alphabet Inc., Class A2	5,000	3,518
Halma PLC[1]	610,000	8,279
Vanguard International Semiconductor Corp.[1]	5,000,000	8,254
Apple Inc.	60,000	5,736
Intel Corp.	150,700	4,943
ASM Pacific Technology Ltd.[1]	614,000	4,414
		241,053
Consumer discretionary 12.70%
McDonald’s Corp.	348,000	41,878
Home Depot, Inc.	243,000	31,029
Steinhoff International Holdings NV1	2,990,000	17,129
American Funds Insurance Series — Global Growth and Income Fund — Page 36 of 164

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Continental AG1	81,000	$15,222
Amazon.com, Inc.[2]	20,000	14,312
Vivendi SA1	715,200	13,551
adidas AG1	93,000	13,262
ProSiebenSat.1 Media SE1,2	259,945	11,351
Pearson PLC[1]	860,000	11,216
Rakuten, Inc.[1]	990,000	10,678
Sony Corp.[1]	360,000	10,536
Comcast Corp., Class A	160,000	10,430
Ryohin Keikaku Co., Ltd.[1]	35,000	8,492
HUGO BOSS AG1	150,000	8,474
Ulta Salon, Cosmetics & Fragrance, Inc.[2]	26,000	6,335
Barratt Developments PLC[1]	1,100,000	6,024
SES SA, Class A (FDR)[1]	150,000	3,240
Liberty Global PLC, Class C2	103,008	2,951
Liberty Global PLC LiLAC, Class C2	12,852	418
Liberty Global PLC LiLAC, Class A2	5,154	166
		236,694
Health care 9.36%
UnitedHealth Group Inc.	293,100	41,386
Novartis AG1	379,000	31,178
Merck & Co., Inc.	535,900	30,873
Medtronic PLC	226,000	19,610
Regeneron Pharmaceuticals, Inc.[2]	46,000	16,064
Hikma Pharmaceuticals PLC[1]	340,000	11,212
Thermo Fisher Scientific Inc.	55,000	8,127
Novo Nordisk A/S, Class B1	142,500	7,663
Roche Holding AG, non-registered shares, non-voting[1]	20,000	5,281
AstraZeneca PLC[1]	50,000	2,976
		174,370
Consumer staples 9.19%
British American Tobacco PLC[1]	573,500	37,318
Philip Morris International Inc.	190,000	19,327
Procter & Gamble Co.	225,000	19,051
Walgreens Boots Alliance, Inc.	198,000	16,487
Imperial Brands PLC[1]	225,000	12,214
Mead Johnson Nutrition Co.	125,000	11,344
Seven & i Holdings Co., Ltd.[1]	190,000	7,932
Alimentation Couche-Tard Inc., Class B	175,000	7,515
Kroger Co.	200,000	7,358
Pinnacle Foods Inc.	150,000	6,943
Nestlé SA1	79,700	6,148
Hypermarcas SA, ordinary nominative	810,000	5,885
Costco Wholesale Corp.	36,606	5,749
Associated British Foods PLC[1]	130,000	4,714
Booker Group PLC[1]	1,380,000	3,193
		171,178
Industrials 8.26%
Airbus Group SE, non-registered shares[1]	374,000	21,718
Lockheed Martin Corp.	85,500	21,219
Grupo Aeroportuario del Pacífico SAB de CV	1,580,000	16,232
Boeing Co.	120,000	15,584
American Funds Insurance Series — Global Growth and Income Fund — Page 37 of 164

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Caterpillar Inc.	150,000	$11,371
Ryanair Holdings PLC (ADR)	141,375	9,831
United Continental Holdings, Inc.[2]	225,000	9,234
General Electric Co.	275,000	8,657
Geberit AG1	20,000	7,555
American Airlines Group Inc.	260,000	7,361
Wolseley PLC[1]	125,000	6,478
Safran SA1	90,000	6,117
Cummins Inc.	30,000	3,373
Meggitt PLC[1]	568,855	3,086
Abertis Infraestructuras, SA, Class A1	208,372	3,062
Union Pacific Corp.	34,500	3,010
		153,888
Energy 5.21%
Chevron Corp.	237,000	24,845
Royal Dutch Shell PLC, Class B (ADR)	160,000	8,960
Royal Dutch Shell PLC, Class A (ADR)	130,000	7,178
Schlumberger Ltd.	145,000	11,467
Exxon Mobil Corp.	97,000	9,093
Helmerich & Payne, Inc.	125,000	8,391
Enbridge Inc. (CAD denominated)	162,826	6,898
Reliance Industries Ltd.[1]	400,000	5,763
Galp Energia, SGPS, SA, Class B1	355,000	4,930
WorleyParsons Ltd.[1]	745,298	4,108
Tallgrass Energy GP, LP, Class A	150,000	3,385
Peyto Exploration & Development Corp.	75,700	2,032
		97,050
Utilities 4.94%
Dominion Resources, Inc.	232,000	18,080
Enel SPA[1]	4,030,000	17,923
DONG Energy AS1,2	491,552	17,625
Power Assets Holdings Ltd.[1]	1,315,500	12,077
Duke Energy Corp.	90,000	7,721
Exelon Corp.	175,000	6,363
National Grid PLC[1]	310,000	4,559
ENN Energy Holdings Ltd.[1]	870,000	4,295
EDP - Energias de Portugal, SA1	1,100,000	3,378
		92,021
Materials 4.33%
E.I. du Pont de Nemours and Co.	475,000	30,780
ArcelorMittal[1,2]	3,000,000	13,812
Koninklijke DSM NV1	231,000	13,385
Potash Corp. of Saskatchewan Inc.	500,000	8,120
James Hardie Industries PLC (CDI)[1]	480,000	7,352
Agrium Inc.	80,000	7,234
		80,683
Telecommunication services 3.67%
Verizon Communications Inc.	320,105	17,875
AT&T Inc.	325,000	14,043
Telstra Corp. Ltd.[1]	3,070,000	12,776
Vodafone Group PLC[1]	2,350,000	7,154
American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 164

unaudited
Common stocks Telecommunication services (continued)	Shares	Value (000)
KDDI Corp.[1]	190,000	$5,784
Globe Telecom, Inc.[1]	112,695	5,683
TalkTalk Telecom Group PLC[1]	1,728,000	5,064
		68,379
Miscellaneous 4.74%
Other common stocks in initial period of acquisition		88,295
Total common stocks (cost: $1,473,350,000)		1,679,102
Preferred securities 0.02% Consumer discretionary 0.02%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	3,402,000	459
Total preferred securities (cost: $256,000)		459
Bonds, notes & other debt instruments 2.22% Corporate bonds & notes 2.13% Telecommunication services 2.13%	Principal amount (000)
Numericable Group SA 7.375% 2026[3]	$14,800	14,652
Sprint Nextel Corp. 7.25% 2021	29,200	25,039
Total corporate bonds & notes		39,691
U.S. Treasury bonds & notes 0.09% U.S. Treasury 0.09%
U.S. Treasury 0.875% 2017	1,600	1,605
Total U.S. Treasury bonds & notes		1,605
Total bonds, notes & other debt instruments (cost: $40,207,000)		41,296
Short-term securities 7.77%
BNP Paribas Finance Inc. 0.27% due 7/1/2016	16,900	16,900
Federal Home Loan Bank 0.34%–0.42% due 7/8/2016–1/9/2017	39,900	39,848
Gotham Funding Corp. 0.55% due 7/27/2016[3]	13,900	13,895
Old Line Funding, LLC 0.65% due 7/13/2016[3]	25,000	24,996
U.S. Treasury Bills 0.45% due 9/1/2016	49,100	49,081
Total short-term securities (cost: $144,700,000)		144,720
Total investment securities 100.14% (cost: $1,658,513,000)		1,865,577
Other assets less liabilities (0.14)%		(2,559)
Net assets 100.00%		$1,863,018
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 164

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $19,452,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	7/18/2016	HSBC Bank	$585	A$795	$(7)
Australian dollars	8/15/2016	HSBC Bank	$1,806	A$2,450	(18)
British pounds	7/18/2016	Bank of America, N.A.	$8,486	£6,000	498
Euros	8/23/2016	Citibank	$9,519	€8,425	150
					$623

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $671,468,000, which represented 36.04% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $53,543,000, which represented 2.87% of the net assets of the fund.

Key to abbreviations and symbols
A$ = Australian dollars
ADR = American Depositary Receipts
£ = British pounds
CAD = Canadian dollars
CDI = CREST Depository Interest
€ = Euros
FDR = Fiduciary Depositary Receipts
American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 164

Growth-Income Fund
Investment portfolio
June 30, 2016
unaudited
Common stocks 92.26% Health care 16.36%	Shares	Value (000)
Amgen Inc.	5,038,858	$766,662
Gilead Sciences, Inc.	3,537,100	295,065
Stryker Corp.	2,385,241	285,823
Medtronic PLC	3,170,700	275,122
AbbVie Inc.	4,434,100	274,515
UnitedHealth Group Inc.	1,713,596	241,960
Express Scripts Holding Co.[1]	3,156,383	239,254
Merck & Co., Inc.	2,835,080	163,329
Illumina, Inc.[1]	1,144,800	160,707
Humana Inc.	863,000	155,237
McKesson Corp.	682,000	127,295
Quest Diagnostics Inc.	1,525,000	124,150
Alexion Pharmaceuticals, Inc.[1]	942,300	110,023
Johnson & Johnson	890,000	107,957
Hologic, Inc.[1]	2,631,300	91,043
Eli Lilly and Co.	1,106,700	87,153
Incyte Corp.[1]	974,300	77,925
Pfizer Inc.	1,995,851	70,274
Novartis AG2	685,150	56,363
Perrigo Co. PLC	605,000	54,855
Cardinal Health, Inc.	640,000	49,926
Thermo Fisher Scientific Inc.	325,000	48,022
Kite Pharma, Inc.[1]	724,700	36,235
Abbott Laboratories	781,800	30,733
DaVita HealthCare Partners Inc.[1]	301,800	23,335
Agios Pharmaceuticals, Inc.[1]	530,500	22,225
Takeda Pharmaceutical Co. Ltd.[2]	496,000	21,409
St. Jude Medical, Inc.	188,981	14,741
		4,011,338
Information technology 14.95%
Texas Instruments Inc.	10,023,959	628,001
Microsoft Corp.	8,448,727	432,321
Alphabet Inc., Class A1	339,850	239,095
Alphabet Inc., Class C1	244,523	169,234
Broadcom Ltd.	2,535,096	393,954
Oracle Corp.	6,481,901	265,304
Accenture PLC, Class A	1,654,500	187,438
Intel Corp.	5,034,600	165,135
Apple Inc.	1,040,000	99,424
Yahoo! Inc.[1]	2,438,000	91,571
International Business Machines Corp.	570,000	86,515
QUALCOMM Inc.	1,578,000	84,534
Intuit Inc.	689,400	76,944
Qorvo, Inc.[1]	1,339,419	74,016
Tata Consultancy Services Ltd.[2]	1,800,000	68,124
American Funds Insurance Series — Growth-Income Fund — Page 41 of 164

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
ASML Holding NV (New York registered)	663,700	$65,846
Alibaba Group Holding Ltd. (ADR)[1]	800,000	63,624
MercadoLibre, Inc.	402,000	56,549
VeriSign, Inc.[1]	638,900	55,239
Visa Inc., Class A	647,600	48,033
IAC/InterActiveCorp	716,000	40,311
Motorola Solutions, Inc.	575,900	37,992
Automatic Data Processing, Inc.	407,500	37,437
NetApp, Inc.	1,471,690	36,189
Arista Networks, Inc.[1]	420,000	27,040
ON Semiconductor Corp.[1]	2,894,900	25,533
Mobileye NV1	416,800	19,231
Tableau Software, Inc., Class A1	388,200	18,991
SAP SE2	239,500	17,902
GoDaddy Inc., Class A1	510,300	15,916
Nintendo Co., Ltd.[2]	75,000	10,701
First Solar, Inc.[1]	170,000	8,242
Western Union Co.	400,000	7,672
TE Connectivity Ltd.	94,800	5,414
Verint Systems Inc.[1]	125,924	4,172
Xura, Inc.[1]	97,000	2,370
		3,666,014
Consumer discretionary 13.03%
Amazon.com, Inc.[1]	1,177,900	842,929
Netflix, Inc.[1]	3,809,277	348,473
Twenty-First Century Fox, Inc., Class A	7,449,000	201,495
Home Depot, Inc.	1,496,500	191,088
Newell Rubbermaid Inc.	3,671,300	178,315
Comcast Corp., Class A	2,653,000	172,949
Viacom Inc., Class B	3,353,400	139,066
Carnival Corp., units	2,617,200	115,680
Charter Communications, Inc., Class A1	447,669	102,355
Royal Caribbean Cruises Ltd.	1,341,600	90,088
Time Warner Inc.	1,150,002	84,571
Las Vegas Sands Corp.	1,922,000	83,588
Toyota Motor Corp.[2]	1,525,000	76,245
Sirius XM Holdings Inc.[1]	17,164,000	67,798
Starbucks Corp.	1,159,600	66,236
Priceline Group Inc.[1]	43,900	54,805
Wynn Resorts, Ltd.	597,966	54,200
Cedar Fair, LP	896,500	51,836
Daily Mail and General Trust PLC, Class A, non-voting[2]	6,400,000	51,015
Johnson Controls, Inc.	889,306	39,361
Coach, Inc.	630,000	25,666
Ferrari NV2	600,000	24,459
General Motors Co.	800,400	22,651
NIKE, Inc., Class B	405,200	22,367
Daimler AG2	372,500	22,214
Marks and Spencer Group PLC[2]	4,879,000	20,745
YUM! Brands, Inc.	218,800	18,143
Scripps Networks Interactive, Inc., Class A	287,100	17,878
Kering SA2	46,000	7,502
		3,193,718
American Funds Insurance Series — Growth-Income Fund — Page 42 of 164

unaudited
Common stocks Financials 10.09%	Shares	Value (000)
American International Group, Inc.	4,529,000	$239,539
JPMorgan Chase & Co.	3,794,300	235,778
Marsh & McLennan Companies, Inc.	3,426,100	234,551
Crown Castle International Corp.	1,877,400	190,425
State Street Corp.	2,806,500	151,326
Iron Mountain Inc.	3,487,921	138,924
Weyerhaeuser Co.[1]	4,034,541	120,108
Goldman Sachs Group, Inc.	799,880	118,846
Intercontinental Exchange, Inc.	463,533	118,646
Wells Fargo & Co.	2,076,600	98,285
Progressive Corp.	2,867,400	96,058
Bank of New York Mellon Corp.	2,095,000	81,391
Aon PLC, Class A	725,700	79,268
BB&T Corp.	2,115,000	75,315
HSBC Holdings PLC (HKD denominated)[2]	11,200,000	68,725
American Tower Corp.	496,186	56,372
Bank of Montreal	855,000	54,234
Morgan Stanley	1,811,683	47,068
Credit Suisse Group AG2	4,156,750	44,296
Moody’s Corp.	447,458	41,931
CME Group Inc., Class A	388,400	37,830
Chubb Ltd.	217,200	28,390
Citigroup Inc.	600,000	25,434
Umpqua Holdings Corp.	1,422,300	22,003
Discover Financial Services	332,000	17,792
UBS Group AG2	1,343,666	17,385
Ameriprise Financial, Inc.	101,100	9,084
Sun Life Financial Inc.	266,200	8,745
East West Bancorp, Inc.	252,000	8,613
U.S. Bancorp	201,000	8,106
		2,474,468
Consumer staples 8.69%
Philip Morris International Inc.	4,578,330	465,708
Coca-Cola Co.	6,371,900	288,838
Kroger Co.	6,907,080	254,112
CVS Health Corp.	1,670,000	159,886
Procter & Gamble Co.	1,734,200	146,835
Altria Group, Inc.	1,720,000	118,611
Walgreens Boots Alliance, Inc.	1,300,000	108,251
PepsiCo, Inc.	998,419	105,773
L’Oréal SA, bonus shares[2]	470,000	89,904
Mondelez International, Inc.	1,774,400	80,753
Avon Products, Inc.	20,974,400	79,283
Asahi Group Holdings, Ltd.[2]	2,122,000	68,453
Pernod Ricard SA2	515,000	57,364
Reynolds American Inc.	940,000	50,694
Herbalife Ltd.[1]	756,300	44,266
Costco Wholesale Corp.	66,000	10,365
		2,129,096
Energy 8.35%
EOG Resources, Inc.	2,600,155	216,905
TOTAL SA2	4,487,205	216,381
Chevron Corp.	1,716,900	179,983
American Funds Insurance Series — Growth-Income Fund — Page 43 of 164

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Noble Energy, Inc.	4,934,500	$177,000
Schlumberger Ltd.	2,055,000	162,509
ConocoPhillips	3,699,410	161,294
Concho Resources Inc.[1]	1,274,000	151,950
Halliburton Co.	3,150,700	142,695
Canadian Natural Resources, Ltd.	4,139,440	127,712
Enbridge Inc. (CAD denominated)	2,667,653	113,008
Apache Corp.	1,670,000	92,969
Kinder Morgan, Inc.	4,108,300	76,907
Royal Dutch Shell PLC, Class A (ADR)	1,268,600	70,052
Royal Dutch Shell PLC, Class A (GBP denominated)[2]	5,604	153
Baker Hughes Inc.	1,227,600	55,402
BP PLC[2]	6,503,927	37,979
Eni SpA[2]	1,775,727	28,668
Tullow Oil PLC[2]	6,204,000	21,707
Cabot Oil & Gas Corp.	490,000	12,613
Cobalt International Energy, Inc.[1]	593,000	795
		2,046,682
Industrials 7.93%
Union Pacific Corp.	5,126,589	447,295
General Dynamics Corp.	1,172,400	163,245
Waste Management, Inc.	1,338,000	88,669
United Technologies Corp.	816,300	83,712
CAE Inc.	6,800,000	82,161
Cummins Inc.	665,109	74,785
CSX Corp.	2,850,000	74,328
Republic Services, Inc.	1,430,000	73,373
Nielsen Holdings PLC	1,400,600	72,789
Norfolk Southern Corp.	840,000	71,509
Rockwell Automation	617,600	70,913
Boeing Co.	546,000	70,909
TransDigm Group Inc.[1]	265,000	69,878
Air Lease Corp., Class A	2,365,000	63,335
3M Co.	352,300	61,695
Siemens AG (ADR)	391,000	40,112
Siemens AG2	150,000	15,366
Safran SA2	735,193	49,966
General Electric Co.	1,484,000	46,716
Waste Connections, Inc.	558,200	40,218
Lockheed Martin Corp.	109,900	27,274
Canadian National Railway Co.	431,000	25,455
Marubeni Corp.[2]	5,400,000	24,241
United Continental Holdings, Inc.[1]	553,322	22,708
Airbus Group SE, non-registered shares[2]	318,500	18,495
Caterpillar Inc.	240,000	18,194
IDEX Corp.	205,800	16,896
Huntington Ingalls Industries, Inc.	89,500	15,039
Meggitt PLC[2]	2,680,000	14,538
		1,943,814
Materials 5.18%
Celanese Corp., Series A	4,547,233	297,616
Dow Chemical Co.	4,352,900	216,383
Monsanto Co.	1,673,211	173,027
American Funds Insurance Series — Growth-Income Fund — Page 44 of 164

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Freeport-McMoRan Inc.	13,515,000	$150,557
International Flavors & Fragrances Inc.	814,900	102,734
Vale SA, Class A, preferred nominative (ADR)	14,293,800	57,318
Vale SA, Class A, preferred nominative	4,190,000	16,996
Rio Tinto PLC[2]	2,182,000	67,446
Mosaic Co.	2,564,700	67,144
Albemarle Corp.	579,000	45,921
Praxair, Inc.	251,000	28,210
Koninklijke DSM NV2	419,424	24,302
PolyOne Corp.	266,000	9,374
Labrador Iron Ore Royalty Corp.	792,600	7,613
First Quantum Minerals Ltd.	619,100	4,346
		1,268,987
Telecommunication services 2.85%
Verizon Communications Inc.	11,244,701	627,904
AT&T Inc.	1,178,500	50,923
CenturyLink, Inc.	696,000	20,191
		699,018
Utilities 1.08%
Sempra Energy	1,649,600	188,087
Exelon Corp.	1,550,000	56,358
AES Corp.	1,631,000	20,355
		264,800
Miscellaneous 3.75%
Other common stocks in initial period of acquisition		919,028
Total common stocks (cost: $17,990,122,000)		22,616,963
Convertible stocks 0.04% Financials 0.02%
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[3]	6,000	5,157
Miscellaneous 0.02%
Other convertible stocks in initial period of acquisition		5,178
Total convertible stocks (cost: $9,587,000)		10,335
Convertible bonds 0.53% Information technology 0.19%	Principal amount (000)
VeriSign, Inc., convertible notes, 3.25% 2037	$18,020	45,444
Miscellaneous 0.34%
Other convertible bonds in initial period of acquisition		83,627
Total convertible bonds (cost: $104,435,000)		129,071
American Funds Insurance Series — Growth-Income Fund — Page 45 of 164

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Bonds, notes & other debt instruments 1.22% U.S. Treasury bonds & notes 1.15% U.S. Treasury 1.15%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2026	$144,780	$146,467
U.S. Treasury 1.625% 2026	59,900	60,672
U.S. Treasury 2.50% 2046	70,660	73,689
Total U.S. Treasury bonds & notes		280,828
Corporate bonds & notes 0.07% Telecommunication services 0.07%
Sprint Nextel Corp. 9.125% 2017	13,000	13,445
Sprint Nextel Corp. 11.50% 2021	3,700	3,674
Total corporate bonds & notes		17,119
Total bonds, notes & other debt instruments (cost: $291,980,000)		297,947
Short-term securities 5.66%
Apple Inc. 0.44%–0.46% due 7/12/2016–8/8/2016[4]	130,500	130,476
CAFCO, LLC 0.60% due 9/9/2016[4]	50,000	49,949
Caterpillar Financial Services Corp. 0.51% due 7/13/2016	22,700	22,697
Chevron Corp. 0.70% due 11/18/2016[4]	50,000	49,874
Coca-Cola Co. 0.52%–0.58% due 8/19/2016–11/9/2016[4]	76,900	76,766
ExxonMobil Corp. 0.42% due 8/24/2016	80,500	80,449
Federal Farm Credit Banks 0.48% due 11/10/2016	44,400	44,337
Federal Home Loan Bank 0.28%–0.47% due 7/5/2016–1/9/2017	553,502	553,234
Freddie Mac 0.37% due 10/4/2016	50,000	49,954
General Electric Co. 0.35% due 7/1/2016	25,000	25,000
John Deere Capital Corp. 0.40% due 7/13/2016[4]	50,000	49,993
Microsoft Corp. 0.44%–0.47% due 8/3/2016–10/5/2016[4]	58,200	58,143
PepsiCo Inc. 0.35%–0.42% due 7/12/2016–7/18/2016[4]	68,100	68,091
Pfizer Inc. 0.46% due 7/25/2016[4]	44,600	44,588
U.S. Treasury Bills 0.41% due 12/8/2016	30,000	29,963
United Parcel Service Inc. 0.60% due 12/1/2016[4]	15,700	15,652
Wal-Mart Stores, Inc. 0.39% due 7/5/2016[4]	25,000	24,999
Walt Disney Co. 0.50% due 7/22/2016[4]	13,450	13,447
Total short-term securities (cost: $1,387,532,000)		1,387,612
Total investment securities 99.71% (cost: $19,783,656,000)		24,441,928
Other assets less liabilities 0.29%		72,013
Net assets 100.00%		$24,513,941
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Growth-Income Fund — Page 46 of 164

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $20,823,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	7/11/2016	Barclays Bank PLC	$5,207	£3,574	$449
British pounds	7/11/2016	JPMorgan Chase	$5,205	£3,574	447
British pounds	7/11/2016	HSBC Bank	$5,210	£3,579	444
British pounds	7/11/2016	UBS AG	$5,201	£3,573	444
					$1,784
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,402,806,000, which represented 5.72% of the net assets of the fund. This amount includes $1,312,902,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $581,978,000, which represented 2.37% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	$6,000	$5,157.02%

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP/£ = British pounds
HKD = Hong Kong dollars
American Funds Insurance Series — Growth-Income Fund — Page 47 of 164

International Growth and Income Fund
Investment portfolio
June 30, 2016
unaudited
Common stocks 88.95% Financials 17.56%	Shares	Value (000)
Cheung Kong Property Holdings Ltd.[1]	3,833,348	$24,129
Wharf (Holdings) Ltd.[1]	3,626,000	22,183
Prudential PLC[1]	1,079,324	18,387
HDFC Bank Ltd.[1]	658,000	13,339
RioCan Real Estate Investment Trust	519,045	11,783
Siam Commercial Bank PCL[1]	2,906,000	11,506
St. James’s Place PLC[1]	1,048,000	11,225
Japan Real Estate Investment Corp.[1]	1,432	8,814
BNP Paribas SA1	165,700	7,450
Barclays PLC[1]	3,887,562	7,401
bank muscat (SAOG)[1]	7,447,387	7,323
AIA Group Ltd.[1]	1,033,000	6,225
Credit Suisse Group AG1	551,946	5,882
Banco Bilbao Vizcaya Argentaria, SA1	665,276	3,813
Banco Bilbao Vizcaya Argentaria, SA (ADR)	332,604	1,909
Bank of Montreal	75,500	4,789
Mitsui Fudosan Co., Ltd.[1]	172,000	3,926
Sampo Oyj, Class A1	94,200	3,849
Banco Santander, SA1	867,553	3,378
Bank Rakyat Indonesia (Persero) Tbk PT1	4,084,000	3,354
UBS Group AG1	230,000	2,976
Jupiter Fund Management PLC[1]	587,000	2,894
Land and Houses PCL, non-voting depository receipt[1]	11,155,000	2,881
Bank of Ireland[1,2]	13,314,000	2,769
		192,185
Consumer staples 16.89%
Philip Morris International Inc.	420,300	42,753
British American Tobacco PLC[1]	567,700	36,941
Imperial Brands PLC[1]	567,563	30,810
Japan Tobacco Inc.[1]	446,600	17,891
CALBEE, Inc.[1]	284,400	11,806
Glanbia PLC[1]	533,000	10,058
Thai Beverage PCL[1]	13,413,900	9,067
Associated British Foods PLC[1]	184,080	6,674
Nestlé SA1	82,000	6,325
Pernod Ricard SA1	49,250	5,486
Coca-Cola Icecek AS, Class C1	351,000	4,303
Orion Corp.[1]	3,000	2,454
Marine Harvest ASA[1]	17,332	292
		184,860
Utilities 12.46%
EDP - Energias de Portugal, SA1	10,961,084	33,663
SSE PLC[1]	1,356,222	28,359
Engie SA1	871,000	14,057
American Funds Insurance Series — International Growth and Income Fund — Page 48 of 164

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
National Grid PLC[1]	839,175	$12,341
Power Assets Holdings Ltd.[1]	1,313,000	12,054
DONG Energy AS1,2	234,500	8,408
Red Eléctrica de Corporación, SA1	84,900	7,569
ACCIONA, SA1	90,500	6,576
Cheung Kong Infrastructure Holdings Ltd.[1]	702,000	6,044
ENN Energy Holdings Ltd.[1]	858,000	4,236
Power Grid Corp. of India Ltd.[1]	1,000,853	2,426
PT Perusahaan Gas Negara (Persero) Tbk[1]	3,760,900	670
		136,403
Consumer discretionary 8.86%
Kering SA1	88,500	14,433
H & M Hennes & Mauritz AB, Class B1	489,320	14,340
Toyota Motor Corp.[1]	283,000	14,149
HUGO BOSS AG1	207,500	11,723
GKN PLC[1]	1,832,000	6,594
Publicis Groupe SA1	85,757	5,810
L’Occitane International SA1	2,840,000	5,807
Daily Mail and General Trust PLC, Class A, non-voting[1]	543,600	4,333
WPP PLC[1]	200,100	4,155
Taylor Wimpey plc[1]	2,255,000	4,029
Sands China Ltd.[1]	972,000	3,291
Galaxy Entertainment Group Ltd.[1]	1,100,000	3,277
RTL Group SA, non-registered shares[1]	32,100	2,618
Inchcape PLC[1]	291,000	2,442
		97,001
Health care 8.70%
Novartis AG1	429,870	35,363
Orion Oyj, Class B1	429,600	16,688
GlaxoSmithKline PLC[1]	586,000	12,598
Astellas Pharma Inc.[1]	511,000	7,997
Teva Pharmaceutical Industries Ltd. (ADR)	131,000	6,580
UCB SA1	85,200	6,371
Grifols, SA, Class B, preferred non-voting, non-registered shares[1]	332,000	5,535
Takeda Pharmaceutical Co. Ltd.[1]	93,000	4,014
		95,146
Industrials 7.91%
Deutsche Post AG1	567,500	15,844
Abertis Infraestructuras[1]	1,077,952	15,843
CK Hutchison Holdings Ltd.[1]	1,283,348	14,123
Rolls-Royce Holdings PLC[1,2]	1,415,100	13,437
ASSA ABLOY AB, Class B1	585,700	12,005
Airbus Group SE, non-registered shares[1]	104,000	6,039
Jardine Matheson Holdings Ltd.[1]	94,200	5,516
Bunzl PLC[1]	122,752	3,797
		86,604
Energy 7.40%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	1,013,933	27,684
BP PLC[1]	2,331,806	13,616
Peyto Exploration & Development Corp.	330,000	8,858
Veresen Inc.	922,000	7,815
American Funds Insurance Series — International Growth and Income Fund — Page 49 of 164

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Suncor Energy Inc.	255,987	$7,101
TOTAL SA1	136,726	6,593
Canadian Natural Resources, Ltd.	168,000	5,183
Eni SpA[1]	250,000	4,036
PrairieSky Royalty Ltd.	3,360	64
		80,950
Telecommunication services 3.76%
MTN Group Ltd.[1]	917,000	8,968
China Mobile Ltd.[1]	700,000	8,085
Telia Co. AB1	1,598,500	7,541
Advanced Info Service PCL[1]	968,000	4,375
Singapore Telecommunications Ltd.[1]	1,106,000	3,420
Bharti Infratel Ltd.[1]	620,000	3,172
Intouch Holdings PCL[1]	1,983,000	3,073
Mobile TeleSystems OJSC (ADR)	298,475	2,471
		41,105
Information technology 3.01%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	3,070,000	15,524
Delta Electronics, Inc.[1,2]	1,453,266	7,099
Quanta Computer Inc.[1]	1,879,000	3,578
ASML Holding NV1	35,700	3,539
Rightmove PLC[1]	66,200	3,227
		32,967
Materials 1.60%
HeidelbergCement AG1	72,544	5,439
Rio Tinto PLC[1]	115,000	3,555
Vale SA, Class A, preferred nominative (ADR)	814,185	3,265
Amcor Ltd.[1]	255,300	2,855
BASF SE1	31,200	2,380
		17,494
Miscellaneous 0.80%
Other common stocks in initial period of acquisition		8,783
Total common stocks (cost: $1,017,402,000)		973,498
Convertible bonds 0.22% Financials 0.22%	Principal amount (000)
bank muscat (SAOG), convertible notes, 3.50% 2018	OMR100	263
Bank of Ireland, convertible notes, 10.00% 2016	€1,950	2,175
Total convertible bonds (cost: $2,810,000)		2,438
Bonds, notes & other debt instruments 2.87% Corporate bonds & notes 1.84% Materials 0.97%
First Quantum Minerals Ltd. 6.75% 2020[3]	$2,349	1,973
FMG Resources 9.75% 2022[3]	7,750	8,603
		10,576
American Funds Insurance Series — International Growth and Income Fund — Page 50 of 164

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 0.87%	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.875% 2026[3]	$2,327	$2,607
Petróleos Mexicanos 6.875% 2026	1,290	1,445
Petróleos Mexicanos 5.50% 2044	1,535	1,395
Petróleos Mexicanos 5.625% 2046	700	641
Repsol, SA 3.875% 2049	€1,700	1,727
Repsol, SA 4.50% 2075	1,800	1,707
		9,522
Total corporate bonds & notes		20,098
Bonds & notes of governments & government agencies outside the U.S. 1.02%
Brazil (Federal Republic of) 10.00% 2025	BRL22,000	6,154
Colombia (Republic of), Series B, 5.00% 2018	COP6,950,000	2,305
Colombia (Republic of), Series B, 7.50% 2026	8,020,000	2,741
		11,200
U.S. Treasury bonds & notes 0.01% U.S. Treasury 0.01%
U.S. Treasury 0.50% 2016	$120	120
Total U.S. Treasury bonds & notes		120
Total bonds, notes & other debt instruments (cost: $29,077,000)		31,418
Short-term securities 8.43%
BNP Paribas Finance Inc. 0.27% due 7/1/2016	20,800	20,800
Federal Home Loan Bank 0.32% due 8/11/2016	11,900	11,896
Gotham Funding Corp. 0.55% due 8/2/2016[3]	7,300	7,297
Nordea Bank AB 0.52% due 7/5/2016[3]	20,400	20,399
Scotiabank Inc. 0.44% due 7/1/2016[3]	14,100	14,100
Thunder Bay Funding, LLC 0.59% due 8/25/2016[3]	17,800	17,785
Total short-term securities (cost: $92,275,000)		92,277
Total investment securities 100.47% (cost: $1,141,564,000)		1,099,631
Other assets less liabilities (0.47)%		(5,148)
Net assets 100.00%		$1,094,483
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $8,064,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	7/29/2016	Bank of America, N.A.	$23,110	€21,000	$(221)

American Funds Insurance Series — International Growth and Income Fund — Page 51 of 164

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $865,247,000, which represented 79.06% of the net assets of the fund. This amount includes $851,908,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $74,209,000, which represented 6.78% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
GBP = British pounds
OMR = Omani rials
American Funds Insurance Series — International Growth and Income Fund — Page 52 of 164

Capital Income Builder®
Investment portfolio
June 30, 2016
unaudited
Common stocks 80.86% Consumer staples 15.66%	Shares	Value (000)
Philip Morris International Inc.	150,575	$15,317
Altria Group, Inc.	125,410	8,648
Coca-Cola Co.	165,545	7,504
Japan Tobacco Inc.[1]	97,400	3,902
Unilever PLC[1]	80,410	3,857
Imperial Brands PLC[1]	65,500	3,556
Procter & Gamble Co.	39,500	3,344
Tate & Lyle PLC[1]	234,800	2,094
Reynolds American Inc.	37,740	2,035
Diageo PLC[1]	68,000	1,903
British American Tobacco PLC[1]	20,500	1,334
Nestlé SA1	5,082	392
		53,886
Financials 11.74%
Sampo Oyj, Class A1	142,178	5,809
Iron Mountain Inc.	131,195	5,225
Swedbank AB, Class A1	187,792	3,928
Mercury General Corp.	71,310	3,791
CME Group Inc., Class A	37,595	3,662
Crown Castle International Corp.	19,800	2,008
Svenska Handelsbanken AB, Class A1	159,219	1,926
Arthur J. Gallagher & Co.	39,900	1,899
BB&T Corp.	46,280	1,648
Aberdeen Asset Management PLC[1]	367,800	1,421
People’s United Financial, Inc.	89,750	1,316
Skandinaviska Enskilda Banken AB, Class A1	140,394	1,220
Umpqua Holdings Corp.	76,300	1,180
Invesco Ltd.	41,700	1,065
HSBC Holdings PLC (GBP denominated)[1]	166,020	1,037
Wells Fargo & Co.	21,800	1,032
Union National Bank PJSC[1]	813,869	910
Bank of China Ltd., Class H1	1,894,000	758
Henderson Group PLC[1]	206,100	588
		40,423
Telecommunication services 9.70%
Verizon Communications Inc.	212,551	11,869
Singapore Telecommunications Ltd.[1]	2,042,900	6,318
HKT Trust and HKT Ltd., units[1]	3,174,340	4,580
Vodafone Group PLC[1]	1,413,400	4,303
NTT DoCoMo, Inc.[1]	100,000	2,691
AT&T Inc.	37,080	1,602
freenet AG1	49,097	1,263
American Funds Insurance Series — Capital Income Builder — Page 53 of 164

unaudited
Common stocks Telecommunication services (continued)	Shares	Value (000)
Telia Co. AB1	135,576	$640
CenturyLink, Inc.	3,765	109
		33,375
Utilities 9.09%
SSE PLC[1]	391,463	8,185
National Grid PLC[1]	479,040	7,045
Duke Energy Corp.	39,600	3,397
Infratil Ltd.[1]	1,073,667	2,454
CMS Energy Corp.	51,000	2,339
Power Assets Holdings Ltd.[1]	223,000	2,047
Red Eléctrica de Corporación, SA1	22,641	2,019
EDP - Energias de Portugal, SA1	646,516	1,986
PG&E Corp.	16,900	1,080
Glow Energy PCL[1]	306,500	750
		31,302
Energy 7.79%
Royal Dutch Shell PLC, Class B1	197,260	5,424
Royal Dutch Shell PLC, Class B (ADR)	19,500	1,092
Exxon Mobil Corp.	59,300	5,559
Helmerich & Payne, Inc.	79,700	5,350
Enbridge Inc. (CAD denominated)	84,770	3,591
Occidental Petroleum Corp.	43,800	3,310
Chevron Corp.	9,900	1,038
Inter Pipeline Ltd.	47,300	1,003
Eni SpA[1]	26,766	432
		26,799
Health care 6.76%
AstraZeneca PLC[1]	107,650	6,408
AstraZeneca PLC (ADR)	108,680	3,281
Pfizer Inc.	259,680	9,143
GlaxoSmithKline PLC[1]	92,010	1,978
Roche Holding AG, non-registered shares, non-voting[1]	5,709	1,508
Novartis AG1	11,465	943
		23,261
Information technology 6.25%
International Business Machines Corp.	26,250	3,984
Texas Instruments Inc.	49,630	3,109
Xilinx, Inc.	66,540	3,070
Paychex, Inc.	46,910	2,791
VTech Holdings Ltd.[1]	251,400	2,652
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	428,000	2,164
Microsoft Corp.	39,020	1,997
Ricoh Co., Ltd.[1]	202,500	1,750
		21,517
Consumer discretionary 5.23%
Gannett Co., Inc.	224,940	3,107
Greene King PLC[1]	293,820	3,067
Las Vegas Sands Corp.	66,500	2,892
Viacom Inc., Class B	54,600	2,264
SES SA, Class A (FDR)[1]	64,616	1,396
American Funds Insurance Series — Capital Income Builder — Page 54 of 164

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
ProSiebenSat.1 Media SE1,2	31,472	$1,374
Marks and Spencer Group PLC[1]	288,400	1,226
BCA Marketplace PLC[1]	460,000	1,031
Modern Times Group MTG AB, Class B1	35,157	929
AA PLC[1]	133,500	427
Fielmann AG1	4,086	299
		18,012
Industrials 4.84%
BAE Systems PLC[1]	561,300	3,936
Lockheed Martin Corp.	14,755	3,662
MTR Corp. Ltd.[1]	418,000	2,121
Covanta Holding Corp.	96,853	1,593
Edenred SA1	62,241	1,284
Sydney Airport, units[1]	246,698	1,282
Siemens AG1	11,881	1,217
Air New Zealand Ltd.[1]	585,219	880
Boeing Co.	5,300	688
		16,663
Materials 2.44%
Amcor Ltd.[1]	216,157	2,417
Givaudan SA1	1,011	2,032
Dow Chemical Co.	39,115	1,944
Nucor Corp.	29,430	1,454
Potash Corp. of Saskatchewan Inc. (CAD denominated)	33,700	548
		8,395
Miscellaneous 1.36%
Other common stocks in initial period of acquisition		4,694
Total common stocks (cost: $272,826,000)		278,327
Convertible stocks 0.40% Financials 0.40%
American Tower Corp., Series B, 5.5% depository share, convertible preferred 2018	12,200	1,370
Total convertible stocks (cost: $1,242,000)		1,370
Bonds, notes & other debt instruments 15.26% U.S. Treasury bonds & notes 5.61% U.S. Treasury 5.15%	Principal amount (000)
U.S. Treasury 0.875% 2019	$1,900	1,909
U.S. Treasury 1.25% 2020	1,000	1,015
U.S. Treasury 1.375% 2020	250	255
U.S. Treasury 1.375% 2021	250	255
U.S. Treasury 2.25% 2021	2,695	2,853
U.S. Treasury 8.00% 2021	5,050	6,881
U.S. Treasury 2.00% 2025	1,100	1,150
U.S. Treasury 2.875% 2045	600	674
U.S. Treasury 3.00% 2045	1,368	1,574
American Funds Insurance Series — Capital Income Builder — Page 55 of 164

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 2045	$180	$207
U.S. Treasury 2.50% 2046	915	955
		17,728
U.S. Treasury inflation-protected securities 0.46%
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	1,109	1,144
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	403	424
		1,568
Total U.S. Treasury bonds & notes		19,296
Mortgage-backed obligations 5.41%
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-1-A, 5.723% 2049[4,5]	127	130
Banc of America Commercial Mortgage Inc., Series 2007-5, Class A-1-A, 5.361% 2051[5]	80	83
Citigroup Commercial Mortgage Trust, Series 2008-C-7, Class A-1-A, 6.259% 2049[4,5]	368	384
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	55	55
Fannie Mae 4.00% 2036[5]	2,623	2,851
Fannie Mae 4.00% 2045[5]	1,394	1,511
Freddie Mac 3.50% 2035[5]	1,904	2,028
Freddie Mac 3.50% 2046[5]	1,994	2,104
Freddie Mac 4.00% 2046[5]	1,597	1,711
Freddie Mac 4.00% 2046[5]	625	655
Government National Mortgage Assn. 4.50% 2045[5]	845	908
Government National Mortgage Assn. 4.50% 2045[5]	734	789
Government National Mortgage Assn. 4.50% 2045[5]	653	702
Government National Mortgage Assn. 4.50% 2045[5]	410	443
Government National Mortgage Assn. 4.50% 2045[5]	305	327
Government National Mortgage Assn. 5.00% 2045[5]	146	164
Government National Mortgage Assn. 5.00% 2045[5]	99	110
Government National Mortgage Assn. 5.616% 2059[5]	130	134
Government National Mortgage Assn. 4.81% 2060[5]	119	124
Government National Mortgage Assn. 5.46% 2060[5]	117	126
Government National Mortgage Assn. 4.664% 2061[5]	195	204
Government National Mortgage Assn. 4.797% 2061[5]	167	173
Government National Mortgage Assn. 6.856% 2061[5]	63	66
Government National Mortgage Assn. 4.559% 2062[5]	57	62
Government National Mortgage Assn. 4.625% 2062[5]	410	436
Government National Mortgage Assn. 4.356% 2063[5]	134	145
Government National Mortgage Assn. 4.491% 2063[5]	58	63
Government National Mortgage Assn. 4.549% 2063[5]	178	193
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A1A, 5.431% 2047[4,5]	1,307	1,323
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-1-A, 5.682% 2045[4,5]	83	86
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-1A, 5.312% 2044[5]	371	377
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A-1-A, 5.422% 2044[4,5]	142	145
		18,612
Corporate bonds & notes 2.98% Financials 1.05%
AvalonBay Communities, Inc. 6.10% 2020	100	115
Bank of America Corp. 5.625% 2020	300	338
BB&T Corp. 6.85% 2019	100	115
Berkshire Hathaway Inc. 4.25% 2021	100	111
BNP Paribas 5.00% 2021	100	112
Developers Diversified Realty Corp. 7.875% 2020	200	242
American Funds Insurance Series — Capital Income Builder — Page 56 of 164

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 5.25% 2021	$300	$339
Goldman Sachs Group, Inc., Series D, 6.00% 2020	300	343
Hospitality Properties Trust 4.25% 2021	200	209
JPMorgan Chase & Co. 6.30% 2019	200	225
JPMorgan Chase & Co. 4.25% 2020	300	327
Kimco Realty Corp. 6.875% 2019	100	115
Morgan Stanley 7.30% 2019	200	230
Morgan Stanley 5.50% 2020	300	337
Wells Fargo & Co. 5.625% 2017	100	106
Wells Fargo & Co. 4.60% 2021	300	336
		3,600
Consumer discretionary 0.54%
Comcast Corp. 5.15% 2020	100	113
Ford Motor Credit Co. 8.125% 2020	300	358
General Motors Financial Co. 4.375% 2021	300	317
Johnson Controls, Inc. 5.00% 2020	200	219
Newell Rubbermaid Inc. 4.00% 2024	400	419
Time Warner Inc. 4.75% 2021	200	225
Viacom Inc. 5.625% 2019	200	221
		1,872
Energy 0.36%
Anadarko Petroleum Corp. 4.85% 2021	270	287
Enbridge Energy Partners, LP 4.375% 2020	320	329
Enbridge Energy Partners, LP, Series B, 6.50% 2018	100	106
EnLink Midstream Partners, LP 4.40% 2024	100	94
Enterprise Products Operating LLC 6.50% 2019	100	112
Kinder Morgan Energy Partners, LP 5.30% 2020	200	214
Williams Partners LP 4.125% 2020	100	99
		1,241
Health care 0.29%
Amerisource Bergen 4.875% 2019	100	110
Becton, Dickinson and Co. 5.00% 2019	100	109
Boston Scientific Corp. 6.00% 2020	200	228
McKesson Corp. 7.50% 2019	100	115
Medtronic, Inc. 4.125% 2021	200	221
Thermo Fisher Scientific Inc. 4.70% 2020	200	220
		1,003
Consumer staples 0.21%
Altria Group, Inc. 9.25% 2019	200	247
Kraft Foods Inc. 6.125% 2018	100	110
Reynolds American Inc. 6.875% 2020	300	354
		711
Utilities 0.16%
Entergy Corp. 5.125% 2020	200	219
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	100	116
NV Energy, Inc 6.25% 2020	100	119
Progress Energy, Inc. 7.05% 2019	100	114
		568
American Funds Insurance Series — Capital Income Builder — Page 57 of 164

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services 0.13%	Principal amount (000)	Value (000)
Verizon Communications Inc. 5.50% 2018	$100	$107
Verizon Communications Inc. 4.50% 2020	300	333
		440
Materials 0.10%
BHP Billiton Finance (USA) Ltd. 6.50% 2019	100	113
BHP Billiton Finance (USA) Ltd. 3.85% 2023	200	218
		331
Industrials 0.08%
Caterpillar Financial Services Corp. 7.15% 2019	100	115
General Electric Capital Corp. 5.50% 2020	150	171
		286
Information technology 0.06%
Microsoft Corp. 4.00% 2021	200	224
Total corporate bonds & notes		10,276
Asset-backed obligations 1.26%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[5]	15	15
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[5,6]	64	64
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[5,6]	463	463
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[5,6]	47	47
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[5,6]	182	184
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[5,6]	40	40
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[5]	211	212
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[5]	1,165	1,172
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[5]	500	502
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	1,625	1,635
		4,334
Total bonds, notes & other debt instruments (cost: $51,331,000)		52,518
Short-term securities 3.69%
Emerson Electric Co. 0.40% due 7/15/2016[6]	5,000	4,999
ExxonMobil Corp. 0.39% due 7/6/2016	2,400	2,400
General Electric Co. 0.35% due 7/1/2016	5,300	5,300
Total short-term securities (cost: $12,699,000)		12,699
Total investment securities 100.21% (cost: $338,098,000)		344,914
Other assets less liabilities (0.21)%		(731)
Net assets 100.00%		$344,183
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Capital Income Builder — Page 58 of 164

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $129,186,000, which represented 37.53% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,797,000, which represented 1.68% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
FDR = Fiduciary Depositary Receipts
GBP = British pounds
American Funds Insurance Series — Capital Income Builder — Page 59 of 164

Asset Allocation Fund
Investment portfolio
June 30, 2016
unaudited
Common stocks 63.28% Information technology 15.68%	Shares	Value (000)
Microsoft Corp.	12,120,000	$620,180
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,200,000	398,696
Intuit Inc.	2,513,000	280,476
VeriSign, Inc.[1]	3,000,000	259,380
ASML Holding NV (New York registered)	2,500,000	248,025
Intel Corp.	6,600,000	216,480
Broadcom Ltd.	1,309,600	203,512
Texas Instruments Inc.	2,900,000	181,685
AAC Technologies Holdings Inc.[2]	16,000,000	137,512
Juniper Networks, Inc.	6,000,000	134,940
Apple Inc.	1,000,000	95,600
Visa Inc., Class A	1,072,000	79,510
Amphenol Corp., Class A	1,325,000	75,962
Alphabet Inc., Class A1	75,000	52,765
TE Connectivity Ltd.	800,000	45,688
Analog Devices, Inc.	625,000	35,400
		3,065,811
Health care 8.14%
UnitedHealth Group Inc.	2,417,000	341,280
Johnson & Johnson	2,292,700	278,105
Merck & Co., Inc.	4,456,000	256,710
Humana Inc.	1,410,000	253,631
Express Scripts Holding Co.[1]	2,950,000	223,610
Pfizer Inc.	2,500,000	88,025
Incyte Corp.[1]	1,000,000	79,980
Aetna Inc.	460,000	56,180
Medtronic PLC	143,000	12,408
Rotech Healthcare Inc.[1,2]	184,138	184
		1,590,113
Consumer discretionary 7.45%
Comcast Corp., Class A	5,773,000	376,342
Home Depot, Inc.	1,800,000	229,842
Amazon.com, Inc.[1]	308,000	220,411
VF Corp.	2,730,000	167,868
Newell Rubbermaid Inc.	2,700,000	131,139
General Motors Co.	3,500,000	99,050
Naspers Ltd., Class N2	330,000	50,565
Twenty-First Century Fox, Inc., Class A	1,650,000	44,632
CBS Corp., Class B	785,500	42,763
Starbucks Corp.	665,000	37,985
Domino’s Pizza, Inc.	275,000	36,129
Target Corp.	200,600	14,006
Cooper-Standard Holdings Inc.[1]	59,114	4,669
		1,455,401
American Funds Insurance Series — Asset Allocation Fund — Page 60 of 164

unaudited
Common stocks Financials 6.89%	Shares	Value (000)
JPMorgan Chase & Co.	5,867,000	$364,575
Chubb Ltd.	2,455,000	320,893
First Republic Bank	2,500,000	174,975
Citigroup Inc.	2,750,000	116,573
PNC Financial Services Group, Inc.	983,500	80,047
Bank of America Corp.	6,000,000	79,620
American Tower Corp.	475,000	53,965
Capital One Financial Corp.	783,200	49,741
Goldman Sachs Group, Inc.	250,000	37,145
East West Bancorp, Inc.	1,030,000	35,205
Berkshire Hathaway Inc., Class A1	84	18,226
Moody’s Corp.	165,798	15,537
		1,346,502
Energy 5.47%
Noble Energy, Inc.	7,100,000	254,677
Weatherford International PLC[1]	32,250,000	178,988
Chevron Corp.	1,625,000	170,349
Royal Dutch Shell PLC, Class B (ADR)	2,243,500	125,636
ConocoPhillips	1,965,000	85,674
Schlumberger Ltd.	1,035,000	81,848
Tallgrass Energy GP, LP, Class A	3,100,000	69,967
Concho Resources Inc.[1]	430,000	51,286
Exxon Mobil Corp.	410,000	38,433
Enbridge Inc.	275,000	11,649
		1,068,507
Industrials 5.26%
Lockheed Martin Corp.	1,462,000	362,825
Boeing Co.	1,633,440	212,135
Nielsen Holdings PLC	3,000,000	155,910
General Electric Co.	3,500,000	110,180
TransDigm Group Inc.[1]	383,000	100,993
ASSA ABLOY AB, Class B2	2,100,000	43,043
Raytheon Co.	265,000	36,027
Rockwell Collins, Inc.	61,000	5,194
CEVA Group PLC[1,2,3]	6,142	2,457
Atrium Corp.[1,2,4]	535	—
		1,028,764
Materials 4.47%
E.I. du Pont de Nemours and Co.	5,640,000	365,472
LyondellBasell Industries NV	2,050,000	152,561
Syngenta AG (ADR)	1,800,000	138,222
Dow Chemical Co.	1,676,800	83,354
Nucor Corp.	1,500,000	74,115
Ecolab Inc.	290,000	34,394
Praxair, Inc.	225,000	25,288
Warrior Met Coal, LLC, Class B1,2,4	11,764	941
		874,347
Consumer staples 3.89%
Philip Morris International Inc.	4,882,000	496,597
Reynolds American Inc.	1,200,000	64,716
Coca-Cola Co.	1,258,000	57,025
American Funds Insurance Series — Asset Allocation Fund — Page 61 of 164

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Kroger Co.	1,464,700	$53,886
CVS Health Corp.	475,000	45,477
Procter & Gamble Co.	515,000	43,605
		761,306
Telecommunication services 1.06%
AT&T Inc.	2,660,000	114,939
Verizon Communications Inc.	1,243,000	69,409
Zayo Group Holdings, Inc.[1]	711,721	19,878
NII Holdings, Inc.[1]	813,926	2,588
		206,814
Utilities 0.64%
Dominion Resources, Inc.	1,480,000	115,336
Exelon Corp.	250,000	9,090
		124,426
Miscellaneous 4.33%
Other common stocks in initial period of acquisition		846,856
Total common stocks (cost: $9,516,579,000)		12,368,847
Convertible stocks 0.03% Industrials 0.03%
CEVA Group PLC, Series A-1, 3.68% convertible preferred[2,3]	6,267	3,682
CEVA Group PLC, Series A-2, 2.68% convertible preferred[2,3]	5,998	2,399
Total convertible stocks (cost: $15,029,000)		6,081
Bonds, notes & other debt instruments 29.05% U.S. Treasury bonds & notes 14.52% U.S. Treasury 11.69%	Principal amount (000)
U.S. Treasury 0.625% 2017	$200,000	200,234
U.S. Treasury 0.875% 2017	30,000	30,117
U.S. Treasury 1.00% 2017	10,000	10,065
U.S. Treasury 0.625% 2018	203,000	203,183
U.S. Treasury 0.75% 2018	59,002	59,174
U.S. Treasury 0.75% 2018	10,000	10,031
U.S. Treasury 0.875% 2018	50,000	50,278
U.S. Treasury 1.125% 2018	5,000	5,052
U.S. Treasury 3.50% 2018	20,000	20,944
U.S. Treasury 0.875% 2019	58,905	59,202
U.S. Treasury 0.875% 2019	32,000	32,156
U.S. Treasury 1.00% 2019	15,000	15,129
U.S. Treasury 1.50% 2019	400,000	408,424
U.S. Treasury 1.50% 2019	59,000	60,380
U.S. Treasury 1.625% 2019	30,000	30,817
U.S. Treasury 1.75% 2019	21,000	21,660
U.S. Treasury 1.25% 2020[5]	327,000	331,902
U.S. Treasury 1.25% 2020	48,000	48,734
U.S. Treasury 1.375% 2020	21,500	21,913
U.S. Treasury 1.625% 2020	125,000	128,585
U.S. Treasury 1.375% 2021	86,500	88,051
American Funds Insurance Series — Asset Allocation Fund — Page 62 of 164

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2021	$50,000	$50,914
U.S. Treasury 1.375% 2021	28,500	29,000
U.S. Treasury 1.625% 2023	25,000	25,572
U.S. Treasury 2.25% 2024	8,000	8,536
U.S. Treasury 2.375% 2024	70,000	75,366
U.S. Treasury 2.00% 2025	62,000	64,834
U.S. Treasury 1.625% 2026	60,000	60,699
U.S. Treasury 1.625% 2026	32,500	32,919
U.S. Treasury 4.75% 2041	15,000	22,536
U.S. Treasury 3.125% 2043	17,500	20,657
U.S. Treasury 3.375% 2044	7,000	8,638
U.S. Treasury 2.50% 2045	9,000	9,383
U.S. Treasury 2.50% 2046	38,000	39,661
		2,284,746
U.S. Treasury inflation-protected securities 2.83%
U.S. Treasury Inflation-Protected Security 0.125% 2021[6]	50,467	51,753
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	206,077	216,093
U.S. Treasury Inflation-Protected Security 0.375% 2025[6]	15,132	15,600
U.S. Treasury Inflation-Protected Security 0.625% 2026[6]	25,170	26,536
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	18,198	18,298
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	131,206	152,110
U.S. Treasury Inflation-Protected Security 1.00% 2046[6]	68,533	74,166
		554,556
Total U.S. Treasury bonds & notes		2,839,302
Corporate bonds & notes 8.69% Financials 1.59%
ACE INA Holdings Inc. 2.30% 2020	1,345	1,383
ACE INA Holdings Inc. 2.875% 2022	4,850	5,078
ACE INA Holdings Inc. 3.15% 2025	3,255	3,404
ACE INA Holdings Inc. 3.35% 2026	1,850	1,973
ACE INA Holdings Inc. 4.35% 2045	750	866
American Campus Communities, Inc. 3.35% 2020	1,765	1,835
American Campus Communities, Inc. 3.75% 2023	2,000	2,068
American Campus Communities, Inc. 4.125% 2024	2,985	3,158
American International Group, Inc. 3.875% 2035	3,000	2,883
Bank of America Corp. 2.625% 2020	4,000	4,068
Bank of America Corp. 2.625% 2021	2,000	2,033
Bank of America Corp. 3.875% 2025	8,500	9,064
Bank of America Corp. 3.50% 2026	3,250	3,369
Barclays Bank PLC 3.65% 2025	1,700	1,641
BB&T Corp. 2.45% 2020	6,000	6,171
Berkshire Hathaway Inc. 2.20% 2021	1,000	1,032
Berkshire Hathaway Inc. 2.75% 2023	2,615	2,705
Berkshire Hathaway Inc. 3.125% 2026	2,250	2,363
BNP Paribas 4.375% 2026[4]	4,425	4,482
BPCE SA group 2.65% 2021	2,000	2,061
BPCE SA group 5.70% 2023[4]	3,000	3,229
BPCE SA group 5.15% 2024[4]	2,000	2,086
Brandywine Operating Partnership, LP 3.95% 2023	380	385
CIT Group Inc. 3.875% 2019	15,685	15,803
Citigroup Inc. 2.70% 2021	6,805	6,944
American Funds Insurance Series — Asset Allocation Fund — Page 63 of 164

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 3.40% 2026	$2,000	$2,057
Citigroup Inc. 3.70% 2026	4,675	4,934
Communications Sales & Leasing, Inc. 6.00% 2023[4]	4,925	5,024
Communications Sales & Leasing, Inc. 8.25% 2023	3,902	3,970
Corporate Office Properties LP 5.25% 2024	3,595	3,846
Corporate Office Properties LP 5.00% 2025	2,770	2,927
Credit Agricole SA 4.375% 2025[4]	1,620	1,642
Credit Suisse Group AG 1.70% 2018	4,000	4,005
Credit Suisse Group AG 3.80% 2023[4]	1,625	1,624
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045	1,675	1,676
Crescent Resources 10.25% 2017[4]	3,700	3,714
DDR Corp. 3.625% 2025	3,635	3,654
Developers Diversified Realty Corp. 7.50% 2017	4,160	4,337
DNB ASA 2.375% 2021[4]	3,000	3,048
Essex Portfolio L.P. 3.875% 2024	2,115	2,254
Essex Portfolio L.P. 3.50% 2025	4,420	4,572
Goldman Sachs Group, Inc. 2.55% 2019	4,000	4,096
Goldman Sachs Group, Inc. 2.625% 2021	2,500	2,538
Goldman Sachs Group, Inc. 3.75% 2026	2,250	2,365
Goldman Sachs Group, Inc. 4.75% 2045	3,810	4,219
Hospitality Properties Trust 5.625% 2017	740	759
Hospitality Properties Trust 6.70% 2018	6,540	6,851
Host Hotels & Resorts LP 4.50% 2026	705	745
HSBC Holdings PLC 3.40% 2021	3,000	3,094
HSBC Holdings PLC 4.25% 2024	3,000	3,043
Icahn Enterprises Finance Corp. 3.50% 2017	6,525	6,569
Intercontinentalexchange, Inc. 2.50% 2018	4,000	4,098
Intesa Sanpaolo SpA 5.017% 2024[4]	5,730	5,275
iStar Financial Inc. 4.00% 2017	12,525	12,368
iStar Financial Inc., Series B, 9.00% 2017	2,330	2,429
JPMorgan Chase & Co. 1.35% 2017	1,515	1,518
JPMorgan Chase & Co. 2.40% 2021	2,750	2,790
JPMorgan Chase & Co. 3.25% 2022	3,000	3,139
JPMorgan Chase & Co. 3.20% 2026	2,000	2,059
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,196
Kimco Realty Corp. 6.875% 2019	2,375	2,741
Kimco Realty Corp. 3.40% 2022	1,570	1,648
Kimco Realty Corp. 3.125% 2023	2,820	2,877
Lloyds Banking Group PLC 2.30% 2018	1,810	1,821
MetLife Global Funding I 2.50% 2020[4]	8,000	8,233
MetLife, Inc. 4.05% 2045	2,760	2,728
Morgan Stanley 2.50% 2021	3,000	3,035
Morgan Stanley 3.875% 2026	4,750	5,067
Nordea Bank AB 2.50% 2020[4]	4,450	4,566
PNC Financial Services Group, Inc. 2.854% 2022	1,445	1,502
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,150
Prologis, Inc. 3.75% 2025	1,425	1,523
Prudential Financial, Inc. 3.50% 2024	4,000	4,165
QBE Insurance Group Ltd. 2.40% 2018[4]	5,000	5,049
Rabobank Nederland 4.375% 2025	4,500	4,711
Realogy Corp. 4.50% 2019[4]	6,075	6,250
Scentre Group 3.25% 2025[4]	2,000	2,032
Scentre Group 3.50% 2025[4]	3,970	4,111
UBS Group AG 4.125% 2025[4]	2,750	2,858
American Funds Insurance Series — Asset Allocation Fund — Page 64 of 164

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
US Bancorp. 3.70% 2024	$7,000	$7,711
WEA Finance LLC 3.25% 2020[4]	3,530	3,678
Wells Fargo & Co. 2.55% 2020	2,175	2,239
Wells Fargo & Co. 2.50% 2021	7,500	7,697
Wells Fargo & Co. 4.90% 2045	5,000	5,489
Wells Fargo & Co. 4.40% 2046	2,500	2,545
		310,945
Energy 1.58%
American Energy (Marcellus), Term Loan B, 5.25% 2020[7,8,9]	7,340	3,899
American Energy (Marcellus), Term Loan A, 8.50% 2021[7,8,9]	5,188	813
American Energy (Permian Basin) 7.125% 2020[4]	6,020	3,251
American Energy (Permian Basin) 7.375% 2021[4]	1,825	997
Anadarko Petroleum Corp. 4.85% 2021	3,455	3,669
APT Pipelines Ltd. 4.20% 2025[4]	7,000	7,196
Boardwalk Pipelines, LP 5.95% 2026	2,000	2,106
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,087
Cenovus Energy Inc. 3.80% 2023	3,970	3,694
Cheniere Energy, Inc. 7.00% 2024[4]	2,510	2,581
Chesapeake Energy Corp. 3.878% 2019[7]	2,775	2,102
Chesapeake Energy Corp. 4.875% 2022	3,600	2,322
Chevron Corp. 2.10% 2021	2,500	2,551
Chevron Corp. 2.566% 2023	3,000	3,067
Chevron Corp. 3.326% 2025	1,165	1,247
ConocoPhillips 4.20% 2021	3,300	3,568
ConocoPhillips 4.95% 2026	750	852
CONSOL Energy Inc. 5.875% 2022	8,525	7,491
DCP Midstream Operating LP 4.95% 2022	3,600	3,555
Devon Energy Corp. 5.00% 2045	2,090	1,958
Diamond Offshore Drilling, Inc. 4.875% 2043	7,260	5,192
Ecopetrol SA 5.375% 2026	4,230	4,124
Enbridge Energy Partners, LP 5.20% 2020	1,150	1,208
Enbridge Energy Partners, LP 5.875% 2025	3,695	4,095
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,900	2,016
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,360
Enbridge Inc. 4.00% 2023	2,500	2,487
Enbridge Inc. 3.50% 2024	2,500	2,397
Energy Transfer Partners, LP 4.15% 2020	3,500	3,556
Energy Transfer Partners, LP 7.50% 2020	2,350	2,503
Energy Transfer Partners, LP 5.875% 2024	2,775	2,713
Energy Transfer Partners, LP 4.75% 2026	4,000	4,137
Energy Transfer Partners, LP 5.50% 2027	4,320	4,082
EnLink Midstream Partners, LP 4.15% 2025	7,330	6,771
EnLink Midstream Partners, LP 5.05% 2045	3,135	2,572
Ensco PLC 5.75% 2044	5,420	3,259
Enterprise Products Operating LLC 5.20% 2020	1,710	1,926
Enterprise Products Operating LLC 2.85% 2021	2,885	2,984
Enterprise Products Operating LLC 4.90% 2046	1,970	2,132
EOG Resources, Inc. 4.15% 2026	2,980	3,286
Exxon Mobil Corp. 2.222% 2021	5,000	5,159
Exxon Mobil Corp. 2.726% 2023	4,000	4,182
Exxon Mobil Corp. 3.043% 2026	2,250	2,385
Genesis Energy, LP 6.75% 2022	3,675	3,583
Halliburton Co. 3.80% 2025	6,760	7,040
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Halliburton Co. 4.85% 2035	$1,000	$1,087
Halliburton Co. 5.00% 2045	1,000	1,095
Jupiter Resources Inc. 8.50% 2022[4]	5,800	4,191
Kinder Morgan Energy Partners, LP 5.40% 2044	1,380	1,367
Kinder Morgan Energy Partners, LP 5.50% 2044	1,828	1,836
Kinder Morgan Finance Co. 5.05% 2046	2,250	2,148
Kinder Morgan, Inc. 3.05% 2019	2,520	2,548
Kinder Morgan, Inc. 4.30% 2025	2,000	2,052
NGL Energy Partners LP 6.875% 2021	5,575	4,920
NGPL PipeCo LLC 7.119% 2017[4]	2,705	2,834
NGPL PipeCo LLC 9.625% 2019[4]	10,625	11,143
Noble Corp. PLC 6.95% 2025	1,775	1,420
Noble Corp. PLC 7.95% 2045	2,675	1,893
PDC Energy Inc. 7.75% 2022	1,825	1,907
Peabody Energy Corp. 6.00% 2018[10]	25,585	3,374
Peabody Energy Corp. 6.25% 2021[10]	3,675	496
Petróleos Mexicanos 3.50% 2023	7,000	6,648
Petróleos Mexicanos 5.625% 2046	2,890	2,645
Pioneer Natural Resources Co. 3.45% 2021	3,345	3,458
QGOG Constellation SA 6.25% 2019[4]	850	429
Sabine Pass Liquefaction, LLC 5.625% 2021	3,500	3,553
Sabine Pass Liquefaction, LLC 5.75% 2024	1,955	1,950
Sabine Pass Liquefaction, LLC 5.625% 2025	7,965	7,965
Schlumberger BV 3.625% 2022[4]	2,800	2,965
Seven Generations Energy Ltd. 6.75% 2023[4]	2,000	2,025
Shell International Finance BV 2.25% 2020	1,965	2,018
Shell International Finance BV 4.00% 2046	3,500	3,582
SM Energy Co. 5.625% 2025	3,825	3,309
Southwestern Energy Co. 4.10% 2022	7,030	6,309
Statoil ASA 2.75% 2021	1,925	2,015
Statoil ASA 3.25% 2024	2,850	3,014
Statoil ASA 4.25% 2041	2,000	2,112
StatoilHydro ASA 1.80% 2016	4,000	4,016
Sunoco LP 6.25% 2021[4]	4,190	4,208
Targa Resources Corp. 4.125% 2019	4,450	4,428
Targa Resources Partners LP 6.75% 2024[4]	2,515	2,590
Teekay Corp. 8.50% 2020	9,830	8,282
Teekay Corp. 8.50% 2020[4]	4,100	3,454
Tesoro Logistics LP 5.50% 2019	3,410	3,581
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,642
Weatherford International PLC 4.50% 2022	4,595	3,963
Weatherford International PLC 8.25% 2023	5,750	5,477
Weatherford International PLC 6.75% 2040	3,850	2,868
Western Gas Partners LP 4.65% 2026	495	501
Williams Companies, Inc. 3.70% 2023	5,260	4,681
Williams Partners LP 4.00% 2021	195	190
Williams Partners LP 3.60% 2022	2,250	2,133
Williams Partners LP 3.90% 2025	4,250	3,872
Williams Partners LP 5.10% 2045	4,055	3,492
		307,841
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 1.48%	Principal amount (000)	Value (000)
AbbVie Inc. 3.20% 2022	$2,670	$2,765
AbbVie Inc. 4.30% 2036	1,650	1,686
AbbVie Inc. 4.45% 2046	3,350	3,413
Actavis Funding SCS 2.35% 2018	2,000	2,028
Actavis Funding SCS 3.00% 2020	1,000	1,031
Actavis Funding SCS 3.45% 2022	7,150	7,438
Actavis Funding SCS 3.85% 2024	6,500	6,801
Actavis Funding SCS 3.80% 2025	1,000	1,042
Actavis Funding SCS 4.75% 2045	3,000	3,154
Aetna Inc. 1.70% 2018	835	842
Aetna Inc. 1.90% 2019	960	973
Aetna Inc. 2.40% 2021	1,295	1,325
Aetna Inc. 2.80% 2023	670	686
Aetna Inc. 3.20% 2026	4,635	4,784
Aetna Inc. 4.25% 2036	970	1,006
Aetna Inc. 4.375% 2046	1,900	1,975
Amgen Inc. 2.70% 2022	3,400	3,504
AstraZeneca PLC 3.375% 2025	9,140	9,585
Baxalta Inc. 2.875% 2020	5,405	5,499
Bayer AG 2.375% 2019[4]	2,750	2,812
Biogen Inc. 3.625% 2022	2,810	2,987
Boston Scientific Corp. 3.85% 2025	8,000	8,482
Celgene Corp. 3.625% 2024	3,000	3,131
Celgene Corp. 3.875% 2025	1,250	1,337
Centene Corp. 5.625% 2021[4]	1,450	1,515
Centene Corp. 4.75% 2022	8,170	8,374
Centene Corp. 6.125% 2024[4]	800	853
ConvaTec Finance International SA 8.25% 2019[4,11]	4,150	4,077
DaVita HealthCare Partners Inc. 5.00% 2025	3,475	3,453
DJO Finance LLC 10.75% 2020[4]	2,835	2,311
DJO Finco Inc. 8.125% 2021[4]	9,415	8,191
EMD Finance LLC 2.95% 2022[4]	1,000	1,026
EMD Finance LLC 3.25% 2025[4]	9,000	9,244
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	1,950	1,769
Gilead Sciences, Inc. 3.05% 2016	4,300	4,337
HCA Inc. 5.25% 2026	1,250	1,300
Healthsouth Corp. 5.75% 2024	1,800	1,816
Healthsouth Corp. 5.75% 2025	2,535	2,522
inVentiv Health Inc. 9.00% 2018[4]	6,765	6,985
inVentiv Health Inc. 10.00% 2018[4,11]	12,737	13,120
inVentiv Health Inc. 10.00% 2018	4,776	4,776
inVentiv Health Inc. 10.00% 2018	3,010	3,018
inVentiv Health Inc., Term Loan B4, 7.75% 2018[7,8,9]	1,875	1,880
Johnson & Johnson 2.45% 2026	1,285	1,331
Kinetic Concepts, Inc. 10.50% 2018	18,690	18,737
Kinetic Concepts, Inc. 12.50% 2019	9,355	8,864
Laboratory Corporation of America Holdings 3.20% 2022	2,665	2,760
Mallinckrodt PLC 4.875% 2020[4]	4,565	4,428
Mallinckrodt PLC 5.75% 2022[4]	2,945	2,818
Medtronic, Inc. 4.375% 2035	2,537	2,867
Medtronic, Inc. 4.625% 2045	2,885	3,404
Molina Healthcare, Inc. 5.375% 2022[4]	5,650	5,664
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[7,8,9]	2,000	1,893
Pfizer Inc. 1.95% 2021	2,500	2,534
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Quintiles Transnational Corp. 4.875% 2023[4]	$1,625	$1,658
Roche Holdings, Inc. 2.875% 2021[4]	8,000	8,516
Roche Holdings, Inc. 3.00% 2025[4]	8,250	8,791
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,7,8,9,11]	6,028	5,173
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,7,8,9]	3,015	2,965
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,7,8,9]	2,400	2,388
Tenet Healthcare Corp., First Lien, 4.75% 2020	3,290	3,386
Tenet Healthcare Corp., First Lien, 6.00% 2020	4,405	4,669
Tenet Healthcare Corp., First Lien, 4.50% 2021	4,025	4,065
Thermo Fisher Scientific Inc. 2.40% 2019	4,000	4,072
Thermo Fisher Scientific Inc. 4.15% 2024	2,000	2,187
UnitedHealth Group Inc. 3.35% 2022	4,355	4,668
VPI Escrow Corp. 6.75% 2018[4]	5,720	5,532
VPI Escrow Corp. 6.375% 2020[4]	10,455	9,044
VRX Escrow Corp. 6.125% 2025[4]	3,100	2,496
Zimmer Holdings, Inc. 3.15% 2022	6,015	6,175
		289,938
Consumer discretionary 0.79%
Amazon.com, Inc. 4.80% 2034	8,000	9,444
Cablevision Systems Corp. 6.75% 2021	6,475	6,621
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[4]	3,000	3,276
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	7,175	7,408
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	6,285	6,012
Comcast Corp. 3.15% 2026	3,915	4,169
DaimlerChrysler North America Holding Corp. 2.25% 2019[4]	6,000	6,153
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,515	2,563
DISH DBS Corp. 4.25% 2018	4,250	4,346
DISH DBS Corp. 7.75% 2026[4]	2,525	2,613
Ford Motor Credit Co. 2.597% 2019	3,000	3,072
Ford Motor Credit Co. 2.943% 2019	5,000	5,149
Ford Motor Credit Co. 3.219% 2022	6,000	6,155
Ford Motor Credit Co. 4.134% 2025	5,250	5,642
GameStop Corp. 6.75% 2021[4]	2,225	2,203
Gannett Co., Inc. 4.875% 2021[4]	1,905	1,957
General Motors Co. 5.20% 2045	5,000	4,975
General Motors Financial Co. 3.70% 2020	6,355	6,536
General Motors Financial Co. 3.20% 2021	4,000	4,016
General Motors Financial Co. 3.45% 2022	3,625	3,628
Home Depot, Inc. 2.00% 2021	2,000	2,056
Home Depot, Inc. 4.25% 2046	3,500	4,011
Limited Brands, Inc. 6.875% 2035	3,700	3,765
Lowe’s Companies, Inc. 2.50% 2026	2,720	2,775
McClatchy Co. 9.00% 2022	2,775	2,719
McDonald’s Corp. 2.75% 2020	1,750	1,829
McDonald’s Corp. 3.70% 2026	1,000	1,083
McDonald’s Corp. 4.875% 2045	750	878
MGM Resorts International 8.625% 2019	2,000	2,256
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	2,475	2,030
Newell Rubbermaid Inc. 2.60% 2019	1,000	1,027
Newell Rubbermaid Inc. 3.15% 2021	1,000	1,043
Newell Rubbermaid Inc. 3.85% 2023	1,840	1,955
Newell Rubbermaid Inc. 4.20% 2026	1,840	1,998
Newell Rubbermaid Inc. 5.50% 2046	750	895
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sotheby’s Holdings, Inc. 5.25% 2022[4]	$2,200	$2,128
Starbucks Corp. 4.30% 2045	1,250	1,490
TI Automotive Ltd. 8.75% 2023[4]	2,445	2,408
Time Warner Inc. 3.60% 2025	3,500	3,712
Volkswagen International Finance NV 2.375% 2017[4]	5,000	5,040
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[4]	2,325	2,159
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[4]	1,100	1,068
Wynn Macau, Ltd. 5.25% 2021[4]	7,425	7,260
ZF Friedrichshafen AG 4.50% 2022[4]	1,050	1,068
ZF Friedrichshafen AG 4.75% 2025[4]	2,370	2,410
		155,001
Telecommunication services 0.72%
AT&T Inc. 4.125% 2026	4,000	4,305
AT&T Inc. 4.75% 2046	2,750	2,830
AT&T Inc. 5.65% 2047	459	527
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	8,350	8,475
Deutsche Telekom International Finance BV 9.25% 2032	3,870	6,195
France Télécom 4.125% 2021	5,000	5,525
Frontier Communications Corp. 10.50% 2022	5,225	5,548
Frontier Communications Corp. 11.00% 2025	8,025	8,366
Inmarsat PLC 4.875% 2022[4]	4,600	4,221
Intelsat Jackson Holding Co. 7.25% 2019	6,175	4,539
Intelsat Jackson Holding Co. 7.25% 2020	7,125	5,112
Ligado Networks, Term Loan, 9.75% 2020[7,8,9,11]	24,489	21,735
MetroPCS Wireless, Inc. 6.25% 2021	8,275	8,663
MetroPCS Wireless, Inc. 6.625% 2023	3,725	3,952
Orange SA 5.50% 2044	3,000	3,794
SoftBank Corp. 4.50% 2020[4]	9,015	9,331
T-Mobile US, Inc. 6.50% 2026	275	291
Trilogy International Partners, LLC 13.375% 2019[4]	11,500	11,586
Verizon Communications Inc. 3.00% 2021	1,876	1,969
Wind Acquisition SA 4.75% 2020[4]	5,550	5,467
Wind Acquisition SA 7.375% 2021[4]	11,300	10,876
Windstream Holdings, Inc. 7.75% 2021	6,850	6,490
Zayo Group Holdings, Inc. 6.00% 2023	1,400	1,435
Zayo Group Holdings, Inc. 6.375% 2025	150	154
		141,386
Materials 0.67%
ArcelorMittal 7.75% 2041	10,865	10,403
Ashland Inc. 4.75% 2022	1,525	1,535
Ball Corp. 4.375% 2020	2,450	2,582
BlueScope Steel Ltd. 6.50% 2021[4]	1,275	1,323
Chemours Co. 6.625% 2023	7,440	6,361
Chemours Co. 7.00% 2025	6,800	5,737
Cliffs Natural Resources Inc. 8.25% 2020[4]	2,375	2,411
Eastman Chemical Co. 2.70% 2020	7,000	7,206
Ecolab Inc. 3.00% 2016	2,545	2,567
First Quantum Minerals Ltd. 6.75% 2020[4]	9,727	8,171
First Quantum Minerals Ltd. 7.00% 2021[4]	11,877	9,606
First Quantum Minerals Ltd. 7.25% 2022[4]	8,700	6,764
FMG Resources 9.75% 2022[4]	11,090	12,310
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	5,140	4,549
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Georgia Gulf Corp. 4.625% 2021	$3,500	$3,596
Georgia-Pacific Corp. 2.539% 2019[4]	7,000	7,174
Holcim Ltd. 5.15% 2023[4]	6,165	6,869
Huntsman International LLC 4.875% 2020	3,820	3,858
International Paper Co. 7.30% 2039	2,005	2,646
Rayonier Advanced Materials Inc. 5.50% 2024[4]	2,525	2,172
Reynolds Group Inc. 5.75% 2020	7,120	7,372
Ryerson Inc. 11.25% 2018	640	611
Ryerson Inc. 11.00% 2022[4]	9,130	9,472
Teck Resources Ltd. 4.50% 2021	2,150	1,881
Teck Resources Ltd. 8.00% 2021[4]	1,150	1,187
United States Steel Corp. 8.375% 2021[4]	1,050	1,109
Walter Energy, Inc. 9.50% 2019[4,10]	9,300	1,163
		130,635
Industrials 0.60%
AECOM Technology Corp. 5.875% 2024	2,025	2,086
AerCap Holdings NV 3.75% 2019	1,025	1,035
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	17,945	16,061
Builders Firstsource 7.625% 2021[4]	3,113	3,269
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[7,8,9]	650	538
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[7,8,9]	116	96
CEVA Logistics Holdings B.V., Term Loan, 6.50% 2021[7,8,9]	670	555
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[7,8,9]	925	765
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[9]	12	12
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[9]	2	2
Corporate Risk Holdings LLC 9.50% 2019[4]	3,878	3,548
Corporate Risk Holdings LLC 13.50% 2020[2,4,11]	982	975
DAE Aviation Holdings, Inc. 10.00% 2023[4]	1,950	1,955
Euramax International, Inc. 12.00% 2020[4]	6,475	6,313
Gardner Denver, Inc. 6.875% 2021[4]	2,675	2,441
General Electric Co. 2.70% 2022	6,535	6,865
General Electric Co. 4.125% 2042	2,500	2,759
Hardwoods Acquisition Inc 7.50% 2021[4]	3,150	2,410
HDTFS Inc. 5.875% 2020	4,200	4,326
Lockheed Martin Corp. 3.10% 2023	530	560
Lockheed Martin Corp. 3.55% 2026	8,470	9,259
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	9,200	7,268
Navios Maritime Holdings Inc. 7.375% 2022[4]	6,925	3,116
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,795	1,139
Nortek Inc. 8.50% 2021	7,845	8,141
Ply Gem Industries, Inc. 6.50% 2022	4,500	4,449
Ply Gem Industries, Inc. 6.50% 2022	3,025	2,949
R.R. Donnelley & Sons Co. 7.875% 2021	4,625	4,810
R.R. Donnelley & Sons Co. 7.00% 2022	3,500	3,447
R.R. Donnelley & Sons Co. 6.50% 2023	2,010	1,879
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	10,650	9,452
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,9]	42	44
United Rentals, Inc. 5.50% 2025	3,100	3,065
United Rentals, Inc. 5.875% 2026	600	599
Virgin Australia Holdings Ltd. 8.50% 2019[4]	1,700	1,766
		117,954
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities 0.59%	Principal amount (000)	Value (000)
AES Corp. 5.50% 2025	$3,975	$4,005
AES Corp. 6.00% 2026	800	818
American Electric Power Co. 2.95% 2022	4,020	4,191
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,280
Calpine Corp. 6.00% 2022[4]	600	631
CMS Energy Corp. 8.75% 2019	2,000	2,412
Commonwealth Edison Company 2.55% 2026	750	764
Commonwealth Edison Company 4.35% 2045	2,085	2,377
Commonwealth Edison Company 3.65% 2046	2,000	2,054
Consumers Energy Co. 3.375% 2023	475	508
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	3,785	4,018
Dominion Gas Holdings LLC 2.50% 2019	1,450	1,484
Dominion Gas Holdings LLC 2.80% 2020	1,820	1,883
Dominion Resources, Inc. 2.962% 2019	300	306
Duke Energy Ohio, Inc. 3.70% 2046	1,500	1,542
Duke Energy Progress Inc. 4.15% 2044	3,020	3,337
Dynegy Finance Inc. 7.375% 2022	1,025	994
Dynegy Finance Inc. 7.625% 2024	1,175	1,132
EDP Finance BV 4.125% 2020[4]	6,000	6,216
Electricité de France SA 2.35% 2020[4]	650	665
Electricité de France SA 6.95% 2039[4]	4,000	5,351
Emera US Finance LP 2.15% 2019[4]	300	304
Emera US Finance LP 2.70% 2021[4]	770	788
Emera US Finance LP 3.55% 2026[4]	645	660
MidAmerican Energy Co. 5.95% 2017	1,375	1,441
MidAmerican Energy Co. 2.40% 2019	1,500	1,551
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	7,000	7,155
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	5,230	5,647
Northern States Power Co. 4.125% 2044	6,000	6,739
NRG Energy, Inc. 6.25% 2022	4,790	4,706
Pacific Gas and Electric Co. 3.25% 2023	1,220	1,303
Pacific Gas and Electric Co. 3.85% 2023	6,879	7,555
Pacific Gas and Electric Co. 3.40% 2024	1,310	1,406
Pacific Gas and Electric Co. 4.30% 2045	1,270	1,431
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,367
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	7,364
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,245	1,452
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,790	2,086
Puget Sound Energy, Inc., First Lien, 5.625% 2022	1,965	2,247
Puget Sound Energy Inc. 3.65% 2025	3,135	3,227
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,798
Tampa Electric Co. 4.35% 2044	3,805	4,181
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,9]	224	233
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	1,906
		114,515
Consumer staples 0.37%
Altria Group, Inc. 2.625% 2020	2,250	2,341
Altria Group, Inc. 4.00% 2024	1,250	1,401
Altria Group, Inc. 4.50% 2043	3,000	3,402
Altria Group, Inc. 5.375% 2044	750	966
Anheuser-Busch InBev NV 2.65% 2021	1,000	1,037
Anheuser-Busch InBev NV 3.30% 2023	5,860	6,174
Anheuser-Busch InBev NV 3.65% 2026	500	536
American Funds Insurance Series — Asset Allocation Fund — Page 71 of 164

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 4.90% 2046	$500	$588
British American Tobacco International Finance PLC 9.50% 2018[4]	2,470	2,923
British American Tobacco International Finance PLC 3.95% 2025[4]	5,500	6,131
Imperial Tobacco Finance PLC 3.50% 2023[4]	4,000	4,149
Kraft Heinz Co. 4.375% 2046[4]	1,300	1,382
Kroger Co. 2.60% 2021	1,650	1,716
Molson Coors Brewing Co. 1.45% 2019	425	426
Molson Coors Brewing Co. 2.10% 2021	165	166
Molson Coors Brewing Co. 3.00% 2026	460	461
Molson Coors Brewing Co. 4.20% 2046	2,250	2,271
Pernod Ricard SA 2.95% 2017[4]	3,000	3,025
Philip Morris International Inc. 1.875% 2021	2,000	2,025
Philip Morris International Inc. 3.25% 2024	5,000	5,364
Philip Morris International Inc. 2.75% 2026	1,000	1,033
Philip Morris International Inc. 4.25% 2044	2,000	2,204
Reynolds American Inc. 3.25% 2020	1,000	1,058
Reynolds American Inc. 4.00% 2022	1,000	1,088
Reynolds American Inc. 4.45% 2025	750	840
Reynolds American Inc. 5.70% 2035	750	916
Reynolds American Inc. 6.15% 2043	580	761
Reynolds American Inc. 5.85% 2045	2,750	3,530
The JM Smucker Co. 3.00% 2022	1,665	1,751
Walgreens Boots Alliance, Inc. 3.30% 2021	7,000	7,350
Wal-Mart Stores, Inc. 3.30% 2024	4,445	4,876
		71,891
Information technology 0.30%
Dell Inc. 4.42% 2021[4]	3,270	3,365
Dell Inc. 7.125% 2024[4]	1,700	1,778
Dell Inc. 8.35% 2046[4]	2,715	2,934
First Data Corp. 5.375% 2023[4]	2,850	2,905
First Data Corp. 5.00% 2024[4]	3,025	3,044
Gogo Inc. 12.50% 2022[4]	10,800	10,719
Harris Corp. 5.054% 2045	1,830	2,085
Micron Technology, Inc. 7.50% 2023[4]	1,400	1,500
Microsoft Corp. 4.20% 2035	6,000	6,753
Qorvo, Inc. 7.00% 2025[4]	4,575	4,849
Seagate Technology LLC 4.75% 2023	4,400	3,722
Visa Inc. 2.80% 2022	2,000	2,112
Visa Inc. 3.15% 2025	7,000	7,497
Western Digital Corp. 7.375% 2023[4]	5,125	5,471
		58,734
Total corporate bonds & notes		1,698,840
Mortgage-backed obligations 4.98%
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.723% 2049[7,9]	6,549	6,659
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[4,9]	3,545	3,765
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[7,9]	2,432	2,514
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[7,9]	1,430	1,495
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 2048[9]	1,185	1,243
Commercial Mortgage Trust, Series 2015-CR-25, Class A4, 3.759% 2048[9]	10,000	11,004
Commercial Mortgage Trust, Series 2015-CR-26, Class A4, 3.63% 2048[9]	5,000	5,430
COMM Mortgage Trust, Series 2014-277P, Class A, 3.732% 2049[4,7,9]	2,500	2,730
American Funds Insurance Series — Asset Allocation Fund — Page 72 of 164

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2035[4,9]	$2,190	$2,314
Commercial Mortgage Trust, Series 2015-PC1, Class A-5, 3.902% 2050[9]	4,735	5,220
Commercial Mortgage Trust, Series 2015-LC-23, Class ASB, 3.598% 2053[9]	2,000	2,180
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[9]	537	549
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7,9]	1,711	1,770
CSAIL Commercial Mortgage Trust, Series 2015-C-4, Class ASB, 3.6167% 2048[9]	1,400	1,521
Fannie Mae 6.00% 2021[9]	46	50
Fannie Mae 6.00% 2026[9]	499	570
Fannie Mae 3.00% 2031[9,12]	23,000	24,092
Fannie Mae 5.50% 2033[9]	821	931
Fannie Mae 5.50% 2033[9]	572	649
Fannie Mae 3.50% 2035[9]	9,113	9,687
Fannie Mae 3.50% 2036[9]	3,626	3,863
Fannie Mae 5.50% 2036[9]	1,147	1,299
Fannie Mae 6.00% 2036[9]	3,234	3,706
Fannie Mae 6.00% 2036[9]	1,006	1,152
Fannie Mae 6.00% 2036[9]	150	172
Fannie Mae 5.50% 2037[9]	455	516
Fannie Mae 5.50% 2037[9]	274	308
Fannie Mae 6.00% 2037[9]	3,056	3,517
Fannie Mae 6.00% 2037[9]	3,043	3,479
Fannie Mae 6.00% 2037[9]	362	415
Fannie Mae 6.00% 2037[9]	46	53
Fannie Mae 6.00% 2038[9]	5,094	5,827
Fannie Mae 6.00% 2038[9]	3,341	3,826
Fannie Mae 6.00% 2038[9]	1,656	1,896
Fannie Mae 6.00% 2038[9]	1,584	1,813
Fannie Mae 6.00% 2038[9]	896	1,029
Fannie Mae 6.00% 2038[9]	842	965
Fannie Mae 6.00% 2038[9]	110	126
Fannie Mae 6.00% 2038[9]	86	98
Fannie Mae 6.00% 2038[9]	68	77
Fannie Mae 6.00% 2039[9]	2	2
Fannie Mae 4.00% 2040[9]	6,037	6,552
Fannie Mae 6.00% 2040[9]	869	996
Fannie Mae 6.00% 2040[9]	290	332
Fannie Mae 4.00% 2041[9]	5,055	5,517
Fannie Mae 4.00% 2041[9]	3,896	4,252
Fannie Mae 6.00% 2041[9]	1,167	1,337
Fannie Mae 6.00% 2041[9]	1,015	1,161
Fannie Mae 3.50% 2042[9]	13,423	14,211
Fannie Mae 4.00% 2043[9]	10,578	11,575
Fannie Mae 4.00% 2043[9]	8,141	8,906
Fannie Mae 4.00% 2043[9]	4,883	5,364
Fannie Mae 4.00% 2043[9]	3,833	4,193
Fannie Mae 4.00% 2043[9]	3,490	3,821
Fannie Mae 4.00% 2043[9]	3,094	3,399
Fannie Mae 4.00% 2043[9]	2,787	3,051
Fannie Mae 4.00% 2043[9]	2,619	2,859
Fannie Mae 3.50% 2045[9]	5,299	5,668
Fannie Mae 3.00% 2046[9,12]	25,000	25,945
Fannie Mae 3.50% 2046[9,12]	80,000	84,303
Fannie Mae 3.50% 2046[9,12]	56,000	59,082
Fannie Mae 3.50% 2046[9]	9,146	9,725
Fannie Mae 4.00% 2046[9]	1,266	1,374
American Funds Insurance Series — Asset Allocation Fund — Page 73 of 164

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2046[9]	$39,157	$43,140
Fannie Mae 4.50% 2046[9,12]	15,290	16,692
Fannie Mae 4.50% 2046[9]	2,563	2,823
Fannie Mae 6.0% 2046[9,12]	4,750	5,433
Fannie Mae 7.00% 2047[9]	282	325
Fannie Mae 7.00% 2047[9]	67	78
Fannie Mae 7.00% 2047[9]	5	6
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7,9]	2,145	2,208
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[9]	5,242	5,453
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[9]	4,000	4,208
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[7,9]	7,530	8,243
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.411% 2023[7,9]	9,000	9,764
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[7,9]	6,450	7,177
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[7,9]	6,215	6,699
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[7,9]	7,000	7,731
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[9]	162	147
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[9]	252	298
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[9]	61	72
Freddie Mac 5.00% 2023[9]	285	311
Freddie Mac 3.50% 2034[9]	13,789	14,721
Freddie Mac 3.50% 2035[9]	23,250	24,763
Freddie Mac 3.50% 2035[9]	11,553	12,303
Freddie Mac 3.50% 2035[9]	10,779	11,482
Freddie Mac 3.50% 2035[9]	10,622	11,315
Freddie Mac 3.50% 2035[9]	4,597	4,895
Freddie Mac 3.50% 2035[9]	3,846	4,096
Freddie Mac 3.50% 2035[9]	1,046	1,114
Freddie Mac 5.00% 2038[9]	1,887	2,106
Freddie Mac 6.50% 2038[9]	297	347
Freddie Mac 4.50% 2039[9]	349	383
Freddie Mac 5.00% 2040[9]	3,371	3,730
Freddie Mac 4.00% 2042[9]	6,890	7,473
Freddie Mac 4.00% 2043[9]	8,609	9,388
Freddie Mac 4.00% 2043[9]	5,399	5,917
Freddie Mac 4.00% 2043[9]	4,869	5,323
Freddie Mac 4.00% 2043[9]	3,405	3,750
Freddie Mac 4.00% 2043[9]	3,393	3,702
Freddie Mac 3.50% 2045[9]	10,151	10,870
Freddie Mac 4.00% 2045[9]	19,889	21,674
Freddie Mac 4.00% 2045[9]	18,789	20,483
Freddie Mac 3.50% 2046[9]	45,203	47,699
Freddie Mac 3.50% 2046[9]	323	340
Freddie Mac 4.00% 2046[9]	49,658	53,201
Freddie Mac 4.50% 2046[9]	2,352	2,590
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[9]	2,750	2,953
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[9]	2,420	2,447
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[9]	4,000	4,138
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[9]	3,680	3,834
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[9]	4,000	4,237
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[9]	5,726	5,987
Freddie Mac, Series K721, Class A2, multifamily 3.090% 2022[9]	2,000	2,159
Freddie Mac, Series K722, Class A2, multifamily 2.406% 2023[9]	2,500	2,605
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[9]	2,277	2,371
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[9]	5,900	6,405
Freddie Mac, Series K034, Class A2, multifamily 3.531% 2023[7,9]	10,000	11,125
American Funds Insurance Series — Asset Allocation Fund — Page 74 of 164

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[9]	$6,000	$6,505
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[9]	4,265	4,539
Freddie Mac, Series K047, Class A2, multifamily 3.329% 2025[9]	4,000	4,422
Freddie Mac, Series K050, Class A2, multifamily 3.334% 2025[7,9]	2,860	3,164
Freddie Mac, Series K055, Class A2, multifamily 2.673% 2026[9]	15,000	15,706
Freddie Mac, Series K054, Class A2, multifamily 2.745% 2026[9]	2,100	2,214
Freddie Mac, Series T-041, Class 3-A, 6.625% 2032[7,9]	385	416
Government National Mortgage Assn. 4.50% 2045[9]	12,156	13,126
Government National Mortgage Assn. 4.00% 2046[9,12]	15,000	16,035
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[9]	8,342	8,420
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[7,9]	5,000	5,174
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[4,9]	3,000	3,015
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4, 5.887% 2049[7,9]	8,294	8,481
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 2051[9]	1,750	1,808
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[9]	1,620	1,643
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[7,9]	5,500	5,674
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.363% 2045[7,9]	2,570	2,715
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034[9]	1,287	1,311
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.071% 2049[7,9]	3,940	4,066
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-27, Class ASB, 3.557% 2047[9]	1,000	1,084
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 2048[9]	1,180	1,241
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[9]	1,500	1,611
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[4,9]	2,650	2,820
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.102% 2049[7,9]	2,854	2,962
National Australia Bank 1.25% 2018[4,9]	3,000	3,007
Royal Bank of Canada 1.875% 2020[9]	7,000	7,097
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[9]	3,000	3,048
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7,9]	3,000	3,066
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.147% 2051[7,9]	3,000	3,090
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-1, Class ASB, 2.934% 2048[9]	1,065	1,111
		973,440
Asset-backed obligations 0.37%
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[4,9]	8,000	8,150
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[9]	1,605	1,606
Chrysler Capital Auto Receivables Trust, Series 2015-A-A, Class A-3, 1.22% 2019[4,9]	7,000	7,013
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.601% 2020[7,9]	2,000	2,028
Drivetime Auto Owner Trust, Series 2016-3A, Class A, 1.75% 2019[4,9]	2,150	2,150
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[4,9]	2,395	2,400
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,9]	2,790	2,786
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[4,9]	4,423	4,418
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[9]	1,685	1,685
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[4,9]	5,900	5,939
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[9]	5,740	5,753
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[4,9]	3,189	3,235
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-3A, Class A, 2.27% 2020[4,9]	5,000	5,055
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-3A, Class A, 2.65% 2022[4,9]	5,000	5,091
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[2,4,9]	970	970
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[9]	132	137
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[9]	1,175	1,175
Santander Drive Auto Receivables Trust, Series 2016-1, Class A-3, 1.62% 2020[9]	670	672
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[9]	5,000	5,082
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[9]	7,000	7,003
		72,348
American Funds Insurance Series — Asset Allocation Fund — Page 75 of 164

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes 0.26%	Principal amount (000)	Value (000)
CoBank, ACB 1.253% 2022[4,7]	$1,695	$1,580
Fannie Mae 2.125% 2026	12,410	12,777
Federal Home Loan Bank 0.875% 2018	17,140	17,215
Freddie Mac 0.75% 2018	11,880	11,893
Freddie Mac 0.75% 2018	6,888	6,897
		50,362
Bonds & notes of governments & government agencies outside the U.S. 0.23%
Province of Manitoba 3.05% 2024	2,600	2,827
Slovenia (Republic of) 5.50% 2022	6,000	6,825
Spanish Government 4.00% 2018[4]	15,000	15,632
United Mexican States Government Global 3.60% 2025	4,000	4,195
United Mexican States Government Global 4.125% 2026	7,800	8,473
United Mexican States Government Global 5.55% 2045	5,500	6,607
		44,559
Total bonds, notes & other debt instruments (cost: $5,580,163,000)		5,678,851
Short-term securities 8.64%
Apple Inc. 0.42%–0.46% due 7/1/2016–8/8/2016[4]	81,000	80,988
Caterpillar Financial Services Corp. 0.48% due 8/4/2016	33,000	32,984
Emerson Electric Co. 0.41% due 7/27/2016[4]	40,000	39,987
ExxonMobil Corp. 0.39% due 7/11/2016	59,800	59,794
Federal Home Loan Bank 0.28%–0.53% due 7/6/2016–4/19/2017	806,200	805,690
Freddie Mac 0.35%–0.43% due 9/19/2016–11/17/2016	82,800	82,690
John Deere Financial Ltd. 0.44% due 7/15/2016[4]	16,500	16,497
Microsoft Corp. 0.43%–0.46% due 8/3/2016–9/7/2016[4]	166,700	166,601
PepsiCo Inc. 0.35%–0.42% due 7/7/2016–7/18/2016[4]	67,500	67,494
Pfizer Inc. 0.46%–0.52% due 7/25/2016–8/12/2016[4]	130,400	130,351
Private Export Funding Corp. 0.67% due 11/14/2016[4]	10,000	9,975
Qualcomm Inc. 0.45%–0.52% due 7/20/2016–8/23/2016[4]	54,900	54,881
U.S. Treasury Bills 0.50% due 9/15/2016	30,500	30,487
United Parcel Service Inc. 0.60% due 12/1/2016[4]	50,000	49,848
Wal-Mart Stores, Inc. 0.39% due 7/5/2016[4]	25,000	24,999
Wells Fargo Bank, N.A. 0.91% due 11/16/2016	35,000	35,017
Total short-term securities (cost: $1,688,146,000)		1,688,283
Total investment securities 101.00% (cost: $16,799,917,000)		19,742,062
Other assets less liabilities (1.00)%		(195,721)
Net assets 100.00%		$19,546,341
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Asset Allocation Fund — Page 76 of 164

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $388,417,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 6/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	0.921%	3/5/2017	$50,000	$86
Receive	LCH	3-month USD-LIBOR	1.929	9/29/2019	80,000	2,827
Receive	LCH	3-month USD-LIBOR	1.6365	10/16/2019	124,000	3,237
Pay	LCH	3-month USD-LIBOR	1.734	3/5/2020	23,000	(722)
Receive	LCH	3-month USD-LIBOR	1.212	2/8/2021	47,000	551
Pay	LCH	3-month USD-LIBOR	1.7475	2/8/2026	50,000	(1,832)
Receive	LCH	3-month USD-LIBOR	1.3675	6/28/2026	41,000	(25)
Pay	LCH	3-month USD-LIBOR	3.402	6/23/2044	18,000	(6,628)
Pay	LCH	3-month USD-LIBOR	2.945	10/16/2044	28,000	(7,367)
Receive	LCH	3-month USD-LIBOR	2.232	2/8/2046	10,000	963
						$(8,910)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $438,289,000, which represented 2.24% of the net assets of the fund. This amount includes $408,609,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,228,034,000, which represented 6.28% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,023,000, which represented .03% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Coupon rate may change periodically.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $42,700,000, which represented .22% of the net assets of the fund.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[12]	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.628% convertible preferred	5/2/2013	$6,354	$3,682.02%
CEVA Group PLC, Series A-2, 2.628% convertible preferred	3/10/2010-1/23/2012	8,675	2,399.01
CEVA Group PLC	11/25/2015-12/21/2015	11,716	2,457.01
Total private placement securities		$ 26,745	$ 8,538.04%

Key to abbreviations
ADR = American Depositary Receipts
LCH = LCH.Clearnet
LOC = Letter of Credit
TBA = To be announced
American Funds Insurance Series — Asset Allocation Fund — Page 77 of 164

Global Balanced Fund
Investment portfolio
June 30, 2016
unaudited
Common stocks 57.13% Industrials 9.65%	Shares	Value (000)
ASSA ABLOY AB, Class B1	160,000	$3,279
BAE Systems PLC[1]	447,400	3,137
General Electric Co.	97,200	3,060
KONE Oyj, Class B1	57,000	2,632
Boeing Co.	17,000	2,208
Geberit AG1	3,775	1,426
Edenred SA1	65,000	1,341
TransDigm Group Inc.[2]	4,500	1,187
Cummins Inc.	9,100	1,023
AB Volvo, Class B1	102,000	1,007
Randstad Holding NV1	22,947	924
Caterpillar Inc.	12,000	910
Capita PLC[1]	60,000	771
International Consolidated Airlines Group, SA (CDI)[1]	100,000	501
		23,406
Health care 9.07%
Merck & Co., Inc.	81,120	4,673
Humana Inc.	20,830	3,747
Medtronic PLC	42,400	3,679
Pfizer Inc.	74,000	2,606
Novartis AG1	22,300	1,834
Express Scripts Holding Co.[2]	23,600	1,789
Novo Nordisk A/S, Class B1	20,000	1,076
AstraZeneca PLC[1]	16,000	952
Bayer AG1	9,000	906
Bristol-Myers Squibb Co.	10,000	735
		21,997
Consumer staples 8.80%
Pernod Ricard SA1	32,970	3,672
British American Tobacco PLC[1]	42,450	2,762
Coca-Cola Co.	59,300	2,688
Reynolds American Inc.	42,104	2,271
Nestlé SA1	29,200	2,252
Altria Group, Inc.	31,000	2,138
Costco Wholesale Corp.	10,170	1,597
Philip Morris International Inc.	12,700	1,292
Kroger Co.	34,000	1,251
Procter & Gamble Co.	10,000	847
Coca-Cola Enterprises, Inc.	16,000	571
		21,341
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Common stocks Information technology 7.63%	Shares	Value (000)
ASML Holding NV1	50,169	$4,973
Microsoft Corp.	92,200	4,718
Nintendo Co., Ltd.[1]	19,800	2,825
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	333,000	1,684
Murata Manufacturing Co., Ltd.[1]	10,000	1,122
Texas Instruments Inc.	15,000	940
Alphabet Inc., Class C2	1,150	796
Apple Inc.	7,800	745
Linear Technology Corp.	13,000	605
KLA-Tencor Corp.	1,300	95
		18,503
Energy 5.50%
Royal Dutch Shell PLC, Class B1	95,000	2,612
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	575	16
Enbridge Inc. (CAD denominated)	55,560	2,354
Chevron Corp.	20,830	2,184
ConocoPhillips	47,506	2,071
Spectra Energy Corp	44,100	1,615
Schlumberger Ltd.	20,400	1,613
Reliance Industries Ltd.[1]	53,000	764
Coal India Ltd.[1]	23,983	111
		13,340
Financials 5.27%
AIA Group Ltd.[1]	430,000	2,591
JPMorgan Chase & Co.	38,700	2,405
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	305,000	1,709
Link Real Estate Investment Trust[1]	211,697	1,448
ORIX Corp.[1]	105,000	1,341
Wells Fargo & Co.	26,000	1,231
Prudential PLC[1]	69,000	1,175
Goldman Sachs Group, Inc.	3,000	446
Sumitomo Mitsui Financial Group, Inc.[1]	15,500	444
		12,790
Consumer discretionary 4.75%
Amazon.com, Inc.[2]	4,100	2,934
Home Depot, Inc.	22,030	2,813
McDonald’s Corp.	14,700	1,769
Paddy Power Betfair PLC[1]	11,000	1,157
Industria de Diseño Textil, SA1	32,100	1,070
Nokian Renkaat Oyj[1]	22,834	816
General Motors Co.	22,500	637
HUGO BOSS AG1	5,600	316
		11,512
Materials 4.32%
E.I. du Pont de Nemours and Co.	59,200	3,836
Koninklijke DSM NV1	37,000	2,144
Dow Chemical Co.	40,000	1,989
WestRock Co.	24,570	955
LyondellBasell Industries NV	10,000	744
Potash Corp. of Saskatchewan Inc.	28,000	455
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Common stocks Materials (continued)	Shares	Value (000)
Rio Tinto PLC[1]	11,000	$340
The Chemours Co.	3,200	26
		10,489
Utilities 1.26%
Power Assets Holdings Ltd.[1]	182,500	1,676
EDP - Energias de Portugal, SA1	451,000	1,385
		3,061
Telecommunication services 0.88%
Verizon Communications Inc.	27,850	1,555
Telstra Corp. Ltd.[1]	136,500	568
		2,123
Total common stocks (cost: $118,506,000)		138,562
Convertible bonds 0.11% Consumer staples 0.11%	Principal amount (000)
Shoprite Holdings Ltd., convertible notes, 6.50% 2017	ZAR3,930	276
Total convertible bonds (cost: $505,000)		276
Bonds, notes & other debt instruments 34.84% Bonds & notes of governments & government agencies outside the U.S. 16.47%
Belgium (Kingdom of), Series 77, 1.00% 2026	€575	687
Bermuda Government 4.854% 2024[3]	$200	215
Canadian Government 2.25% 2025	C$450	387
Chilean Government 5.50% 2020	CLP50,000	80
Colombia (Republic of), Series B, 7.50% 2026	COP1,068,000	365
Colombia (Republic of), Series B, 6.00% 2028	262,700	79
Colombia (Republic of) Global 4.375% 2021	$200	216
French Government O.A.T. Eurobond 1.75% 2024	€825	1,050
French Government O.A.T. Eurobond 2.25% 2024	600	789
French Government O.A.T. Eurobond 3.25% 2045	400	705
German Government 2.25% 2021	60	76
German Government 2.00% 2022	700	887
German Government 0.10% 2023[4]	52	62
German Government 2.50% 2044	500	875
German Government 2.50% 2046	500	893
India (Republic of) 8.83% 2023	INR10,400	164
India (Republic of) 8.60% 2028	28,400	450
India (Republic of) 9.20% 2030	10,800	181
Indonesia (Republic of) 3.75% 2022	$410	425
Irish Government 3.90% 2023	€260	361
Irish Government 3.40% 2024	325	446
Irish Government 5.40% 2025	440	693
Irish Government 1.00% 2026	1,310	1,521
Irish Government 2.40% 2030	50	67
Irish Government 2.00% 2045	125	164
Israeli Government 3.15% 2023	$400	427
Italian Government 1.45% 2022	€450	524
Italian Government 4.75% 2023	100	141
Italian Government 4.50% 2024	520	727
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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Italian Government 3.50% 2030	€400	$546
Japanese Government, Series 600, 0% 2016	¥100,000	968
Japanese Government, Series 362, 0.10% 2018	40,000	390
Japanese Government, Series 115, 0.20% 2018	5,000	49
Japanese Government, Series 315, 1.20% 2021	65,000	677
Japanese Government, Series 326, 0.70% 2022	80,000	827
Japanese Government, Series 325, 0.80% 2022	35,000	363
Japanese Government, Series 17, 0.10% 2023[4]	10,290	105
Japanese Government, Series 329, 0.80% 2023	95,000	994
Japanese Government, Series 19, 0.10% 2024[4]	29,850	309
Japanese Government, Series 18, 0.10% 2024[4]	20,460	210
Japanese Government, Series 337, 0.30% 2024	50,000	509
Japanese Government, Series 336, 0.50% 2024	65,000	673
Japanese Government, Series 116, 2.20% 2030	14,000	179
Japanese Government, Series 145, 1.70% 2033	120,000	1,505
Japanese Government, Series 150, 1.40% 2034	20,000	242
Japanese Government, Series 21, 2.30% 2035	20,000	278
Japanese Government, Series 36, 2.00% 2042	10,000	143
Japanese Government, Series 42, 1.70% 2044	55,000	759
Lithuania (Republic of) 7.375% 2020	$100	118
Malaysian Government, Series 0515, 3.759% 2019	MYR550	139
Malaysian Government, Series 0215, 3.795% 2022	400	100
Malaysian Government, Series 0115, 3.955% 2025	1,250	313
Malaysian Government, Series 0316, 3.90% 2026	1,200	302
Malaysian Government, Series 0310, 4.498% 2030	1,600	413
Morocco Government 4.25% 2022	$200	211
Netherlands Government 1.00% 2017	100	100
Netherlands Government Eurobond 2.00% 2024	€175	228
Netherlands Government Eurobond 5.50% 2028	100	180
Norwegian Government 4.25% 2017	NKr280	35
Norwegian Government 3.75% 2021	2,400	330
Peru (Republic of) 4.125% 2027	$85	94
Peru (Republic of) 5.625% 2050	20	25
Philippines (Republic of) 4.95% 2021	PHP5,000	111
Philippines (Republic of) 3.90% 2022	10,000	213
Polish Government, Series 1017, 5.25% 2017	PLN1,000	265
Polish Government, Series 1020, 5.25% 2020	4,750	1,364
Polish Government, Series 1021, 5.75% 2021	2,070	617
Polish Government, Series 0922, 5.75% 2022	870	263
Polish Government, Series 102, 4.00% 2023	1,400	388
Polish Government, Series 0725, 3.25% 2025	1,500	393
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR4,925	321
South Africa (Republic of), Series R-214, 6.50% 2041	3,650	176
South Korean Government, Series 2106, 4.25% 2021	KRW262,000	259
Spanish Government 4.00% 2018[3]	$500	521
Spanish Government 2.75% 2024	€355	449
Spanish Government 1.95% 2026	150	177
State of Qatar 3.125% 2017[3]	$250	253
Swedish Government, Series 1057, 1.50% 2023	SKr4,150	550
United Kingdom 3.75% 2020	£75	114
United Kingdom 1.75% 2022	300	429
United Kingdom 2.25% 2023	100	148
United Kingdom 2.75% 2024	200	307
United Kingdom 2.00% 2025	1,150	1,677
United Kingdom 4.75% 2038	20	42
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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 4.25% 2040	£50	$101
United Kingdom 3.25% 2044	495	880
United Kingdom 4.25% 2046	100	214
United Mexican States Government 4.00% 2019[4]	MXN3,249	188
United Mexican States Government 4.00% 2040[4]	2,708	162
United Mexican States Government, Series M10, 7.75% 2017	5,500	315
United Mexican States Government, Series M, 8.00% 2020	2,000	120
United Mexican States Government, Series M, 6.50% 2021	16,000	916
United Mexican States Government, Series M20, 10.00% 2024	12,600	885
United Mexican States Government, Series M, 5.75% 2026	7,000	380
United Mexican States Government, Series M30, 10.00% 2036	2,500	193
United Mexican States Government Global 4.125% 2026	$200	217
United Mexican States Government Global 4.75% 2044	150	162
United Mexican States Government Global 4.60% 2046	200	212
		39,953
U.S. Treasury bonds & notes 9.50% U.S. Treasury 7.56%
U.S. Treasury 0.875% 2017	950	954
U.S. Treasury 0.75% 2018	280	281
U.S. Treasury 1.25% 2018	400	406
U.S. Treasury 1.375% 2018	200	203
U.S. Treasury 1.375% 2018	150	152
U.S. Treasury 1.50% 2018	100	102
U.S. Treasury 0.875% 2019	500	502
U.S. Treasury 1.25% 2019	50	51
U.S. Treasury 1.50% 2019	500	512
U.S. Treasury 1.625% 2019	1,150	1,182
U.S. Treasury 1.625% 2019	1,075	1,104
U.S. Treasury 1.625% 2019	300	308
U.S. Treasury 1.75% 2019	600	619
U.S. Treasury 3.125% 2019	225	241
U.S. Treasury 1.25% 2020	250	254
U.S. Treasury 1.375% 2020	900	917
U.S. Treasury 1.375% 2020	550	560
U.S. Treasury 1.50% 2020	1,500	1,535
U.S. Treasury 1.625% 2020	300	309
U.S. Treasury 1.625% 2020	30	31
U.S. Treasury 1.75% 2020	3,500	3,621
U.S. Treasury 2.125% 2020	200	210
U.S. Treasury 1.375% 2021	550	560
U.S. Treasury 2.00% 2021	108	113
U.S. Treasury 2.00% 2022	75	79
U.S. Treasury 1.75% 2023	100	103
U.S. Treasury 2.25% 2024	450	480
U.S. Treasury 2.50% 2024	300	326
U.S. Treasury 2.125% 2025	200	211
U.S. Treasury 1.625% 2026	500	506
U.S. Treasury 4.375% 2038	100	143
U.S. Treasury 3.00% 2044	355	409
U.S. Treasury 3.375% 2044	200	247
U.S. Treasury 2.50% 2045	315	328
U.S. Treasury 3.00% 2045	200	230
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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 2045	$100	$115
U.S. Treasury 2.50% 2046	400	418
		18,322
U.S. Treasury inflation-protected securities 1.94%
U.S. Treasury Inflation-Protected Security 0.125% 2017[4]	126	127
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	308	319
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	151	153
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	1,307	1,371
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	515	524
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	227	234
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	64	76
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	806	849
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	488	565
U.S. Treasury Inflation-Protected Security 1.00% 2046[4]	454	492
		4,710
Total U.S. Treasury bonds & notes		23,032
Corporate bonds & notes 6.58% Financials 2.02%
ACE INA Holdings Inc. 2.875% 2022	20	21
ACE INA Holdings Inc. 3.35% 2026	20	21
ACE INA Holdings Inc. 4.35% 2045	35	40
Allianz SE, 4.75% 2049	€100	119
American Campus Communities, Inc. 3.35% 2020	$15	16
American Campus Communities, Inc. 3.75% 2023	100	103
American Campus Communities, Inc. 4.125% 2024	90	95
Aviva PLC, subordinated 6.875% 2058	£75	108
AXA SA, junior subordinated 5.453% 2049	100	129
Bank of America Corp. 3.875% 2025	$375	400
Barclays Bank PLC 10.00% 2021	£100	165
Berkshire Hathaway Inc. 3.00% 2022	$75	80
BNP Paribas 5.00% 2021	100	112
Boston Properties, Inc. 3.70% 2018	100	105
CaixaBank, SA 5.00% 2023	€100	115
Citigroup Inc. 3.70% 2026	$100	106
Corporate Office Properties Trust 3.60% 2023	65	63
Essex Portfolio L.P. 3.50% 2025	65	67
Essex Portfolio L.P. 3.375% 2026	40	41
Goldman Sachs Group, Inc. 2.875% 2021	100	103
Goldman Sachs Group, Inc. 5.75% 2022	70	81
Goldman Sachs Group, Inc. 3.625% 2023	150	158
Goldman Sachs Group, Inc. 3.50% 2025	210	216
Goldman Sachs Group, Inc. 3.75% 2026	25	26
Goldman Sachs Group, Inc. 4.75% 2045	70	78
HSBC Holdings PLC 3.375% 2024	€100	115
HSBC Holdings PLC 3.90% 2026	$200	207
HSBC Holdings PLC 4.30% 2026	200	213
JPMorgan Chase & Co. 2.55% 2021	76	78
JPMorgan Chase & Co. 3.25% 2022	28	29
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	135	149
Kimco Realty Corp. 3.40% 2022	10	11
Lloyds Banking Group PLC 6.50% 2020	€210	269
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 3.875% 2026	$75	$80
NN Group NV, 4.50% 2049	€100	106
PNC Financial Services Group, Inc. 2.854% 2022	$100	104
Prologis, Inc. 3.375% 2024	€100	128
Prologis, Inc. 3.75% 2025	$25	27
Rabobank Nederland 3.875% 2023	€100	125
VEB Finance Ltd. 6.902% 2020[3]	$100	109
WEA Finance LLC 2.70% 2019[3]	200	204
WEA Finance LLC 3.75% 2024[3]	200	209
Wells Fargo & Co. 2.55% 2020	78	80
Wells Fargo & Co. 2.50% 2021	79	81
		4,892
Consumer discretionary 0.87%
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	150	151
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	200	200
Ford Motor Credit Co. 3.20% 2021	200	206
McDonald’s Corp. 3.50% 2020	50	53
McDonald’s Corp. 3.70% 2026	35	38
McDonald’s Corp. 4.70% 2035	15	17
McDonald’s Corp. 4.875% 2045	25	29
Myriad International Holdings 6.00% 2020	250	274
Myriad International Holdings 5.50% 2025	250	261
NBCUniversal Media, LLC 4.375% 2021	50	56
Newell Rubbermaid Inc. 3.85% 2023	85	90
Newell Rubbermaid Inc. 4.20% 2026	215	234
Newell Rubbermaid Inc. 5.50% 2046	70	84
President & Fellows of Harvard College 3.619% 2037	150	164
Thomson Reuters Corp. 4.30% 2023	75	82
Time Warner Inc. 4.75% 2021	150	169
		2,108
Health care 0.83%
AbbVie Inc. 2.50% 2020	180	184
AbbVie Inc. 2.90% 2022	60	61
AbbVie Inc. 3.60% 2025	120	126
AbbVie Inc. 4.50% 2035	15	16
Actavis Funding SCS 3.00% 2020	30	31
Actavis Funding SCS 3.80% 2025	130	135
Actavis Funding SCS 4.55% 2035	45	46
Actavis Funding SCS 4.75% 2045	90	95
Aetna Inc. 2.75% 2022	50	51
Aetna Inc. 2.80% 2023	30	31
Aetna Inc. 3.20% 2026	220	227
Aetna Inc. 4.25% 2036	80	83
Aetna Inc. 4.375% 2046	95	99
Baxalta Inc. 4.00% 2025	80	84
Becton, Dickinson and Co. 3.734% 2024	75	81
Biogen Inc. 4.05% 2025	70	75
Biogen Inc. 5.20% 2045	40	45
Celgene Corp. 3.875% 2025	85	91
EMD Finance LLC 3.25% 2025[3]	50	51
Gilead Sciences, Inc. 3.50% 2025	130	139
Gilead Sciences, Inc. 3.65% 2026	30	33
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Humana Inc. 3.15% 2022	$100	$103
Medtronic, Inc. 3.50% 2025	100	109
Novartis Securities Investment Ltd. 5.125% 2019	25	28
		2,024
Energy 0.79%
ConocoPhillips 5.95% 2046	20	25
Ecopetrol SA 5.875% 2045	75	66
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	68
Halliburton Co. 3.80% 2025	110	115
Kinder Morgan Energy Partners, LP 3.50% 2021	30	30
Kinder Morgan Energy Partners, LP 5.50% 2044	200	201
Kinder Morgan, Inc. 4.30% 2025	75	77
Pemex Project Funding Master Trust 5.75% 2018	200	210
Petrobras International Finance Co. 5.375% 2021	80	74
Petróleos Mexicanos 4.875% 2022	15	15
Petróleos Mexicanos 6.50% 2041	45	46
Petróleos Mexicanos 5.625% 2046	325	297
Phillips 66 Partners LP 4.68% 2045	5	5
Schlumberger BV 4.00% 2025[3]	80	86
Statoil ASA 3.125% 2017	40	41
Statoil ASA 1.95% 2018	25	25
Statoil ASA 3.15% 2022	160	168
Statoil ASA 3.70% 2024	50	54
Total Capital International 2.875% 2022	150	157
Williams Partners LP 4.50% 2023	100	96
Williams Partners LP 4.30% 2024	50	47
		1,903
Consumer staples 0.60%
Altria Group, Inc. 2.625% 2020	100	104
Altria Group, Inc. 4.75% 2021	150	171
Altria Group, Inc. 4.25% 2042	150	165
Anheuser-Busch InBev NV 3.30% 2023	35	37
Anheuser-Busch InBev NV 3.65% 2026	50	54
Anheuser-Busch InBev NV 4.90% 2046	35	41
Coca-Cola Co. 1.80% 2016	85	85
Kraft Foods Inc. 3.50% 2022	100	107
Kroger Co. 3.50% 2026	140	151
Pernod Ricard SA 4.45% 2022[3]	150	165
Philip Morris International Inc. 2.90% 2021	100	106
Philip Morris International Inc. 4.25% 2044	25	28
Procter & Gamble Co. 1.45% 2016	20	20
Reynolds American Inc. 4.00% 2022	25	27
Reynolds American Inc. 4.45% 2025	155	173
Reynolds American Inc. 5.85% 2045	25	32
		1,466
Telecommunication services 0.50%
AT&T Inc. 2.45% 2020	55	56
AT&T Inc. 2.80% 2021	180	185
Deutsche Telekom International Finance BV 2.25% 2017[3]	150	151
Deutsche Telekom International Finance BV 6.00% 2017	€75	86
France Télécom 5.375% 2050	£50	93
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Orange SA 2.75% 2019	$140	$144
Verizon Communications Inc. 2.45% 2022	125	126
Verizon Communications Inc. 4.272% 2036	352	361
		1,202
Utilities 0.43%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	200	207
Duke Energy Corp. 3.75% 2024	110	118
E.ON International Finance BV 5.80% 2018[3]	25	27
Exelon Corp. 3.40% 2026	150	157
MidAmerican Energy Holdings Co. 2.00% 2018	100	102
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	92
Pacific Gas and Electric Co. 3.85% 2023	70	77
Pacific Gas and Electric Co. 2.95% 2026	25	26
Pacific Gas and Electric Co. 4.25% 2046	75	84
PacifiCorp. 3.35% 2025	30	32
PSEG Power LLC 2.75% 2016	15	15
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	109
		1,046
Industrials 0.33%
General Electric Capital Corp. 2.30% 2017	65	66
General Electric Capital Corp. 3.15% 2022	50	54
Lima Metro Line Finance Ltd. 5.875% 2034[3,5]	200	210
Lockheed Martin Corp. 3.10% 2023	10	10
Lockheed Martin Corp. 3.55% 2026	15	16
Red de Carreteras de Occidente 9.00% 2028[5]	MXN2,000	114
Union Pacific Corp. 2.95% 2023	$100	106
United Technologies Corp. 3.10% 2022	215	229
		805
Information technology 0.17%
International Business Machines Corp. 1.95% 2016	200	200
Samsung Electronics America, Inc. 1.75% 2017[3]	200	201
		401
Materials 0.04%
Monsanto Co. 4.40% 2044	100	99
Total corporate bonds & notes		15,946
Mortgage-backed obligations 2.16%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	150	158
Fannie Mae 4.00% 2046[5,6]	1,380	1,478
Freddie Mac 3.50% 2046[5]	349	369
Government National Mortgage Assn. 4.50% 2045[5]	381	409
Government National Mortgage Assn. 4.00% 2046[5,6]	170	182
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[3,5]	230	231
Korea Housing Finance Corp. 2.50% 2020[3,5]	250	257
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr10,762	1,622
Nykredit Realkredit AS, Series 01E, 2.50% 2047[5]	956	144
Realkredit Danmark AS, Series 22S, 2.00% 2037[5]	2,547	382
		5,232
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Bonds, notes & other debt instruments Asset-backed obligations 0.13%	Principal amount (000)	Value (000)
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.792% 2020[5,7]	$200	$200
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,5]	123	125
		325
Total bonds, notes & other debt instruments (cost: $82,795,000)		84,488
Short-term securities 7.87%
Caisse d’Amortissement de la Dette Sociale 0.48% due 7/7/2016[3]	2,900	2,900
General Electric Co. 0.35% due 7/1/2016	5,100	5,100
Gotham Funding Corp. 0.55% due 8/2/2016[3]	4,000	3,998
John Deere Financial Ltd. 0.43% due 7/13/2016[3]	2,700	2,700
Novartis Securities Investment Ltd. 0.46% due 7/19/2016[3]	2,000	2,000
Sumitomo Mitsui Banking Corp. 0.48% due 7/18/2016[3]	2,400	2,399
Total short-term securities (cost: $19,096,000)		19,097
Total investment securities 99.95% (cost: $220,902,000)		242,423
Other assets less liabilities 0.05%		111
Net assets 100.00%		$242,534
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $13,433,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	7/22/2016	HSBC Bank	€185	$209	$(4)
Euros	7/22/2016	Bank of America, N.A.	€612	$693	(13)
Euros	8/23/2016	HSBC Bank	€249	$281	(5)
Euros	8/29/2016	UBS AG	€325	$363	(2)
Japanese yen	7/13/2016	UBS AG	¥44,375	$415	15
Japanese yen	7/13/2016	Citibank	¥31,929	$298	11
Japanese yen	7/15/2016	Citibank	¥73,972	$681	36
Japanese yen	7/15/2016	Citibank	¥48,138	$443	23
Japanese yen	7/15/2016	Barclays Bank PLC	¥21,808	$200	11
Japanese yen	7/15/2016	HSBC Bank	¥31,170	$293	10
Japanese yen	7/21/2016	UBS AG	¥53,364	$512	5
Japanese yen	7/22/2016	UBS AG	¥45,688	$420	23
Japanese yen	8/4/2016	JPMorgan Chase	¥21,151	$200	5
Japanese yen	8/5/2016	HSBC Bank	¥46,037	$436	10
Japanese yen	8/8/2016	HSBC Bank	¥43,305	$407	13
Japanese yen	8/15/2016	HSBC Bank	¥36,271	$343	9
Japanese yen	8/22/2016	HSBC Bank	¥22,250	$215	1
Norwegian kroner	7/21/2016	Bank of America, N.A.	NKr2,828	$350	(12)
Swedish kronor	7/13/2016	Barclays Bank PLC	SKr1,625	$200	(8)
Swedish kronor	8/8/2016	UBS AG	SKr1,613	$191	—[8]
Swedish kronor	8/22/2016	Bank of America, N.A.	SKr1,270	$153	(2)
					$126
American Funds Insurance Series — Global Balanced Fund — Page 87 of 164

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	7/11/2016	Barclays Bank PLC	€192	£150	$14
British pounds	7/15/2016	JPMorgan Chase	$567	£400	34
British pounds	7/15/2016	UBS AG	$356	£250	23
British pounds	7/19/2016	HSBC Bank	$1,183	£815	98
British pounds	7/20/2016	Barclays Bank PLC	$1,182	£815	97
British pounds	7/25/2016	HSBC Bank	$351	£245	25
British pounds	7/25/2016	HSBC Bank	$528	£400	(5)
British pounds	8/8/2016	HSBC Bank	$403	£300	3
Euros	7/11/2016	Citibank	SKr2,768	€300	(6)
Euros	7/19/2016	HSBC Bank	¥100,966	€850	34
Euros	7/20/2016	Citibank	SKr3,283	€350	—[8]
Euros	7/25/2016	HSBC Bank	NKr3,069	€325	6
Euros	7/28/2016	UBS AG	$1,096	€1,000	(15)
Indian rupees	7/18/2016	JPMorgan Chase	$537	INR36,400	—[8]
Japanese yen	7/11/2016	JPMorgan Chase	$555	¥60,000	(26)
Japanese yen	7/25/2016	Bank of New York Mellon	$440	¥46,000	(6)
Japanese yen	8/29/2016	JPMorgan Chase	$1,185	¥125,000	(28)
Malaysian ringgits	7/18/2016	JPMorgan Chase	$173	MYR700	—[8]
Malaysian ringgits	7/18/2016	Citibank	$147	MYR600	(2)
Malaysian ringgits	7/20/2016	UBS AG	$303	MYR1,250	(7)
Polish zloty	7/18/2016	Barclays Bank PLC	$403	PLN1,592	—[8]
Polish zloty	7/18/2016	JPMorgan Chase	$838	PLN3,308	—[8]
South African rand	7/21/2016	JPMorgan Chase	$115	ZAR1,750	(3)
					$236
Forward currency contracts — net					$362

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $59,050,000, which represented 24.35% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,820,000, which represented 7.35% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Amount less than one thousand.

Key to abbreviations and symbols
CAD/C$ = Canadian dollars	GBP/£ = British pounds	NKr = Norwegian kroner
CDI = CREST Depository Interest	INR = Indian rupees	PHP = Philippine pesos
CLP = Chilean pesos	¥ = Japanese yen	PLN = Polish zloty
COP = Colombian pesos	KRW = South Korean won	SKr = Swedish kronor
DKr = Danish kroner	MXN = Mexican pesos	TBA = To be announced
€ = Euros	MYR = Malaysian ringgits	ZAR = South African rand
American Funds Insurance Series — Global Balanced Fund — Page 88 of 164

Bond Fund
Investment portfolio
June 30, 2016
unaudited
Bonds, notes & other debt instruments 94.45% U.S. Treasury bonds & notes 35.73% U.S. Treasury 32.28%	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2016[1]	$25,000	$25,011
U.S. Treasury 8.75% 2017	50,000	53,598
U.S. Treasury 1.375% 2018	64,250	65,272
U.S. Treasury 1.50% 2018	75,625	77,076
U.S. Treasury 0.875% 2019	151,190	151,952
U.S. Treasury 1.50% 2019	43,375	44,288
U.S. Treasury 1.625% 2019	200,500	205,990
U.S. Treasury 1.625% 2019	152,625	156,779
U.S. Treasury 1.625% 2019	79,400	81,626
U.S. Treasury 1.125% 2020	67,300	68,012
U.S. Treasury 1.25% 2020[1]	79,950	81,148
U.S. Treasury 1.25% 2020	44,425	45,105
U.S. Treasury 1.375% 2020	61,450	62,605
U.S. Treasury 1.75% 2020	200,000	206,938
U.S. Treasury 2.00% 2020	17,000	17,768
U.S. Treasury 8.75% 2020	40,000	52,767
U.S. Treasury 1.125% 2021	158,965	160,114
U.S. Treasury 1.125% 2021	24,691	24,830
U.S. Treasury 1.375% 2021	192,250	195,764
U.S. Treasury 1.375% 2021	23,060	23,473
U.S. Treasury 3.625% 2021	7,500	8,397
U.S. Treasury 1.625% 2022	22,776	23,322
U.S. Treasury 2.00% 2022	222,750	233,199
U.S. Treasury 2.125% 2022	150,000	158,226
U.S. Treasury 1.50% 2023	140,750	142,818
U.S. Treasury 1.625% 2023	147,500	150,876
U.S. Treasury 1.625% 2023	74,738	76,443
U.S. Treasury 1.75% 2023	34,800	35,913
U.S. Treasury 2.00% 2025	47,650	49,828
U.S. Treasury 2.00% 2025	38,295	40,069
U.S. Treasury 2.125% 2025	85,650	90,492
U.S. Treasury 1.625% 2026	42,983	43,537
U.S. Treasury 1.625% 2026	6,644	6,721
U.S. Treasury 6.125% 2027	25,000	36,924
U.S. Treasury 2.875% 2045	413	464
U.S. Treasury 3.00% 2045	263,625	303,575
U.S. Treasury 2.50% 2046	127,068	132,515
U.S. Treasury 2.50% 2046	91,445	95,442
		3,428,877
U.S. Treasury inflation-protected securities 3.45%
U.S. Treasury Inflation-Protected Security 0.625% 2021[2]	36,088	38,028
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	3,332	3,381
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	100,678	106,146
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	4,821	5,680
American Funds Insurance Series — Bond Fund — Page 89 of 164

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	$6,849	$9,061
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	189,223	204,777
		367,073
Total U.S. Treasury bonds & notes		3,795,950
Corporate bonds & notes 28.89% Financials 7.32%
ACE INA Holdings Inc. 2.30% 2020	2,105	2,164
ACE INA Holdings Inc. 2.875% 2022	4,235	4,434
ACE INA Holdings Inc. 3.15% 2025	375	392
ACE INA Holdings Inc. 3.35% 2026	4,065	4,335
ACE INA Holdings Inc. 4.35% 2045	3,745	4,323
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,415	2,438
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,690	3,837
Alexandria Real Estate Equities, Inc. 4.30% 2026	65	69
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	156
Ally Financial Inc. 3.25% 2018	2,500	2,503
Ally Financial Inc. 4.25% 2021	500	501
American Campus Communities, Inc. 3.35% 2020	3,115	3,239
American Campus Communities, Inc. 3.75% 2023	4,050	4,188
American Campus Communities, Inc. 4.125% 2024	5,920	6,264
American Express Co. 6.15% 2017	2,500	2,639
American Express Co. 1.55% 2018	8,500	8,546
American Tower Corp. 3.40% 2019	7,525	7,841
Assicurazioni Generali SPA 7.75% 2042	€3,100	3,991
Assicurazioni Generali SPA 10.125% 2042	3,800	5,376
Australia and New Zealand Banking Group Ltd. 2.30% 2021	$3,000	3,047
AXA SA 8.60% 2030	2,625	3,609
Banco Santander, SA 2.70% 2019	2,500	2,508
Bank of America Corp. 3.75% 2016	3,415	3,417
Bank of America Corp. 2.625% 2020	30,650	31,173
Bank of America Corp. 3.875% 2025	10,620	11,325
Bank of America Corp. 3.50% 2026	5,286	5,479
Bank of America Corp., Series L, 2.25% 2020	4,500	4,530
Bank of America Corp., Series AA, 6.10% (undated)	369	375
Bank of America Corp., Series DD, 6.30% (undated)	205	218
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	175	178
Bank of Nova Scotia 1.65% 2019	3,500	3,523
BB&T Corp. 2.45% 2020	5,200	5,348
Berkshire Hathaway Inc. 3.125% 2026	865	909
BNP Paribas 4.375% 2026[3]	1,060	1,074
BPCE SA group 5.70% 2023[3]	19,680	21,179
Brandywine Operating Partnership, LP 4.95% 2018	4,875	5,118
CIT Group Inc., Series C, 5.50% 2019[3]	1,750	1,835
Citigroup Inc. 1.70% 2018	13,375	13,402
Citigroup Inc. 2.15% 2018	6,500	6,583
Citigroup Inc. 2.55% 2019	12,664	12,969
Citigroup Inc. 2.65% 2020	4,325	4,406
Citigroup Inc. 2.70% 2021	6,980	7,122
Citigroup Inc. 3.40% 2026	1,153	1,186
Citigroup Inc. 3.70% 2026	7,500	7,915
Citigroup Inc., Series P, 5.95% (undated)	917	898
Citizens Financial Group, Inc. 2.55% 2021	750	758
American Funds Insurance Series — Bond Fund — Page 90 of 164

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
CNA Financial Corp. 7.25% 2023	$3,000	$3,662
Corporate Office Properties LP 5.25% 2024	10	11
Corporate Office Properties LP 5.00% 2025	1,480	1,564
Credit Agricole SA 2.375% 2021[3]	1,145	1,159
Credit Suisse Group AG 3.80% 2023[3]	15,550	15,543
Credit Suisse Group AG 4.55% 2026[3]	2,200	2,293
Crescent Resources 10.25% 2017[3]	1,350	1,355
DCT Industrial Trust Inc. 4.50% 2023	2,590	2,748
DDR Corp. 4.25% 2026	8,955	9,411
Deutsche Bank AG 2.85% 2019	5,000	5,008
Developers Diversified Realty Corp. 7.50% 2017	2,650	2,763
Developers Diversified Realty Corp. 4.75% 2018	775	809
Developers Diversified Realty Corp. 7.875% 2020	1,455	1,759
Discover Financial Services 10.25% 2019	2,700	3,229
DNB ASA 2.375% 2021[3]	22,800	23,165
Duke Realty Corp. 3.75% 2024	1,000	1,053
Duke Realty Corp. 3.25% 2026	800	813
EPR Properties 4.50% 2025	585	581
Essex Portfolio L.P. 3.25% 2023	335	343
Essex Portfolio L.P. 3.875% 2024	1,000	1,066
Essex Portfolio L.P. 3.375% 2026	1,000	1,023
Gaming and Leisure Properties, Inc. 4.375% 2021	150	155
Gaming and Leisure Properties, Inc. 5.375% 2026	425	441
Goldman Sachs Group, Inc. 2.00% 2019	4,750	4,803
Goldman Sachs Group, Inc. 2.60% 2020	1,500	1,526
Goldman Sachs Group, Inc. 1.998% 2021[4]	1,167	1,170
Goldman Sachs Group, Inc. 2.625% 2021	605	614
Goldman Sachs Group, Inc. 2.875% 2021	23,726	24,348
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,816
Goldman Sachs Group, Inc. 3.75% 2026	9,456	9,941
Goldman Sachs Group, Inc. 5.15% 2045	750	785
Highwoods Properties, Inc. 3.625% 2023	1,000	1,016
Hospitality Properties Trust 5.625% 2017	2,900	2,973
Hospitality Properties Trust 6.70% 2018	6,140	6,432
Hospitality Properties Trust 4.25% 2021	4,750	4,955
Hospitality Properties Trust 5.00% 2022	1,370	1,474
Hospitality Properties Trust 4.50% 2023	3,705	3,791
Hospitality Properties Trust 4.50% 2025	1,175	1,184
Hospitality Properties Trust 5.25% 2026	1,000	1,056
HSBC Holdings PLC 2.95% 2021	2,750	2,781
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,327
Intesa Sanpaolo SpA 5.017% 2024[3]	680	626
Intesa Sanpaolo SpA 5.71% 2026[3]	3,000	2,851
Iron Mountain Inc. 6.00% 2020[3]	1,500	1,586
iStar Financial Inc. 4.875% 2018	1,650	1,598
JPMorgan Chase & Co. 2.25% 2020	7,080	7,179
JPMorgan Chase & Co. 2.75% 2020	5,000	5,155
JPMorgan Chase & Co. 2.40% 2021	1,360	1,380
JPMorgan Chase & Co. 2.55% 2021	34,500	35,226
JPMorgan Chase & Co. 2.70% 2023	17,325	17,520
Kimco Realty Corp. 6.875% 2019	3,500	4,039
Kimco Realty Corp. 3.40% 2022	1,045	1,097
Leucadia National Corp. 5.50% 2023	520	530
Liberty Mutual Group Inc. 6.70% 2016[3]	3,750	3,774
American Funds Insurance Series — Bond Fund — Page 91 of 164

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Lloyds Banking Group PLC 3.10% 2021	$2,700	$2,698
Lloyds Banking Group PLC 4.582% 2025[3]	1,500	1,512
MetLife Capital Trust IV, junior subordinated 7.875% 2067[3]	1,505	1,802
MetLife Capital Trust X, junior subordinated 9.25% 2068[3]	300	412
MetLife Global Funding I 2.30% 2019[3]	675	691
MetLife Global Funding I 2.00% 2020[3]	7,785	7,874
MetLife, Inc. 3.60% 2025	3,590	3,773
MetLife, Inc. 5.25% 2049	450	448
Morgan Stanley 2.125% 2018	7,500	7,582
Morgan Stanley 2.80% 2020	2,500	2,563
Morgan Stanley 2.50% 2021	46,845	47,393
Morgan Stanley 3.875% 2026	10,140	10,817
New York Life Global Funding 2.10% 2019[3]	1,000	1,022
New York Life Global Funding 1.95% 2020[3]	145	147
NN Group NV, 4.50% 2049	€8,750	9,310
Nordea Bank AB 2.50% 2020[3]	$7,425	7,619
Nordea Bank AB 2.25% 2021[3]	3,000	3,041
Nordea Bank AB 4.875% 2021[3]	700	771
Omega Healthcare Investors, Inc. 5.25% 2026	1,000	1,059
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,036
PNC Bank 2.40% 2019	10,507	10,794
PNC Bank 2.30% 2020	9,000	9,225
PNC Bank 2.60% 2020	1,700	1,762
PNC Financial Services Group, Inc. 2.854% 2022	6,050	6,289
PNC Funding Corp. 3.30% 2022	9,000	9,580
Prologis, Inc. 3.35% 2021	10,900	11,545
Prologis, Inc. 4.25% 2023	7,410	8,220
Prologis, Inc. 3.75% 2025	5,320	5,684
Prudential Financial, Inc. 4.60% 2044	375	405
QBE Insurance Group Ltd. 2.40% 2018[3]	5,710	5,766
Rabobank Nederland 2.50% 2021	780	800
Rabobank Nederland 4.625% 2023	10,210	10,788
Rabobank Nederland 4.375% 2025	3,975	4,162
Realogy Corp. 4.50% 2019[3]	500	514
Realogy Corp. 5.25% 2021[3]	925	952
Realogy Corp. 4.875% 2023[3]	400	396
Regions Financial Corp. 3.20% 2021	750	773
Royal Bank of Canada 1.50% 2018	2,700	2,712
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[3]	2,450	2,634
Royal Bank of Scotland PLC 5.125% 2024	1,500	1,466
Royal Bank of Scotland PLC 4.80% 2026	1,500	1,529
RSA Insurance Group PLC 9.375% 2039	£6,450	10,255
Scentre Group 2.375% 2019[3]	$2,465	2,503
Scentre Group 2.375% 2021[3]	1,130	1,142
Scentre Group 3.50% 2025[3]	5,365	5,555
Select Income REIT 4.15% 2022	10,735	10,799
Select Income REIT 4.50% 2025	125	123
Simon Property Group, LP 10.35% 2019	5,655	6,891
Skandinaviska Enskilda 2.625% 2021	23,400	24,157
Travelers Companies, Inc. 3.75% 2046	400	420
Travelers Property Casualty Corp. 4.30% 2045	3,610	4,124
UBS Group AG 4.125% 2025[3]	700	727
Unum Group 7.125% 2016	3,400	3,445
Unum Group 3.00% 2021	520	533
American Funds Insurance Series — Bond Fund — Page 92 of 164

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Unum Group 3.875% 2025	$870	$888
Ventas, Inc. 3.125% 2023	1,000	1,022
WEA Finance LLC 2.70% 2019[3]	5,675	5,789
WEA Finance LLC 3.25% 2020[3]	14,275	14,872
WEA Finance LLC 4.75% 2044[3]	600	644
Weingarten Realty Investors 3.85% 2025	1,000	1,028
Wells Fargo & Co. 1.286% 2019[4]	275	275
Wells Fargo & Co. 2.55% 2020	5,000	5,148
Wells Fargo & Co. 4.40% 2046	1,000	1,018
Welltower Inc. 4.25% 2026	1,000	1,078
Westpac Banking Corp. 2.10% 2021	2,000	2,021
		777,850
Health care 5.22%
AbbVie Inc. 1.80% 2018	5,900	5,944
AbbVie Inc. 2.50% 2020	17,215	17,638
AbbVie Inc. 2.30% 2021	955	968
AbbVie Inc. 2.90% 2022	11,365	11,606
AbbVie Inc. 3.20% 2022	1,970	2,040
AbbVie Inc. 2.85% 2023	425	430
AbbVie Inc. 3.60% 2025	4,000	4,199
AbbVie Inc. 3.20% 2026	2,520	2,553
AbbVie Inc. 4.50% 2035	4,810	5,033
AbbVie Inc. 4.30% 2036	240	245
AbbVie Inc. 4.45% 2046	2,280	2,323
Actavis Funding SCS 2.35% 2018	4,500	4,563
Actavis Funding SCS 3.00% 2020	8,000	8,250
Actavis Funding SCS 3.45% 2022	12,185	12,675
Actavis Funding SCS 3.80% 2025	19,385	20,207
Actavis Funding SCS 4.55% 2035	9,860	10,134
Actavis Funding SCS 4.75% 2045	15,095	15,870
Aetna Inc. 1.50% 2017	3,755	3,773
Aetna Inc. 1.70% 2018	8,000	8,068
Aetna Inc. 1.90% 2019	3,945	4,000
Aetna Inc. 2.40% 2021	19,550	20,002
Aetna Inc. 2.80% 2023	2,500	2,560
Aetna Inc. 3.20% 2026	18,805	19,408
Aetna Inc. 4.25% 2036	4,710	4,883
Aetna Inc. 4.375% 2046	4,260	4,429
AstraZeneca PLC 3.375% 2025	10,415	10,922
Baxalta Inc. 5.25% 2045	100	109
Bayer AG 2.375% 2019[3]	5,155	5,272
Bayer AG 3.375% 2024[3]	4,270	4,445
Becton, Dickinson and Co. 1.80% 2017	4,450	4,488
Becton, Dickinson and Co. 2.675% 2019	2,625	2,702
Becton, Dickinson and Co. 3.734% 2024	1,955	2,111
Becton, Dickinson and Co. 4.685% 2044	7,645	8,689
Biogen Inc. 2.90% 2020	5,000	5,216
Biogen Inc. 3.625% 2022	3,735	3,971
Biogen Inc. 4.05% 2025	9,630	10,391
Biogen Inc. 5.20% 2045	1,000	1,130
Boston Scientific Corp. 2.85% 2020	470	487
Boston Scientific Corp. 6.00% 2020	3,675	4,187
Boston Scientific Corp. 3.375% 2022	2,200	2,285
American Funds Insurance Series — Bond Fund — Page 93 of 164

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Boston Scientific Corp. 3.85% 2025	$500	$530
Cardinal Health, Inc. 1.90% 2017	4,710	4,745
Cardinal Health, Inc. 1.70% 2018	1,400	1,410
Celgene Corp. 5.00% 2045	20,350	22,516
Centene Corp. 5.625% 2021[3]	2,580	2,696
Centene Corp. 4.75% 2022	575	589
Centene Corp. 6.125% 2024[3]	1,050	1,119
Concordia Healthcare Corp. 9.50% 2022[3]	710	666
Concordia Healthcare Corp. 7.00% 2023[3]	275	236
DJO Finco Inc. 8.125% 2021[3]	835	726
EMD Finance LLC 2.40% 2020[3]	15,295	15,518
EMD Finance LLC 2.95% 2022[3]	4,200	4,309
EMD Finance LLC 3.25% 2025[3]	17,210	17,676
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[3]	1,545	1,367
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	685	622
Express Scripts Inc. 2.65% 2017	6,250	6,317
Express Scripts Inc. 3.40% 2027	1,800	1,806
Express Scripts Inc. 4.80% 2046	1,500	1,505
Gilead Sciences, Inc. 3.70% 2024	3,200	3,470
Gilead Sciences, Inc. 4.60% 2035	2,910	3,240
Gilead Sciences, Inc. 4.75% 2046	3,390	3,859
HCA Inc. 3.75% 2019	1,500	1,556
HCA Inc. 6.50% 2020	1,550	1,722
HCA Inc. 5.875% 2022	2,000	2,180
HCA Inc. 5.25% 2025	10,500	10,999
HCA Inc. 5.25% 2026	700	728
Hologic, Inc. 5.25% 2022[3]	290	304
Humana Inc. 3.85% 2024	7,500	8,027
Humana Inc. 4.95% 2044	8,495	9,356
inVentiv Health Inc. 10.00% 2018[3,5]	4,047	4,169
Johnson & Johnson 1.65% 2021	775	789
Johnson & Johnson 2.45% 2026	725	751
Kinetic Concepts, Inc. 10.50% 2018	1,230	1,233
Kinetic Concepts, Inc. 12.50% 2019	2,295	2,175
Kinetic Concepts, Inc. 7.875% 2021[3]	1,145	1,220
Laboratory Corporation of America Holdings 3.20% 2022	305	316
Laboratory Corporation of America Holdings 3.60% 2025	4,465	4,645
Laboratory Corporation of America Holdings 4.70% 2045	14,360	15,399
Mallinckrodt PLC 5.625% 2023[3]	850	796
McKesson Corp. 3.796% 2024	6,245	6,775
MEDNAX, Inc. 5.25% 2023[3]	130	132
Medtronic, Inc. 4.625% 2045	7,915	9,338
Molina Healthcare, Inc. 5.375% 2022[3]	765	767
Mylan Laboratories Inc. 2.50% 2019[3]	3,500	3,549
Mylan Laboratories Inc. 3.15% 2021[3]	3,500	3,558
Mylan Laboratories Inc. 3.95% 2026[3]	1,000	1,014
Mylan Laboratories Inc. 5.25% 2046[3]	1,500	1,581
Novartis Capital Corp. 4.00% 2045	410	469
Pfizer Inc. 1.95% 2021	1,500	1,521
Pfizer Inc. 2.75% 2026	2,675	2,764
Pfizer Inc. 7.20% 2039	1,330	2,029
Quintiles Transnational Corp. 4.875% 2023[3]	400	408
Roche Holdings, Inc. 2.875% 2021[3]	6,875	7,319
Tenet Healthcare Corp. 4.375% 2021	500	500
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Tenet Healthcare Corp. 6.75% 2023	$905	$870
Tenet Healthcare Corp., First Lien, 6.25% 2018	1,000	1,060
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,840	1,950
Tenet Healthcare Corp., First Lien, 4.50% 2021	625	631
Thermo Fisher Scientific Inc. 1.30% 2017	310	310
Thermo Fisher Scientific Inc. 2.40% 2019	4,050	4,123
Thermo Fisher Scientific Inc. 5.30% 2044	2,030	2,371
UnitedHealth Group Inc. 1.40% 2017	3,020	3,036
UnitedHealth Group Inc. 1.90% 2018	6,820	6,932
UnitedHealth Group Inc. 2.70% 2020	6,035	6,290
UnitedHealth Group Inc. 3.35% 2022	4,585	4,915
UnitedHealth Group Inc. 3.75% 2025	5,610	6,155
UnitedHealth Group Inc. 3.10% 2026	4,015	4,218
UnitedHealth Group Inc. 4.625% 2035	6,105	7,108
UnitedHealth Group Inc. 4.75% 2045	4,625	5,614
VPI Escrow Corp. 6.75% 2018[3]	3,000	2,901
VPI Escrow Corp. 6.375% 2020[3]	835	722
VRX Escrow Corp. 5.375% 2020[3]	1,735	1,491
VRX Escrow Corp. 5.875% 2023[3]	810	658
VRX Escrow Corp. 6.125% 2025[3]	555	447
WellPoint, Inc. 2.30% 2018	7,440	7,553
WellPoint, Inc. 2.25% 2019	1,250	1,262
Zimmer Holdings, Inc. 3.15% 2022	8,145	8,362
Zimmer Holdings, Inc. 3.55% 2025	9,500	9,814
Zimmer Holdings, Inc. 4.25% 2035	3,825	3,849
Zoetis Inc. 4.50% 2025	800	884
		554,743
Energy 3.89%
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,6,7]	550	292
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,6,7]	1,875	294
American Energy (Permian Basin) 7.125% 2020[3]	2,075	1,120
American Energy (Permian Basin) 7.375% 2021[3]	725	396
Anadarko Petroleum Corp. 6.375% 2017	1,264	1,331
Anadarko Petroleum Corp. 4.85% 2021	3,810	4,046
Anadarko Petroleum Corp. 5.55% 2026	1,905	2,109
Anadarko Petroleum Corp. 6.60% 2046	3,415	4,141
Baytex Energy Corp. 5.125% 2021[3]	300	253
Baytex Energy Corp. 5.625% 2024[3]	700	567
Boardwalk Pipeline Partners 3.375% 2023	2,750	2,526
Boardwalk Pipelines, LP 4.95% 2024	2,040	2,011
Canadian Natural Resources Ltd. 3.80% 2024	280	277
Cenovus Energy Inc. 3.80% 2023	1,120	1,042
Cheniere Energy, Inc. 7.00% 2024[3]	1,090	1,121
Chevron Corp. 2.10% 2021	4,000	4,082
Chevron Corp. 2.355% 2022	5,000	5,090
Chevron Corp. 2.566% 2023	900	920
Chevron Corp. 2.954% 2026	2,320	2,399
Columbia Pipeline Partners LP 2.45% 2018	6,700	6,725
Columbia Pipeline Partners LP 3.30% 2020	975	1,009
Columbia Pipeline Partners LP 4.50% 2025	1,215	1,309
Columbia Pipeline Partners LP 5.80% 2045	1,910	2,214
Concho Resources Inc. 5.50% 2023	400	403
ConocoPhillips 4.20% 2021	3,165	3,422
American Funds Insurance Series — Bond Fund — Page 95 of 164

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
ConocoPhillips 4.95% 2026	$5,825	$6,616
ConocoPhillips 5.95% 2046	125	157
DCP Midstream Operating LP 4.95% 2022	500	494
Denbury Resources Inc. 9.00% 2021[3]	550	553
Devon Energy Corp. 2.25% 2018	7,310	7,263
Devon Energy Corp. 3.25% 2022	2,200	2,137
Devon Energy Corp. 5.00% 2045	975	913
Diamond Offshore Drilling, Inc. 4.875% 2043	3,375	2,414
Ecopetrol SA 5.875% 2023	645	666
Ecopetrol SA 5.375% 2026	630	614
Ecopetrol SA 5.875% 2045	1,245	1,087
Enbridge Energy Partners, LP 9.875% 2019	10,500	12,047
Enbridge Energy Partners, LP 4.375% 2020	8,905	9,149
Enbridge Energy Partners, LP 5.20% 2020	5,655	5,938
Enbridge Energy Partners, LP 4.20% 2021	9,025	9,267
Enbridge Energy Partners, LP 5.875% 2025	15,225	16,875
Enbridge Energy Partners, LP 7.375% 2045	24,160	29,561
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	8,424
Enbridge Inc. 4.00% 2023	7,375	7,336
Enbridge Inc. 4.50% 2044	5,250	4,567
Energy Transfer Partners, LP 4.15% 2020	1,000	1,016
Energy Transfer Partners, LP 4.75% 2026	1,150	1,189
Energy Transfer Partners, LP 6.125% 2045	17,880	18,615
EnLink Midstream Partners, LP 2.70% 2019	155	151
EnLink Midstream Partners, LP 4.40% 2024	365	343
EnLink Midstream Partners, LP 4.15% 2025	280	259
EnLink Midstream Partners, LP 5.05% 2045	1,015	833
Ensco PLC 5.20% 2025	1,810	1,260
Ensco PLC 5.75% 2044	285	171
Enterprise Products Operating LLC 3.70% 2026	2,025	2,124
Enterprise Products Operating LLC 3.95% 2027	1,000	1,063
Enterprise Products Operating LLC 4.85% 2044	2,150	2,280
Enterprise Products Operating LLC 4.90% 2046	1,000	1,082
EP Energy Corp. 6.375% 2023	675	408
Exxon Mobil Corp. 1.708% 2019	7,000	7,116
Exxon Mobil Corp. 2.222% 2021	5,360	5,531
Exxon Mobil Corp. 2.726% 2023	7,000	7,318
Exxon Mobil Corp. 3.043% 2026	4,825	5,115
Halliburton Co. 3.80% 2025	5,055	5,265
Halliburton Co. 4.85% 2035	740	804
Halliburton Co. 5.00% 2045	1,060	1,160
Husky Energy Inc. 7.25% 2019	3,390	3,817
Jupiter Resources Inc. 8.50% 2022[3]	2,000	1,445
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	8,569
Kinder Morgan Energy Partners, LP 3.50% 2021	555	557
Kinder Morgan Energy Partners, LP 4.25% 2024	300	304
Kinder Morgan Energy Partners, LP 6.50% 2037	900	947
Kinder Morgan Energy Partners, LP 5.40% 2044	5,345	5,296
Kinder Morgan Energy Partners, LP 5.50% 2044	1,245	1,251
Kinder Morgan, Inc. 4.30% 2025	9,935	10,196
Kinder Morgan, Inc. 5.30% 2034	760	745
Kinder Morgan, Inc. 5.55% 2045	8,400	8,568
Matador Resources Co. 6.875% 2023	150	154
NGL Energy Partners LP 6.875% 2021	1,000	883
American Funds Insurance Series — Bond Fund — Page 96 of 164

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
NGPL PipeCo LLC 7.119% 2017[3]	$3,025	$3,169
NGPL PipeCo LLC 9.625% 2019[3]	3,350	3,513
Noble Corp. PLC 5.00% 2018	430	425
Noble Corp. PLC 6.95% 2025	1,995	1,596
Noble Corp. PLC 7.95% 2045	1,760	1,245
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,7]	3,750	1,087
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,7]	2,476	483
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[3,7]	199	37
PDC Energy Inc. 7.75% 2022	1,775	1,855
Peabody Energy Corp. 6.00% 2018[8]	3,300	435
Peabody Energy Corp. 6.50% 2020[8]	500	68
Petrobras Global Finance Co. 3.00% 2019	1,400	1,301
Petrobras Global Finance Co. 4.875% 2020	1,500	1,410
Petrobras Global Finance Co. 8.375% 2021	750	776
Petrobras Global Finance Co. 6.85% 2115	335	256
Petrobras International Finance Co. 5.375% 2021	2,360	2,183
Petróleos Mexicanos 6.375% 2021[3]	420	458
Petróleos Mexicanos 6.875% 2026	1,500	1,681
Petróleos Mexicanos 6.875% 2026[3]	580	650
Petróleos Mexicanos 7.47% 2026	MXN295,000	14,398
Petróleos Mexicanos 5.50% 2044	$1,500	1,363
Petróleos Mexicanos 5.625% 2046	330	302
Phillips 66 Partners LP 4.68% 2045	125	116
Pioneer Natural Resources Co. 3.45% 2021	185	191
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,7]	1,151	938
Range Resources Corp. 4.875% 2025	2,075	1,987
Ras Laffan Liquefied Natural Gas II 5.298% 2020[7]	522	560
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,875	1,937
Rice Energy Inc. 6.25% 2022	1,075	1,072
Rice Energy Inc. 7.25% 2023	150	153
Sabine Pass Liquefaction, LLC 5.625% 2021	1,800	1,827
Sabine Pass Liquefaction, LLC 5.625% 2023	1,150	1,160
Sabine Pass Liquefaction, LLC 5.75% 2024	320	319
Sabine Pass Liquefaction, LLC 5.625% 2025	1,000	1,000
Sabine Pass LNG, LP 5.875% 2026[3]	1,000	1,000
Schlumberger BV 3.00% 2020[3]	1,330	1,388
Schlumberger BV 3.625% 2022[3]	1,167	1,236
Schlumberger BV 4.00% 2025[3]	8,685	9,363
Seven Generations Energy Ltd. 6.75% 2023[3]	175	177
Shell International Finance BV 2.875% 2026	2,500	2,545
Shell International Finance BV 4.00% 2046	1,420	1,453
SM Energy Co. 5.625% 2025	425	368
Southwestern Energy Co. 4.05% 2020	1,000	982
Southwestern Energy Co. 4.95% 2025	12,720	12,259
Spectra Energy Partners, LP 2.95% 2018	1,615	1,647
Sunoco LP 6.25% 2021[3]	775	778
TC PipeLines, LP 4.375% 2025	1,700	1,677
Teekay Corp. 8.50% 2020[3]	625	527
Tesoro Logistics LP 6.125% 2021	200	208
Tesoro Logistics LP 6.375% 2024	180	189
Total Capital Canada Ltd. 2.75% 2023	2,140	2,202
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	2,895	2,055
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	600	555
Transocean Inc. 8.125% 2021	1,410	1,198
American Funds Insurance Series — Bond Fund — Page 97 of 164

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean Inc. 5.05% 2022	$2,195	$1,564
Weatherford International PLC 7.75% 2021	300	293
Weatherford International PLC 8.25% 2023	375	357
Western Gas Partners LP 2.60% 2018	280	279
Western Gas Partners LP 3.95% 2025	665	637
Western Gas Partners LP 4.65% 2026	310	314
Williams Partners LP 5.25% 2020	3,000	3,089
Williams Partners LP 3.60% 2022	5,065	4,801
Williams Partners LP 4.50% 2023	500	480
Williams Partners LP 4.30% 2024	10,060	9,483
Williams Partners LP 4.00% 2025	7,250	6,666
Williams Partners LP 5.40% 2044	555	496
Williams Partners LP 4.90% 2045	455	388
Williams Partners LP 5.10% 2045	13,505	11,630
		413,247
Consumer discretionary 3.37%
21st Century Fox America, Inc. 4.95% 2045	1,885	2,157
Amazon.com, Inc. 4.95% 2044	215	262
AOL Time Warner Inc. 7.625% 2031	1,750	2,408
Bayerische Motoren Werke AG 2.00% 2021[3]	500	507
Boyd Gaming Corp. 6.875% 2023	2,525	2,702
Burger King Corp. 6.00% 2022[3]	2,075	2,157
CBS Outdoor Americas Inc. 5.625% 2024	400	414
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[3]	6,805	7,121
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	860	927
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	1,000	1,092
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[3]	2,000	2,035
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[3]	4,150	4,223
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	9,650	9,964
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[3]	1,500	1,799
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	700	670
Comcast Corp. 3.15% 2026	1,305	1,390
Cumulus Media Holdings Inc. 7.75% 2019	1,715	712
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,6,7]	1,697	1,198
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	8,000	8,027
DaimlerChrysler North America Holding Corp. 1.497% 2018[3,4]	7,500	7,519
DaimlerChrysler North America Holding Corp. 1.50% 2019[3]	1,000	999
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	1,775	1,774
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	21,000	21,853
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	755	796
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	5,500	5,826
Delta 2 (Formula One), Term Loan B, 7.75% 2022[4,6,7]	425	404
DISH DBS Corp. 7.75% 2026[3]	200	207
Dollar General Corp. 4.125% 2017	622	640
Dollar General Corp. 1.875% 2018	1,211	1,224
Family Tree Escrow LLC 5.75% 2023[3]	1,225	1,308
Ford Motor Credit Co. 2.375% 2019	18,650	18,924
Ford Motor Credit Co. 2.597% 2019	9,410	9,635
Ford Motor Credit Co. 3.157% 2020	2,000	2,076
Ford Motor Credit Co. 3.219% 2022	7,315	7,503
Ford Motor Credit Co. 3.096% 2023	500	508
Ford Motor Credit Co. 4.134% 2025	20,000	21,494
Gannett Co., Inc. 5.125% 2019	1,130	1,165
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Gannett Co., Inc. 4.875% 2021[3]	$290	$298
General Motors Financial Co. 2.40% 2019	18,805	18,840
General Motors Financial Co. 3.70% 2020	15,895	16,348
General Motors Financial Co. 4.20% 2021	1,500	1,571
General Motors Financial Co. 4.375% 2021	1,100	1,162
General Motors Financial Co. 3.70% 2023	1,000	1,008
General Motors Financial Co. 5.25% 2026	1,006	1,096
Goodyear Tire & Rubber Co. 5.00% 2026	550	562
Home Depot, Inc. 4.40% 2021	7,500	8,462
Home Depot, Inc. 3.35% 2025	3,945	4,306
Home Depot, Inc. 4.25% 2046	330	378
Hyundai Capital America 2.00% 2019[3]	365	368
Hyundai Capital America 2.60% 2020[3]	325	331
Limited Brands, Inc. 6.625% 2021	1,224	1,383
McDonald’s Corp. 4.70% 2035	5,935	6,720
McDonald’s Corp. 4.875% 2045	8,205	9,606
McGraw-Hill Global Education Holdings, LLC, Term Loan B, 5.00% 2022[4,6,7]	815	816
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[3]	125	130
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	1,000	1,050
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	1,030
MGM Growth Properties LLC 5.625% 2024[3]	300	318
MGM Resorts International 7.75% 2022	2,000	2,267
NBC Universal Enterprise, Inc. 5.25% 2049[3]	2,375	2,455
NBCUniversal Media, LLC 5.15% 2020	10,000	11,341
Needle Merger Sub Corp. 8.125% 2019[3]	3,500	3,369
Neiman Marcus Group LTD Inc. 8.75% 2021[3,5]	1,160	887
Neiman Marcus, Term Loan B, 4.25% 2020[4,6,7]	3,690	3,324
Newell Rubbermaid Inc. 3.15% 2021	745	777
Newell Rubbermaid Inc. 3.85% 2023	2,740	2,911
Newell Rubbermaid Inc. 4.20% 2026	6,790	7,373
Newell Rubbermaid Inc. 5.50% 2046	9,930	11,850
News America Inc. 4.00% 2023	1,100	1,212
NIKE, Inc. 3.875% 2045	13,445	14,956
PETCO Animal Supplies, Inc., Term Loan B-1, 5.00% 2023[4,6,7]	224	224
PETsMART, Inc. 7.125% 2023[3]	1,425	1,470
Playa Resorts Holding BV 8.00% 2020[3]	2,475	2,500
RCI Banque 3.50% 2018[3]	8,280	8,541
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	316
Schaeffler Holding Finance BV 6.25% 2019[3,5]	2,500	2,606
Seminole Tribe of Florida 7.804% 2020[3,7]	645	639
Starbucks Corp. 4.30% 2045	205	244
Tenneco Inc. 5.00% 2026	425	432
Thomson Reuters Corp. 1.30% 2017	285	285
Thomson Reuters Corp. 1.65% 2017	5,445	5,470
Thomson Reuters Corp. 4.30% 2023	240	262
Time Warner Cable Inc. 4.50% 2042	500	468
Time Warner Inc. 6.20% 2040	5,450	6,720
Toyota Motor Credit Corp. 2.125% 2019	500	514
Toyota Motor Credit Corp. 1.90% 2021	1,000	1,017
Under Armour, Inc. 3.25% 2026	465	471
Univision Communications Inc. 8.50% 2021[3]	982	1,027
Univision Communications Inc. 5.125% 2025[3]	555	551
Volkswagen Group of America Finance, LLC 1.25% 2017[3]	4,445	4,432
Volkswagen Group of America Finance, LLC 1.65% 2018[3]	3,500	3,499
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	$520	$529
Volkswagen Group of America Finance, LLC 2.40% 2020[3]	4,555	4,580
Volkswagen International Finance NV 4.00% 2020[3]	4,200	4,479
Walt Disney Co. 5.50% 2019	5,000	5,603
Warner Music Group 5.625% 2022[3]	1,000	1,026
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	825	842
Wynn Macau, Ltd. 5.25% 2021[3]	3,100	3,031
YUM! Brands, Inc. 5.00% 2024[3]	1,175	1,207
YUM! Brands, Inc. 5.25% 2026[3]	335	344
ZF Friedrichshafen AG 4.50% 2022[3]	1,350	1,374
ZF Friedrichshafen AG 4.75% 2025[3]	1,200	1,220
		358,048
Consumer staples 3.12%
Altria Group, Inc. 2.85% 2022	5,000	5,245
Altria Group, Inc. 9.95% 2038	3,200	5,777
Altria Group, Inc. 10.20% 2039	3,100	5,765
Altria Group, Inc. 4.50% 2043	3,000	3,402
Altria Group, Inc. 5.375% 2044	6,850	8,823
Anheuser-Busch InBev NV 2.65% 2021	5,775	5,991
Anheuser-Busch InBev NV 3.30% 2023	11,570	12,190
Anheuser-Busch InBev NV 3.65% 2026	17,735	19,020
British American Tobacco International Finance PLC 9.50% 2018[3]	14,137	16,729
British American Tobacco International Finance PLC 2.75% 2020[3]	5,550	5,759
British American Tobacco International Finance PLC 3.50% 2022[3]	4,020	4,317
British American Tobacco International Finance PLC 3.95% 2025[3]	5,550	6,187
CVS Health Corp. 1.90% 2018	4,550	4,620
CVS Health Corp. 2.80% 2020	4,550	4,740
CVS Health Corp. 2.125% 2021	11,310	11,457
CVS Health Corp. 3.50% 2022	4,550	4,906
Imperial Tobacco Finance PLC 2.05% 2018[3]	3,360	3,391
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,835	2,940
Kraft Heinz Co. 3.00% 2026[3]	13,200	13,369
Kraft Heinz Co. 4.375% 2046[3]	9,760	10,372
Kroger Co. 2.00% 2019	4,005	4,073
Kroger Co. 2.60% 2021	9,500	9,877
Kroger Co. 3.50% 2026	2,020	2,182
Kroger Co. 5.15% 2043	2,950	3,537
Molson Coors Brewing Co. 1.45% 2019	360	361
Molson Coors Brewing Co. 2.10% 2021	2,850	2,862
Molson Coors Brewing Co. 3.00% 2026	5,705	5,715
Molson Coors Brewing Co. 4.20% 2046	5,415	5,465
Pernod Ricard SA 4.45% 2022[3]	17,870	19,716
Philip Morris International Inc. 4.25% 2044	11,695	12,888
Reynolds American Inc. 2.30% 2018	1,790	1,820
Reynolds American Inc. 3.25% 2020	4,960	5,248
Reynolds American Inc. 3.25% 2022	2,250	2,361
Reynolds American Inc. 4.00% 2022	4,330	4,713
Reynolds American Inc. 4.85% 2023	6,430	7,356
Reynolds American Inc. 4.45% 2025	15,170	16,981
Reynolds American Inc. 5.70% 2035	1,520	1,857
Reynolds American Inc. 6.15% 2043	3,800	4,985
Reynolds American Inc. 5.85% 2045	14,205	18,233
SABMiller Holdings Inc. 2.45% 2017[3]	7,410	7,460
American Funds Insurance Series — Bond Fund — Page 100 of 164

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Walgreens Boots Alliance, Inc. 1.75% 2018	$10,900	$10,989
Walgreens Boots Alliance, Inc. 2.60% 2021	3,835	3,903
Walgreens Boots Alliance, Inc. 3.10% 2023	7,330	7,463
Walgreens Boots Alliance, Inc. 3.45% 2026	822	847
WM. Wrigley Jr. Co 3.375% 2020[3]	14,155	15,114
		331,006
Utilities 2.80%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2021[3]	1,500	1,575
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023	1,500	1,554
AES Corp. 8.00% 2020	500	585
AES Corp. 7.375% 2021	2,475	2,803
AES Corp. 6.00% 2026	450	460
American Electric Power Co. 1.65% 2017	2,870	2,879
American Electric Power Co. 2.95% 2022	1,800	1,877
Berkshire Hathaway Energy Co. 4.50% 2045	6,095	6,875
Boston Gas Co. 4.487% 2042[3]	470	512
Calpine Corp. 5.375% 2023	410	402
Calpine Corp. 7.875% 2023[3]	773	819
Calpine Corp. 5.50% 2024	335	325
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	8,715
CMS Energy Corp. 8.75% 2019	6,984	8,424
CMS Energy Corp. 5.05% 2022	16,788	19,218
CMS Energy Corp. 3.875% 2024	3,595	3,918
CMS Energy Corp. 3.00% 2026	60	61
Comision Federal de Electricidad 4.875% 2024[3]	600	633
Commonwealth Edison Company 2.55% 2026	190	194
Commonwealth Edison Company 3.65% 2046	1,050	1,079
Consolidated Edison Company of New York, Inc. 3.85% 2046	500	519
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	5,645	5,672
Dominion Gas Holdings LLC 3.60% 2024	6,506	6,893
Dominion Resources, Inc. 2.962% 2019	830	846
Duke Energy Corp. 3.75% 2024	4,026	4,332
Duke Energy Corp. 4.80% 2045	750	873
Duke Energy Ohio, Inc. 3.70% 2046	500	514
Dynegy Finance Inc. 6.75% 2019	380	383
Dynegy Finance Inc. 7.375% 2022	1,125	1,091
Dynegy Finance Inc. 7.625% 2024	130	125
EDP Finance BV 4.90% 2019[3]	10,000	10,651
Electricité de France SA 2.15% 2019[3]	145	148
Electricité de France SA 5.25% 2055[3]	500	523
Emera Inc. 6.75% 2076	1,150	1,168
Emera US Finance LP 2.15% 2019[3]	1,225	1,240
Emera US Finance LP 2.70% 2021[3]	550	563
Emera US Finance LP 3.55% 2026[3]	825	844
Emera US Finance LP 4.75% 2046[3]	500	511
Enel Società per Azioni 8.75% 2073[3]	1,000	1,153
Eversource Energy 2.70% 2026	225	230
Exelon Corp. 2.45% 2021	105	107
Exelon Corp. 3.40% 2026	1,845	1,933
FirstEnergy Corp. 7.375% 2031	200	249
FirstEnergy Corp., Series B, 4.25% 2023	2,005	2,072
Iberdrola Finance Ireland 5.00% 2019[3]	1,825	2,006
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,343
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
MidAmerican Energy Holdings Co. 3.75% 2023	$5,890	$6,449
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	16,620
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	6,354
Niagara Mohawk Power Corp. 3.508% 2024[3]	7,875	8,490
Niagara Mohawk Power Corp. 4.278% 2034[3]	1,000	1,087
NRG Energy, Inc. 7.25% 2026[3]	775	775
NV Energy, Inc 6.25% 2020	2,950	3,496
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,676
Pacific Gas and Electric Co. 3.25% 2023	5,815	6,212
Pacific Gas and Electric Co. 3.40% 2024	850	912
Pacific Gas and Electric Co. 4.75% 2044	336	399
Pacific Gas and Electric Co. 4.30% 2045	834	940
PG&E Corp. 2.40% 2019	3,810	3,887
PPL Capital Funding, Inc. 3.10% 2026	2,855	2,894
Progress Energy, Inc. 7.05% 2019	3,180	3,632
Progress Energy, Inc. 7.75% 2031	1,920	2,697
PSEG Power LLC 2.75% 2016	3,400	3,412
Public Service Co. of Colorado 5.80% 2018	7,860	8,596
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,896	6,876
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,286	9,655
Puget Sound Energy, Inc., First Lien, 5.625% 2022	8,104	9,265
Puget Sound Energy Inc. 3.65% 2025	3,000	3,088
Sierra Pacific Power Co. 2.60% 2026[3]	980	999
Southern Co. 2.15% 2019	10,675	10,879
Southern Co. 3.25% 2026	500	521
Southern Co. 4.40% 2046	500	540
Tampa Electric Co. 2.60% 2022	4,550	4,703
Teco Finance, Inc. 5.15% 2020	3,871	4,304
TXU, Term Loan, 4.65% 2017[4,6,7,8]	3,749	1,258
Virginia Electric and Power Co. 1.20% 2018	2,700	2,703
Virginia Electric and Power Co. 4.45% 2044	8,295	9,580
Xcel Energy Inc 2.40% 2021	11,800	12,146
Xcel Energy Inc. 4.70% 2020	12,750	14,104
Xcel Energy Inc. 3.30% 2025	5,850	6,184
		297,230
Telecommunication services 1.33%
Altice Financing SA 6.625% 2023[3]	2,150	2,119
Altice Finco SA, First Lien, 7.75% 2022[3]	1,000	1,014
AT&T Inc. 1.40% 2017	3,615	3,622
AT&T Inc. 3.00% 2022	12,375	12,691
AT&T Inc. 4.125% 2026	15,104	16,257
AT&T Inc. 4.50% 2035	5,905	6,053
AT&T Inc. 4.80% 2044	1,235	1,277
AT&T Inc. 4.35% 2045	4,160	4,050
AT&T Inc. 4.75% 2046	14,242	14,656
CenturyLink, Inc. 7.50% 2024	1,300	1,316
CenturyLink, Inc., Series T, 5.80% 2022	500	487
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	1,725	1,751
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[3]	1,575	1,656
Deutsche Telekom International Finance BV 9.25% 2032	5,878	9,410
Digicel Group Ltd. 8.25% 2020[3]	1,800	1,512
France Télécom 9.00% 2031	1,580	2,454
Frontier Communications Corp. 8.875% 2020	300	321
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Frontier Communications Corp. 9.25% 2021	$2,100	$2,231
Frontier Communications Corp. 8.75% 2022	425	429
Frontier Communications Corp. 10.50% 2022	2,100	2,230
Frontier Communications Corp. 11.00% 2025	694	724
Ligado Networks, Term Loan, 9.75% 2020[4,5,6,7]	1,025	910
MetroPCS Wireless, Inc. 6.25% 2021	3,750	3,926
MetroPCS Wireless, Inc. 6.625% 2023	3,275	3,474
Numericable Group SA 6.00% 2022[3]	700	683
Numericable Group SA 7.375% 2026[3]	825	817
Orange SA 2.75% 2019	3,570	3,681
Sprint Nextel Corp. 7.00% 2020	2,000	1,798
Sprint Nextel Corp. 7.25% 2021	1,925	1,651
Sprint Nextel Corp. 11.50% 2021	925	919
Sprint Nextel Corp. 7.875% 2023	2,500	2,056
T-Mobile US, Inc. 6.00% 2024	1,500	1,564
T-Mobile US, Inc. 6.50% 2026	300	318
Verizon Communications Inc. 4.272% 2036	15,771	16,175
Verizon Communications Inc. 4.522% 2048	12,710	13,185
Wind Acquisition SA 4.75% 2020[3]	1,850	1,822
Wind Acquisition SA 7.375% 2021[3]	2,500	2,406
		141,645
Industrials 0.93%
AerCap Holdings NV 2.75% 2017	150	151
AerCap Holdings NV 3.95% 2022	2,500	2,506
ARAMARK Corp. 5.125% 2024[3]	1,200	1,227
BNSF Funding Trust I 6.613% 2055	1,680	1,894
Boeing Co. 2.25% 2026	1,500	1,510
Builders Firstsource 7.625% 2021[3]	500	525
Builders Firstsource 10.75% 2023[3]	200	219
Canadian National Railway Co. 5.55% 2018	5,000	5,391
Canadian Pacific Railway Ltd. 4.80% 2035	165	189
CEVA Group PLC 7.00% 2021[3]	775	670
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[4,6,7]	853	706
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[4,6,7]	152	126
CEVA Logistics Holdings B.V., Term Loan, 6.50% 2021[4,6,7]	880	728
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[4,6,7]	1,213	1,004
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[7]	57	58
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[7]	31	31
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	228	233
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	453	463
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	440	466
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[7]	38	38
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	166	172
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	1,335	1,452
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	567	626
Corporate Risk Holdings LLC 9.50% 2019[3]	1,804	1,651
Corporate Risk Holdings LLC 13.50% 2020[3,5,9]	374	372
DAE Aviation Holdings, Inc. 10.00% 2023[3]	620	622
Deck Chassis Acquisition Inc. 10.00% 2023[3]	1,000	1,037
European Aeronautic Defence and Space Company 2.70% 2023[3]	2,220	2,305
Fortive Corp. 2.35% 2021[3]	130	132
Gardner Denver, Inc., Term Loan B, 4.25% 2020[4,6,7]	997	919
Gates Global LLC 6.00% 2022[3]	1,425	1,254
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Gates Global LLC, Term Loan B, 4.25% 2021[4,6,7]	$1	$1
General Electric Capital Corp. 2.342% 2020[3]	4,788	4,952
General Electric Capital Corp. 3.10% 2023	1,850	1,978
General Electric Capital Corp. 3.373% 2025[3]	4,815	5,263
General Electric Co. 2.70% 2022	5,000	5,253
HD Supply, Inc. 5.25% 2021[3]	825	868
KLX Inc. 5.875% 2022[3]	760	749
LMI Aerospace Inc. 7.375% 2019	1,450	1,468
Lockheed Martin Corp. 2.50% 2020	3,660	3,780
Lockheed Martin Corp. 3.10% 2023	2,195	2,318
Lockheed Martin Corp. 3.55% 2026	5,415	5,919
Lockheed Martin Corp. 4.50% 2036	3,355	3,759
Lockheed Martin Corp. 4.70% 2046	8,635	10,204
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[3]	1,250	1,280
R.R. Donnelley & Sons Co. 7.875% 2021	1,000	1,040
Republic Services, Inc. 5.00% 2020	5,000	5,544
Republic Services, Inc. 2.90% 2026	1,000	1,017
Siemens AG 2.15% 2020[3]	4,500	4,606
Siemens AG 2.90% 2022[3]	4,500	4,774
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	1,750	1,553
TransDigm Inc. 5.50% 2020	2,175	2,224
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[7,8,9]	230	—
United Rentals, Inc. 5.875% 2026	400	399
Watco Companies 6.375% 2023[3]	1,505	1,497
		99,123
Materials 0.46%
ArcelorMittal 7.75% 2041	2,500	2,394
Ball Corp. 4.375% 2020	300	316
BHP Billiton Finance Ltd. 6.25% 2075[3]	5,265	5,557
Chemours Co. 6.625% 2023	950	812
Chemours Co. 7.00% 2025	395	333
Corporación Nacional del Cobre de Chile 4.50% 2025	2,000	2,099
E.I. du Pont de Nemours and Co. 2.80% 2023	7,500	7,707
Ecolab Inc. 3.00% 2016	5,455	5,502
First Quantum Minerals Ltd. 6.75% 2020[3]	3,417	2,870
First Quantum Minerals Ltd. 7.00% 2021[3]	3,917	3,168
FMG Resources 9.75% 2022[3]	2,700	2,997
Holcim Ltd. 5.15% 2023[3]	1,760	1,961
Owens-Illinois, Inc. 5.875% 2023[3]	710	747
Owens-Illinois, Inc. 6.375% 2025[3]	290	304
Platform Specialty Products Corp. 10.375% 2021[3]	1,145	1,156
Platform Specialty Products Corp. 6.50% 2022[3]	55	49
Rayonier Advanced Materials Inc. 5.50% 2024[3]	1,360	1,170
Reynolds Group Inc. 5.75% 2020	3,235	3,350
Ryerson Inc. 11.25% 2018	31	30
Ryerson Inc. 11.00% 2022[3]	1,392	1,444
Summit Materials, Inc. 6.125% 2023	275	272
Teck Resources Ltd. 8.00% 2021[3]	600	620
Tembec Industries Inc. 9.00% 2019[3]	705	550
Xstrata Canada Financial Corp. 4.95% 2021[3]	2,650	2,653
Zekelman Industries Inc. 9.875% 2023[3]	275	280
		48,341
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology 0.45%	Principal amount (000)	Value (000)
Apple Inc. 4.65% 2046	$210	$237
Dell Inc. 5.875% 2021[3]	750	769
First Data Corp. 7.00% 2023[3]	2,900	2,954
First Data Corp. 5.00% 2024[3]	1,000	1,006
Harris Corp. 1.999% 2018	6,400	6,435
Harris Corp. 2.70% 2020	1,400	1,421
Harris Corp. 3.832% 2025	945	1,004
Harris Corp. 4.854% 2035	5,235	5,768
Harris Corp. 5.054% 2045	6,255	7,128
Hewlett-Packard Co. 6.35% 2045[3]	400	399
Infor Inc. 5.75% 2020[3]	225	237
Intel Corp. 4.10% 2046	250	262
Microsoft Corp. 4.45% 2045	5,450	6,145
NXP BV and NXP Funding LLC 4.125% 2021[3]	2,000	2,035
Oracle Corp. 4.125% 2045	2,525	2,611
Oracle Corp. 4.00% 2046	1,500	1,515
PTC Inc. 6.00% 2024	125	130
QUALCOMM Inc. 4.80% 2045	5,000	5,222
Western Digital Corp. 7.375% 2023[3]	175	187
Western Digital Corp. 10.50% 2024[3]	600	644
Xerox Corp. 2.95% 2017	1,670	1,685
		47,794
Total corporate bonds & notes		3,069,027
Mortgage-backed obligations 22.27% Federal agency mortgage-backed obligations 19.50%
Fannie Mae 5.50% 2023[7]	1,210	1,320
Fannie Mae 4.50% 2025[7]	611	650
Fannie Mae 6.00% 2026[7]	443	506
Fannie Mae 5.50% 2027[7]	254	285
Fannie Mae 6.00% 2027[7]	696	795
Fannie Mae 2.50% 2031[7,10]	25,700	26,551
Fannie Mae 2.265% 2037[4,7]	1,484	1,534
Fannie Mae 6.00% 2037[7]	1,840	2,109
Fannie Mae 6.00% 2037[7]	205	235
Fannie Mae 5.50% 2038[7]	4,396	4,951
Fannie Mae 5.50% 2038[7]	574	649
Fannie Mae 4.00% 2040[7]	2,027	2,181
Fannie Mae 5.00% 2040[7]	798	898
Fannie Mae 5.00% 2041[7]	6,048	6,745
Fannie Mae 5.00% 2041[7]	5,602	6,247
Fannie Mae 5.00% 2041[7]	3,153	3,582
Fannie Mae 5.00% 2041[7]	2,262	2,569
Fannie Mae 5.00% 2041[7]	1,639	1,863
Fannie Mae 5.00% 2041[7]	1,077	1,224
Fannie Mae 4.00% 2043[7]	20,205	21,710
Fannie Mae 4.00% 2043[7]	2,847	3,067
Fannie Mae 3.00% 2046[7,10]	35,730	37,081
Fannie Mae 3.50% 2046[7]	3,019	3,210
Fannie Mae 4.00% 2046[7,10]	100,000	107,111
Fannie Mae 4.00% 2046[7]	57,899	62,237
Fannie Mae 4.00% 2046[7]	26,714	28,673
Fannie Mae 4.00% 2046[7]	18,841	20,449
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2046[7,10]	$9,500	$10,184
Fannie Mae 4.00% 2046[7]	5,039	5,442
Fannie Mae 4.50% 2046[7,10]	197,930	216,072
Fannie Mae 4.50% 2046[7,10]	100,000	109,103
Fannie Mae 4.50% 2046[7]	31,465	34,666
Fannie Mae, Series 2001-4, Class GA, 9.363% 2025[4,7]	9	10
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[7]	38	45
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[7]	25	29
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[7]	44	52
Fannie Mae, Series 2002-W1, Class 2A, 6.233% 2042[4,7]	54	64
Freddie Mac 5.50% 2033[7]	242	276
Freddie Mac 3.00% 2035[7]	66,189	69,602
Freddie Mac 3.50% 2036[7]	48,741	51,923
Freddie Mac 3.50% 2036[7]	3,993	4,253
Freddie Mac 5.50% 2038[7]	252	283
Freddie Mac 5.50% 2038[7]	191	215
Freddie Mac 5.50% 2039[7]	365	411
Freddie Mac 4.50% 2040[7]	745	818
Freddie Mac 5.50% 2040[7]	1,366	1,537
Freddie Mac 4.50% 2041[7]	868	955
Freddie Mac 5.50% 2041[7]	1,972	2,220
Freddie Mac 3.50% 2045[7]	48,088	51,495
Freddie Mac 3.50% 2046[7]	123,075	129,871
Freddie Mac 3.50% 2046[7]	61,119	64,494
Freddie Mac 4.00% 2046[7,10]	290,700	311,142
Freddie Mac 4.00% 2046[7]	53,909	57,756
Freddie Mac 4.00% 2046[7]	49,627	53,168
Freddie Mac 4.00% 2046[7]	5,037	5,420
Freddie Mac, Series 3061, Class PN, 5.50% 2035[7]	225	254
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[7]	481	465
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[7]	439	399
Freddie Mac, Series 3318, Class JT, 5.50% 2037[7]	604	684
Government National Mortgage Assn. 4.50% 2040[7]	1,847	2,018
Government National Mortgage Assn. 4.00% 2045[7]	37,291	39,873
Government National Mortgage Assn. 4.50% 2045[7]	39,910	42,860
Government National Mortgage Assn. 4.50% 2045[7]	31,214	33,547
Government National Mortgage Assn. 4.50% 2045[7]	30,051	32,273
Government National Mortgage Assn. 4.50% 2045[7]	26,406	28,371
Government National Mortgage Assn. 4.50% 2045[7]	10,707	11,496
Government National Mortgage Assn. 4.00% 2046[7,10]	227,000	242,659
Government National Mortgage Assn. 4.00% 2046[7,10]	100,000	106,867
		2,071,704
Commercial mortgage-backed securities 2.05%
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,7]	445	445
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.723% 2049[4,7]	1,731	1,760
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.000% 2051[4,7]	3,020	3,148
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.436% 2051[4,7]	2,976	3,133
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[4,7]	1,651	1,707
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,7]	2,380	2,489
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.345% 2049[4,7]	5,000	5,193
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[7]	4,971	4,979
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[7]	3,044	3,078
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[7]	12,565	12,588
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.889% 2039[4,7]	$4,968	$5,072
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[4,7]	10,650	10,848
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,7]	324	327
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[7]	15,788	15,935
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4,7]	12,610	13,049
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[3,7]	7,820	7,859
Hilton USA Trust, Series 2013-HLF, Class BFX, 3.367% 2030[3,7]	2,000	2,012
Hilton USA Trust, Series 2013-HLF, Class CFX, 3.714% 2030[3,7]	3,780	3,805
Hilton USA Trust, Series 2013-HLF, Class DFX, 4.407% 2030[3,7]	600	604
Hilton USA Trust, Series 2013-HLT, EFX, 4.602% 2030[3,4,7]	400	403
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814% 2043[4,7]	216	216
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4, 5.399% 2045[7]	1,027	1,026
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A1A, 5.546% 2045[7]	1,238	1,237
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3A, Class A2, 3.673% 2046[3,7]	260	261
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4, 5.887% 2049[4,7]	26,038	26,626
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 2051[7]	5,190	5,360
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A1A, 5.85% 2051[4,7]	2,350	2,434
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,7]	941	1,028
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.073% 2044[4,7]	2,743	2,843
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[7]	2,430	2,465
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,7]	2,200	2,232
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,7]	13,725	14,159
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.363% 2045[4,7]	2,110	2,229
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.021% 2050[4,7]	1,955	1,999
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[7]	15,220	15,301
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.071% 2049[4,7]	6,101	6,297
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[7]	4,361	4,392
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[7]	5,025	5,122
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.102% 2049[4,7]	7,755	8,048
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[7]	2,700	2,776
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4,7]	8,810	9,004
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.889% 2049[4,7]	3,500	3,608
		217,097
Other mortgage-backed securities 0.70%
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[7]	6,875	7,384
Freddie Mac, Series K722, Class A1, multifamily 2.183% 2022[7]	20,700	21,334
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[7]	4,500	4,681
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[7]	9,640	10,223
Freddie Mac, Series K052, Class A1, multifamily 2.598% 2025[7]	7,891	8,273
Nordea Kredit 2.00% 2037[7]	DKr98,181	14,796
Nykredit Realkredit AS, Series 01E, 2.00% 2037[7]	52,521	7,915
		74,606
Collateralized mortgage-backed 0.02%
Freddie Mac, Series 2016-DNA-3, Class M-1, 1.546% 2028[4,7]	$2,125	2,128
Total mortgage-backed obligations		2,365,535
Bonds & notes of governments & government agencies outside the U.S. 4.44%
Bermuda Government 4.138% 2023[3]	1,000	1,042
Bermuda Government 4.854% 2024[3]	6,215	6,681
Brazil (Federal Republic of) Global 6.00% 2026	1,000	1,085
Colombia (Republic of) Global 4.50% 2026	1,500	1,603
Dominican Republic 6.875% 2026[3]	1,500	1,661
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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
German Government 0.10% 2026[2]	€25,183	$31,010
Hungarian Government 4.00% 2019	$1,000	1,039
Hungarian Government 6.375% 2021	1,250	1,425
Indonesia (Republic of) 4.875% 2021[3]	500	544
Indonesia (Republic of) 4.75% 2026	1,500	1,637
Japanese Government, Series 19, 0.10% 2024[2]	¥5,318,275	54,978
Japanese Government, Series 20, 0.10% 2025[2]	11,216,250	116,002
Malaysian Government, Series 0315, 3.659% 2020	MYR49,000	12,309
Peru (Republic of) 4.125% 2027	$11,040	12,199
Province of Manitoba 3.05% 2024	5,050	5,491
Province of Ontario 3.20% 2024	9,000	9,828
Slovenia (Republic of) 5.50% 2022	18,585	21,141
Slovenia (Republic of) 5.85% 2023	15,150	17,616
Slovenia (Republic of) 5.85% 2023[3]	3,100	3,605
Slovenia (Republic of) 5.25% 2024	3,820	4,313
State of Qatar 2.375% 2021[3]	1,000	1,013
State of Qatar 4.625% 2046[3]	1,000	1,092
Turkey (Republic of) 5.625% 2021	3,750	4,097
United Mexican States Government, Series M, 6.50% 2021	MXN1,800,200	103,006
United Mexican States Government, Series M, 5.75% 2026	435,000	23,640
United Mexican States Government Global, 11.375% 2016	$7,250	7,397
United Mexican States Government Global, 3.50% 2021	500	530
United Mexican States Government Global 3.60% 2025	12,000	12,585
United Mexican States Government Global 4.125% 2026	1,155	1,255
United Mexican States Government Global 5.55% 2045	4,030	4,841
United Mexican States Government Global, Series A, 3.625% 2022	2,000	2,115
United Mexican States Government Global, Series A, 6.05% 2040	3,990	5,042
		471,822
Asset-backed obligations 1.45%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[7]	15,895	15,998
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[7]	175	179
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[7]	800	818
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A-5, 1.60% 2021[7]	11,585	11,733
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[7]	1,500	1,632
Chase Issuance Trust, Series 2013-A7, Class A, 0.872% 2020[4,7]	9,565	9,589
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.601% 2020[4,7]	10,870	11,024
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[3,7]	7,100	7,127
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.792% 2020[4,7]	7,980	7,999
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,7]	7,270	7,292
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,7]	4,800	4,808
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,7]	1,200	1,211
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,7]	3,500	3,548
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,7]	10,000	10,286
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[3,7]	2,650	2,655
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,7]	12,600	12,839
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,7]	5,285	5,320
Ford Credit Floorplan Master Owner Trust, Series 2013-2, Class A, 2.09% 2022[3,7]	990	1,006
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,7]	11,000	11,007
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,7]	7,974	8,089
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.653% 2037[4,7]	1,412	148
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[7]	1,060	1,070
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[7]	890	900
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[7]	1,550	1,575
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[7]	805	816
American Funds Insurance Series — Bond Fund — Page 108 of 164

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[7]	$3,035	$3,097
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[7]	7,625	7,857
Social Professional Loan Program LLC, Series 2015-C, Class A-2, 2.51% 2033[3,7]	4,387	4,392
		154,015
Municipals 0.96%
State of California, Various Purpose G.O. Bonds, 7.50% 2034	2,200	3,345
State of California, Various Purpose G.O. Bonds, 7.35% 2039	3,260	4,969
State of California, Various Purpose G.O. Bonds, 7.60% 2040	22,040	35,751
State of California, Various Purpose G.O. Bonds, 7.625% 2040	2,900	4,585
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 2.203% 2018	8,000	8,138
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,695
State of Illinois, G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	400	433
Illinois G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	335	357
State of Illinois, G.O. Bonds, Series 2013-B, 3.65% 2020	1,000	1,020
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	400	437
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	271
State of Illinois, G.O. Bonds, Series 2013-B, 4.11% 2022	750	757
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	250	271
State of Illinois, G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	2,125	2,258
State of Illinois, G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,118
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	725	789
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	750	828
State of Illinois, Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-B, 0.00% 2041	7,155	2,398
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	2,500	2,588
Puerto Rico Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2041	11,000	2,481
Puerto Rico Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, National insured, 0% 2043	10,000	2,003
State of Texas, Board of Regents of the University of Texas System, Rev. Fncg. System Bonds (Build America Bonds - Direct Payment), Series 2010-D, 3.076% 2016	10,450	10,484
		101,976
Federal agency bonds & notes 0.71%
CoBank, ACB 1.253% 2022[3,4]	14,990	13,978
Fannie Mae 2.125% 2026	12,410	12,777
Freddie Mac 1.25% 2019	22,000	22,261
Tennessee Valley Authority 5.88% 2036	3,750	5,433
Tennessee Valley Authority 5.25% 2039	15,315	21,162
		75,611
Total bonds, notes & other debt instruments (cost: $9,734,838,000)		10,033,936
Common stocks 0.01% Energy 0.00%
Denbury Resources Inc.	40,000	144
Consumer discretionary 0.00%
Adelphia Recovery Trust, Series ACC-1[11]	2,409,545	5
American Funds Insurance Series — Bond Fund — Page 109 of 164

unaudited
Common stocks Miscellaneous 0.01%	Principal amount (000)	Value (000)
Other common stocks in initial period of acquisition		$655
Total common stocks (cost: $1,175,000)		804
Short-term securities 15.92%
Apple Inc. 0.44% due 7/11/2016[3]	$59,500	59,494
CAFCO, LLC 0.60% due 9/9/2016[3]	25,000	24,974
Caterpillar Financial Services Corp. 0.50% due 7/27/2016	40,200	40,186
Chevron Corp. 0.47% due 7/5/2016[3]	42,700	42,698
Coca-Cola Co. 0.56% due 8/9/2016[3]	35,000	34,983
Emerson Electric Co. 0.41%–0.42% due 7/27/2016–8/8/2016[3]	69,800	69,775
ExxonMobil Corp. 0.43% due 8/10/2016	50,000	49,978
Fannie Mae 0.40% due 7/19/2016	100,000	99,987
Federal Home Loan Bank 0.29%–0.58% due 7/13/2016–12/16/2016	732,200	731,887
Freddie Mac 0.35%–0.44% due 9/19/2016–11/18/2016	261,300	260,931
General Electric Co. 0.35% due 7/1/2016	25,000	25,000
Microsoft Corp. 0.37%–0.47% due 7/13/2016–10/5/2016[3]	96,000	95,936
PepsiCo Inc. 0.40% due 8/18/2016[3]	50,000	49,968
Pfizer Inc. 0.54% due 8/26/2016[3]	30,000	29,977
United Parcel Service Inc. 0.49% due 7/1/2016[3]	25,000	25,000
Wal-Mart Stores, Inc. 0.39% due 7/5/2016[3]	50,000	49,998
Total short-term securities (cost: $1,690,632,000)		1,690,772
Total investment securities 110.38% (cost: $11,426,645,000)		11,725,512
Other assets less liabilities (10.38)%		(1,102,509)
Net assets 100.00%		$10,623,003
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $266,639,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
Australian dollars	7/11/2016	Barclays Bank PLC	A$29,606	$22,000	$71
Chilean pesos	7/11/2016	Citibank	CLP15,044,700	$22,000	707
Chilean pesos	8/1/2016	Barclays Bank PLC	CLP666,556	$1,005	(1)
Chilean pesos	8/1/2016	UBS AG	CLP9,049,360	$13,640	(9)
Chilean pesos	8/5/2016	UBS AG	CLP5,346,963	$8,055	(4)
					$764
Sales:
British pounds	7/20/2016	UBS AG	$8,307	£5,840	$531
Danish kroner	7/22/2016	Bank of America, N.A.	$21,924	DKr144,000	421
Euros	7/18/2016	HSBC Bank	$34,428	€30,660	381
Euros	7/18/2016	Bank of America, N.A.	$18,803	€16,750	203
Euros	7/21/2016	Citibank	$23,147	€20,500	379
American Funds Insurance Series — Bond Fund — Page 110 of 164

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Euros	7/28/2016	JPMorgan Chase	$24,196	€21,800	$(22)
Japanese yen	7/7/2016	Bank of America, N.A.	$55,129	¥6,000,000	(2,986)
Japanese yen	8/4/2016	UBS AG	$32,484	¥3,430,000	(768)
Japanese yen	8/8/2016	HSBC Bank	$71,495	¥7,300,000	715
Mexican pesos	7/18/2016	Bank of America, N.A.	$12,917	MXN244,500	(434)
					$(1,580)
Forward currency contracts — net					$(816)
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $4,171,399,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.765%	10/27/2017	$27,500	$(27)
Pay	LCH	3-month USD-LIBOR	0.8475	4/8/2018	550,000	(1,215)
Pay	LCH	3-month USD-LIBOR	0.944	6/8/2018	250,000	(1,008)
Receive	LCH	3-month USD-LIBOR	1.669	10/28/2019	112,000	3,063
Receive	LCH	3-month USD-LIBOR	1.6915	6/3/2020	1,600	50
Pay	LCH	3-month USD-LIBOR	1.772	7/20/2020	1,320	(46)
Pay	LCH	3-month USD-LIBOR	1.752	8/3/2020	495	(17)
Receive	LCH	3-month USD-LIBOR	1.628	8/24/2020	7,000	205
Receive	LCH	3-month USD-LIBOR	1.566	8/27/2020	100,000	2,679
Receive	LCH	3-month USD-LIBOR	1.556	8/27/2020	100,000	2,637
Pay	LCH	3-month USD-LIBOR	1.607	9/4/2020	6,000	(171)
Pay	LCH	3-month USD-LIBOR	1.45	10/13/2020	1,500	(33)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	120,000	4,229
Receive	LCH	3-month USD-LIBOR	1.2415	3/4/2021	237,000	3,079
Receive	LCH	3-month USD-LIBOR	1.157	5/12/2021	5,000	44
Receive	LCH	3-month USD-LIBOR	1.0075	6/28/2021	200,000	212
Pay	LCH	3-month USD-LIBOR	2.1305	7/17/2022	100,000	(6,227)
Receive	LCH	3-month USD-LIBOR	1.9375	12/18/2022	150,000	7,788
Pay	LCH	3-month USD-LIBOR	2.805	3/21/2024	1,100	(131)
Pay	LCH	3-month USD-LIBOR	2.701	6/9/2024	60,000	(6,785)
Pay	LCH	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(182)
Pay	LCH	3-month USD-LIBOR	2.6915	9/26/2024	1,100	(126)
Pay	LCH	3-month USD-LIBOR	2.54	10/3/2024	400	(41)
Pay	LCH	6-month EURIBOR	0.9852	10/17/2024	€25,000	(1,817)
Pay	LCH	3-month USD-LIBOR	2.342	10/21/2024	$290	(25)
Pay	LCH	3-month USD-LIBOR	2.326	10/22/2024	800	(69)
Pay	LCH	3-month USD-LIBOR	2.372	10/24/2024	1,150	(103)
Pay	LCH	3-month USD-LIBOR	2.438	11/19/2024	2,750	(262)
Pay	LCH	3-month USD-LIBOR	2.4585	11/24/2024	23,000	(2,226)
Pay	LCH	3-month USD-LIBOR	2.4295	11/25/2024	800	(76)
Pay	LCH	3-month USD-LIBOR	2.353	12/8/2024	700	(62)
Pay	LCH	3-month USD-LIBOR	2.2845	12/12/2024	330	(27)
Pay	LCH	3-month USD-LIBOR	1.8185	1/20/2025	900	(40)
Pay	LCH	3-month USD-LIBOR	1.9365	1/22/2025	1,500	(82)
American Funds Insurance Series — Bond Fund — Page 111 of 164

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.192%	3/18/2025	$1,850	$(141)
Pay	LCH	3-month USD-LIBOR	2.0475	3/23/2025	450	(29)
Pay	LCH	3-month USD-LIBOR	2.3175	5/8/2025	1,500	(131)
Pay	LCH	3-month USD-LIBOR	2.339	5/13/2025	375	(33)
Pay	LCH	3-month USD-LIBOR	2.351	5/15/2025	590	(53)
Pay	LCH	3-month USD-LIBOR	2.287	5/20/2025	500	(42)
Pay	LCH	3-month USD-LIBOR	2.227	5/28/2025	260	(21)
Pay	LCH	3-month USD-LIBOR	2.2125	5/29/2025	465	(36)
Pay	LCH	3-month USD-LIBOR	2.2185	6/1/2025	1,150	(90)
Pay	LCH	3-month USD-LIBOR	2.451	6/5/2025	650	(64)
Pay	LCH	3-month USD-LIBOR	2.46	6/10/2025	2,536	(253)
Pay	LCH	3-month USD-LIBOR	2.455	6/24/2025	235	(23)
Pay	LCH	3-month USD-LIBOR	2.428	7/2/2025	2,000	(194)
Pay	LCH	3-month USD-LIBOR	2.397	7/13/2025	900	(85)
Pay	LCH	3-month USD-LIBOR	2.535	7/15/2025	800	(85)
Pay	LCH	3-month USD-LIBOR	2.4615	7/22/2025	1,300	(130)
Pay	LCH	3-month USD-LIBOR	2.312	7/29/2025	1,000	(87)
Pay	LCH	3-month USD-LIBOR	2.331	7/30/2025	435	(39)
Pay	LCH	3-month USD-LIBOR	2.2135	9/4/2025	5,000	(394)
Pay	LCH	3-month USD-LIBOR	2.228	9/4/2025	13,000	(1,041)
Pay	LCH	6-month JPY-LIBOR	0.282	2/2/2026	¥5,500,000	(1,662)
Pay	LCH	3-month USD-LIBOR	1.6705	3/4/2026	$248,000	(7,284)
Pay	LCH	6-month JPY-LIBOR	0.0875	3/10/2026	¥11,100,000	(1,319)
Pay	LCH	3-month USD-LIBOR	1.5925	5/9/2026	$1,000	(21)
Pay	LCH	3-month USD-LIBOR	1.592	5/12/2026	4,000	(86)
Pay	LCH	3-month USD-LIBOR	1.595	5/12/2026	8,500	(185)
Receive	LCH	3-month USD-LIBOR	3.0865	8/18/2034	2,250	512
Receive	LCH	3-month USD-LIBOR	2.913	11/24/2034	10,000	2,005
Receive	LCH	3-month USD-LIBOR	2.844	6/11/2035	3,250	624
Receive	LCH	3-month USD-LIBOR	2.9535	6/30/2035	2,500	528
Receive	LCH	3-month USD-LIBOR	2.773	7/13/2035	500	90
Receive	LCH	3-month USD-LIBOR	2.589	9/4/2035	3,100	462
Pay	LCH	3-month USD-LIBOR	3.132	10/8/2044	200	(61)
Pay	LCH	3-month USD-LIBOR	3.046	10/10/2044	700	(201)
Pay	LCH	3-month USD-LIBOR	3.0745	11/10/2044	250	(74)
Pay	LCH	3-month USD-LIBOR	3.086	11/10/2044	525	(156)
Pay	LCH	3-month USD-LIBOR	3.061	11/12/2044	200	(58)
Pay	LCH	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(289)
Pay	LCH	3-month USD-LIBOR	2.925	12/3/2044	1,230	(319)
Pay	LCH	3-month USD-LIBOR	2.6695	12/19/2044	200	(40)
Pay	LCH	3-month USD-LIBOR	2.5755	3/5/2045	1,470	(260)
Receive	LCH	3-month USD-LIBOR	2.377	4/29/2045	1,910	249
Pay	LCH	3-month USD-LIBOR	2.6765	5/7/2045	430	(87)
Pay	LCH	3-month USD-LIBOR	2.757	5/8/2045	1,500	(332)
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	3,800	(645)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	51,200	(8,575)
Pay	LCH	3-month USD-LIBOR	2.6095	1/7/2046	5,500	(1,035)
Pay	LCH	3-month USD-LIBOR	2.28181	1/19/2046	20,000	(2,167)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	47,000	(5,935)
Receive	LCH	3-month USD-LIBOR	2.1515	3/4/2046	51,000	3,909
Pay	LCH	6-month JPY-LIBOR	0.58295	3/23/2046	¥2,000,000	(2,191)
American Funds Insurance Series — Bond Fund — Page 112 of 164

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
Receive	LCH	6-month JPY-LIBOR	0.64355%	4/27/2046	¥2,000,000	$2,550
Pay	LCH	3-month USD-LIBOR	2.1155	5/13/2046	$4,000	(272)
						$(22,108)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $26,769,000, which represented .25% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,217,391,000, which represented 11.46% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,204,000, which represented .11% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,027,000, which represented .01% of the net assets of the fund.
[10]	Purchased on a TBA basis.
[11]	Security did not produce income during the last 12 months.

Key to abbreviations and symbols
A$ = Australian dollars
Auth. = Authority
£ = British pounds
CLP = Chilean pesos
Dev. = Development
DKr = Danish kroner
Econ. = Economic
EURIBOR = Euro Interbank Offered Rate
€ = Euros
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
JPY/¥ = Japanese yen
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MXN = Mexican pesos
MYR = Malaysian ringgits
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
American Funds Insurance Series — Bond Fund — Page 113 of 164

Global Bond Fund
Investment portfolio
June 30, 2016
unaudited
Bonds, notes & other debt instruments 96.20% Euros 11.89%	Principal amount (000)	Value (000)
Allianz SE, 4.75% 2049	€3,000	$3,566
Assicurazioni Generali SPA 7.75% 2042	1,100	1,416
Assicurazioni Generali SPA 10.125% 2042	1,300	1,839
Aviva PLC 6.125% 2043	3,000	3,694
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	3,700	4,186
Barclays Bank PLC 4.00% 2019[1]	1,450	1,820
Barclays Bank PLC 6.00% 2021	1,000	1,254
Barclays Bank PLC 6.625% 2022	1,070	1,403
Belgium (Kingdom of), Series 77, 1.00% 2026	12,100	14,448
BNP Paribas 2.875% 2026[2]	3,975	4,526
BPCE SA group 4.625% 2023	1,200	1,537
CaixaBank, SA 5.00% 2023	2,300	2,644
Canadian Government 3.50% 2020	2,500	3,157
Daimler AG, Series 6, 4.125% 2017	300	341
Deutsche Telekom International Finance BV 7.50% 2033	200	414
French Government O.A.T. Eurobond 1.75% 2024	24,300	30,916
French Government O.A.T. Eurobond 0.50% 2026	6,350	7,255
German Government 0.10% 2023[3]	1,397	1,671
German Government 0.50% 2025	2,525	2,990
German Government 6.25% 2030	1,800	3,721
German Government 2.50% 2044	8,050	14,093
German Government 2.50% 2046	16,750	29,902
German Government, Series 8, 4.75% 2040	200	453
HSBC Holdings PLC 3.375% 2024	1,700	1,949
Hungarian Government 6.00% 2019	6,235	7,863
Hungarian Government 3.875% 2020	1,000	1,241
Imperial Tobacco Finance PLC 5.00% 2019	2,350	3,014
Intesa Sanpaolo SpA 6.625% 2023	3,160	4,076
Irish Government 3.90% 2023	5,250	7,281
Irish Government 3.40% 2024	6,110	8,376
Irish Government 5.40% 2025	8,070	12,707
Irish Government 1.00% 2026	9,180	10,660
Irish Government 2.40% 2030	8,275	11,064
Irish Government 2.00% 2045	2,000	2,618
Italian Government 1.45% 2022	16,375	19,076
Italian Government 4.75% 2023	2,900	4,101
Italian Government 4.50% 2024	8,650	12,100
Italian Government 3.50% 2030	7,140	9,739
Lloyds Banking Group PLC 6.50% 2020	2,290	2,932
Merrill Lynch & Co., Inc. 4.625% 2018	4,625	5,571
Netherlands Government Eurobond 2.00% 2024	4,875	6,357
NN Group NV, 4.625% 2044	2,335	2,628
NN Group NV, 4.50% 2049	3,470	3,692
Orange SA 5.00% 2049	1,450	1,682
American Funds Insurance Series — Global Bond Fund — Page 114 of 164

unaudited
Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Rabobank Nederland 3.875% 2023	€2,950	$3,696
Svenska Handelsbanken AB 2.656% 2024	2,170	2,487
		282,156
Japanese yen 9.38%
Japanese Government, Series 600, 0% 2016	¥1,220,000	11,815
Japanese Government, Series 326, 0.70% 2022	1,935,000	20,004
Japanese Government, Series 325, 0.80% 2022	1,370,000	14,212
Japanese Government, Series 329, 0.80% 2023	1,735,000	18,145
Japanese Government, Series 18, 0.10% 2024[3]	4,690,455	48,079
Japanese Government, Series 19, 0.10% 2024[3]	2,661,625	27,515
Japanese Government, Series 337, 0.30% 2024	190,000	1,934
Japanese Government, Series 336, 0.50% 2024	700,000	7,245
Japanese Government, Series 20, 0.10% 2025[3]	528,410	5,465
Japanese Government, Series 116, 2.20% 2030	1,735,000	22,238
Japanese Government, Series 145, 1.70% 2033	2,005,000	25,144
Japanese Government, Series 150, 1.40% 2034	240,000	2,908
Japanese Government, Series 21, 2.30% 2035	720,000	9,998
Japanese Government, Series 42, 1.70% 2044	585,000	8,070
		222,772
Mexican pesos 5.09%
United Mexican States Government 4.00% 2019[3]	MXN37,909	2,198
United Mexican States Government 4.00% 2040[3]	37,909	2,273
United Mexican States Government, Series M10, 7.25% 2016	56,000	3,103
United Mexican States Government, Series M, 5.00% 2017	60,000	3,301
United Mexican States Government, Series M10, 7.75% 2017	45,000	2,579
United Mexican States Government, Series M, 8.00% 2020	92,500	5,545
United Mexican States Government, Series M, 6.50% 2021	918,800	52,573
United Mexican States Government, Series M20, 10.00% 2024	209,500	14,716
United Mexican States Government, Series M, 5.75% 2026	527,000	28,640
United Mexican States Government, Series M30, 10.00% 2036	35,000	2,696
United Mexican States Government, Series M30, 8.50% 2038	27,000	1,842
United Mexican States Government, Series M, 7.75% 2042	23,000	1,467
		120,933
Polish zloty 4.11%
Polish Government, Series 1017, 5.25% 2017	PLN54,472	14,451
Polish Government, Series 0420, 1.50% 2020	62,000	15,491
Polish Government, Series 1020, 5.25% 2020	21,800	6,261
Polish Government, Series 0421, 2.00% 2021	97,250	24,569
Polish Government, Series 1021, 5.75% 2021	31,280	9,327
Polish Government, Series 0922, 5.75% 2022	46,600	14,110
Polish Government, Series 102, 4.00% 2023	27,140	7,526
Polish Government, Series 0725, 3.25% 2025	22,500	5,901
		97,636
Hungarian forints 3.41%
Hungarian Government, Series 19/A, 6.50% 2019	HUF5,038,830	20,128
Hungarian Government, Series 20/B, 3.50% 2020	1,749,200	6,502
Hungarian Government, Series 20/A, 7.50% 2020	10,451,590	44,992
Hungarian Government, Series 22/A, 7.00% 2022	943,820	4,151
American Funds Insurance Series — Global Bond Fund — Page 115 of 164

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Bonds, notes & other debt instruments Hungarian forints (continued)	Principal amount (000)	Value (000)
Hungarian Government, Series 23/A, 6.00% 2023	HUF928,200	$3,964
Hungarian Government, Series 25/B, 5.50% 2025	285,000	1,195
		80,932
Danish kroner 3.27%
Nordea Kredit 2.00% 2037[1]	DKr73,586	11,090
Nykredit Realkredit AS, Series 01E, 2.00% 2037[1]	292,234	44,040
Nykredit Realkredit AS, Series 01E, 2.50% 2047[1]	18,734	2,827
Realkredit Danmark AS, Series 22S, 2.00% 2037[1]	130,427	19,578
		77,535
British pounds 2.70%
Aviva PLC, subordinated 6.875% 2058	£470	679
AXA SA, junior subordinated 5.453% 2049	300	388
Electricité de France SA 6.00% 2114	100	173
France Télécom 5.375% 2050	300	557
Lloyds Banking Group PLC 7.625% 2025	655	1,065
RSA Insurance Group PLC 9.375% 2039	1,669	2,654
United Kingdom 2.25% 2023	1,550	2,289
United Kingdom 2.75% 2024	3,800	5,832
United Kingdom 2.00% 2025	20,850	30,413
United Kingdom 3.25% 2044	11,245	19,989
		64,039
Malaysian ringgits 2.18%
Malaysian Government, Series 0515, 3.759% 2019	MYR14,650	3,691
Malaysian Government, Series 0315, 3.659% 2020	105,350	26,465
Malaysian Government, Series 0215, 3.795% 2022	6,000	1,498
Malaysian Government, Series 0115, 3.955% 2025	17,350	4,351
Malaysian Government, Series 0316, 3.90% 2026	19,000	4,777
Malaysian Government, Series 0310, 4.498% 2030	42,250	10,899
		51,681
Indian rupees 1.36%
India (Republic of) 8.83% 2023	INR1,284,200	20,306
India (Republic of) 8.60% 2028	355,700	5,640
India (Republic of) 9.20% 2030	371,900	6,220
		32,166
South African rand 0.51%
South Africa (Republic of), Series R-208, 6.75% 2021	ZAR32,500	2,075
South Africa (Republic of), Series R-2023, 7.75% 2023	59,030	3,851
South Africa (Republic of), Series R-214, 6.50% 2041	130,100	6,269
		12,195
Colombian pesos 0.43%
Colombia (Republic of), Series B, 7.50% 2026	COP22,521,000	7,697
Colombia (Republic of), Series B, 6.00% 2028	8,306,600	2,504
		10,201
Swedish kronor 0.38%
Swedish Government, Series 105, 3.50% 2022	SKr45,290	6,565
Swedish Government, Series 1057, 1.50% 2023	18,000	2,384
		8,949
American Funds Insurance Series — Global Bond Fund — Page 116 of 164

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Bonds, notes & other debt instruments Canadian dollars 0.25%	Principal amount (000)	Value (000)
Canadian Government 2.25% 2025	C$7,000	$6,023
Philippine pesos 0.22%
Philippines (Republic of) 4.95% 2021	PHP85,000	1,885
Philippines (Republic of) 3.90% 2022	155,000	3,306
		5,191
Australian dollars 0.21%
Queensland Treasury Corp., Series 17, 6.00% 2017	A$500	392
Queensland Treasury Corp., Series 24, 5.75% 2024	5,050	4,711
		5,103
Turkish lira 0.17%
Turkey (Republic of) 10.50% 2020	TRY11,200	4,125
Norwegian kroner 0.13%
Norwegian Government 3.75% 2021	NKr22,000	3,027
U.S. dollars 50.51%
AbbVie Inc. 1.75% 2017	$200	201
AbbVie Inc. 1.80% 2018	600	605
AbbVie Inc. 2.50% 2020	3,155	3,233
AbbVie Inc. 2.90% 2022	1,170	1,195
AbbVie Inc. 3.20% 2022	200	207
AbbVie Inc. 3.60% 2025	3,395	3,564
AbbVie Inc. 4.50% 2035	900	942
ACE INA Holdings Inc. 2.30% 2020	180	185
ACE INA Holdings Inc. 2.875% 2022	505	529
ACE INA Holdings Inc. 3.35% 2026	505	539
ACE INA Holdings Inc. 4.35% 2045	665	768
Actavis Funding SCS 2.35% 2018	1,750	1,775
Actavis Funding SCS 3.00% 2020	2,820	2,908
Actavis Funding SCS 3.45% 2022	850	884
Actavis Funding SCS 3.80% 2025	3,280	3,419
Actavis Funding SCS 4.55% 2035	2,570	2,641
Actavis Funding SCS 4.75% 2045	1,535	1,614
AECOM Technology Corp. 5.875% 2024	350	360
AerCap Holdings NV 3.75% 2019	200	202
AES Corp. 5.50% 2025	700	705
AES Corp. 6.00% 2026	125	128
Aetna Inc. 1.70% 2018	320	323
Aetna Inc. 1.90% 2019	360	365
Aetna Inc. 2.40% 2021	110	113
Aetna Inc. 2.80% 2023	605	619
Aetna Inc. 3.20% 2026	4,485	4,629
Aetna Inc. 4.25% 2036	1,835	1,902
Aetna Inc. 4.375% 2046	1,975	2,053
Alexandria Real Estate Equities, Inc. 2.75% 2020	180	182
Altria Group, Inc. 2.625% 2020	1,800	1,873
Altria Group, Inc. 9.95% 2038	750	1,354
Altria Group, Inc. 4.50% 2043	1,250	1,418
Altria Group, Inc. 5.375% 2044	500	644
American Funds Insurance Series — Global Bond Fund — Page 117 of 164

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
American Campus Communities, Inc. 3.75% 2023	$1,740	$1,799
American Campus Communities, Inc. 4.125% 2024	885	936
American Electric Power Co. 1.65% 2017	815	818
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,4]	1,260	669
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,4]	884	139
American Energy (Permian Basin) 7.125% 2020[5]	1,120	605
American Energy (Permian Basin) 7.375% 2021[5]	215	117
American Express Co. 1.55% 2018	1,875	1,885
Anheuser-Busch InBev NV 3.30% 2023	1,105	1,164
Anheuser-Busch InBev NV 3.65% 2026	855	917
Anheuser-Busch InBev NV 4.90% 2046	640	753
ArcelorMittal 7.75% 2041	3,120	2,987
Argentina (Republic of) 6.875% 2021[5]	3,575	3,825
Argentina (Republic of) 7.50% 2026[5]	8,000	8,692
Argentina (Republic of) 6.625% 2028[5]	2,500	2,500
Argentina (Republic of) 7.625% 2046[5]	7,630	8,271
Ashland Inc. 4.75% 2022	265	267
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	3,250	2,909
AT&T Inc. 1.40% 2017	300	301
AT&T Inc. 2.45% 2020	1,365	1,395
AT&T Inc. 2.80% 2021	3,280	3,369
AT&T Inc. 3.00% 2022	2,200	2,256
AT&T Inc. 4.50% 2035	945	969
AT&T Inc. 4.75% 2046	895	921
Autoridad del Canal de Panama 4.95% 2035[1,5]	1,000	1,079
AXA SA 8.60% 2030	220	302
Ball Corp. 4.375% 2020	400	421
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1,2]	75	75
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.723% 2049[1,2]	601	611
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.000% 2051[1,2]	955	995
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.436% 2051[1,2]	483	508
Bank of America Corp. 2.625% 2020	1,550	1,576
Bank of America Corp. 3.875% 2025	1,190	1,269
Barclays Bank PLC 3.65% 2025	1,100	1,062
Baxalta Inc. 4.00% 2025	1,580	1,650
Bayer AG 3.375% 2024[5]	840	875
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[1,2]	532	550
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1,2]	690	722
Becton, Dickinson and Co. 1.80% 2017	875	883
Becton, Dickinson and Co. 2.675% 2019	710	731
Becton, Dickinson and Co. 4.685% 2044	800	909
Bermuda Government 5.603% 2020[5]	830	921
Bermuda Government 4.138% 2023[5]	300	313
Bermuda Government 4.854% 2024[5]	8,210	8,826
Biogen Inc. 2.90% 2020	430	449
Biogen Inc. 3.625% 2022	320	340
Biogen Inc. 4.05% 2025	1,495	1,613
Biogen Inc. 5.20% 2045	680	768
BlueScope Steel Ltd. 6.50% 2021[5]	225	234
BPCE SA group 5.70% 2023[5]	5,295	5,698
Brandywine Operating Partnership, LP 3.95% 2023	190	192
British American Tobacco International Finance PLC 9.50% 2018[5]	1,778	2,104
British American Tobacco International Finance PLC 2.75% 2020[5]	530	550
British American Tobacco International Finance PLC 3.50% 2022[5]	385	413
British American Tobacco International Finance PLC 3.95% 2025[5]	530	591
American Funds Insurance Series — Global Bond Fund — Page 118 of 164

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Builders Firstsource 7.625% 2021[5]	$896	$941
Cablevision Systems Corp. 6.75% 2021	1,100	1,125
Calpine Corp. 6.00% 2022[5]	110	116
Canadian Natural Resources Ltd. 5.70% 2017	100	103
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[5]	1,100	1,136
Celgene Corp. 3.875% 2025	1,550	1,657
Centene Corp. 4.75% 2022	1,890	1,937
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[1]	400	435
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	1,500	1,522
CEVA Group PLC 7.00% 2021[5]	1,175	1,016
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[1,2,4]	325	269
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[1,2,4]	58	48
CEVA Logistics Holdings B.V., Term Loan, 6.50% 2021[1,2,4]	335	277
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[1,2,4]	462	383
Chemours Co. 6.625% 2023	1,530	1,308
Chemours Co. 7.00% 2025	870	734
Cheniere Energy, Inc. 7.00% 2024[5]	430	442
Chesapeake Energy Corp. 3.878% 2019[2]	450	341
Chesapeake Energy Corp. 4.875% 2022	600	387
CIT Group Inc. 3.875% 2019	2,675	2,695
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[1]	324	324
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[1]	1,053	1,055
Citigroup Inc. 1.70% 2018	375	376
Citigroup Inc. 2.50% 2018	200	204
Citigroup Inc. 2.55% 2019	2,800	2,867
Citigroup Inc. 2.70% 2021	1,500	1,531
Citigroup Inc. 3.70% 2026	2,100	2,216
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[1]	466	466
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,075	1,028
Cliffs Natural Resources Inc. 8.25% 2020[5]	400	406
CMS Energy Corp. 8.75% 2019	258	311
CMS Energy Corp. 5.05% 2022	392	449
CMS Energy Corp. 3.875% 2024	100	109
CMS Energy Corp. 4.70% 2043	412	467
CMS Energy Corp. 4.875% 2044	709	817
Columbia Pipeline Partners LP 2.45% 2018	620	622
Columbia Pipeline Partners LP 3.30% 2020	85	88
Columbia Pipeline Partners LP 4.50% 2025	110	119
Columbia Pipeline Partners LP 5.80% 2045	170	197
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	922	933
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[1]	995	994
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 6.007% 2049[1,2]	87	90
Communications Sales & Leasing, Inc. 6.00% 2023[5]	650	663
Communications Sales & Leasing, Inc. 8.25% 2023	925	941
ConocoPhillips 5.95% 2046	265	332
CONSOL Energy Inc. 5.875% 2022	1,450	1,274
Consumers Energy Co. 3.375% 2023	345	369
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	21	22
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	37	40
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	71	78
ConvaTec Finance International SA 8.25% 2019[5,6]	800	786
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[1,5]	2,055	2,163
Corporate Risk Holdings LLC 9.50% 2019[5]	1,353	1,238
Corporate Risk Holdings LLC 13.50% 2020[5,6,7]	160	159
Credit Agricole SA 4.375% 2025[5]	1,100	1,115
American Funds Insurance Series — Global Bond Fund — Page 119 of 164

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Crescent Resources 10.25% 2017[5]	$725	$728
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[1]	984	985
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1,2]	737	763
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[1,2]	200	204
CVS Health Corp. 1.90% 2018	430	437
CVS Health Corp. 2.80% 2020	430	448
CVS Health Corp. 3.50% 2022	430	464
DAE Aviation Holdings, Inc. 10.00% 2023[5]	340	341
DaimlerChrysler North America Holding Corp. 2.40% 2017[5]	750	758
DaimlerChrysler North America Holding Corp. 2.25% 2020[5]	2,000	2,038
DaimlerChrysler North America Holding Corp. 2.00% 2021[5]	2,100	2,099
DaimlerChrysler North America Holding Corp. 2.875% 2021[5]	2,275	2,367
DaVita HealthCare Partners Inc. 5.00% 2025	580	576
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[1,5]	13	13
DCP Midstream Operating LP 4.95% 2022	600	592
DDR Corp. 3.625% 2025	380	382
Dell Inc. 7.125% 2024[5]	300	314
Dell Inc. 8.35% 2046[5]	460	497
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,771
Developers Diversified Realty Corp. 7.50% 2017	750	782
Developers Diversified Realty Corp. 4.75% 2018	940	981
Devon Energy Corp. 3.25% 2022	170	165
Diamond Offshore Drilling, Inc. 4.875% 2043	1,125	805
Digicel Group Ltd. 8.25% 2020[5]	2,000	1,680
Digicel Group Ltd. 6.00% 2021[5]	400	347
Digicel Group Ltd. 7.125% 2022[5]	675	505
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.792% 2020[1,2]	4,185	4,195
DISH DBS Corp. 4.25% 2018	725	741
DISH DBS Corp. 7.75% 2026[5]	425	440
DJO Finance LLC 10.75% 2020[5]	890	725
DJO Finco Inc. 8.125% 2021[5]	1,425	1,240
Dominican Republic 7.50% 2021[1,5]	2,000	2,227
Dominican Republic 5.50% 2025[5]	1,375	1,406
Dominican Republic 8.625% 2027[1,5]	225	268
Dominion Gas Holdings LLC 2.50% 2019	1,330	1,361
Duke Energy Corp. 3.75% 2024	550	592
Dynegy Finance Inc. 7.375% 2022	200	194
Electricité de France SA 6.95% 2039[5]	625	836
EMD Finance LLC 2.40% 2020[5]	1,485	1,507
EMD Finance LLC 2.95% 2022[5]	225	231
EMD Finance LLC 3.25% 2025[5]	2,450	2,516
Enbridge Energy Partners, LP 9.875% 2019	750	860
Enbridge Energy Partners, LP 4.375% 2020	480	493
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,612
Enbridge Energy Partners, LP 5.875% 2025	365	405
Enbridge Energy Partners, LP 7.375% 2045	600	734
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	870
Enbridge Inc. 4.00% 2023	600	597
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[5]	325	295
Energy Transfer Partners, LP 5.875% 2024	600	586
Energy Transfer Partners, LP 5.50% 2027	1,100	1,039
Ensco PLC 5.75% 2044	930	559
Enterprise Products Operating LLC 4.85% 2044	490	520
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.298% 2031[1,2,5]	1,813	1,797
American Funds Insurance Series — Global Bond Fund — Page 120 of 164

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Essex Portfolio L.P. 3.50% 2025	$2,115	$2,188
Essex Portfolio L.P. 3.375% 2026	885	905
Euramax International, Inc. 12.00% 2020[5]	1,375	1,341
Exelon Corp. 3.40% 2026	115	120
Exxon Mobil Corp. 1.708% 2019	750	762
Exxon Mobil Corp. 2.222% 2021	570	588
Exxon Mobil Corp. 2.726% 2023	750	784
Exxon Mobil Corp. 3.043% 2026	515	546
Fannie Mae 3.50% 2042[1]	990	1,058
Fannie Mae 3.50% 2042[1]	515	546
Fannie Mae 3.50% 2042[1]	345	369
Fannie Mae 4.00% 2046[1,8]	40,050	42,898
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[1]	2,000	2,058
First Data Corp. 5.375% 2023[5]	375	382
First Data Corp. 5.00% 2024[5]	625	629
First Quantum Minerals Ltd. 6.75% 2020[5]	2,056	1,727
First Quantum Minerals Ltd. 7.00% 2021[5]	3,156	2,552
FMG Resources 9.75% 2022[5]	1,890	2,098
Ford Motor Credit Co. 2.375% 2019	2,550	2,587
Ford Motor Credit Co. 2.597% 2019	2,020	2,068
Ford Motor Credit Co. 3.20% 2021	3,170	3,269
France Télécom 9.00% 2031	479	744
Freddie Mac 4.00% 2046[1,8]	10,600	11,345
Freddie Mac, Series K052, Class A1, multifamily 2.598% 2025[1]	961	1,007
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	20	19
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	77	70
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	880	779
Frontier Communications Corp. 10.50% 2022	850	903
Frontier Communications Corp. 11.00% 2025	1,450	1,512
GameStop Corp. 6.75% 2021[5]	475	470
Gannett Co., Inc. 4.875% 2021[5]	420	432
Gardner Denver, Inc. 6.875% 2021[5]	525	479
General Motors Financial Co. 2.40% 2019	1,930	1,934
Genesis Energy, LP 6.75% 2022	625	609
Georgia Gulf Corp. 4.625% 2021	625	642
Gilead Sciences, Inc. 3.05% 2016	160	161
Gilead Sciences, Inc. 3.50% 2025	3,345	3,572
Gilead Sciences, Inc. 3.65% 2026	450	490
Gogo Inc. 12.50% 2022[5]	1,850	1,836
Goldman Sachs Group, Inc. 2.00% 2019	850	860
Goldman Sachs Group, Inc. 2.55% 2019	1,530	1,567
Goldman Sachs Group, Inc. 2.625% 2021	850	863
Goldman Sachs Group, Inc. 2.875% 2021	3,702	3,799
Goldman Sachs Group, Inc. 3.50% 2025	5,970	6,148
Goldman Sachs Group, Inc. 3.75% 2026	1,155	1,214
Goldman Sachs Group, Inc. 4.75% 2045	1,805	1,999
Government National Mortgage Assn. 4.50% 2045[1]	6,124	6,577
Government National Mortgage Assn. 4.50% 2045[1]	1,786	1,920
Government National Mortgage Assn. 4.00% 2046[1,8]	29,476	31,500
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[1]	1,172	1,186
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[1]	3,754	3,789
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[1]	1,820	1,880
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1,2]	1,510	1,563
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.988% 2045[1,2]	296	305
Halliburton Co. 3.80% 2025	2,220	2,312
American Funds Insurance Series — Global Bond Fund — Page 121 of 164

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Hardwoods Acquisition Inc 7.50% 2021[5]	$750	$574
Harris Corp. 1.999% 2018	700	704
Harris Corp. 2.70% 2020	155	157
Harris Corp. 3.832% 2025	105	112
Harris Corp. 4.854% 2035	575	634
Harris Corp. 5.054% 2045	640	729
HCA Inc. 5.25% 2026	250	260
HDTFS Inc. 5.875% 2020	700	721
Healthsouth Corp. 5.75% 2024	275	277
Healthsouth Corp. 5.75% 2025	370	368
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,5]	3,873	3,929
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[1,5]	4,765	4,789
Holcim Ltd. 5.15% 2023[5]	1,290	1,437
Hospitality Properties Trust 6.70% 2018	680	712
HSBC Bank PLC 1.50% 2018[5]	200	199
HSBC Holdings PLC 4.00% 2022	305	321
HSBC Holdings PLC 4.25% 2025	4,000	4,046
HSBC Holdings PLC 3.90% 2026	200	207
HSBC Holdings PLC 4.30% 2026	2,180	2,316
Humana Inc. 3.85% 2024	1,000	1,070
Humana Inc. 4.95% 2044	1,000	1,101
Hungarian Government 4.00% 2019	6,600	6,860
Hungarian Government 6.25% 2020	810	900
Hungarian Government 5.375% 2023	460	512
Hungarian Government 5.375% 2024	4,700	5,258
Hungarian Government 7.625% 2041	4,474	6,498
Huntsman International LLC 4.875% 2020	535	540
Husky Energy Inc. 7.25% 2019	250	281
Hyundai Capital Services Inc. 2.625% 2020[5]	500	511
Icahn Enterprises Finance Corp. 3.50% 2017	1,150	1,158
Imperial Tobacco Finance PLC 3.50% 2023[5]	2,000	2,074
Indonesia (Republic of) 4.875% 2021	2,600	2,829
Indonesia (Republic of) 3.75% 2022	4,150	4,301
Indonesia (Republic of) 4.125% 2025	1,750	1,827
Indonesia (Republic of) 4.75% 2026	3,500	3,820
Inmarsat PLC 4.875% 2022[5]	775	711
Intelsat Jackson Holding Co. 7.25% 2019	1,325	974
Intelsat Jackson Holding Co. 7.25% 2020	925	664
International Paper Co. 7.30% 2039	600	792
Intesa Sanpaolo SpA 5.017% 2024[5]	1,830	1,685
inVentiv Health Inc. 9.00% 2018[5]	3,405	3,516
inVentiv Health Inc. 10.00% 2018[5,6]	956	985
inVentiv Health Inc. 10.00% 2018	450	451
inVentiv Health Inc. 10.00% 2018	100	100
iStar Financial Inc. 4.00% 2017	400	395
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A1A, 5.811% 2043[1,2]	35	35
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814% 2043[1,2]	16	16
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A1A, 5.546% 2045[1]	193	193
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A1A, 5.431% 2047[1,2]	1,379	1,395
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A1A, 5.439% 2049[1]	1,329	1,352
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4, 5.887% 2049[1,2]	1,942	1,986
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A, 5.887% 2049[1,2]	1,919	1,968
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 2051[1]	1,313	1,356
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A1A, 5.85% 2051[1,2]	548	568
JPMorgan Chase & Co. 2.55% 2021	6,039	6,166
American Funds Insurance Series — Global Bond Fund — Page 122 of 164

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 3.25% 2022	$1,000	$1,046
JPMorgan Chase & Co. 2.70% 2023	1,950	1,972
Jupiter Resources Inc. 8.50% 2022[5]	1,000	722
Kimco Realty Corp. 5.70% 2017	500	518
Kimco Realty Corp. 6.875% 2019	1,250	1,443
Kimco Realty Corp. 3.40% 2022	175	184
Kinder Morgan Energy Partners, LP 3.50% 2021	175	176
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,191
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,570
Kinder Morgan Energy Partners, LP 4.15% 2024	1,700	1,712
Kinder Morgan Energy Partners, LP 5.50% 2044	4,225	4,244
Kinder Morgan, Inc. 4.30% 2025	2,460	2,525
Kinder Morgan, Inc. 5.55% 2045	1,850	1,887
Kinetic Concepts, Inc. 10.50% 2018	1,655	1,659
Kinetic Concepts, Inc. 12.50% 2019	3,275	3,103
Korea Housing Finance Corp. 2.50% 2020[1,5]	2,250	2,310
Kraft Heinz Co. 3.00% 2026[5]	1,380	1,398
Kraft Heinz Co. 4.375% 2046[5]	825	877
Laboratory Corporation of America Holdings 3.60% 2025	875	910
Latvia (Republic of) 2.75% 2020	900	927
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.073% 2044[1,2]	76	79
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[1]	810	822
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.363% 2045[1,2]	615	650
Ligado Networks, Term Loan, 9.75% 2020[1,2,4,6]	4,572	4,058
Lima Metro Line Finance Ltd. 5.875% 2034[1,5]	2,000	2,100
Limited Brands, Inc. 6.875% 2035	625	636
Lithuania (Republic of) 7.375% 2020	2,475	2,923
Lithuania (Republic of) 6.125% 2021[5]	450	525
Lithuania (Republic of) 6.625% 2022[5]	200	242
Lockheed Martin Corp. 2.50% 2020	205	212
Lockheed Martin Corp. 3.10% 2023	215	227
Lockheed Martin Corp. 3.55% 2026	435	476
Mallinckrodt PLC 4.875% 2020[5]	1,135	1,101
McClatchy Co. 9.00% 2022	700	686
McDonald’s Corp. 3.70% 2026	650	704
McDonald’s Corp. 4.70% 2035	280	317
McDonald’s Corp. 4.875% 2045	430	503
McKesson Corp. 3.796% 2024	350	380
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	925	971
Medtronic, Inc. 2.50% 2020	1,455	1,510
Medtronic, Inc. 3.50% 2025	3,500	3,822
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.021% 2050[1,2]	630	644
MetroPCS Wireless, Inc. 6.25% 2021	1,525	1,596
Micron Technology, Inc. 7.50% 2023[5]	225	241
MidAmerican Energy Co. 4.40% 2044	240	279
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.071% 2049[1,2]	256	264
Molina Healthcare, Inc. 5.375% 2022[5]	955	957
Morgan Stanley 2.125% 2018	775	783
Morgan Stanley 3.875% 2026	1,580	1,686
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	676	681
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[1]	200	204
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.102% 2049[1,2]	50	52
Morocco Government 5.50% 2042	3,100	3,360
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	550	665
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[5]	275	217
American Funds Insurance Series — Global Bond Fund — Page 123 of 164

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Navios Maritime Holdings Inc. 7.375% 2022[5]	$3,750	$1,687
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	175	71
Needle Merger Sub Corp. 8.125% 2019[5]	1,000	962
Neiman Marcus Group LTD Inc. 8.00% 2021[5]	425	348
Newell Rubbermaid Inc. 3.85% 2023	1,620	1,721
Newell Rubbermaid Inc. 4.20% 2026	4,060	4,409
Newell Rubbermaid Inc. 5.50% 2046	1,145	1,366
NGL Energy Partners LP 6.875% 2021	1,275	1,125
NGPL PipeCo LLC 7.119% 2017[5]	550	576
NGPL PipeCo LLC 9.625% 2019[5]	2,165	2,271
Niagara Mohawk Power Corp. 3.508% 2024[5]	180	194
Niagara Mohawk Power Corp. 4.278% 2034[5]	300	326
Noble Corp. PLC 6.95% 2025	400	320
Noble Corp. PLC 7.95% 2045	650	460
Nortek Inc. 8.50% 2021	1,345	1,396
NRG Energy, Inc. 6.25% 2022	805	791
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,5]	1,128	220
Pacific Gas and Electric Co. 3.25% 2023	580	620
Pacific Gas and Electric Co. 3.85% 2023	300	329
Pacific Gas and Electric Co. 2.95% 2026	590	616
Pacific Gas and Electric Co. 3.75% 2042	630	643
Pacific Gas and Electric Co. 4.25% 2046	1,900	2,122
PacifiCorp. 3.35% 2025	1,015	1,099
PDC Energy Inc. 7.75% 2022	700	731
Peabody Energy Corp. 6.00% 2018[9]	6,640	876
Pernod Ricard SA 4.45% 2022[5]	1,885	2,080
Peru (Republic of) 4.125% 2027	1,455	1,608
Peru (Republic of) 5.625% 2050	280	349
Petrobras Global Finance Co. 6.85% 2115	2,000	1,530
Petrobras International Finance Co. 5.75% 2020	200	193
Petróleos Mexicanos 3.50% 2018	3,135	3,163
Petróleos Mexicanos 8.00% 2019	545	609
Petróleos Mexicanos 4.875% 2022	3,420	3,505
Pfizer Inc. 7.20% 2039	120	183
PG&E Corp. 2.40% 2019	555	566
Philip Morris International Inc. 4.25% 2044	2,225	2,452
Phillips 66 Partners LP 4.68% 2045	110	102
Ply Gem Industries, Inc. 6.50% 2022	1,100	1,072
Ply Gem Industries, Inc. 6.50% 2022	200	198
PNC Bank 2.40% 2019	1,225	1,258
PNC Bank 2.30% 2020	865	887
PNC Bank 2.60% 2020	275	285
PNC Funding Corp. 3.30% 2022	1,000	1,064
Progress Energy, Inc. 7.05% 2019	910	1,039
Progress Energy, Inc. 7.75% 2031	550	772
Prologis, Inc. 3.35% 2021	200	212
Prologis, Inc. 4.25% 2023	2,075	2,302
Prologis, Inc. 3.75% 2025	575	614
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,634
Puget Sound Energy, Inc., First Lien, 6.50% 2020	335	391
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,023	1,192
Puget Sound Energy, Inc., First Lien, 5.625% 2022	480	549
QGOG Constellation SA 6.25% 2019[5]	2,150	1,086
Qorvo, Inc. 7.00% 2025[5]	775	821
Quintiles Transnational Corp. 4.875% 2023[5]	415	423
American Funds Insurance Series — Global Bond Fund — Page 124 of 164

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
R.R. Donnelley & Sons Co. 7.875% 2021	$850	$884
R.R. Donnelley & Sons Co. 6.50% 2023	1,250	1,169
Rabobank Nederland 4.625% 2023	2,795	2,953
Rayonier Advanced Materials Inc. 5.50% 2024[5]	420	361
RCI Banque 3.50% 2018[5]	1,500	1,547
Reynolds American Inc. 2.30% 2018	230	234
Reynolds American Inc. 3.25% 2020	640	677
Reynolds American Inc. 4.00% 2022	905	985
Reynolds American Inc. 4.45% 2025	4,325	4,841
Reynolds American Inc. 5.70% 2035	50	61
Reynolds American Inc. 6.15% 2043	825	1,082
Reynolds American Inc. 5.85% 2045	645	828
Reynolds Group Inc. 5.75% 2020	1,215	1,258
Roche Holdings, Inc. 2.875% 2021[5]	1,250	1,331
Roche Holdings, Inc. 3.35% 2024[5]	1,900	2,064
Ryerson Inc. 11.25% 2018	120	115
Ryerson Inc. 11.00% 2022[5]	1,550	1,608
Sabine Pass Liquefaction, LLC 5.625% 2021	1,650	1,675
Sabine Pass Liquefaction, LLC 5.75% 2024	200	199
Sabine Pass Liquefaction, LLC 5.625% 2025	390	390
SABMiller Holdings Inc. 3.75% 2022[5]	775	832
SABMiller Holdings Inc. 4.95% 2042[5]	1,230	1,431
Scentre Group 3.50% 2025[5]	600	621
Schlumberger BV 4.00% 2025[5]	1,460	1,574
Seagate Technology LLC 4.75% 2023	750	634
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,659
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	1,950	1,731
Simon Property Group, LP 10.35% 2019	575	701
Skandinaviska Enskilda 2.625% 2021	2,250	2,323
Slovenia (Republic of) 4.75% 2018[5]	1,010	1,064
Slovenia (Republic of) 5.50% 2022	10,840	12,331
Slovenia (Republic of) 5.50% 2022[5]	200	228
Slovenia (Republic of) 5.85% 2023	7,660	8,907
Slovenia (Republic of) 5.85% 2023[5]	1,575	1,831
Slovenia (Republic of) 5.25% 2024	1,010	1,140
SM Energy Co. 5.625% 2025	750	649
SoftBank Corp. 4.50% 2020[5]	1,725	1,785
Sotheby’s Holdings, Inc. 5.25% 2022[5]	425	411
Southwestern Energy Co. 4.10% 2022	1,220	1,095
Statoil ASA 3.70% 2024	1,950	2,109
Statoil ASA 4.25% 2041	1,000	1,056
Sunoco LP 6.25% 2021[5]	805	809
Targa Resources Corp. 4.125% 2019	800	796
Targa Resources Partners LP 6.75% 2024[5]	390	402
Teck Resources Ltd. 4.50% 2021	350	306
Teck Resources Ltd. 8.00% 2021[5]	200	206
Teco Finance, Inc. 5.15% 2020	75	83
Teekay Corp. 8.50% 2020	1,975	1,664
Teekay Corp. 8.50% 2020[5]	925	779
Tenet Healthcare Corp., First Lien, 4.75% 2020	175	180
Tenet Healthcare Corp., First Lien, 4.50% 2021	1,925	1,944
Tennessee Valley Authority 5.88% 2036	500	724
Tennessee Valley Authority 5.25% 2039	1,750	2,418
Tesoro Logistics LP 5.50% 2019	680	714
Thermo Fisher Scientific Inc. 2.40% 2019	390	397
American Funds Insurance Series — Global Bond Fund — Page 125 of 164

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Thomson Reuters Corp. 1.65% 2017	$1,005	$1,010
Thomson Reuters Corp. 5.65% 2043	670	780
TI Automotive Ltd. 8.75% 2023[5]	470	463
T-Mobile US, Inc. 6.731% 2022	550	580
Total Capital International 2.875% 2022	315	330
TransCanada PipeLines Ltd. 7.625% 2039	250	353
Trilogy International Partners, LLC 13.375% 2019[5]	1,950	1,965
Turkey (Republic of) 4.557% 2018[5]	775	805
Turkey (Republic of) 6.25% 2022	1,880	2,130
Turkey (Republic of) 6.75% 2040	210	257
U.S. Treasury 0.875% 2017	6,800	6,826
U.S. Treasury 0.625% 2018	4,350	4,354
U.S. Treasury 1.00% 2018	3,800	3,831
U.S. Treasury 1.25% 2018	6,500	6,592
U.S. Treasury 1.50% 2018	6,400	6,523
U.S. Treasury 3.50% 2018	7,200	7,540
U.S. Treasury 1.00% 2019	7,575	7,641
U.S. Treasury 1.625% 2019[10]	26,200	26,907
U.S. Treasury 1.625% 2019	11,894	12,220
U.S. Treasury 1.75% 2019	12,050	12,429
U.S. Treasury 1.125% 2020	23,600	23,850
U.S. Treasury 1.25% 2020	11,850	12,028
U.S. Treasury 1.375% 2020	26,400	26,896
U.S. Treasury 1.375% 2020	5,900	6,010
U.S. Treasury 1.375% 2020	4,050	4,125
U.S. Treasury 1.50% 2020	7,000	7,165
U.S. Treasury 1.625% 2020	2,900	2,986
U.S. Treasury 1.625% 2020	2,500	2,572
U.S. Treasury 1.625% 2020	540	555
U.S. Treasury 1.75% 2020	13,800	14,279
U.S. Treasury 2.125% 2020	4,000	4,197
U.S. Treasury 1.125% 2021	66,810	67,293
U.S. Treasury 1.375% 2021	5,000	5,091
U.S. Treasury 2.25% 2024	2,100	2,241
U.S. Treasury 2.50% 2024	14,600	15,862
U.S. Treasury 1.625% 2026	300	304
U.S. Treasury 2.875% 2043	3,150	3,547
U.S. Treasury 2.875% 2045	5,900	6,631
U.S. Treasury 3.00% 2045	17,300	19,922
U.S. Treasury 2.50% 2046	15,050	15,695
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	39,703	41,633
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	11,211	11,398
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	5,548	5,720
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	1,459	1,745
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	9,766	10,296
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	662	665
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	1,249	1,220
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	5,994	6,950
U.S. Treasury Inflation-Protected Security 0.75% 2045[3]	681	686
U.S. Treasury Inflation-Protected Security 1.00% 2046[3]	32,585	35,264
United Mexican States Government Global 4.125% 2026	1,800	1,955
United Mexican States Government Global 4.75% 2044	3,200	3,456
United Rentals, Inc. 5.50% 2025	375	371
United Rentals, Inc. 5.875% 2026	100	100
United States Steel Corp. 8.375% 2021[5]	175	185
American Funds Insurance Series — Global Bond Fund — Page 126 of 164

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 1.90% 2018	$590	$600
UnitedHealth Group Inc. 2.70% 2020	520	542
UnitedHealth Group Inc. 3.35% 2022	395	423
UnitedHealth Group Inc. 3.75% 2025	485	532
UnitedHealth Group Inc. 4.625% 2035	230	268
UnitedHealth Group Inc. 4.75% 2045	390	473
State of California, Various Purpose G.O. Bonds, 7.60% 2040	5,310	8,613
State of California, Various Purpose G.O. Bonds, 7.625% 2040	285	451
Verizon Communications Inc. 4.272% 2036	3,869	3,968
Verizon Communications Inc. 4.522% 2048	3,671	3,808
Virgin Australia Holdings Ltd. 8.50% 2019[5]	325	338
Volkswagen Group of America Finance, LLC 2.45% 2019[5]	545	555
VPI Escrow Corp. 6.75% 2018[5]	60	58
VPI Escrow Corp. 6.375% 2020[5]	1,360	1,176
VPI Escrow Corp. 7.50% 2021[5]	1,500	1,330
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[1]	90	91
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[1]	250	257
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1,2]	380	388
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.889% 2049[1,2]	150	155
Walgreens Boots Alliance, Inc. 1.75% 2018	1,200	1,210
Walgreens Boots Alliance, Inc. 2.60% 2021	375	382
Walgreens Boots Alliance, Inc. 3.10% 2023	325	331
Walter Energy, Inc. 9.50% 2019[5,9]	2,150	269
WEA Finance LLC 1.75% 2017[5]	655	657
WEA Finance LLC 2.70% 2019[5]	1,500	1,530
WEA Finance LLC 3.25% 2020[5]	2,030	2,115
WEA Finance LLC 3.75% 2024[5]	535	559
Weatherford International PLC 4.50% 2022	910	785
Weatherford International PLC 8.25% 2023	875	833
Weatherford International PLC 6.75% 2040	630	469
WellPoint, Inc. 2.30% 2018	585	594
Wells Fargo & Co. 2.55% 2020	1,815	1,869
Wells Fargo & Co. 2.50% 2021	1,423	1,460
Western Digital Corp. 7.375% 2023[5]	875	934
Western Gas Partners LP 4.00% 2022	1,500	1,464
Western Gas Partners LP 3.95% 2025	2,900	2,776
Williams Companies, Inc. 3.70% 2023	900	801
Williams Partners LP 4.125% 2020	375	372
Williams Partners LP 5.25% 2020	225	232
Williams Partners LP 4.50% 2023	760	730
Williams Partners LP 4.30% 2024	1,380	1,301
Wind Acquisition SA 4.75% 2020[5]	700	689
Wind Acquisition SA 7.375% 2021[5]	2,225	2,142
Windstream Holdings, Inc. 7.75% 2021	1,200	1,137
WM. Wrigley Jr. Co 3.375% 2020[5]	515	550
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[5]	475	441
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[5]	150	146
Wynn Macau, Ltd. 5.25% 2021[5]	1,150	1,124
Zayo Group Holdings, Inc. 6.00% 2023	225	231
Zayo Group Holdings, Inc. 6.375% 2025	25	26
ZF Friedrichshafen AG 4.50% 2022[5]	235	239
ZF Friedrichshafen AG 4.75% 2025[5]	435	442
Zimmer Holdings, Inc. 3.15% 2022	790	811
American Funds Insurance Series — Global Bond Fund — Page 127 of 164

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Zimmer Holdings, Inc. 3.55% 2025	$500	$517
Zimmer Holdings, Inc. 4.25% 2035	575	579
		1,199,046
Total bonds, notes & other debt instruments (cost: $2,249,689,000)		2,283,710
Convertible stocks 0.01% U.S. dollars 0.01%	Shares
CEVA Group PLC, Series A-1, 3.68% convertible preferred[7,11]	329	193
CEVA Group PLC, Series A-2, 2.68% convertible preferred[7,11]	37	15
Total convertible stocks (cost: $386,000)		208
Common stocks 0.05% U.S. dollars 0.04%
NII Holdings, Inc.[12]	129,368	411
Warrior Met Coal, LLC, Class B5,7,12	2,719	218
CEVA Group PLC[7,11,12]	431	173
Atrium Corp.[5,7,12]	2	—
		802
Miscellaneous 0.01%
Other common stocks in initial period of acquisition		241
Total common stocks (cost: $3,605,000)		1,043
Short-term securities 6.40%	Principal amount (000)
BNP Paribas Finance Inc. 0.27% due 7/1/2016	$ 20,000	20,000
Bridgestone Americas, Inc. 0.43% due 7/5/2016[5]	6,400	6,400
Federal Home Loan Bank 0.32% due 8/11/2016	12,600	12,596
General Electric Co. 0.35% due 7/1/2016	8,700	8,700
GlaxoSmithKline Finance PLC 0.43%–0.53% due 7/14/2016–8/23/2016[5]	32,800	32,790
Gotham Funding Corp. 0.50% due 7/22/2016[5]	34,400	34,391
Novartis Securities Investment Ltd. 0.46% due 7/19/2016[5]	17,100	17,096
Qualcomm Inc. 0.48% due 7/13/2016[5]	20,000	19,997
Total short-term securities (cost: $151,967,000)		151,970
Total investment securities 102.66% (cost: $2,405,647,000)		2,436,931
Other assets less liabilities (2.66)%		(63,030)
Net assets 100.00%		$2,373,901
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Bond Fund — Page 128 of 164

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $400,914,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
Australian dollars	7/11/2016	Barclays Bank PLC	A$26,376	$19,600	$63
British pounds	7/15/2016	Barclays Bank PLC	£6,043	$8,777	(731)
Chilean pesos	7/29/2016	HSBC Bank	CLP13,290,710	$19,702	323
Chilean pesos	8/1/2016	Barclays Bank PLC	CLP578,465	$872	(1)
Chilean pesos	8/1/2016	UBS AG	CLP7,853,410	$11,838	(8)
Chilean pesos	8/5/2016	UBS AG	CLP4,640,316	$6,990	(3)
Euros	7/11/2016	Citibank	€20,497	$23,294	(538)
Euros	7/13/2016	JPMorgan Chase	€6,916	$7,875	(196)
Euros	7/22/2016	HSBC Bank	€4,897	$5,546	(107)
Euros	7/22/2016	Bank of America, N.A.	€6,469	$7,324	(139)
Euros	8/23/2016	HSBC Bank	€6,366	$7,194	(116)
Euros	8/29/2016	UBS AG	€17,250	$19,279	(94)
Japanese yen	7/13/2016	UBS AG	¥820,947	$7,673	280
Japanese yen	7/13/2016	Citibank	¥596,002	$5,572	202
Japanese yen	7/13/2016	HSBC Bank	¥362,404	$3,387	124
Japanese yen	7/14/2016	JPMorgan Chase	¥846,961	$7,954	252
Japanese yen	7/15/2016	HSBC Bank	¥1,755,683	$16,175	834
Japanese yen	7/15/2016	Citibank	¥1,009,196	$9,293	485
Japanese yen	7/15/2016	Citibank	¥652,532	$6,008	313
Japanese yen	7/15/2016	Barclays Bank PLC	¥479,785	$4,400	248
Japanese yen	7/15/2016	Citibank	¥701,831	$6,600	199
Japanese yen	7/15/2016	HSBC Bank	¥631,613	$5,928	191
Japanese yen	7/15/2016	HSBC Bank	¥635,010	$6,000	152
Japanese yen	7/22/2016	UBS AG	¥1,008,354	$9,262	510
Japanese yen	7/22/2016	Bank of America, N.A.	¥1,188,858	$11,238	282
Japanese yen	7/22/2016	Citibank	¥845,598	$7,998	196
Japanese yen	7/25/2016	Citibank	¥787,473	$7,550	82
Japanese yen	7/27/2016	Barclays Bank PLC	¥2,551,566	$24,115	615
Japanese yen	8/4/2016	JPMorgan Chase	¥803,890	$7,600	193
Japanese yen	8/5/2016	HSBC Bank	¥915,834	$8,674	205
Japanese yen	8/12/2016	UBS AG	¥831,048	$8,104	(45)
Japanese yen	8/15/2016	HSBC Bank	¥846,335	$7,999	209
Japanese yen	8/22/2016	HSBC Bank	¥1,310,000	$12,634	74
Norwegian kroner	7/21/2016	Bank of America, N.A.	NKr48,486	$6,000	(206)
Swedish kronor	7/13/2016	Barclays Bank PLC	SKr60,114	$7,413	(304)
Swedish kronor	8/22/2016	Barclays Bank PLC	SKr30,059	$3,611	(49)
					$3,495
Sales:
Australian dollars	7/18/2016	JPMorgan Chase	$5,736	A$7,800	$(77)
British pounds	7/11/2016	Barclays Bank PLC	€3,715	£2,900	263
British pounds	7/15/2016	JPMorgan Chase	$8,364	£5,900	509
British pounds	7/15/2016	UBS AG	$5,976	£4,200	384
British pounds	7/25/2016	HSBC Bank	$7,125	£4,975	501
British pounds	7/25/2016	HSBC Bank	$7,587	£5,750	(70)
British pounds	8/8/2016	HSBC Bank	$5,507	£4,100	47
Danish kroner	7/14/2016	Citibank	NKr30,590	DKr24,600	(17)
Euros	7/19/2016	HSBC Bank	¥1,265,039	€10,650	430
Euros	7/20/2016	Citibank	SKr49,243	€5,250	(5)
American Funds Insurance Series — Global Bond Fund — Page 129 of 164

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Euros	7/25/2016	HSBC Bank	NKr49,577	€5,250	$92
Euros	7/28/2016	UBS AG	$14,249	€13,000	(193)
Hungarian forints	7/25/2016	HSBC Bank	€3,180	HUF1,000,000	18
Indian rupees	7/11/2016	UBS AG	$9,278	INR620,000	110
Indian rupees	7/18/2016	JPMorgan Chase	$10,988	INR744,200	(3)
Japanese yen	7/11/2016	JPMorgan Chase	$7,584	¥820,000	(360)
Malaysian ringgits	7/18/2016	JPMorgan Chase	$3,220	MYR13,000	—[13]
Malaysian ringgits	7/18/2016	Citibank	$2,207	MYR9,000	(22)
Malaysian ringgits	7/20/2016	UBS AG	$4,407	MYR18,200	(101)
Polish zloty	7/18/2016	Barclays Bank PLC	$6,503	PLN25,673	(2)
Polish zloty	7/18/2016	JPMorgan Chase	$13,507	PLN53,327	(4)
South African rand	7/21/2016	JPMorgan Chase	$2,299	ZAR35,000	(67)
					$1,433
Forward currency contracts — net					$4,928
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $147,260,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 6/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.572%	9/16/2020	$10,000	$272
Receive	LCH	3-month USD-LIBOR	1.2185	2/8/2021	40,000	481
Pay	LCH	6-month JPY-LIBOR	0.5725	3/5/2025	¥2,850,000	(1,541)
Pay	LCH	6-month JPY-LIBOR	0.21125	2/19/2026	3,400,000	(803)
Receive	LCH	3-month USD-LIBOR	1.3793	6/28/2026	$12,000	6
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	1,100	(186)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	17,400	(2,914)
Pay	LCH	3-month USD-LIBOR	2.556	11/27/2045	10,000	(1,748)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	6,000	(758)
Pay	LCH	3-month USD-LIBOR	2.116	4/15/2046	5,750	(391)
Receive	LCH	6-month EURIBOR	1.1193	5/27/2046	€5,000	480
Pay	LCH	3-month USD-LIBOR	2.033	6/24/2046	$4,200	(200)
						$(7,302)
American Funds Insurance Series — Global Bond Fund — Page 130 of 164

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,843,000, which represented .25% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $286,751,000, which represented 12.08% of the net assets of the fund.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $999,000, which represented .04% of the net assets of the fund.
[8]	Purchased on a TBA basis.
[9]	Scheduled interest and/or principal payment was not received.
[10]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,417,000, which represented .35% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.
[13]	Amount less than one thousand.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.628% convertible preferred	4/3/2013	$334	$193.01%
CEVA Group PLC	3/10/2010	998	173.01
CEVA Group PLC, Series A-2, 2.628% convertible preferred	3/10/2010	52	15.00
Total private placement securities		$1,384	$381.02%

Key to abbreviations and symbols
A$ = Australian dollars	LCH = LCH.Clearnet
£ = British pounds	LIBOR = London Interbank Offered Rate
C$ = Canadian dollars	LOC = Letter of Credit
CLP = Chilean pesos	MXN = Mexican pesos
COP = Colombian pesos	MYR = Malaysian ringgits
DKr = Danish kroner	NKr = Norwegian kroner
EURIBOR = Euro Interbank Offered Rate	PHP = Philippine pesos
€ = Euros	PLN = Polish zloty
G.O. = General Obligation	SKr = Swedish kronor
JPY/¥ = Japanese yen	TBA = To be announced
HUF = Hungarian forints	TRY = Turkish lira
INR = Indian rupees	ZAR = South African rand
American Funds Insurance Series — Global Bond Fund — Page 131 of 164

High-Income Bond Fund
Investment portfolio
June 30, 2016
unaudited
Bonds, notes & other debt instruments 91.25% Corporate bonds & notes 89.76% Energy 15.85%	Principal amount (000)	Value (000)
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,3]	$7,975	$4,237
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,3]	5,601	878
American Energy (Permian Basin) 7.125% 2020[4]	7,520	4,061
American Energy (Permian Basin) 7.375% 2021[4]	1,920	1,049
Anadarko Petroleum Corp. 5.55% 2026	450	498
Ascent Resources Utica, LLC, 15.00% 2019[1,2,3,5,6]	831	320
Baytex Energy Corp. 5.125% 2021[4]	2,000	1,685
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[4]	5,975	5,691
Boardwalk Pipelines, LP 5.95% 2026	2,575	2,711
Cheniere Energy, Inc. 7.00% 2024[4]	4,670	4,801
Chesapeake Energy Corp. 3.878% 2019[1]	3,025	2,291
Chesapeake Energy Corp. 4.875% 2022	3,525	2,274
Chesapeake Energy Corp. 8.00% 2022[4]	1,830	1,560
Concho Resources Inc. 5.50% 2023	2,175	2,191
CONSOL Energy Inc. 5.875% 2022	9,925	8,722
Continental Resources Inc. 5.00% 2022	1,345	1,318
DCP Midstream Operating LP 4.95% 2022	5,220	5,155
DCP Midstream Operating LP 3.875% 2023	2,455	2,245
Denbury Resources Inc. 9.00% 2021[4]	2,254	2,265
Diamond Offshore Drilling, Inc. 4.875% 2043	2,910	2,081
Enbridge Energy Partners, LP 4.375% 2020	900	925
Enbridge Energy Partners, LP 5.875% 2025	685	759
Enbridge Energy Partners, LP 7.375% 2045	2,545	3,114
Energy Transfer Partners, LP 7.50% 2020	3,800	4,047
Energy Transfer Partners, LP 5.875% 2024	5,700	5,572
Energy Transfer Partners, LP 5.50% 2027	3,520	3,326
EnLink Midstream Partners, LP 2.70% 2019	2,125	2,067
EnLink Midstream Partners, LP 5.60% 2044	290	242
EnLink Midstream Partners, LP 5.05% 2045	970	796
Ensco PLC 5.20% 2025	1,100	766
Ensco PLC 5.75% 2044	5,245	3,154
EP Energy Corp. 9.375% 2020	900	641
EP Energy Corp. 6.375% 2023	675	408
Genesis Energy, LP 6.75% 2022	5,050	4,924
Jupiter Resources Inc. 8.50% 2022[4]	6,475	4,678
Kinder Morgan Energy Partners, LP 5.40% 2044	250	248
Kinder Morgan, Inc. 4.30% 2025	1,440	1,478
Kinder Morgan, Inc. 5.55% 2045	1,710	1,744
Laredo Petroleum, Inc. 7.375% 2022	1,341	1,351
Matador Resources Co. 6.875% 2023	100	102
Murray Energy Corp., Term Loan B1, 7.00% 2017[1,2,3]	965	828
NGL Energy Partners LP 5.125% 2019	465	425
NGL Energy Partners LP 6.875% 2021	8,680	7,660
NGPL PipeCo LLC 7.119% 2017[4]	5,065	5,306
NGPL PipeCo LLC 9.625% 2019[4]	13,910	14,588
American Funds Insurance Series — High-Income Bond Fund — Page 132 of 164

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
NGPL PipeCo LLC 7.768% 2037[4]	$1,795	$1,750
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[1,2,3]	113	112
Noble Corp. PLC 6.95% 2025	3,235	2,588
Noble Corp. PLC 7.95% 2045	3,450	2,441
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[3,4]	1,507	283
ONEOK, Inc. 4.25% 2022	1,625	1,503
ONEOK, Inc. 7.50% 2023	1,250	1,334
Parsley Energy, Inc. 6.25% 2024[4]	2,075	2,122
PBF Energy Inc. 7.00% 2023[4]	1,450	1,403
PDC Energy Inc. 7.75% 2022	6,550	6,845
Peabody Energy Corp. 6.00% 2018[7]	33,745	4,450
Peabody Energy Corp. 6.50% 2020[7]	2,500	337
Peabody Energy Corp. 6.25% 2021[7]	6,220	840
Petrobras Global Finance Co. 3.00% 2019	3,415	3,173
Petrobras Global Finance Co. 8.375% 2021	1,575	1,629
Petrobras Global Finance Co. 6.25% 2024	1,395	1,245
Petrobras Global Finance Co. 8.75% 2026	2,100	2,120
Petrobras International Finance Co. 5.75% 2020	590	571
Petróleos Mexicanos 6.875% 2026[4]	2,250	2,521
Plains All American Pipeline, LP 4.65% 2025	2,200	2,226
QGOG Constellation SA 6.25% 2019[4]	6,105	3,083
Range Resources Corp. 5.00% 2022	700	663
Range Resources Corp. 5.00% 2023	1,700	1,602
Range Resources Corp. 4.875% 2025	2,075	1,987
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	2,775	2,803
Rice Energy Inc. 6.25% 2022	3,225	3,217
Rice Energy Inc. 7.25% 2023	750	765
Sabine Pass Liquefaction, LLC 5.625% 2021	5,950	6,039
Sabine Pass Liquefaction, LLC 5.75% 2024	7,000	6,982
Sabine Pass Liquefaction, LLC 5.625% 2025	6,895	6,895
Sabine Pass LNG, LP 5.875% 2026[4]	525	525
Seven Generations Energy Ltd. 6.75% 2023[4]	2,850	2,886
SM Energy Co. 5.625% 2025	6,125	5,298
Southwestern Energy Co. 4.10% 2022	6,905	6,197
Southwestern Energy Co. 4.95% 2025	1,090	1,050
Sunoco LP 5.50% 2020[4]	2,695	2,665
Sunoco LP 6.25% 2021[4]	4,255	4,274
Targa Resources Corp. 4.125% 2019	4,350	4,328
Targa Resources Partners LP 6.75% 2024[4]	2,410	2,482
Teekay Corp. 8.50% 2020	8,993	7,577
Teekay Corp. 8.50% 2020[4]	6,530	5,502
Tesoro Logistics LP 5.50% 2019	3,480	3,654
Tesoro Logistics LP 6.125% 2021	200	208
Tesoro Logistics LP 6.25% 2022	450	471
Tesoro Logistics LP 6.375% 2024	1,170	1,231
Transocean Inc. 3.75% 2017	950	962
Transocean Inc. 8.125% 2021	2,280	1,938
Weatherford International PLC 7.75% 2021	2,775	2,713
Weatherford International PLC 4.50% 2022	4,540	3,916
Weatherford International PLC 8.25% 2023	8,550	8,144
Weatherford International PLC 6.75% 2040	4,230	3,151
Western Gas Partners LP 4.65% 2026	1,025	1,037
Whiting Petroleum Corp. 5.00% 2019	1,300	1,202
Williams Companies, Inc. 3.70% 2023	5,100	4,539
American Funds Insurance Series — High-Income Bond Fund — Page 133 of 164

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 3.60% 2022	$405	$384
YPF SA 8.50% 2025[4]	1,120	1,187
YPF Sociedad Anónima 8.50% 2021[4]	1,175	1,263
		277,495
Health care 13.23%
Alere Inc. 6.50% 2020	660	660
Centene Corp. 5.625% 2021[4]	3,555	3,715
Centene Corp. 4.75% 2022	11,690	11,982
Centene Corp. 6.125% 2024[4]	3,400	3,623
Concordia Healthcare Corp., Term Loan B, 5.25% 2021[1,2,3]	960	930
Concordia Healthcare Corp. 9.50% 2022[4]	1,665	1,561
Concordia Healthcare Corp. 7.00% 2023[4]	1,685	1,445
ConvaTec Finance International SA 8.25% 2019[4,5]	4,025	3,955
DaVita HealthCare Partners Inc. 5.00% 2025	3,340	3,319
DJO Finance LLC 10.75% 2020[4]	4,550	3,708
DJO Finco Inc. 8.125% 2021[4]	10,160	8,839
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[4]	1,585	1,403
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	2,105	1,910
HCA Inc. 6.50% 2020	650	722
HCA Inc. 5.00% 2024	2,900	3,009
HCA Inc. 5.25% 2026	1,975	2,054
HCA Inc. 5.875% 2026	1,455	1,513
Healthsouth Corp. 5.75% 2024	1,675	1,690
Healthsouth Corp. 5.75% 2025	5,380	5,353
Hologic, Inc. 5.25% 2022[4]	415	435
inVentiv Health Inc. 9.00% 2018[4]	3,505	3,619
inVentiv Health Inc. 10.00% 2018[4,5]	20,070	20,672
inVentiv Health Inc. 10.00% 2018	8,597	8,597
inVentiv Health Inc. 10.00% 2018	3,930	3,940
Jaguar Holding Co. 6.375% 2023[4]	2,050	2,101
Kindred Healthcare, Inc. 8.00% 2020	900	900
Kindred Healthcare, Inc. 8.75% 2023	1,000	991
Kinetic Concepts, Inc. 10.50% 2018	20,215	20,266
Kinetic Concepts, Inc. 12.50% 2019	13,628	12,913
Kinetic Concepts, Inc. 7.875% 2021[4]	1,990	2,121
LifePoint Health, Inc. 5.375% 2024[4]	500	503
Mallinckrodt PLC 4.875% 2020[4]	5,260	5,102
Mallinckrodt PLC 5.75% 2022[4]	756	723
Mallinckrodt PLC 5.625% 2023[4]	3,720	3,483
MEDNAX, Inc. 5.25% 2023[4]	260	264
Molina Healthcare, Inc. 5.375% 2022[4]	6,525	6,541
Multiplan, Inc. 7.125% 2024[4]	700	737
Multiplan, Inc., Term Loan B, 5.00% 2023[1,2,3]	2,050	2,058
Ortho-Clinical Diagnostics Inc. 6.625% 2022[4]	895	745
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,3]	5,000	4,733
Prestige Brands International Inc. 6.375% 2024[4]	900	938
Quintiles Transnational Corp. 4.875% 2023[4]	1,775	1,810
RegionalCare Hospital Partners Holdings, Inc. 8.25% 2023[4]	2,075	2,132
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,2,3,5,6]	5,689	4,882
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,2,3,6]	3,015	2,965
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,2,3,6]	2,300	2,288
Teleflex Inc. 4.875% 2026	4,375	4,419
Tenet Healthcare Corp. 4.375% 2021	1,000	1,000
American Funds Insurance Series — High-Income Bond Fund — Page 134 of 164

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Tenet Healthcare Corp. 6.75% 2023	$1,360	$1,307
Tenet Healthcare Corp., First Lien, 4.75% 2020	6,185	6,366
Tenet Healthcare Corp., First Lien, 6.00% 2020	3,730	3,954
Tenet Healthcare Corp., First Lien, 4.50% 2021	2,255	2,278
Valeant Pharmaceuticals International Inc. 7.00% 2020[4]	345	306
Valeant Pharmaceuticals International Inc. 5.50% 2023[4]	1,675	1,354
Vizient Inc. 10.375% 2024[4]	1,960	2,107
VPI Escrow Corp. 6.75% 2018[4]	11,700	11,315
VPI Escrow Corp. 6.375% 2020[4]	10,070	8,711
VPI Escrow Corp. 7.50% 2021[4]	3,025	2,683
VRX Escrow Corp. 5.375% 2020[4]	5,200	4,469
VRX Escrow Corp. 5.875% 2023[4]	2,020	1,641
VRX Escrow Corp. 6.125% 2025[4]	2,450	1,972
		231,732
Telecommunication services 12.30%
Altice Financing SA 6.625% 2023[4]	835	823
Altice Finco SA 9.875% 2020[4]	850	910
Altice Finco SA 6.50% 2022[4]	1,000	1,014
Altice Finco SA, First Lien, 7.75% 2022[4]	1,400	1,419
Altice NV 5.50% 2026[4]	1,600	1,604
Altice SA 7.625% 2025[4]	650	637
CenturyLink, Inc. 7.50% 2024	3,600	3,645
CenturyLink, Inc. 5.625% 2025	725	648
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	12,670	12,860
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[4]	1,250	1,314
Columbus International Inc. 7.375% 2021[4]	1,800	1,908
Digicel Group Ltd. 8.25% 2020[4]	16,800	14,112
Digicel Group Ltd. 6.00% 2021[4]	2,850	2,472
Digicel Group Ltd. 7.125% 2022[4]	2,750	2,059
Frontier Communications Corp. 8.50% 2020	3,000	3,195
Frontier Communications Corp. 8.875% 2020	1,050	1,125
Frontier Communications Corp. 8.75% 2022	200	202
Frontier Communications Corp. 10.50% 2022	8,680	9,217
Frontier Communications Corp. 11.00% 2025	8,902	9,280
Inmarsat PLC 4.875% 2022[4]	4,450	4,083
Intelsat Jackson Holding Co. 7.25% 2019	10,450	7,681
Intelsat Jackson Holding Co. 7.25% 2020	5,000	3,588
Intelsat Jackson Holding Co. 8.00% 2024[4]	1,225	1,213
Level 3 Communications, Inc. 5.125% 2023	2,150	2,139
Ligado Networks, Term Loan, 9.75% 2020[1,2,3,5]	24,400	21,656
MetroPCS Wireless, Inc. 6.25% 2021	12,150	12,720
MetroPCS Wireless, Inc. 6.625% 2023	3,950	4,190
Millicom International Cellular SA 6.625% 2021[4]	3,540	3,648
Neptune Finco Corp. (Altice NV) 10.125% 2023[4]	1,375	1,543
Neptune Finco Corp. (Altice NV) 6.625% 2025[4]	1,575	1,662
Numericable Group SA 6.00% 2022[4]	1,290	1,259
Numericable Group SA 7.375% 2026[4]	3,325	3,292
Sable International Finance Ltd. 6.875% 2022[4]	1,600	1,615
SoftBank Corp. 4.50% 2020[4]	8,725	9,030
Sprint Capital Corp. 6.90% 2019	1,225	1,176
Sprint Nextel Corp. 8.375% 2017	625	644
Sprint Nextel Corp. 7.00% 2020	650	584
Sprint Nextel Corp. 7.25% 2021	2,925	2,508
American Funds Insurance Series — High-Income Bond Fund — Page 135 of 164

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Sprint Nextel Corp. 11.50% 2021	$4,250	$4,220
Sprint Nextel Corp. 7.875% 2023	2,050	1,686
Sprint Nextel Corp. 6.875% 2028	700	553
T-Mobile US, Inc. 6.731% 2022	3,100	3,271
T-Mobile US, Inc. 6.00% 2024	675	704
T-Mobile US, Inc. 6.375% 2025	3,025	3,172
T-Mobile US, Inc. 6.50% 2026	475	503
Trilogy International Partners, LLC 13.375% 2019[4]	11,125	11,208
Wind Acquisition SA 4.75% 2020[4]	6,275	6,181
Wind Acquisition SA 7.375% 2021[4]	22,625	21,777
Windstream Holdings, Inc. 7.75% 2021	6,600	6,254
Zayo Group Holdings, Inc. 6.00% 2023	1,350	1,384
Zayo Group Holdings, Inc. 6.375% 2025	1,775	1,817
		215,405
Consumer discretionary 11.52%
Boyd Gaming Corp. 9.00% 2020	8,600	9,037
Boyd Gaming Corp. 6.875% 2023	1,315	1,407
Boyd Gaming Corp. 6.375% 2026[4]	1,875	1,969
Burger King Corp. 4.625% 2022[4]	1,500	1,526
Burger King Corp. 6.00% 2022[4]	4,125	4,289
Cablevision Systems Corp. 7.75% 2018	2,875	3,085
Cablevision Systems Corp. 6.75% 2021	6,250	6,391
CBS Outdoor Americas Inc. 5.25% 2022	500	509
CBS Outdoor Americas Inc. 5.625% 2024	2,025	2,093
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	600	635
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[4]	1,000	1,092
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[4]	2,025	2,060
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	12,520	12,927
Cedar Fair, LP 5.375% 2024	1,810	1,873
Churchill Downs Inc. 5.375% 2021[4]	2,075	2,129
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	8,628	8,253
Cumulus Media Holdings Inc. 7.75% 2019	2,630	1,091
Cumulus Media Inc., Term Loan B, 4.25% 2020[1,2,3]	918	648
Delta 2 (Formula One), Term Loan B, 7.75% 2022[1,2,3]	1,050	999
DISH DBS Corp. 4.25% 2018	4,100	4,192
DISH DBS Corp. 7.75% 2026[4]	5,625	5,822
Extended Stay America Inc. 5.25% 2025[4]	2,075	2,031
Family Tree Escrow LLC 5.25% 2020[4]	325	336
Family Tree Escrow LLC 5.75% 2023[4]	625	667
GameStop Corp. 6.75% 2021[4]	3,500	3,465
Gannett Co., Inc. 5.125% 2019	915	944
Gannett Co., Inc. 4.875% 2021[4]	1,910	1,963
General Motors Co. 4.00% 2025	285	288
General Motors Financial Co. 5.25% 2026	185	202
Goodyear Tire & Rubber Co. 5.00% 2026	1,125	1,149
iHeartCommunications, Inc. 10.625% 2023	515	359
iHeartCommunications, Inc., Term Loan D, 7.21% 2019[1,2,3]	2,350	1,727
International Game Technology 6.25% 2022[4]	2,000	2,060
Limited Brands, Inc. 6.625% 2021	875	989
Limited Brands, Inc. 6.875% 2035	4,950	5,037
McClatchy Co. 9.00% 2022	3,275	3,210
McGraw-Hill Global Education Holdings, LLC, Term Loan B, 5.00% 2022[1,2,3]	3,775	3,777
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[4]	1,050	1,089
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	$500	$512
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	2,400	2,520
Melco Crown Entertainment Ltd. 5.00% 2021[4]	1,700	1,691
MGM Growth Properties LLC 5.625% 2024[4]	1,525	1,617
MGM Resorts International 8.625% 2019	3,225	3,638
MGM Resorts International 7.75% 2022	750	850
MGM Resorts International 6.00% 2023	5,500	5,816
Michaels Stores, Inc. 5.875% 2020[4]	850	888
NBC Universal Enterprise, Inc. 5.25% 2049[4]	835	863
Needle Merger Sub Corp. 8.125% 2019[4]	6,126	5,896
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	550	451
Neiman Marcus Group LTD Inc. 8.75% 2021[4,5]	5,415	4,143
Neiman Marcus, Term Loan B, 4.25% 2020[1,2,3]	3,555	3,202
Netflix, Inc. 5.75% 2024	1,705	1,786
Newell Rubbermaid Inc. 5.00% 2023[4]	675	710
PETCO Animal Supplies, Inc., Term Loan B-1, 5.00% 2023[1,2,3]	3,192	3,184
PETsMART, Inc. 7.125% 2023[4]	3,750	3,867
Pinnacle Entertainment, Inc. 5.625% 2024[4]	150	150
Playa Resorts Holding BV 8.00% 2020[4]	2,500	2,525
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[1,2,3]	875	870
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	425	447
Schaeffler Finance BV 4.75% 2021[4]	200	205
Schaeffler Finance BV 4.25% 2021[4]	850	866
Sirius Minerals PLC 4.625% 2023[4]	1,660	1,617
Sotheby’s Holdings, Inc. 5.25% 2022[4]	2,300	2,225
Tenneco Inc. 5.00% 2026	1,375	1,398
TI Automotive Ltd. 8.75% 2023[4]	4,545	4,477
Tribune Media Co. 5.875% 2022	2,825	2,825
Univision Communications Inc. 8.50% 2021[4]	1,691	1,769
Univision Communications Inc. 6.75% 2022[4]	500	530
Univision Communications Inc. 5.125% 2023[4]	1,850	1,845
Univision Communications Inc., Term Loan C3, 4.00% 2020[1,2,3]	73	73
Warner Music Group 13.75% 2019	850	908
Warner Music Group 5.625% 2022[4]	2,350	2,412
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	2,965	3,024
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[4]	2,425	2,252
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[4]	1,000	971
Wynn Macau, Ltd. 5.25% 2021[4]	10,325	10,096
YUM! Brands, Inc. 5.00% 2024[4]	3,225	3,314
YUM! Brands, Inc. 5.25% 2026[4]	1,615	1,659
YUM! Brands, Inc., Term Loan B, 3.50% 2021[1,2,3]	2,100	2,107
ZF Friedrichshafen AG 4.50% 2022[4]	4,680	4,762
ZF Friedrichshafen AG 4.75% 2025[4]	5,260	5,349
		201,630
Industrials 11.26%
ADT Corp. 3.50% 2022	3,850	3,547
AECOM Technology Corp. 5.875% 2024	1,975	2,034
AerCap Holdings NV 3.75% 2019	876	885
Aircastle Ltd. 5.00% 2023	2,025	2,063
American Builders & Contractors Supply Co. Inc. 5.75% 2023[4]	2,325	2,412
ARAMARK Corp. 5.125% 2024	825	844
ARAMARK Corp. 4.75% 2026[4]	650	639
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,430	17,390
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Bombardier Inc. 4.75% 2019[4]	$1,045	$1,003
Bombardier Inc. 7.75% 2020[4]	2,780	2,745
Builders Firstsource 7.625% 2021[4]	10,767	11,305
Builders Firstsource 10.75% 2023[4]	2,325	2,540
CEVA Group PLC 9.00% 2021[4]	1,700	1,343
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[1,2,3]	1,867	1,545
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[1,2,3]	332	275
CEVA Logistics Holdings B.V., Term Loan, 6.50% 2021[1,2,3]	1,925	1,593
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[1,2,3]	2,655	2,197
Constellis Holdings 9.75% 2020[4]	1,275	1,224
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	113	117
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	3	3
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	53	57
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	268	284
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	3	3
Corporate Risk Holdings LLC 9.50% 2019[4]	12,782	11,695
Corporate Risk Holdings LLC 13.50% 2020[4,5,6]	1,147	1,139
DAE Aviation Holdings, Inc. 10.00% 2023[4]	6,885	6,902
Deck Chassis Acquisition Inc. 10.00% 2023[4]	3,540	3,673
Euramax International, Inc. 12.00% 2020[4]	6,450	6,289
Gardner Denver, Inc. 6.875% 2021[4]	2,400	2,190
Gardner Denver, Inc., Term Loan B, 4.25% 2020[1,2,3]	1,686	1,553
Gates Global LLC 6.00% 2022[4]	3,400	2,992
Gates Global LLC, Term Loan B, 4.25% 2021[1,2,3]	746	711
General Electric Co. 5.00% (undated)	1,515	1,612
Hardwoods Acquisition Inc 7.50% 2021[4]	4,150	3,175
HD Supply, Inc. 7.50% 2020	1,900	1,995
HD Supply, Inc. 5.25% 2021[4]	1,075	1,131
HD Supply, Inc. 5.75% 2024[4]	2,450	2,554
HDTFS Inc. 5.875% 2020	4,075	4,197
KLX Inc. 5.875% 2022[4]	875	862
LMI Aerospace Inc. 7.375% 2019	3,655	3,701
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	9,200	7,268
Navios Maritime Holdings Inc. 7.375% 2022[4]	6,550	2,947
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	6,145	2,504
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,000	1,022
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	1,425	1,477
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	1,425	1,459
Nortek Inc. 8.50% 2021	6,610	6,859
Ply Gem Industries, Inc. 6.50% 2022	2,675	2,608
Prime Security Services Borrower, LLC 9.25% 2023[4]	7,700	8,181
Prime Security Services Borrower, LLC, Term Loan, 4.75% 2022[1,2,3]	3,500	3,509
PrimeSource Building Products Inc 9.00% 2023[4]	100	98
R.R. Donnelley & Sons Co. 7.875% 2021	6,475	6,734
R.R. Donnelley & Sons Co. 7.00% 2022	1,500	1,477
R.R. Donnelley & Sons Co. 6.50% 2023	4,400	4,114
Sensata Technologies Holding NV 5.00% 2025[4]	3,125	3,154
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	13,470	11,955
TRAC Intermodal 11.00% 2019	750	792
TransDigm Inc. 5.50% 2020	1,525	1,559
TransDigm Inc. 6.50% 2024	800	808
TransDigm Inc. 6.50% 2025	1,200	1,207
TransDigm Inc. 6.375% 2026[4]	270	270
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[3,4]	18	19
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Rentals, Inc. 7.375% 2020	$340	$354
United Rentals, Inc. 7.625% 2022	1,295	1,389
United Rentals, Inc. 4.625% 2023	1,025	1,039
United Rentals, Inc. 5.50% 2025	2,025	2,002
United Rentals, Inc. 5.875% 2026	2,650	2,643
Univar Inc. 6.75% 2023[4]	1,450	1,439
Virgin Australia Holdings Ltd. 8.50% 2019[4]	2,675	2,779
Watco Companies 6.375% 2023[4]	395	393
XPO Logistics, Inc. 7.875% 2019[4]	700	716
XPO Logistics, Inc., Term Loan B, 5.50% 2021[1,2,3]	1,977	1,982
		197,176
Materials 10.66%
Aleris International, Inc. 9.50% 2021[4]	1,755	1,808
ArcelorMittal 6.125% 2018	650	686
ArcelorMittal 10.85% 2019	1,550	1,833
ArcelorMittal 7.75% 2041	15,855	15,181
Ardagh Packaging Finance 6.25% 2019[4]	2,750	2,808
Ardagh Packaging Finance 8.625% 2019[4,5]	2,337	2,361
Ardagh Packaging Finance 6.75% 2021[4]	790	802
Ardagh Packaging Finance 7.25% 2024[4]	1,065	1,092
Ashland Inc. 4.75% 2022	1,485	1,494
Ball Corp. 4.375% 2020	2,600	2,740
BHP Billiton Finance Ltd. 6.25% 2075[4]	1,395	1,472
BHP Billiton Finance Ltd. 6.75% 2075[4]	1,125	1,197
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023[4]	1,045	1,215
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025[4]	450	522
BlueScope Steel Ltd. 6.50% 2021[4]	1,225	1,271
CEMEX SAB de CV 6.50% 2019[4]	545	579
CEMEX SAB de CV 7.75% 2026[4]	1,725	1,816
Chemours Co. 6.625% 2023	6,960	5,951
Chemours Co. 7.00% 2025	8,490	7,163
Cliffs Natural Resources Inc. 8.25% 2020[4]	2,300	2,334
CVR Partners, LP 9.25% 2023[4]	1,300	1,328
First Quantum Minerals Ltd. 6.75% 2020[4]	16,443	13,812
First Quantum Minerals Ltd. 7.00% 2021[4]	17,193	13,905
First Quantum Minerals Ltd. 7.25% 2022[4]	3,025	2,352
FMG Resources 4.25% 2019[1,2,3]	3,806	3,651
FMG Resources 9.75% 2022[4]	14,765	16,389
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	5,305	4,695
Freeport-McMoRan Inc. 6.50% 2020	2,600	2,619
Georgia Gulf Corp. 4.625% 2021	3,325	3,416
Georgia Gulf Corp. 4.875% 2023	800	825
Huntsman International LLC 4.875% 2020	3,750	3,787
LSB Industries, Inc. 7.75% 2019	285	285
Owens-Illinois, Inc. 5.00% 2022[4]	560	563
Owens-Illinois, Inc. 5.875% 2023[4]	3,310	3,483
Owens-Illinois, Inc. 5.375% 2025[4]	420	418
Owens-Illinois, Inc. 6.375% 2025[4]	1,905	1,994
Platform Specialty Products Corp. 10.375% 2021[4]	4,360	4,404
Platform Specialty Products Corp. 6.50% 2022[4]	105	93
Platform Specialty Products Corp., Term Loan B-1, 5.50% 2020[1,2,3]	2,215	2,181
PQ Corp. 6.75% 2022[4]	1,400	1,460
PQ Corp., Term Loan, 5.75% 2022[1,2,3]	1,400	1,403
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Rayonier Advanced Materials Inc. 5.50% 2024[4]	$3,540	$3,044
Reynolds Group Inc. 9.875% 2019	1,863	1,926
Reynolds Group Inc. 5.75% 2020	9,970	10,323
Reynolds Group Inc. 7.00% 2024[4]	1,755	1,810
Ryerson Inc. 11.25% 2018	775	740
Ryerson Inc. 11.00% 2022[4]	11,282	11,705
Standard Industries Inc. 5.50% 2023[4]	1,950	2,004
Summit Materials, Inc. 6.125% 2023	2,105	2,085
Teck Resources Ltd. 4.50% 2021	2,100	1,838
Teck Resources Ltd. 8.00% 2021[4]	3,475	3,588
Tembec Industries Inc. 9.00% 2019[4]	350	273
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	355	375
United States Steel Corp. 8.375% 2021[4]	1,525	1,611
Vale Overseas Ltd. 5.875% 2021	2,650	2,660
Walter Energy, Inc. 9.50% 2019[4,7]	14,200	1,775
Zekelman Industries Inc. 9.875% 2023[4]	1,115	1,135
Zekelman Industries Inc., Term Loan B, 6.00% 2021[1,2,3]	2,465	2,465
		186,745
Financials 7.05%
Ally Financial Inc. 8.00% 2020	1,915	2,159
Ally Financial Inc. 5.125% 2024	2,250	2,317
Ally Financial Inc. 5.75% 2025	2,410	2,425
Bank of America Corp., Series AA, 6.10% (undated)	911	926
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	1,575	1,567
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	2,200	2,208
CIT Group Inc. 4.25% 2017	750	766
CIT Group Inc. 3.875% 2019	16,085	16,206
Citigroup Inc., Series P, 5.95% (undated)	1,263	1,236
Citigroup Inc., Series T, 6.25% (undated)	1,300	1,341
Citigroup Inc., Series R, junior subordinated 6.125% (undated)	1,825	1,855
Communications Sales & Leasing, Inc. 6.00% 2023[4]	5,825	5,941
Communications Sales & Leasing, Inc. 8.25% 2023	4,832	4,917
Credit Agricole SA 8.375% (undated)[4]	2,975	3,336
Crescent Resources 10.25% 2017[4]	5,175	5,194
Equinix, Inc. 5.875% 2026	1,150	1,202
Gaming and Leisure Properties, Inc. 4.375% 2021	200	206
Gaming and Leisure Properties, Inc. 5.375% 2026	720	747
General Motors Acceptance Corp. 7.50% 2020	1,945	2,174
Icahn Enterprises Finance Corp. 3.50% 2017	6,025	6,066
International Lease Finance Corp. 8.25% 2020	875	1,038
Iron Mountain Inc. 5.75% 2024	5,975	6,065
Iron Mountain Inc. 5.375% 2026[4]	1,375	1,339
iStar Financial Inc. 4.00% 2017	6,500	6,419
iStar Financial Inc. 4.875% 2018	925	896
iStar Financial Inc. 5.00% 2019	4,300	4,031
iStar Financial Inc., Series B, 9.00% 2017	2,380	2,481
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	3,370	3,442
Liberty Mutual Group Inc., Series A, 7.80% 2087[4]	1,200	1,311
MetLife Capital Trust X, junior subordinated 9.25% 2068[4]	300	412
MetLife Inc., junior subordinated 10.75% 2069	500	778
MSCI Inc. 5.75% 2025[4]	2,125	2,215
Newstar Financial Inc. 7.25% 2020	1,440	1,345
OneMain Financial Holdings, LLC 6.75% 2019[4]	930	910
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
OneMain Financial Holdings, LLC 7.25% 2021[4]	$1,895	$1,824
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	1,920	2,145
Realogy Corp. 4.50% 2019[4]	5,275	5,427
Realogy Corp. 5.25% 2021[4]	925	952
Realogy Corp. 4.875% 2023[4]	3,500	3,465
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[4]	1,265	1,360
Société Générale 8.25% 2049	375	373
Springleaf Finance Corp. 8.25% 2020	3,150	3,166
State Street Corp., junior subordinated, 5.25% 2049	1,525	1,575
UBS AG 6.875% (undated)	600	569
US Bancorp., junior subordinated 5.125% (undated)	1,495	1,540
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	2,810	2,943
ZFS Finance (USA) Trust V, junior subordinated, 6.50% 2067[4]	2,675	2,682
		123,492
Information technology 5.18%
Alcatel-Lucent USA Inc. 6.45% 2029	1,800	1,886
CommScope Holding Co., Inc. 5.00% 2021[4]	1,500	1,538
Dell Inc. 5.875% 2021[4]	1,425	1,462
Dell Inc. 7.125% 2024[4]	1,625	1,700
Dell Inc. 6.02% 2026[4]	2,575	2,676
Dell Inc. 8.35% 2046[4]	3,760	4,063
Dell Inc., Term Loan B, 4.00% 2021[1,2,3]	2,625	2,620
First Data Corp. 5.375% 2023[4]	2,775	2,828
First Data Corp. 7.00% 2023[4]	8,105	8,257
First Data Corp. 5.00% 2024[4]	3,825	3,849
First Data Corp. 5.75% 2024[4]	1,525	1,517
Freescale Semiconductor, Inc. 6.00% 2022[4]	1,575	1,665
Gogo Inc. 12.50% 2022[4]	10,450	10,372
Hughes Satellite Systems Corp. 7.625% 2021	1,500	1,620
Infor (US), Inc. 6.50% 2022	2,075	1,970
Infor Inc. 5.75% 2020[4]	2,200	2,315
Infor Software 7.125% 2021[4,5]	400	358
Match Group, Inc. 6.375% 2024[4]	2,800	2,926
Micron Technology, Inc. 7.50% 2023[4]	2,700	2,893
NXP BV and NXP Funding LLC 4.125% 2020[4]	1,000	1,015
NXP BV and NXP Funding LLC 4.125% 2021[4]	1,550	1,577
NXP BV and NXP Funding LLC 4.625% 2023[4]	1,550	1,581
ON Semiconductor Corp. 5.25% 2023[1,2,3]	2,175	2,190
Open Text Corp. 5.875% 2026[4]	1,575	1,587
PTC Inc. 6.00% 2024	1,275	1,323
Qorvo, Inc. 7.00% 2025[4]	6,725	7,128
Seagate Technology LLC 4.75% 2023	4,200	3,553
Solera Holdings, Inc. 10.50% 2024[4]	1,900	2,003
Solera Holdings, Inc., Term Loan B, 5.75% 2023[1,2,3]	1,895	1,899
Western Digital Corp. 7.375% 2023[4]	7,400	7,899
Western Digital Corp. 10.50% 2024[4]	750	804
Western Digital Corp., Term Loan B, 6.25% 2023[1,2,3]	1,550	1,559
		90,633
Utilities 2.29%
AES Corp. 8.00% 2020	2,175	2,545
AES Corp. 7.375% 2021	3,775	4,275
AES Corp. 5.50% 2024	2,700	2,778
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
AES Corp. 5.50% 2025	$4,000	$4,030
AES Corp. 6.00% 2026	4,115	4,208
Calpine Corp. 6.00% 2022[4]	1,010	1,063
Calpine Corp. 7.875% 2023[4]	280	297
Calpine Corp. 5.50% 2024	990	960
Calpine Corp. 5.875% 2024[4]	250	261
Calpine Corp. 5.25% 2026[4]	1,280	1,280
Dynegy Finance Inc. 6.75% 2019	145	146
Dynegy Finance Inc. 7.375% 2022	4,310	4,181
Dynegy Finance Inc. 7.625% 2024	260	251
Emera Inc. 6.75% 2076	1,575	1,600
Enel Società per Azioni 8.75% 2073[4]	2,475	2,852
NRG Energy, Inc. 6.25% 2022	4,635	4,554
NRG Energy, Inc. 7.25% 2026[4]	4,025	4,025
TXU, Term Loan, 4.65% 2017[1,2,3,7]	2,461	825
		40,131
Consumer staples 0.42%
Constellation Brands, Inc. 3.875% 2019	250	264
Constellation Brands, Inc. 6.00% 2022	700	791
Post Holdings, Inc. 7.75% 2024[4]	1,350	1,487
Post Holdings, Inc. 8.00% 2025[4]	1,550	1,726
Reynolds American Inc. 5.85% 2045	1,250	1,605
US Foods Holding Corp. 5.875% 2024[4]	1,350	1,387
		7,260
Total corporate bonds & notes		1,571,699
Asset-backed obligations 0.68%
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[3]	750	767
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.866% 2023[1,3,4]	1,190	1,187
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.878% 2023[1,3,4]	425	423
Madison Park Funding Ltd., CLO, Series 2012-8-A, Class A-R, 1.885% 2022[1,3,4]	2,537	2,534
Madison Park Funding Ltd., CLO, Series 2012-9-A, Class A-R, 1.916% 2022[1,3,4]	3,094	3,088
Magnetite CLO Ltd., Series 2012-6-A, Class A-R, 1.903% 2023[1,3,4]	925	923
Magnetite CLO Ltd., Series 2014-9-A, Class A-1, 2.058% 2026[1,3,4]	2,550	2,545
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.906% 2023[1,3,4]	450	448
		11,915
U.S. Treasury bonds & notes 0.58% U.S. Treasury 0.58%
U.S. Treasury 1.375% 2020[8]	10,000	10,192
Total U.S. Treasury bonds & notes		10,192
Bonds & notes of governments & government agencies outside the U.S. 0.23%
Argentina (Republic of) 7.50% 2026[4]	2,475	2,689
Argentina (Republic of) 6.625% 2028[4]	1,300	1,300
		3,989
Total bonds, notes & other debt instruments (cost: $1,671,781,000)		1,597,795
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Convertible bonds 0.23% Financials 0.19%	Principal amount (000)	Value (000)
Australia and New Zealand Banking Group Ltd., Contingent Convertible, 6.75% (undated)[4]	$1,400	$1,448
Banco Bilbao Vizcaya Argentaria, SA, contingent convertible, 6.75% (undated)	€2,000	1,909
		3,357
Miscellaneous 0.04%
Other convertible bonds in initial period of acquisition		646
Total convertible bonds (cost: $4,267,000)		4,003
Convertible stocks 0.42% Industrials 0.21%	Shares
CEVA Group PLC, Series A-1, 3.68% convertible preferred[6,9]	4,788	2,813
CEVA Group PLC, Series A-2, 2.68% convertible preferred[6,9]	2,212	885
		3,698
Energy 0.11%
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	41,760	1,257
Chesapeake Energy Corporation 5.75% convertible preferred[4]	2,000	559
Anadarko Petroleum Corp. 7.50% convertible preferred 2018, units	4,400	161
		1,977
Telecommunication services 0.02%
Frontier Communications Corp., Series A, convertible preferred	4,500	427
Miscellaneous 0.08%
Other convertible stocks in initial period of acquisition		1,359
Total convertible stocks (cost: $11,428,000)		7,461
Preferred securities 0.13% Miscellaneous 0.13%
Other preferred securities in initial period of acquisition		2,226
Total preferred securities (cost: $2,074,000)		2,226
Common stocks 0.93% Telecommunication services 0.25%
NII Holdings, Inc.[10]	1,364,455	4,339
Consumer discretionary 0.23%
Cooper-Standard Holdings Inc.[10]	52,300	4,131
Adelphia Recovery Trust, Series Arahova[6,10]	388,601	4
Adelphia Recovery Trust, Series ACC-1[10]	449,306	1
Five Star Travel Corp.[4,6,10]	7,285	—
		4,136
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Common stocks Industrials 0.13%	Shares	Value (000)
CEVA Group PLC[6,9,10]	5,622	$2,249
Quad/Graphics, Inc., Class A	555	13
Atrium Corp.[4,6,10]	361	—
		2,262
Energy 0.11%
Denbury Resources Inc.	213,000	764
Denbury Resources Inc.[4]	30,000	108
Occidental Petroleum Corp.	1,800	136
Chevron Corp.	1,250	131
Helmerich & Payne, Inc.	1,900	128
Royal Dutch Shell PLC, Class B (ADR)	2,200	123
EOG Resources, Inc.	1,425	119
Schlumberger Ltd.	1,500	119
Noble Energy, Inc.	2,900	104
ConocoPhillips	2,100	92
Southwestern Energy Co.[10]	4,797	60
Anadarko Petroleum Corp.	700	37
Ascent Resources - Utica, LLC, Class A6,10	4,950,195	—
		1,921
Materials 0.08%
Warrior Met Coal, LLC, Class B4,6,10	17,963	1,437
Health care 0.01%
Rotech Healthcare Inc.[6,10]	201,793	202
Concordia Healthcare Corp.	2,200	47
		249
Miscellaneous 0.12%
Other common stocks in initial period of acquisition		2,039
Total common stocks (cost: $40,780,000)		16,383
Short-term securities 4.47%	Principal amount (000)
Apple Inc. 0.45% due 7/20/2016[4]	$20,000	19,996
Emerson Electric Co. 0.42% due 8/8/2016[4]	12,800	12,794
Federal Home Loan Bank 0.58% due 7/13/2016	1,600	1,600
General Electric Co. 0.35% due 7/1/2016	25,000	25,000
Intel Corp. 0.37% due 7/26/2016	8,900	8,898
PepsiCo Inc. 0.41% due 7/15/2016[4]	10,000	9,998
Total short-term securities (cost: $78,285,000)		78,286
Total investment securities 97.43% (cost: $1,808,615,000)		1,706,154
Other assets less liabilities 2.57%		44,927
Net assets 100.00%		$1,751,081
American Funds Insurance Series — High-Income Bond Fund — Page 144 of 164

unaudited
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $19,963,000.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums received (000)	Unrealized appreciation at 6/30/2016 (000)
CDX.NA.HY.26	ICE	5.00%	6/20/2021	$15,000	$485	$306	$179

[1]	Coupon rate may change periodically.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $94,632,000, which represented 5.40% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $798,290,000, which represented 45.59% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $21,223,000, which represented 1.21% of the net assets of the fund.
[7]	Scheduled interest and/or principal payment was not received.
[8]	A portion of this security was pledged as collateral. The total value of pledged collateral was $820,000, which represented .05% of the net assets of the fund.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[10]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.68% convertible preferred	5/2/2013	$4,855	$2,813.16%
CEVA Group PLC, Series A-2, 2.68% convertible preferred	3/10/2010-8/22/2014	2,214	885.05
CEVA Group PLC	3/10/2010-5/2/2013	6,128	2,249.13
Total private placement securities		$13,197	$5,947.34%

Key to abbreviations and symbol
ADR = American Depositary Receipts
CLO - Collateralized Loan Obligations
€ = Euros
ICE = Intercontinental Exchange, Inc.
LOC = Letter of Credit
American Funds Insurance Series — High-Income Bond Fund — Page 145 of 164

Mortgage Fund
Investment portfolio
June 30, 2016
unaudited
Bonds, notes & other debt instruments 97.80% Mortgage-backed obligations 73.33% Federal agency mortgage-backed obligations 66.03%	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2035[1]	$21,400	$22,744
Fannie Mae 4.00% 2036[1]	6,055	6,579
Fannie Mae 5.00% 2036[1]	329	365
Fannie Mae 4.00% 2039[1]	2,885	3,117
Fannie Mae 4.00% 2041[1]	839	900
Fannie Mae 3.50% 2046[1]	5,182	5,421
Fannie Mae 4.00% 2046[1]	2,131	2,241
Fannie Mae 4.00% 2046[1]	1,387	1,454
Fannie Mae 4.00% 2046[1]	1,070	1,125
Fannie Mae 4.00% 2046[1]	555	584
Fannie Mae 4.00% 2046[1]	460	484
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 1.007% 2048[1,2,3]	96	96
Freddie Mac 5.00% 2034[1]	2,059	2,288
Freddie Mac 3.50% 2035[1]	11,425	12,171
Freddie Mac 3.50% 2035[1]	910	969
Freddie Mac 3.50% 2036[1]	4,362	4,647
Freddie Mac 4.00% 2036[1]	1,252	1,353
Freddie Mac 3.50% 2045[1]	12,000	12,850
Freddie Mac 3.50% 2046[1]	35,371	37,324
Freddie Mac 4.00% 2046[1]	21,450	22,980
Freddie Mac 4.00% 2046[1]	2,881	3,016
Freddie Mac 4.50% 2046[1]	4,029	4,414
Government National Mortgage Assn. 3.75% 2034[1]	1,480	1,591
Government National Mortgage Assn. 3.75% 2038[1]	964	1,036
Government National Mortgage Assn. 3.75% 2039[1]	1,102	1,185
Government National Mortgage Assn. 4.00% 2039[1]	594	618
Government National Mortgage Assn. 6.00% 2039[1]	412	476
Government National Mortgage Assn. 4.00% 2040[1]	408	425
Government National Mortgage Assn. 5.50% 2040[1]	3,201	3,594
Government National Mortgage Assn. 4.50% 2041[1]	149	156
Government National Mortgage Assn. 5.00% 2041[1]	1,801	1,958
Government National Mortgage Assn. 5.00% 2041[1]	1,130	1,194
Government National Mortgage Assn. 6.50% 2041[1]	1,239	1,456
Government National Mortgage Assn. 3.50% 2042[1]	893	926
Government National Mortgage Assn. 3.50% 2042[1]	585	605
Government National Mortgage Assn. 3.50% 2042[1]	411	436
Government National Mortgage Assn. 3.50% 2043[1]	2,643	2,836
Government National Mortgage Assn. 3.50% 2043[1]	2,400	2,549
Government National Mortgage Assn. 3.50% 2043[1]	2,019	2,164
Government National Mortgage Assn. 3.50% 2043[1]	1,650	1,753
Government National Mortgage Assn. 3.50% 2043[1]	1,306	1,387
Government National Mortgage Assn. 3.50% 2043[1]	542	560
Government National Mortgage Assn. 3.50% 2043[1]	225	239
Government National Mortgage Assn. 3.75% 2044[1]	1,225	1,314
Government National Mortgage Assn. 4.25% 2044[1]	2,017	2,176
American Funds Insurance Series — Mortgage Fund — Page 146 of 164

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2045[1]	$8,058	$8,653
Government National Mortgage Assn. 4.50% 2045[1]	1,523	1,636
Government National Mortgage Assn. 4.00% 2046[1,4]	22,606	24,158
Government National Mortgage Assn. 4.00% 2046[1]	3,328	3,468
Government National Mortgage Assn. 4.735% 2065[1]	1,872	2,002
Government National Mortgage Assn. 4.74% 2065[1]	950	1,023
Government National Mortgage Assn. 4.79% 2065[1]	2,657	2,869
Government National Mortgage Assn. 4.654% 2066[1]	2,422	2,689
Government National Mortgage Assn. 5.20% 2066[1]	1,378	1,424
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	5,084	5,423
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,108	1,179
		232,280
Commercial mortgage-backed securities 3.64%
Banc of America Commercial Mortgage Inc., Series 2007-5, Class A-1-A, 5.361% 2051[1]	254	263
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038[1]	763	768
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.910% 2040[1,3]	462	477
Citigroup Commercial Mortgage Trust, Series 2008-C-7, Class A-1-A, 6.259% 2049[1,3]	1,200	1,253
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	913	924
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.298% 2031[1,2,3]	753	747
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[1,2]	795	799
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A1A, 5.546% 2045[1]	362	362
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A1A, 5.431% 2047[1,3]	4,255	4,306
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-1-A, 5.682% 2045[1,3]	269	279
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[1]	346	349
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	699	704
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A-1-A, 5.422% 2044[1,3]	464	470
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[1,3]	59	59
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A1A, 5.297% 2048[1]	1,030	1,040
		12,800
Other mortgage-backed securities 3.23%
Freddie Mac, Series KJ02, Class A2, multifamily 2.597% 2020[1]	4,600	4,795
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,3]	4,722	5,185
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,3]	1,250	1,375
		11,355
Collateralized mortgage-backed 0.43%
Station Place Securitization Trust, Series 2016-3, Class A, 1.546% 2048[1,2,3,5]	1,500	1,500
Total mortgage-backed obligations		257,935
U.S. Treasury bonds & notes 10.05% U.S. Treasury inflation-protected securities 9.76%
U.S. Treasury Inflation-Protected Security 0.375% 2025[6,7]	10,289	10,608
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	120	159
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	6,813	6,850
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	9,726	11,275
U.S. Treasury Inflation-Protected Security 1.00% 2046[6]	5,018	5,430
		34,322
American Funds Insurance Series — Mortgage Fund — Page 147 of 164

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury 0.29%	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2046	$1,000	$1,043
Total U.S. Treasury bonds & notes		35,365
Asset-backed obligations 10.00%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[1]	222	222
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.66% 2018[1]	2,000	2,002
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class C, 1.69% 2018[1]	238	239
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[1,2]	279	279
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[1,2]	160	161
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.866% 2023[1,2,3]	1,700	1,696
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.888% 2019[1,2,3]	623	617
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.131% 2020[1,2,3,5]	1,911	1,867
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[1,2]	567	567
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.56% 2022[1,2]	241	241
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[1,2]	765	764
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[1,2]	232	232
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 2019[1,2]	1,338	1,342
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[1,2]	329	329
Drive Auto Receivables Trust, Series 2016-AA, Class A-2-A, 1.50% 2018[1,2]	779	779
Drive Auto Receivables Trust, Series 2015-BA, Class B, 2.12% 2019[1,2]	1,915	1,919
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[1,2]	1,220	1,223
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[1,2]	419	419
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.878% 2023[1,2,3]	1,000	995
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,2]	6,379	6,471
Magnetite CLO Ltd., Series 2012-6-A, Class A-R, 1.903% 2023[1,2,3]	1,690	1,686
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.906% 2023[1,2,3]	2,500	2,490
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[1,2]	118	119
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[1,2,5]	960	960
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.903% 2023[1,2,3]	1,605	1,600
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.923% 2025[1,2,3]	1,650	1,637
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[1,2]	507	506
Red River CLO Ltd., Series 1-A, Class A, 0.907% 2018[1,2,3]	16	16
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2017[1]	267	268
Santander Drive Auto Receivables Trust, Series 2015-5, Class A-2-A, 1.12% 2018[1]	496	495
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	613	614
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[1]	900	906
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[1]	1,500	1,506
		35,167
Federal agency bonds & notes 4.42%
Fannie Mae 1.25% 2017	8,000	8,036
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,512
		15,548
Total bonds, notes & other debt instruments (cost: $337,159,000)		344,015
Short-term securities 13.60%
Emerson Electric Co. 0.42% due 8/8/2016[2]	7,600	7,596
Fannie Mae 0.60% due 1/3/2017	10,000	9,978
Federal Home Loan Bank 0.33%–0.51% due 7/1/2016–1/5/2017	12,300	12,278
Freddie Mac 0.60% due 1/4/2017–1/5/2017	9,000	8,980
American Funds Insurance Series — Mortgage Fund — Page 148 of 164

unaudited
Short-term securities	Principal amount (000)	Value (000)
General Electric Co. 0.35% due 7/1/2016	$5,000	$5,000
Microsoft Corp. 0.44% due 8/3/2016[2]	4,000	3,999
Total short-term securities (cost: $47,809,000)		47,831
Total investment securities 111.40% (cost: $384,968,000)		391,846
Other assets less liabilities (11.40)%		(40,089)
Net assets 100.00%		$351,757
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $356,511,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 6/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.0285%	5/31/2018	$30,000	$168
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	15,000	(79)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	5,000	102
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	3,800	110
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	8,500	232
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	8,000	241
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	15,000	421
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	15,000	525
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	8,000	221
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	6,000	193
Receive	LCH	3-month USD-LIBOR	1.525	4/27/2020	5,000	121
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	9,000	329
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	8,000	297
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	8,000	303
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	1,000	39
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	2,000	68
Receive	LCH	3-month USD-LIBOR	1.372	3/17/2021	19,000	362
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	2,000	(107)
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	10,000	(740)
Receive	LCH	3-month USD-LIBOR	1.775	3/17/2026	4,000	156
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	3,500	(1,238)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	2,000	(647)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	2,000	(662)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(987)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	2,000	(320)
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	3,200	(473)
Pay	LCH	3-month USD-LIBOR	2.625	6/2/2045	1,000	(190)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	1,500	(250)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	2,500	(412)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	4,000	(675)
Receive	LCH	3-month USD-LIBOR	2.55376	11/9/2045	300	52
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	3,560	(598)
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	2,000	(314)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	2,250	(413)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	1,500	(209)
Pay	LCH	3-month USD-LIBOR	2.33725	2/1/2046	5,000	(610)
						$(4,984)
American Funds Insurance Series — Mortgage Fund — Page 149 of 164

unaudited
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $145,863,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
10 Year Ultra U.S. Treasury Note Futures	CME	Short	69	September 2016	$9,841	$(210)
20 Year U.S. Treasury Bond Futures	CME	Short	33	September 2016	5,379	(308)
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	19	September 2016	3,377	164
5 Year U.S. Treasury Note Futures	CME	Long	574	October 2016	68,887	1,236
2 Year U.S. Treasury Note Futures	CME	Long	260	October 2016	56,631	394
						$1,276

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $43,652,000, which represented 12.41% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Purchased on a TBA basis.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,327,000, which represented 1.23% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,605,000, which represented 2.16% of the net assets of the fund.

Key to abbreviations
CLO = Collateralized Loan Obligations
CME = CME Group
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
TBA = To be announced
American Funds Insurance Series — Mortgage Fund — Page 150 of 164

Ultra-Short Bond Fund
(formerly Cash Management Fund)
Investment portfolio
June 30, 2016
unaudited
Short-term securities 98.04% Commercial paper 68.37%	Principal amount (000)	Value (000)
BASF SE 0.42% due 7/25/2016[1]	$12,600	$12,596
CAFCO, LLC 0.42%–0.57% due 7/22/2016–8/18/2016[1]	12,300	12,295
Chevron Corp. 0.50% due 8/8/2016[1]	4,100	4,098
Emerson Electric Co. 0.37%–0.41% due 7/5/2016–7/27/2016[1]	12,500	12,498
ExxonMobil Corp. 0.39% due 7/6/2016	10,000	9,999
General Electric Co. 0.35% due 7/1/2016	12,500	12,500
GlaxoSmithKline Finance PLC 0.43% due 7/14/2016[1]	10,700	10,698
Gotham Funding Corp. 0.55% due 8/2/2016[1]	5,100	5,098
John Deere Financial Ltd. 0.43% due 7/13/2016[1]	11,300	11,298
KfW 0.42% due 8/3/2016[1]	13,000	12,996
Liberty Street Funding Corp. 0.60% due 9/12/2016[1]	12,500	12,485
Microsoft Corp. 0.43% due 7/27/2016[1]	5,600	5,598
Mitsubishi UFJ Financial 0.57% due 8/25/2016[1]	6,900	6,894
Mizuho Bank, Ltd. 0.61% due 9/22/2016[1]	9,000	8,987
Nestlé Finance International Ltd. 0.60% due 7/18/2016	7,500	7,499
Nordea Bank AB 0.51% due 7/1/2016[1]	8,200	8,200
Novartis Securities Investment Ltd. 0.46% due 7/19/2016–8/9/2016[1]	12,700	12,696
Pfizer Inc. 0.53% due 8/23/2016[1]	10,600	10,593
Québec (Province of) 0.47% due 9/7/2016[1]	5,900	5,895
Reckitt Benckiser Treasury Services PLC 0.62% due 9/6/2016[1]	12,500	12,489
Roche Holdings, Inc. 0.40% due 7/6/2016[1]	7,900	7,900
Sumitomo Mitsui Banking Corp. 0.46% due 7/5/2016[1]	7,000	7,000
Total Capital Canada Ltd. 0.59% due 8/12/2016[1]	10,100	10,095
Toyota Motor Credit Corp. 0.58% due 8/15/2016	9,000	8,994
Unilever Capital Corp. 0.56% due 8/15/2016[1]	12,500	12,492
United Parcel Service Inc. 0.55% due 10/3/2016[1]	2,200	2,197
Wal-Mart Stores, Inc. 0.35% due 7/11/2016[1]	3,600	3,600
		247,690
Federal agency discount notes 19.18%
Fannie Mae 0.30% due 8/8/2016	15,000	14,996
Federal Home Loan Bank 0.31%–0.55% due 8/11/2016–9/21/2016	44,500	44,477
Freddie Mac 0.32% due 7/13/2016	10,000	9,999
		69,472
Certificates of deposit 8.28%
Bank of Montreal 0.57% due 7/18/2016	10,000	10,001
Canadian Imperial Bank of Commerce 0.54% due 8/1/2016	10,000	10,001
Wells Fargo Bank, N.A. 0.86% due 10/18/2016	10,000	10,004
		30,006
U.S. Treasury 2.21%
U.S. Treasury Bills 0.22% due 7/7/2016	8,000	8,000
Total short-term securities (cost: $355,143,000)		355,168
American Funds Insurance Series — Ultra-Short Bond Fund — Page 151 of 164

unaudited
Bonds, notes & other debt instruments 1.38% U.S. Treasury bonds & notes 1.38%	Principal amount (000)	Value (000)
U.S. Treasury 0.313% 2016[2]	$5,000	$5,001
Total bonds, notes & other debt instruments (cost: $4,999,000)		5,001
Total investment securities 99.42% (cost: $360,142,000)		360,169
Other assets less liabilities 0.58%		2,095
Net assets 100.00%		$362,264
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $204,401,000, which represented 56.42% of the net assets of the fund.
[2]	Coupon rate may change periodically.
American Funds Insurance Series — Ultra-Short Bond Fund — Page 152 of 164

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
June 30, 2016
unaudited
Bonds, notes & other debt instruments 91.98% U.S. Treasury bonds & notes 42.46% U.S. Treasury 22.41%	Principal amount (000)	Value (000)
U.S. Treasury 0.50% 2017[1]	$75,000	$75,040
U.S. Treasury 0.875% 2017	75,000	75,208
U.S. Treasury 0.75% 2018	60,000	60,183
U.S. Treasury 0.875% 2018	66,000	66,368
U.S. Treasury 1.625% 2019[1]	66,500	68,310
U.S. Treasury 1.625% 2019	15,300	15,729
U.S. Treasury 3.625% 2019	56,500	61,561
U.S. Treasury 1.125% 2021	18,000	18,101
U.S. Treasury 1.375% 2021	91,000	92,632
U.S. Treasury 2.25% 2021	76,800	81,297
U.S. Treasury 3.625% 2021	3,800	4,254
U.S. Treasury 1.625% 2022	100	102
U.S. Treasury 1.375% 2023	5,000	5,029
U.S. Treasury 1.625% 2023	750	767
U.S. Treasury 1.625% 2026	46,000	46,593
U.S. Treasury 6.25% 2030	2,980	4,686
U.S. Treasury 2.50% 2046	16,600	17,325
U.S. Treasury 2.50% 2046	6,000	6,257
		699,442
U.S. Treasury inflation-protected securities 20.05%
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	14,745	14,848
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	10,471	10,717
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	70,655	72,454
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	4,473	4,580
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	4,374	4,438
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	3,814	3,951
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	28,210	28,542
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	11,251	11,440
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	84,031	86,631
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	52,668	62,977
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	133,902	141,174
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	339	448
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	20,846	20,960
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	79,760	92,468
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	65,030	70,375
		626,003
Total U.S. Treasury bonds & notes		1,325,445
Federal agency bonds & notes 27.57%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	851	889
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,165	1,218
Fannie Mae 1.25% 2017	10,000	10,045
Fannie Mae 5.00% 2017	2,655	2,728
Fannie Mae 1.75% 2019	16,000	16,455
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 153 of 164

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Fannie Mae 1.50% 2020	$94,500	$96,356
Fannie Mae 3.51% 2029	7,500	7,622
Fannie Mae 7.125% 2030	4,000	6,289
Federal Farm Credit Banks 0.496% 2017[4]	6,300	6,301
Federal Farm Credit Banks 0.508% 2017[4]	7,321	7,323
Federal Farm Credit Banks 0.60% 2017	41,774	41,786
Federal Home Loan Bank 0.625% 2016	4,575	4,576
Federal Home Loan Bank 1.75% 2018	38,000	38,929
Federal Home Loan Bank 3.375% 2023	16,715	18,805
Federal Home Loan Bank 2.875% 2024	8,500	9,278
Federal Home Loan Bank 5.50% 2036	600	864
Freddie Mac 0.50% 2017	30,000	30,016
Freddie Mac 1.25% 2019	18,730	18,952
Freddie Mac 3.75% 2019	12,750	13,766
Freddie Mac 2.375% 2022	112,000	118,770
Private Export Funding Corp. 1.45% 2019	17,500	17,720
Private Export Funding Corp. 2.25% 2020	5,000	5,199
Private Export Funding Corp. 3.55% 2024	6,340	7,158
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	74	79
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	39	42
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	126	137
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	357	383
Tennessee Valley Authority 1.875% 2022	10,150	10,413
Tennessee Valley Authority 4.65% 2035	2,330	2,935
Tennessee Valley Authority 5.88% 2036	1,750	2,535
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	36,954
Tennessee Valley Authority, Series B, 3.50% 2042	2,360	2,577
Tennessee Valley Authority, Series A, 4.625% 2060	250	312
TVA Southaven 3.846% 2033[3]	1,559	1,715
U.S. Department of Housing and Urban Development, Series 2015-A-2, 0.83% 2016	7,000	7,002
U.S. Department of Housing and Urban Development, Series 2015-A-3, 0.93% 2017	8,000	7,999
U.S. Department of Housing and Urban Development, Series 2015-A-4, 1.33% 2018	10,000	10,063
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	11,510	11,732
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	5,165
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	8,278
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	2,102
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	3,157
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	3,515	3,846
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,842
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	16,750
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,579
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,829
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,501
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,569
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,348
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	2,884
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	686
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	20,379
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	94,444
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	46,095
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	47,509
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	4,023	5,233
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,486
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	930	1,021
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 154 of 164

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	$1,041	$1,178
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	851	963
		860,767
Mortgage-backed obligations 21.95% Federal agency mortgage-backed obligations 21.11%
Fannie Mae 3.311% 2017[3]	1,228	1,249
Fannie Mae 6.50% 2028[3]	253	294
Fannie Mae 3.00% 2035[3]	14,280	15,020
Fannie Mae 3.00% 2035[3]	6,948	7,308
Fannie Mae 3.50% 2035[3]	10,462	11,119
Fannie Mae 6.50% 2037[3]	91	102
Fannie Mae 7.00% 2037[3]	114	127
Fannie Mae 7.00% 2037[3]	53	59
Fannie Mae 6.00% 2038[3]	63	72
Fannie Mae 4.00% 2041[3]	2,150	2,370
Fannie Mae 4.50% 2041[3]	1,862	2,042
Fannie Mae 5.00% 2041[3]	1,232	1,399
Fannie Mae 5.00% 2041[3]	884	1,004
Fannie Mae 5.00% 2041[3]	640	728
Fannie Mae 5.00% 2041[3]	421	478
Fannie Mae 4.00% 2042[3]	1,531	1,687
Fannie Mae 4.00% 2042[3]	389	429
Fannie Mae 4.00% 2043[3]	3,344	3,674
Fannie Mae 4.00% 2044[3]	673	739
Fannie Mae 3.50% 2046[3]	15,000	15,692
Fannie Mae 4.00% 2046[3]	13,584	14,235
Fannie Mae 4.00% 2046[3]	10,288	10,821
Fannie Mae 4.50% 2046[3]	19,858	21,878
Fannie Mae, Series 2001-4, Class GA, 9.363% 2025[3,4]	2	2
Fannie Mae, Series 2001-4, Class NA, 9.696% 2025[3,4]	5	6
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	225	209
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[3]	101	119
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 1.007% 2048[3,4,5]	48	48
Freddie Mac 5.50% 2024[3]	894	975
Freddie Mac 3.50% 2034[3]	4,709	5,013
Freddie Mac 3.00% 2035[3]	9,901	10,412
Freddie Mac 3.50% 2035[3]	50,682	53,988
Freddie Mac 3.50% 2035[3]	28,523	30,381
Freddie Mac 3.50% 2035[3]	16,414	17,485
Freddie Mac 3.50% 2035[3]	14,153	15,071
Freddie Mac 3.50% 2035[3]	9,521	10,142
Freddie Mac 3.50% 2035[3]	7,386	7,865
Freddie Mac 3.50% 2035[3]	4,551	4,847
Freddie Mac 2.573% 2036[3,4]	491	520
Freddie Mac 5.00% 2040[3]	1,642	1,817
Freddie Mac 5.00% 2041[3]	2,812	3,164
Freddie Mac 4.00% 2043[3]	1,133	1,242
Freddie Mac 4.00% 2043[3]	649	709
Freddie Mac 4.00% 2043[3]	602	660
Freddie Mac 4.00% 2043[3]	472	520
Freddie Mac 4.00% 2044[3]	512	563
Freddie Mac 3.50% 2046[3]	43,094	45,559
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 155 of 164

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2046[3]	$33,603	$35,459
Freddie Mac 4.00% 2046[3]	54,273	58,398
Freddie Mac 4.00% 2046[3]	10,862	11,720
Freddie Mac 4.00% 2046[3]	2,851	3,077
Freddie Mac 4.00% 2046[3]	1,891	1,980
Freddie Mac, Series 1567, Class A, 0.842% 2023[3,4]	68	68
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	402	372
Government National Mortgage Assn. 3.75% 2034[3]	1,403	1,509
Government National Mortgage Assn. 5.50% 2038[3]	676	762
Government National Mortgage Assn. 5.50% 2038[3]	194	219
Government National Mortgage Assn. 5.50% 2038[3]	158	179
Government National Mortgage Assn. 5.50% 2038[3]	148	167
Government National Mortgage Assn. 6.00% 2038[3]	423	491
Government National Mortgage Assn. 6.50% 2038[3]	688	800
Government National Mortgage Assn. 6.50% 2038[3]	200	233
Government National Mortgage Assn. 5.00% 2039[3]	1,156	1,291
Government National Mortgage Assn. 6.00% 2039[3]	413	476
Government National Mortgage Assn. 4.50% 2040[3]	825	901
Government National Mortgage Assn. 5.50% 2040[3]	11,754	13,196
Government National Mortgage Assn. 4.50% 2041[3]	2,148	2,314
Government National Mortgage Assn. 5.00% 2041[3]	4,048	4,399
Government National Mortgage Assn. 3.00% 2042[3]	82	86
Government National Mortgage Assn. 3.50% 2043[3]	2,909	3,100
Government National Mortgage Assn. 4.50% 2045[3]	34,366	36,906
Government National Mortgage Assn. 4.50% 2045[3]	32,151	34,543
Government National Mortgage Assn. 4.50% 2045[3]	28,437	30,540
Government National Mortgage Assn. 4.50% 2045[3]	9,319	10,062
Government National Mortgage Assn. 4.50% 2045[3]	6,608	7,102
Government National Mortgage Assn. 4.50% 2045[3]	6,114	6,567
Government National Mortgage Assn. 4.50% 2045[3]	2,981	3,201
Government National Mortgage Assn. 4.50% 2045[3]	961	1,032
Government National Mortgage Assn. 4.50% 2045[3]	159	171
Government National Mortgage Assn. 4.50% 2045[3]	1	1
Government National Mortgage Assn. 4.00% 2046[3]	6,128	6,382
Government National Mortgage Assn. 6.172% 2058[3]	29	29
Government National Mortgage Assn. 6.22% 2058[3]	111	114
Government National Mortgage Assn. 4.677% 2065[3]	1,977	2,080
Government National Mortgage Assn., Series 2003, 6.116% 2058[3]	181	188
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[3]	4,846	4,950
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.428% 2060[3,4]	18,925	20,160
National Credit Union Administration, Series 2010-R2, Class 1A, 0.835% 2017[3,4]	247	247
National Credit Union Administration, Series 2011-R3, Class 1A, 0.845% 2020[3,4]	614	613
National Credit Union Administration, Series 2011-R2, Class 1A, 0.865% 2020[3,4]	164	164
National Credit Union Administration, Series 2011-R1, Class 1A, 0.915% 2020[3,4]	397	398
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	14,575	15,166
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	12,504	13,312
		658,968
Other mortgage-backed securities 0.84%
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	2,350	2,472
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	2,000	2,134
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.411% 2023[3,4]	2,050	2,224
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[3,4]	3,825	4,224
Freddie Mac, Series KGRP, Class A, multifamily 0.829% 2020[3,4]	4,962	4,973
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 156 of 164

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Other mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	$771	$799
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	821	840
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	3,099	3,117
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	1,282	1,339
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	1,735	1,789
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3]	400	439
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[3]	1,700	1,856
		26,206
Total mortgage-backed obligations		685,174
Total bonds, notes & other debt instruments (cost: $2,786,998,000)		2,871,386
Short-term securities 6.41%
Alphabet Inc. 0.39% due 8/24/2016[5]	32,000	31,980
Chevron Corp. 0.52% due 8/2/2016[5]	900	900
Emerson Electric Co. 0.42% due 8/8/2016[5]	17,800	17,792
Federal Farm Credit Banks 0.68% due 1/20/2017	10,000	9,976
Freddie Mac 0.60% due 1/9/2017	50,000	49,885
General Electric Co. 0.35% due 7/1/2016	15,000	15,000
Jupiter Securitization Co., LLC 1.00% due 10/18/2016[5]	15,000	14,967
United Parcel Service Inc. 0.49% due 7/1/2016[5]	14,800	14,800
Wal-Mart Stores, Inc. 0.38% due 7/25/2016[5]	14,700	14,696
Wells Fargo Bank, N.A. 0.81%–0.84% due 8/16/2016	30,000	30,009
Total short-term securities (cost: $199,925,000)		200,005
Total investment securities 98.39% (cost: $2,986,923,000)		3,071,391
Other assets less liabilities 1.61%		50,350
Net assets 100.00%		$3,121,741
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $5,646,361,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 6/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	0.947%	11/17/2017	$98,000	$340
Receive	LCH	3-month USD-LIBOR	1.061	1/11/2018	130,000	702
Pay	LCH	3-month USD-LIBOR	0.8645	5/10/2018	119,000	(303)
Receive	LCH	3-month USD-LIBOR	0.87	5/13/2018	191,000	508
Receive	LCH	3-month USD-LIBOR	1.066	6/2/2018	150,000	948
Receive	LCH	3-month USD-LIBOR	1.2375	7/16/2018	50,000	506
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	175,000	(931)
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	175,000	(926)
Receive	LCH	3-month USD-LIBOR	1.264	1/12/2019	160,000	1,957
Pay	LCH	3-month USD-LIBOR	1.1595	6/6/2019	160,000	(1,624)
Receive	LCH	3-month USD-LIBOR	1.0225	6/9/2019	81,000	502
Receive	LCH	3-month USD-LIBOR	1.017	6/9/2019	81,000	489
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	100,000	2,883
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 157 of 164

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 6/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.7945%	6/20/2019	$86,600	$2,510
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	34,700	1,002
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	64,000	1,926
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	127,000	3,730
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	52,000	1,819
Receive	LCH	3-month USD-LIBOR	1.45	2/2/2020	360,000	7,503
Receive	LCH	3-month USD-LIBOR	1.1335	2/12/2021	98,000	799
Receive	LCH	3-month USD-LIBOR	1.148	4/13/2021	65,000	551
Receive	LCH	3-month USD-LIBOR	1.3365	6/3/2021	78,000	1,341
Pay	LCH	3-month USD-LIBOR	1.086	6/21/2021	49,000	(242)
Pay	LCH	3-month USD-LIBOR	1.75918	4/29/2022	58,000	(2,318)
Pay	LCH	3-month USD-LIBOR	1.9605	8/5/2022	36,000	(1,883)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	280,000	7,162
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	280,000	6,893
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	21,000	(1,120)
Receive	LCH	3-month USD-LIBOR	1.335	6/13/2023	23,000	277
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(1,673)
Pay	LCH	3-month USD-LIBOR	1.798	2/2/2026	35,000	(1,447)
Pay	LCH	3-month USD-LIBOR	1.6035	4/13/2026	68,000	(1,549)
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	62,000	(6,134)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	62,000	(6,324)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	45,000	(15,921)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	16,000	(5,175)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	16,000	(5,292)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	12,000	(2,486)
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	2,000	(315)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	11,000	(1,760)
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	60,000	(12,570)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	24,000	(4,008)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	36,000	(5,933)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	10,000	(1,686)
Pay	LCH	3-month USD-LIBOR	2.6445	11/10/2045	11,500	(2,256)
Pay	LCH	3-month USD-LIBOR	2.7025	11/12/2045	9,000	(1,892)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	(2,243)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	9,000	(1,652)
Pay	LCH	3-month USD-LIBOR	2.5885	12/23/2045	22,500	(4,118)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	12,000	(1,674)
Pay	LCH	3-month USD-LIBOR	2.1625	3/11/2046	21,000	(1,668)
Pay	LCH	3-month USD-LIBOR	2.1695	3/11/2046	21,000	(1,704)
Receive	LCH	3-month USD-LIBOR	2.11	4/13/2046	14,000	932
Pay	LCH	3-month USD-LIBOR	2.126	6/3/2046	17,000	(1,198)
Pay	LCH	3-month USD-LIBOR	1.7985	6/30/2046	12,000	120
						$(54,625)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 158 of 164

unaudited
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $1,331,356,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 6/30/2016 (000)
30 Day Federal Funds Futures	CME	Long	1,600	July 2016	$663,722	$481
30 Day Federal Funds Futures	CME	Short	1,600	August 2016	663,203	(1,017)
10 Year U.S. Treasury Note Futures	CME	Long	1,064	September 2016	138,970	2,525
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	361	September 2016	62,924	4,358
20 Year U.S. Treasury Bond Futures	CME	Short	139	September 2016	22,643	(1,312)
5 Year U.S. Treasury Note Futures	CME	Long	6,154	October 2016	741,131	10,666
2 Year U.S. Treasury Note Futures	CME	Long	1,729	October 2016	377,072	2,147
						$17,848

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $81,381,000, which represented 2.61% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $95,183,000, which represented 3.05% of the net assets of the fund.

Key to abbreviations
CME = CME Group
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 159 of 164

Managed Risk Growth Fund
Investment portfolio
June 30, 2016
unaudited
Growth funds 94.14%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	2,549,343	$159,181
Total growth funds (cost: $180,212,000)		159,181
Short-term securities 4.65%
Government Cash Management Fund	7,867,230	7,867
Total short-term securities (cost: $7,867,000)		7,867
Total investment securities 98.79% (cost: $188,079,000)		167,048
Other assets less liabilities 1.21%		2,046
Net assets 100.00%		$169,094
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $55,910,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	539	September 2016	$55,142	$(1,189)
Russell 2000 Mini Index Contracts	ICE	Short	61	September 2016	6,881	(118)
S&P Mid 400 E-mini Index Contracts	CME	Short	12	September 2016	1,751	(40)
Euro Currency Contracts	CME	Short	12	September 2016	1,681	14
Euro Stoxx 50 Index Contracts	EUREX	Short	52	September 2016	1,610	(43)
British Pound Currency Contracts	CME	Short	17	September 2016	1,472	65
FTSE 100 Index Contracts	LIFFE	Short	17	September 2016	1,366	(96)
Mini MSCI Emerging Market Index Contracts	ICE	Short	32	September 2016	1,288	(48)
Japanese Yen Currency Contracts	CME	Short	3	September 2016	362	(2)
Nikkei 225 Index Contracts	OSE	Short	2	September 2016	305	(1)
						$(1,458)

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk Growth Fund — Page 160 of 164

Managed Risk International Fund
Investment portfolio
June 30, 2016
unaudited
Growth funds 95.44%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,274,625	$85,818
Total growth funds (cost: $100,723,000)		85,818
Total investment securities 95.44% (cost: $100,723,000)		85,818
Other assets less liabilities 4.56%		4,099
Net assets 100.00%		$89,917
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $58,283,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
Mini MSCI Emerging Market Index Contracts	ICE	Short	465	September 2016	$18,929	$(478)
Euro Currency Contracts	CME	Short	112	September 2016	15,803	253
Euro Stoxx 50 Index Contracts	EUREX	Short	481	September 2016	15,036	(253)
Nikkei 225 Index Contracts	OSE	Short	51	September 2016	7,897	97
British Pound Currency Contracts	CME	Short	89	September 2016	7,838	468
Japanese Yen Currency Contracts	CME	Short	64	September 2016	7,595	(170)
FTSE 100 Index Contracts	LIFFE	Short	86	September 2016	6,817	(580)
S&P 500 E-mini Index Contracts	CME	Short	15	September 2016	1,556	(12)
Russell 2000 Mini Index Contracts	ICE	Short	8	September 2016	924	6
						$(669)

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk International Fund — Page 161 of 164

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
June 30, 2016
unaudited
Growth-and-income funds 95.42%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	14,183,076	$180,408
Total growth-and-income funds (cost: $193,956,000)		180,408
Short-term securities 3.67%
Government Cash Management Fund	6,942,706	6,943
Total short-term securities (cost: $6,943,000)		6,943
Total investment securities 99.09% (cost: $200,899,000)		187,351
Other assets less liabilities 0.91%		1,713
Net assets 100.00%		$189,064
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $55,729,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	573	September 2016	$58,270	$(1,614)
Euro Currency Contracts	CME	Short	8	September 2016	1,116	5
Euro Stoxx 50 Index Contracts	EUREX	Short	36	September 2016	1,108	(36)
Russell 2000 Mini Index Contracts	ICE	Short	7	September 2016	789	(15)
British Pound Currency Contracts	CME	Short	6	September 2016	515	18
FTSE 100 Index Contracts	LIFFE	Short	6	September 2016	482	(33)
Mini MSCI Emerging Market Index Contracts	ICE	Short	11	September 2016	445	(14)
						$(1,689)

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 162 of 164

Managed Risk Growth-Income Fund
Investment portfolio
June 30, 2016
unaudited
Growth-and-income funds 94.73%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,108,753	$129,200
Total growth-and-income funds (cost: $150,009,000)		129,200
Short-term securities 4.31%
Government Cash Management Fund	5,877,708	5,878
Total short-term securities (cost: $5,878,000)		5,878
Total investment securities 99.04% (cost: $155,887,000)		135,078
Other assets less liabilities 0.96%		1,312
Net assets 100.00%		$136,390
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $40,567,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	391	September 2016	$39,640	$(1,223)
Russell 2000 Mini Index Contracts	ICE	Short	24	September 2016	2,667	(86)
Euro Currency Contracts	CME	Short	12	September 2016	1,670	4
Euro Stoxx 50 Index Contracts	EUREX	Short	54	September 2016	1,656	(61)
British Pound Currency Contracts	CME	Short	10	September 2016	843	15
FTSE 100 Index Contracts	LIFFE	Short	9	September 2016	723	(52)
Mini MSCI Emerging Market Index Contracts	ICE	Short	14	September 2016	557	(27)
S&P Mid 400 E-mini Index Contracts	CME	Short	3	September 2016	433	(15)
Japanese Yen Currency Contracts	CME	Short	3	September 2016	368	4
Nikkei 225 Index Contracts	OSE	Short	2	September 2016	296	(10)
						$(1,451)

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 163 of 164

Managed Risk Asset Allocation Fund
Investment portfolio
June 30, 2016
unaudited
Asset allocation funds 94.89%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	138,927,746	$2,918,872
Total asset allocation funds (cost: $3,000,755,000)		2,918,872
Short-term securities 5.18%
Government Cash Management Fund	159,494,573	159,495
Total short-term securities (cost: $159,495,000)		159,495
Total investment securities 100.07% (cost: $3,160,250,000)		3,078,367
Other assets less liabilities (0.07)%		(2,213)
Net assets 100.00%		$3,076,154
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $353,417,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	1,600	September 2016	$165,421	$(1,795)
Mini MSCI Emerging Market Index Contracts	ICE	Short	249	September 2016	10,308	(84)
Russell 2000 Mini Index Contracts	ICE	Short	85	September 2016	9,615	(138)
Euro Stoxx 50 Index Contracts	EUREX	Short	165	September 2016	5,183	(62)
Euro Currency Contracts	CME	Short	36	September 2016	5,011	13
S&P Mid 400 E-mini Index Contracts	CME	Short	27	September 2016	3,970	(61)
British Pound Currency Contracts	CME	Short	35	September 2016	2,919	21
FTSE 100 Index Contracts	LIFFE	Short	34	September 2016	2,865	(60)
Japanese Yen Currency Contracts	CME	Short	2	September 2016	244	1
						$(2,165)

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
INGEFPX-998-0816O-S54137	American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 164 of 164

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: August 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: August 31, 2016

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: August 31, 2016